  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 20, 1996
                                                      1933 ACT FILE NO. 33-572
                                                      1940 ACT FILE NO. 811-4409
================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                  FORM N-1A
                            REGISTRATION STATEMENT
                                    UNDER
                          THE SECURITIES ACT OF 1933                  [X]
                       POST-EFFECTIVE AMENDMENT NO. 63                [X]
                            REGISTRATION STATEMENT
                                    UNDER
                      THE INVESTMENT COMPANY ACT OF 1940              [X]
                               AMENDMENT NO. 65                       [X]


                         EATON VANCE MUNICIPALS TRUST
           --------------------------------------------------------
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                24 FEDERAL STREET, BOSTON, MASSACHUSETTS 02110
                ----------------------------------------------
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 617-482-8260
                    -------------------------------------
                       (REGISTRANT'S TELEPHONE NUMBER)


        ALAN R. DYNNER, 24 FEDERAL STREET, BOSTON, MASSACHUSETTS 02110
        --------------------------------------------------------------
                   (NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective pursuant to rule 485
(check appropriate box):
[ ] immediately upon filing pursuant to paragraph (b)   [ ] on (date) pursuant to paragraph (a)(1)
[X] on January 1, 1997 pursuant to paragraph (b)        [ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] 60 days after filing pursuant to paragraph (a)(1)   [ ] on (date) pursuant to paragraph (a)(2).


If appropriate, check the following box:
[ ] this post effective amendment designates a new effective date for a previously filed post-effective amendment.


    Alabama Municipals Portfolio, Arkansas Municipals Portfolio, Georgia Municipals Portfolio, Kentucky Municipals Portfolio, Louisiana Municipals Portfolio, Maryland Municipals Portfolio, Missouri Municipals Portfolio, North Carolina Municipals Portfolio, Oregon Municipals Portfolio, South Carolina Municipals Portfolio, Tennessee Municipals Portfolio and Virginia Municipals Portfolio have also executed this Registration Statement.

                                     CALCULATION OF REGISTRATION FEE
-------------------------------------------------------------------------------------------------------------
                                      AMOUNT OF       PROPOSED MAXIMUM   PROPOSED AGGREGATE     AMOUNT OF
       TITLE OF SECURITIES           SHARES BEING      OFFERING PRICE         MAXIMUM          REGISTRATION
        BEING REGISTERED              REGISTERED         PER SHARE         OFFERING PRICE          FEE
-------------------------------------------------------------------------------------------------------------
Shares of Beneficial Interest         10,931,539          $9.38(1)        $102,537,838(2)          $100
=============================================================================================================

(1) Computed under Rule 457(d) on the basis of the maximum aggregate offering price per share at the close of business on November 11, 1996.
(2) Registrant elects to calculate the maximum aggregate offering price pursuant to Rule 24e-2 for those series with a fiscal year end of August 31, 1996. $205,945,266 of shares were redeemed during the fiscal year ended August 31, 1996. $93,969,743 of shares were used for reductions pursuant to Paragraph
    (c) of Rule 24f-2 during such fiscal year. $102,207,838 of shares redeemed are being used for the reduction of the registration fee in this Amendment. While no fee is required for the $102,207,838 of shares, the Registrant has elected to register, for $100, an additional $330,000 of shares.

    The Registrant has filed a Declaration pursuant to Rule 24f-2. On September 4, 1996, Registrant filed its "Notice" as required by that Rule for the series of the Registrant with the fiscal year end of July 31, 1996, on October 15, 1996 filed its "Notice" for the series of the Registrant with the fiscal year end of August 31, 1996, and on November 21, 1996 filed its "Notice" for the series of the Registrant with the fiscal year end of September 30, 1996. Registrant continues its election to register an indefinite number of shares of beneficial interest pursuant to Rule 24f-2.
================================================================================

This Amendment to the registration statement on Form N-1A consists of the following documents and papers:

    Cross Reference Sheets required by Rule 481(a) under Securities Act of
1933

    Part A -- The Combined Prospectuses of:


        EV Traditional Alabama Municipals Fund                  EV Marathon Alabama Municipals Fund
        EV Traditional Arkansas Municipals Fund                 EV Marathon Arkansas Municipals Fund
        EV Traditional Georgia Municipals Fund                  EV Marathon Georgia Municipals Fund
        EV Traditional Kentucky Municipals Fund                 EV Marathon Kentucky Municipals Fund
        EV Traditional Louisiana Municipals Fund                EV Marathon Louisiana Municipals Fund
        EV Traditional Maryland Municipals Fund                 EV Marathon Maryland Municipals Fund
        EV Traditional Missouri Municipals Fund                 EV Marathon Missouri Municipals Fund
        EV Traditional North Carolina                           EV Marathon North Carolina
          Municipals Fund                                         Municipals Fund
        EV Traditional Oregon Municipals Fund                   EV Marathon Oregon Municipals Fund
        EV Traditional South Carolina                           EV Marathon South Carolina
          Municipals Fund                                         Municipals Fund
        EV Traditional Tennessee Municipals Fund                EV Marathon Tennessee Municipals Fund
        EV Traditional Virginia Municipals Fund                 EV Marathon Virginia Municipals Fund

    Part B -- The Combined Statements of Additional Information of:

        EV Traditional Alabama Municipals Fund                  EV Marathon Alabama Municipals Fund
        EV Traditional Arkansas Municipals Fund                 EV Marathon Arkansas Municipals Fund
        EV Traditional Georgia Municipals Fund                  EV Marathon Georgia Municipals Fund
        EV Traditional Kentucky Municipals Fund                 EV Marathon Kentucky Municipals Fund
        EV Traditional Louisiana Municipals Fund                EV Marathon Louisiana Municipals Fund
        EV Traditional Maryland Municipals Fund                 EV Marathon Maryland Municipals Fund
        EV Traditional Missouri Municipals Fund                 EV Marathon Missouri Municipals Fund
        EV Traditional North Carolina                           EV Marathon North Carolina
          Municipals Fund                                         Municipals Fund
        EV Traditional Oregon Municipals Fund                   EV Marathon Oregon Municipals Fund
        EV Traditional South Carolina                           EV Marathon South Carolina
          Municipals Fund                                         Municipals Fund
        EV Traditional Tennessee Municipals Fund                EV Marathon Tennessee Municipals Fund
        EV Traditional Virginia Municipals Fund                 EV Marathon Virginia Municipals Fund

    Part C -- Other Information


               Signatures

               Exhibit Index Required by Rule 483(b) under the Securities Act of 1933

               Exhibits


This Amendment is not intended to amend the Prospectuses and Statements of Additional Information of any other Series of the Registrant not identified above.

                                            EATON VANCE MUNICIPALS TRUST

                                                CROSS REFERENCE SHEET
                                             ITEMS REQUIRED BY FORM N-1A
                                             ---------------------------
PART A
ITEM NO.                   ITEM CAPTION                                           PROSPECTUS CAPTION
--------                   ------------                              --------------------------------------------
 1. .....................  Cover Page                                Cover Page
 2. .....................  Synopsis                                  Shareholder and Fund Expenses
 3. .....................  Condensed Financial Information           The Funds' Financial Highlights; Performance
                                                                       Information
 4. .....................  General Description of Registrant         The Funds' Investment Objectives; Investment
                                                                       Policies and Risks; Organization of the
                                                                       Funds and the Portfolios
 5. .....................  Management of the Fund                    Management of the Funds and the Portfolios
 5A......................  Management's Discussion of Fund           Not Applicable
                             Performance
 6. .....................  Capital Stock and Other Securities        Organization of the Funds and the Portfolios;
                                                                       Reports to Shareholders; The Lifetime
                                                                       Investing Account/Distribution Options;
                                                                       Distributions and Taxes
 7. .....................  Purchase of Securities Being Offered      Valuing Fund Shares; How to Buy Fund Shares;
                                                                       The Lifetime Investing Account/Distribution
                                                                       Options; Distribution Plans (for Marathon
                                                                       Funds) or Service Plans (for Traditional
                                                                       Funds); The Eaton Vance Exchange Privilege;
                                                                       Eaton Vance Shareholder Services; Statement
                                                                       of Intention and Escrow Agreement
                                                                       (Traditional Funds only)
 8. .....................  Redemption or Repurchase                  How to Redeem Fund Shares
 9. .....................  Pending Legal Proceedings                 Not Applicable

PART B
ITEM NO.                   ITEM CAPTION                               STATEMENT OF ADDITIONAL INFORMATION CAPTION
--------                   ------------                              --------------------------------------------
10. .....................  Cover Page                                Cover Page
11. .....................  Table of Contents                         Table of Contents
12. .....................  General Information and History           Other Information
13. .....................  Investment Objectives and Policies        Additional Information about Investment
                                                                       Policies; Investment Restrictions
14. .....................  Management of the Fund                    Trustees and Officers; Fees and Expenses
15. .....................  Control Persons and Principal Holders of  Control Persons and Principal Holders of
                             Securities                                Securities
16. .....................  Investment Advisory and Other             Investment Adviser and Administrator;
                             Services                                  Distribution Plan (for Marathon Funds) or
                                                                       Service Plan (for Traditional Funds);
                                                                       Custodian; Independent Certified Public
                                                                       Accountants; Fees and Expenses
17. .....................  Brokerage Allocation and Other            Portfolio Security Transactions; Fees and
                             Practices                                 Expenses
18. .....................  Capital Stock and Other Securities        Other Information
19. .....................  Purchase, Redemption and Pricing of       Determination of Net Asset Value; Principal
                             Securities Being Offered                  Underwriter; Service for Withdrawal;
                                                                       Services for Accumulation (for Traditional
                                                                       Funds only); Distribution Plan (for
                                                                       Marathon Funds) or Service Plan (for
                                                                       Traditional Funds); Fees and Expenses
20. .....................  Tax Status                                Taxes; Tax Equivalent Yield Table
21. .....................  Underwriters                              Principal Underwriter; Fees and Expenses
22. .....................  Calculation of Performance Data           Investment Performance; Performance
                                                                       Information
23. .....................  Financial Statements                      Financial Statements

                                    PART A
                     INFORMATION REQUIRED IN A PROSPECTUS


                                 EV MARATHON
                               MUNICIPAL FUNDS
------------------------------------------------------------------------------


EV MARATHON ALABAMA MUNICIPALS FUND   EV MARATHON MISSOURI MUNICIPALS FUND
EV MARATHON ARKANSAS MUNICIPALS FUND  EV MARATHON NORTH CAROLINA MUNICIPALS FUND
EV MARATHON GEORGIA MUNICIPALS FUND   EV MARATHON OREGON MUNICIPALS FUND
EV MARATHON KENTUCKY MUNICIPALS FUND EV MARATHON SOUTH CAROLINA MUNICIPALS FUND EV MARATHON LOUISIANA MUNICIPALS FUND EV MARATHON TENNESSEE MUNICIPALS FUND
EV MARATHON MARYLAND MUNICIPALS FUND  EV MARATHON VIRGINIA MUNICIPALS FUND

THE EV MARATHON MUNICIPAL FUNDS (THE "FUNDS") ARE MUTUAL FUNDS SEEKING TO PROVIDE CURRENT INCOME EXEMPT FROM REGULAR FEDERAL INCOME TAX AND THEIR RESPECTIVE STATE TAXES DESCRIBED UNDER "THE FUNDS" INVESTMENT OBJECTIVES" IN THIS PROSPECTUS. EACH FUND INVESTS ITS ASSETS IN A CORRESPONDING NON-DIVERSIFIED OPEN-END INVESTMENT COMPANY (A "PORTFOLIO") HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY DIRECTLY INVESTING IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES. EACH FUND IS A SERIES OF EATON VANCE MUNICIPALS TRUST (THE "TRUST").


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Funds involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.


This combined Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A combined Statement of Additional Information dated January 1, 1997 for the Funds, as supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This Statement of Additional Information is available without charge from the Funds' principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The Portfolios' investment adviser is Boston Management and Research (the "Investment Adviser"), a wholly-owned subsidiary of Eaton Vance Management, and Eaton Vance Management is the administrator (the "Administrator") of the Funds. The offices of the Investment Adviser and the Administrator are located at 24 Federal Street, Boston, MA 02110.


AS OF THE DATE OF THIS COMBINED PROSPECTUS, A FUND MAY NOT BE AVAILABLE FOR PURCHASE IN CERTAIN STATES. PLEASE CONTACT THE PRINCIPAL UNDERWRITER OR YOUR BROKER FOR FURTHER INFORMATION.

-------------------------------------------------------------------------------

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
   REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------

                                                         PAGE                                                     PAGE
  Shareholder and Fund Expenses ..........................  2  How to Redeem Fund Shares .......................... 22
  The Funds' Financial Highlights ........................  5  Reports to Shareholders ............................ 24
  The Funds' Investment Objectives ....................... 12  The Lifetime Investing Account/Distribution
  Investment Policies and Risks .......................... 13    Options .......................................... 24
  Organization of the Funds and the Portfolios ........... 16  The Eaton Vance Exchange Privilege ................. 25
  Management of the Funds and the Portfolios ............. 17  Eaton Vance Shareholder Services ................... 26
  Distribution Plans ..................................... 19  Distributions and Taxes ............................ 26
  Valuing Fund Shares .................................... 21  Performance Information ............................ 27
  How to Buy Fund Shares ................................. 21  Appendix -- State Specific Information ............. 28

----------------------------------------------------------------------------------------------------------------------

                       PROSPECTUS DATED JANUARY 1, 1997

SHAREHOLDER AND FUND EXPENSES
------------------------------------------------------------------------------

  SHAREHOLDER TRANSACTION EXPENSES
  ---------------------------------------------------------------------------------------------------------------
  Sales Charges Imposed on Purchases of Shares                                                          None
  Sales Charges Imposed on Reinvested Distributions                                                     None
  Fees to Exchange Shares                                                                               None
  Range of Declining Contingent Deferred Sales Charges Imposed on Redemption during the First Seven Years (as a percentage of redemption proceeds exclusive of all
    reinvestments and capital appreciation in the account)                                          5.00%-0%

        ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
        ---------------------------------------------------------------------------------------------------------
                                                     ALABAMA          ARKANSAS         GEORGIA          KENTUCKY
                                                     FUND             FUND             FUND             FUND
                                                     ----             ----             ----             ----
  Investment Adviser Fee                             0.40%            0.36%            0.40%            0.41%
  Rule 12b-1 Distribution (and Service) Fees         0.93             0.92             0.92             0.93
  Other Expenses                                     0.24             0.28             0.26             0.23
                                                     ----             ----             ----             ----
      Total Operating Expenses                       1.57%            1.56%            1.58%            1.57%
                                                     ====             ====             ====             ====
        EXAMPLE
        ---------------------------------------------------------------------------------------------------------
        An investor would pay the following contingent deferred sales charge and expenses on a $1,000 investment, assuming (a) 5% annual return and (b) redemption at the end of each period:
                                                     ALABAMA          ARKANSAS         GEORGIA          KENTUCKY
                                                     FUND             FUND             FUND             FUND
                                                     ----             ----             ----             ----
   1 Year                                            $ 66             $ 66             $ 66             $ 66
   3 Years                                             90               89               90               90
   5 Years                                            106              105              106              106
  10 Years                                            187              186              188              187

        An investor would pay the following expenses on the same investment, assuming (a) 5% annual return and
        (b) no redemptions:
   1 Year                                            $ 16             $ 16             $ 16             $ 16
   3 Years                                             50               49               50               50
   5 Years                                             86               85               86               86
  10 Years                                            187              186              188              187

        ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
        ---------------------------------------------------------------------------------------------------------
                                                   LOUISIANA        MARYLAND         MISSOURI       NORTH CAROLINA
                                                     FUND             FUND             FUND             FUND
                                                   ---------        --------         --------       --------------
  Investment Adviser Fee (after any applicable fee
    reduction)                                       0.12%            0.40%            0.37%            0.43%
  Rule 12b-1 Distribution (and Service) Fees         0.92             0.91             0.92             0.93
  Other Expenses                                     0.37             0.26             0.27             0.23
                                                     ----             ----             ----             ----
        Total Operating Expenses
          (after reduction)                          1.41%            1.57%            1.56%            1.59%
                                                     ====             ====             ====             ====
        EXAMPLE
        ---------------------------------------------------------------------------------------------------------

        An investor would pay the following contingent deferred sales charge and expenses on a $1,000 investment, assuming (a) 5% annual return and (b) redemption at the end of each period:

                                                   LOUISIANA        MARYLAND         MISSOURI       NORTH CAROLINA
                                                     FUND             FUND             FUND             FUND
                                                   ---------        --------         --------       --------------
   1 Year                                            $ 64             $ 66             $ 66             $ 66
   3 Years                                             85               90               89               90
   5 Years                                             97              106              105              107
  10 Years                                            169              187              186              189

        An investor would pay the following expenses on the same investment, assuming (a) 5% annual return and (b)
        no redemptions:

   1 Year                                            $ 14             $ 16             $ 16             $ 16
   3 Years                                             45               50               49               50
   5 Years                                             77               86               85               87
  10 Years                                            169              187              186              189


        ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
        ---------------------------------------------------------------------------------------------------------
                                                    OREGON        SOUTH CAROLINA     TENNESSEE        VIRGINIA
                                                     FUND             FUND             FUND             FUND
                                                    ------        --------------     ---------        --------

  Investment Adviser Fee                             0.41%            0.33%            0.31%            0.43%
  Rule 12b-1 Distribution (and Service) Fees         0.92             0.92             0.91             0.92
  Other Expenses                                     0.23             0.35             0.31             0.21
                                                     ----             ----             ----             ----
        Total Operating Expenses                     1.56%            1.60%            1.53%            1.56%
                                                     ====             ====             ====             ====

        EXAMPLE
        ---------------------------------------------------------------------------------------------------------
        An investor would pay the following contingent deferred sales charge and expenses on a $1,000 investment, assuming (a) 5% annual return and (b) redemption at the end of each period:
                                                    OREGON        SOUTH CAROLINA     TENNESSEE        VIRGINIA
                                                     FUND             FUND             FUND             FUND
                                                    ------        --------------     ---------        --------

   1 Year                                            $ 66             $ 66             $ 66             $ 66
   3 Years                                             89               90               88               89
   5 Years                                            105              107              103              105
  10 Years                                            186              190              182              186

        An investor would pay the following expenses on the same investment, assuming (a) 5% annual return and (b)
        no redemptions:
   1 Year                                            $ 16             $ 16             $ 16             $ 16
   3 Years                                             49               50               48               49
   5 Years                                             85               87               83               85
  10 Years                                            186              190              182              186

NOTES:
The tables and Examples summarize the aggregate expenses of the Funds and the Portfolios and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in a Fund. Information for each Fund is based on its expenses for the most recent fiscal year. Absent a fee reduction, the Investment Adviser Fee and Total Operating Expenses for the Louisiana Fund would have been 0.23% and 1.53%, respectively.


The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. Federal regulations require the Examples to assume a 5% annual return, but actual return will vary. For further information regarding the expenses of the Funds and the Portfolios see "The Funds" Financial Highlights'', "Management of the Funds and the Portfolios" and "How to Redeem Fund Shares". A long-term shareholder in a Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Association of Securities Dealers, Inc. See "Distribution Plans."

No contingent deferred sales charge is imposed on (a) shares purchased more than six years prior to redemption, (b) shares acquired through the reinvestment of distributions or (c) any appreciation in value of other shares in the account (see "How to Redeem Fund Shares") and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange Privilege."

Each Portfolio's monthly advisory fee has two components, a fee based on daily net assets and a fee based on daily gross income, as set forth in the fee schedule on page 18.

Each Fund invests exclusively in its corresponding Portfolio. Other investment companies with different distribution arrangements and fees are investing in the Portfolios and others may do so in the future. See "Organization of the Funds and the Portfolios".

THE FUNDS' FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

The following information should be read in conjunction with the audited financial statements included in the Fund's annual report to shareholders which is incorporated by reference into the Statement of Additional
Information in reliance upon the report of Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing. Further information regarding the performance of a Fund is contained in its annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter.
-------------------------------------------------------------------------------

                                               ALABAMA FUND                                           ARKANSAS FUND
                         -------------------------------------------------------      ---------------------------------------------
                                                YEAR ENDED                                             YEAR ENDED
                         -------------------------------------------------------      ---------------------------------------------
                                   AUGUST 31,                    SEPTEMBER 30,                  AUGUST 31,            SEPTEMBER 30,
                         -------------------------------     -------------------      ------------------------------  -------------
                          1996        1995       1994**       1993         1992++       1996       1995     1994**       1993++
                         -------     -------     -------     -------     -------       -------   -------   -------      -------
NET ASSET VALUE,
  beginning of year      $10.440     $10.210     $11.060     $10.340     $10.000       $10.250   $10.140   $10.910      $10.000
                         -------     -------     -------     -------     -------       -------   -------   -------      -------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income  $ 0.470     $ 0.479     $ 0.425     $ 0.475     $ 0.208       $ 0.450   $ 0.460   $ 0.431      $ 0.471
  Net realized and
    unrealized gain (loss)
    on investments         0.030       0.244      (0.769)      0.837       0.385+++     (0.038)    0.132    (0.703)       1.025
                         -------     -------     -------     -------     -------       -------   -------   -------      -------
    Total income (loss)
      from operations    $ 0.500     $ 0.723     $(0.344)    $ 1.312     $ 0.593       $ 0.412   $ 0.592   $(0.272)     $ 1.496
                         -------     -------     -------     -------     -------       -------   -------   -------      -------
LESS DISTRIBUTIONS:
  From net investment
    income               $(0.480)    $(0.479)    $(0.425)    $(0.475)    $(0.208)      $(0.471)  $(0.460)  $(0.431)     $(0.471)
  In excess of net
    investment income(4)   --         (0.014)     (0.081)     (0.117)     (0.045)       (0.001)   (0.022)   (0.067)      (0.115)
                         -------     -------     -------     -------     -------       -------   -------   -------      -------
    Total distributions  $(0.480)    $(0.493)    $(0.506)    $(0.592)    $(0.253)      $(0.472)  $(0.482)  $(0.498)     $(0.586)
                         -------     -------     -------     -------     -------       -------   -------   -------      -------
NET ASSET VALUE, end
  of year                $10.460     $10.440     $10.210     $11.060     $10.340       $10.190   $10.250   $10.140      $10.910
                         =======     =======     =======     =======     =======       =======   =======   =======      =======
TOTAL RETURN(1)            4.85%       7.38%     (3.18)%      13.09%       5.71%         4.05%     6.15%   (2.53)%       15.00%
RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end of period
    (000 omitted)       $101,692    $108,642    $105,553     $84,621     $21,105       $72,868   $80,823   $82,436      $59,205
  Ratio of net expenses to
    average daily net
    assets(2)(4)           1.57%       1.51%       1.43%+      1.37%       1.01%+        1.56%     1.50%     1.17%+       0.88%+
  Ratio of net expenses to
    average net assets after
    custodian fee
    reduction(2)           1.52%       --          --           --           --          1.54%      --        --           --
  Ratio of net investment
    income to average
    daily net assets       4.44%       4.74%       4.35%+      4.30%       4.49%+        4.34%     4.67%     4.47%+       4.27%+
PORTFOLIO TURNOVER(3)
                           --          --          --            15%         13%         --         --          5%          13%
*For the periods indicated, the operating expenses of the Funds and the Portfolios reflect an allocation of expenses to the
 Investment Adviser and/or the Administrator. Had such actions not been taken, net investment income per share and the ratios would have been as follows:
 NET INVESTMENT INCOME PER SHARE                             $ 0.462     $ 0.185                           $ 0.409      $ 0.411
                                                             =======     =======                           =======      =======
 RATIOS (As a percentage of average daily net assets):
    Expenses(2)                                                1.49%       1.50%+                            1.40%+       1.42%+
    Net investment income                                      4.18%       4.00%+                            4.24%+       3.73%+
                                                                                                      (See footnotes on page 11.)

--------------------------------------------------------------------------------

                                           GEORGIA FUND                                         KENTUCKY FUND
                       ---------------------------------------------------    ---------------------------------------------------
                                            YEAR ENDED                                            YEAR ENDED
                       ----------------------------------------------------   ---------------------------------------------------
                                 AUGUST 31,                 SEPTEMBER 30,               AUGUST 31,              SEPTEMBER 30,
                       -------------------------------    -----------------   -----------------------------    ------------------
                        1996        1995        1994**     1993      1992++     1996      1995       1994**     1993      1992++
                        -------    -------     -------    -------   -------    -------   -------    -------    -------    -------
NET ASSET VALUE,
  beginning of year     $ 9.790    $ 9.800     $10.750    $10.120   $10.000    $ 9.990   $ 9.850    $10.780    $10.090    $10.000
                        -------    -------     -------    -------   -------    -------   -------    -------    -------    -------
INCOME (LOSS) FROM OPERATIONS:
  Net investment
    income              $ 0.451    $ 0.450     $ 0.413    $ 0.459   $ 0.380    $ 0.450   $ 0.458    $ 0.415    $ 0.462    $ 0.363
  Net realized and
    unrealized gain
    (loss) on
    investments           0.024      0.007++    (0.841)     0.776     0.215     (0.009)++  0.163     (0.811)     0.820      0.192
                        -------    -------     -------    -------   -------    -------   -------    -------    -------    -------
    Total income
      (loss) from
      operations        $ 0.475    $ 0.457     $(0.428)   $ 1.235   $ 0.595    $ 0.441   $ 0.621    $(0.396)   $ 1.282    $ 0.555
                        -------    -------     -------    -------   -------    -------   -------    -------    -------    -------
LESS DISTRIBUTIONS:
  From net investment
    income              $(0.455)   $(0.450)    $(0.413)   $(0.459)  $(0.380)   $(0.450)  $(0.458)   $(0.415)   $(0.462)   $(0.363)
  In excess of net
    investment income(4)   --       (0.017)     (0.065)    (0.129)   (0.095)    (0.011)   (0.023)    (0.075)    (0.125)    (0.102)
  From net realized
    gain on investment
    transactions           --         --          --       (0.017)     --         --        --         --       (0.005)      --
  In excess of net
    realized gain on
    investment
    transactions(4)        --         --        (0.044)      --        --         --         --      (0.044)      --         --
                        -------    -------     -------    -------   -------    -------   -------    -------    -------    -------
    Total distributions $(0.455)   $(0.467)    $(0.522)   $(0.605)  $(0.475)   $(0.461)  $(0.481)   $(0.534)   $(0.592)   $(0.465)
                        -------    -------     -------    -------   -------    -------   -------    -------    -------    -------
NET ASSET VALUE, end
  of year               $ 9.810    $ 9.790     $ 9.800    $10.750   $10.120    $ 9.970   $ 9.990    $ 9.850    $10.780    $10.090
                        =======    =======     =======    =======   =======    =======   =======    =======    =======    =======
TOTAL RETURN(1)           4.91%      4.90%     (4.08)%     12.60%     5.85%      4.45%     6.61%    (3.78)%     13.05%      5.45%
RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end of period
    (000 omitted)      $106,992   $120,143    $134,481   $120,043   $42,156   $131,357  $143,106   $141,994    $20,073    $46,835
  Ratio of net expenses
    to average daily net
    assets(2)(5)          1.58%      1.49%       1.41%+     1.52%     1.13%+     1.57%     1.52%      1.44%+     1.50%      1.44%+
  Ratio of net expenses
    to average daily net
    assets after custodian
    fee reduction(2)      1.52%       --          --         --        --        1.54%      --          --         --        --
  Ratio of net investment
    income to average
    daily net assets      4.55%      4.72%       4.39%+     4.27%     4.72%+     4.45%     4.74%      4.39%+     4.29%      4.56%+
PORTFOLIO TURNOVER(3)     --          --          --          20%       33%       --        --          --         21%        64%
*For the periods indicated, the operating expenses of the Funds and the Portfolios reflect an allocation of expenses to the
 Investment Adviser and/or Administrator. Had such actions not been taken, net investment income per share and the ratios would have been as follows:
NET INVESTMENT INCOME PER SHARE                                     $ 0.341                                               $ 0.357
                                                                    =======                                               =======
 RATIOS (As a percentage of average daily net assets):
    Expenses(2)                                                       1.61%+                                                1.52%+
    Net investment income                                             4.24%+                                                4.48%+
                                                                                                         (See footnotes on page 11.)

--------------------------------------------------------------------------------

                                      LOUISIANA FUND                                            MARYLAND FUND
                       --------------------------------------------      ----------------------------------------------------------
                                        YEAR ENDED                                               YEAR ENDED
                       ---------------------------------------------     ----------------------------------------------------------
                                                           SEPTEMBER
                                  AUGUST 31,                   30,                  AUGUST 31,                    SEPTEMBER 30,
                       --------------------------------     ---------    -------------------------------      ---------------------
                       1996       1995          1994**       1993++       1996       1995        1994**        1993       1992++
                      -------    -------        -------      -------     -------    -------     --------      -------     -------
NET ASSET VALUE,
  beginning of year   $ 9.980    $10.010        $11.130      $10.000     $10.230    $10.070     $ 11.070      $10.290     $10.000
                      -------    -------        -------      -------     -------    -------     --------      -------     -------
INCOME (LOSS) FROM OPERATIONS:
  Net investment
    income            $ 0.486    $ 0.487        $ 0.447      $ 0.478     $ 0.464    $ 0.476     $  0.428      $ 0.466     $ 0.303
  Net realized and
    unrealized gain
    (loss) on
    investments        (0.016)    (0.006)+++     (0.937)       1.234       0.086      0.169       (0.922)       0.890       0.375+++
                      -------    -------        -------      -------     -------    -------     --------      -------     -------
    Total income
      (loss) from
      operations      $ 0.470    $ 0.481        $(0.490)     $ 1.712     $ 0.550    $ 0.645     $ (0.494)     $ 1.356     $ 0.678
                      -------    -------        -------      -------     -------    -------     --------      -------     -------
LESS DISTRIBUTIONS:
  From net investment
    income            $(0.490)   $(0.487)       $(0.447)     $(0.478)    $(0.480)   $(0.476)    $ (0.428)     $(0.466)    $(0.303)
  In excess of net
    investment
    income(4)           --        (0.024)        (0.074)      (0.104)      --        (0.009)      (0.070)      (0.110)     (0.085)
  In excess of net
    realized gain
    on investment
    transactions(4)     --         --            (0.109)       --          --         --          (0.008)       --          --
                      -------    -------        -------      -------     -------    -------     --------      -------     -------
    Total
      distributions   $(0.490)   $(0.511)       $(0.630)     $(0.582)    $(0.480)   $(0.485)    $ (0.506)     $(0.576)    $(0.388)
                      -------    -------        -------      -------     -------    -------     --------      -------     -------
NET ASSET VALUE,
  end of year         $ 9.960    $ 9.980        $10.010      $11.130     $10.300    $10.230     $ 10.070      $11.070     $10.290
                      =======    =======        =======      =======     =======    =======     ========      =======     =======
TOTAL RETURN(1)         4.77%      5.08%        (4.56)%       17.26%       5.44%      6.71%      (4.56)%       13.61%       6.65%
RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end
    of period
    (000 omitted)     $32,994    $31,836        $29,020      $17,935    $109.243   $113,826     $116,721      $95,226     $29,180
  Ratio of net expenses to
    average daily net
    assets(2)(4)        1.41%      1.31%          1.08%+       1.07%+      1.57%      1.50%        1.43%+       1.43%       1.30%+
  Ratio of net expenses to
    average daily net
    assets after custodian
    fee reduction(2)    1.34%        --           --           --          1.55%      --           --           --            --
  Ratio of net investment
    income to average
    daily net assets    4.82%      4.97%          4.62%+       4.27%+      4.46%      4.82%        4.44%+       4.28%       4.25%+
PORTFOLIO TURNOVER(3)    --         --              14%          86%        --         --           --            12%          3%

*For the periods indicated, the operating expenses of the Funds and the Portfolios reflect an allocation of expenses to the
 Investment Adviser and/or the Administrator. Had such actions not been taken, net investment income per share and the ratios would have been as follows:
NET INVESTMENT
INCOME PER SHARE      $ 0.474    $ 0.470        $ 0.412      $ 0.401                                          $ 0.461     $ 0.280
                      =======    =======        =======      =======                                          =======     =======
 RATIOS (As a percentage of average daily net assets):
    Expenses(2)(4)      1.53%      1.42%          1.44%+       1.76%+                                           1.48%       1.62%+
    Expenses after
      custodial fee
      reduction(2)      1.45%      --              --           --                                              --           --
    Net investment
      income            4.70%      4.86%          4.26%+       3.58%+                                           4.23%       3.93%+
                                                                                                         (See footnotes on page 11.)

--------------------------------------------------------------------------------

                                       MISSOURI FUND                                      NORTH CAROLINA FUND
                     ------------------------------------------------    ------------------------------------------------------
                                        YEAR ENDED                                            YEAR ENDED
                     ------------------------------------------------    ------------------------------------------------------
                              AUGUST 31,               SEPTEMBER 30,                AUGUST 31,                SEPTEMBER 30,
                     ----------------------------    ----------------     -------------------------------    ------------------
                      1996      1995      1994**      1993      1992++     1996       1995        1994**      1993      1992++
                     -------   -------    -------    -------   -------    -------    -------      -------    -------    -------
NET ASSET VALUE,
  beginning of year  $10.510   $10.240    $11.250    $10.400   $10.000    $ 9.960    $ 9.970      $10.940    $10.300    $10.000
                     -------   -------    -------    -------   -------    -------    -------      -------    -------    -------
INCOME (LOSS) FROM OPERATIONS:
  Net investment
    income           $ 0.476   $ 0.477    $ 0.423    $ 0.470   $ 0.200    $ 0.452    $ 0.466      $ 0.423    $ 0.468    $ 0.456
  Net realized and
    unrealized gain
    (loss) on
    investments        0.003     0.289     (0.904)     1.005     0.455      0.026      0.011+++    (0.895)     0.794      0.423+++
                     -------   -------    -------    -------   -------    -------    -------      -------    -------    -------
    Total income
      (loss) from
      operations     $ 0.479   $ 0.766    $(0.481)   $ 1.475   $ 0.655    $ 0.478    $ 0.477      $(0.472)   $ 1.262    $ 0.879
                     -------   -------    -------    -------   -------    -------    -------      -------    -------    -------
LESS DISTRIBUTIONS:
  From net investment
    income           $(0.476)  $(0.477)   $(0.423)   $(0.470)  $(0.200)   $(0.455)   $(0.466)     $(0.423)   $(0.468)   $(0.456)
  In excess of net
    investment
    income(4)         (0.003)   (0.019)    (0.084)    (0.128)   (0.055)    (0.013)    (0.021)      (0.075)    (0.120)    (0.123)
  In excess of net
    realized gain
    on investment
    transactions(4)    --         --       (0.022)    (0.027)    --         --         --            --       (0.034)     --
                     -------   -------    -------    -------   -------    -------    -------      -------    -------    -------
    Total
      distributions  $(0.479)  $(0.496)   $(0.529)   $(0.625)  $(0.255)   $(0.468)   $(0.487)     $(0.498)   $(0.622)   $(0.579)
                     -------   -------    -------    -------   -------    -------    -------      -------    -------    -------
NET ASSET VALUE,
  end of year        $10.510   $10.510    $10.240    $11.250   $10.400    $ 9.970    $ 9.960      $ 9.970    $10.940    $10.300
                     =======   =======    =======    =======   =======    =======    =======      =======    =======    =======
TOTAL RETURN(1)        4.60%     7.82%    (4.33)%     14.66%     6.33%      4.83%      5.03%      (4.40)%     12.69%      8.75%
RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end of period
    (000 omitted)    $82,385   $89,811    $91,227    $76,653   $25,225   $169,889   $188,450     $192,667   $173,828    $71,733
  Ratio of net expenses
    to average daily
    net assets(2)(4)   1.56%     1.53%      1.49%+     1.52%     1.32%+     1.59%      1.51%        1.42%+     1.52%      1.35%+
  Ratio of net expenses
    to average daily
    net assets after
    custodian fee
    reduction(2)       1.54%      --         --         --        --        1.54%       --           --         --        --
  Ratio of net investment
    income to average
    daily net assets   4.47%     4.72%      4.30%+     4.23%     4.31%+     4.47%     4.78%        4.43%+     4.34%      4.54%+
PORTFOLIO TURNOVER(3)   --        --         --          14%       21%       --         --           --         16%        52%
*For the periods indicated, the operating expenses of the Funds and the Portfolios reflect an allocation of expenses to the
 Investment Adviser and/or Administrator. Had such actions not been taken, net investment income per share and the ratios would have been as follows:
NET INVESTMENT INCOME PER SHARE                      $ 0.467   $ 0.192                                                  $ 0.434
                                                     =======   =======                                                  =======
 RATIOS (As a percentage of average daily net assets):
    Expenses(2)                                        1.55%     1.49%+                                                   1.57%+
    Net investment income                              4.20%     4.14%+                                                   4.32%+
                                                                                                         (See footnotes on page 11.)

--------------------------------------------------------------------------------

                                           OREGON FUND                                            SOUTH CAROLINA
                      -------------------------------------------------------   ---------------------------------------------------
                                            YEAR ENDED                                              YEAR ENDED
                      -------------------------------------------------------   ---------------------------------------------------
                                 AUGUST 31,                SEPTEMBER 30,                    AUGUST 31,                SEPTEMBER 30,
                      -------------------------------    ------------------      ---------------------------------    -------------
                         1996       1995      1994**      1993       1992++       1996         1995        1994**         1993++
                        -------    -------    -------    -------    -------      -------      -------      -------        -------
NET ASSET VALUE,
  beginning of year     $10.310    $10.090    $11.130    $10.270    $10.000      $10.000      $ 9.940      $10.890        $10.000
                        -------    -------    -------    -------    -------      -------      -------      -------        -------
INCOME (LOSS) FROM OPERATIONS:
  Net investment
    income              $ 0.450    $ 0.455    $ 0.415    $ 0.459    $ 0.351      $ 0.467      $ 0.460      $ 0.408        $ 0.461
  Net realized and
    unrealized gain (loss)
    on investments       (0.061)     0.241     (0.869)     0.983      0.368        0.021        0.071       (0.870)         0.986
                        -------    -------    -------    -------    -------      -------      -------      -------        -------
    Total income (loss)
      from operations   $ 0.389    $ 0.696    $(0.454)   $ 1.442    $ 0.719      $ 0.488      $ 0.531      $(0.462)       $ 1.447
                        -------    -------    -------    -------    -------      -------      -------      -------        -------
LESS DISTRIBUTIONS:
  From net investment
    income              $(0.457)   $(0.455)   $(0.415)   $(0.459)   $(0.351)     $(0.468)     $(0.460)     $(0.408)       $(0.461)
  In excess of net
    investment income(4) (0.002)    (0.021)    (0.078)    (0.117)    (0.098)        --         (0.011)      (0.080)        (0.096)
  From net realized
    gain on investment
    transactions          --          --       (0.093)    (0.006)      --           --           --           --            --
                        -------    -------    -------    -------    -------      -------      -------      -------        -------
    Total distributions $(0.459)   $(0.476)   $(0.586)   $(0.582)   $(0.449)     $(0.468)     $(0.471)     $(0.488)       $(0.557)
                        -------    -------    -------    -------    -------      -------      -------      -------        -------
NET ASSET VALUE, end
  of year               $10.240    $10.310    $10.090    $11.130    $10.270      $10.020      $10.000      $ 9.940        $10.890
                        =======    =======    =======    =======    =======      =======      =======      =======        =======
TOTAL RETURN(1)           3.80%      7.22%    (4.21)%     14.47%      7.10%        4.92%        5.64%      (4.33)%         14.50%
RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end of period
    (000 omitted)      $128,580   $145,056   $151,127   $128,229    $41,703      $57,217      $59,955      $59,878        $43,169
  Ratio of net expenses
    to average daily net
    assets(2)(4)          1.56%      1.53%      1.43%+     1.55%      1.47%+       1.60%        1.49%        1.36%+         1.07%+
  Ratio of net expenses
    to average daily net
    assets after custodian
    fee reduction(2)      1.53%       --         --         --         --          1.58%         --           --            --
  Ratio of net investment
    income to average
    daily net assets      4.33%      4.59%      4.28%+     4.22%      4.27%+       4.60%        4.77%        4.27%+         4.22%+
PORTFOLIO TURNOVER(3)     --          --         --          23%        44%         --           --             3%            13%
*For the periods indicated, the operating expenses of the Funds and the Portfolios reflect an allocation of expenses to the
 Investment Adviser and/or Adminstrator. Has such actions not been taken, net investment income per share and the ratios would have been as follows:
 NET INVESTMENT INCOME PER SHARE                                    $ 0.338                                               $ 0.421
                                                                    =======                                               =======
 RATIOS (As a percentage of average daily net assets):
    Expenses(2)                                                       1.63%+                                                1.44%+
    Net investment income                                             4.11%+                                                3.85%+
                                                                                                         (See footnotes on page 11.)


--------------------------------------------------------------------------------

                                      TENNESSEE FUND                                          VIRGINIA FUND
                       ----------------------------------------------   ---------------------------------------------------------
                                        YEAR ENDED                                              YEAR ENDED
                       ----------------------------------------------   ---------------------------------------------------------
                               AUGUST 31,            SEPTEMBER 30,                 AUGUST 31,                   SEPTEMBER 30,
                       --------------------------   -----------------   -----------------------------   ------------------------
                        1996      1995     1994**     1993    1992++     1996     1995     1994**     1993       1992    1991++
                      -------   -------   -------   -------   -------   -------  -------   -------   -------   -------  -------
NET ASSET VALUE,
  beginning of year   $10.110   $10.020   $11.070   $10.010   $10.000   $10.260  $10.120   $11.060   $10.460   $10.200  $10.000
                      -------   -------   -------   -------   -------   -------  -------   -------   -------   -------  -------
INCOME (LOSS) FROM OPERATIONS:
  Net investment
    income            $ 0.457   $ 0.468   $ 0.426   $ 0.466   $ 0.040   $ 0.471  $ 0.479   $ 0.438   $ 0.483   $ 0.526  $ 0.087
  Net realized and
    unrealized
    gain (loss) on
    investments         0.059     0.115    (0.848)    1.158     0.027+++  0.006    0.161    (0.864)    0.762     0.385    0.220+++
                      -------   -------   -------   -------   -------   -------  -------   -------   -------   -------  -------
    Total income
      (loss) from
      operations      $ 0.516   $ 0.583   $(0.422)  $ 1.624   $ 0.067   $ 0.477  $ 0.640   $(0.426)  $ 1.245   $ 0.911  $ 0.307
                      -------   -------   -------   -------   -------   -------  -------   -------   -------   -------  -------
LESS DISTRIBUTIONS:
  From net
    investment
    income            $(0.475)  $(0.468)  $(0.426)  $(0.466)  $(0.040)  $(0.471) $(0.479)  $(0.438)  $(0.483)  $(0.526) $(0.087)
  In excess of net
    investment
    income(4)          (0.001)   (0.025)   (0.071)   (0.098)   (0.017)   (0.006)  (0.021)   (0.076)   (0.130)   (0.120)   (0.020)
  From net realized
    gain on
    investment
    transactions         --        --      (0.094)     --        --        --       --        --      (0.022)   (0.005)     --
  In excess of net
    realized gain
    on investment
    transactions        --        --       (0.037)     --        --        --       --        --      (0.010)      --       --
                      -------   -------   -------   -------   -------   -------  -------   -------   -------   -------  -------
    Total
      distributions   $(0.476)  $(0.493)  $(0.628)  $(0.564)  $(0.057)  $(0.477) $(0.500)  $(0.514)  $(0.645)  $(0.651) $(0.107)
                      -------   -------   -------   -------   -------   -------  -------   -------   -------   -------  -------
NET ASSET VALUE,
  end of year         $10.150   $10.110   $10.020   $11.070   $10.010   $10.260  $10.260   $10.120   $11.060   $10.460  $10.200
                      =======   =======   =======   =======   =======   =======  =======   =======   =======   =======  =======
TOTAL RETURN(1)         5.16%     6.12%   (3.93)%    16.97%     0.01%     4.67%    6.62%   (3.95)%    12.33%     9.16%    2.82%
RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end
    of period
    (000 omitted)     $54,533   $57,484   $55,379   $39,648   $43,475  $175,918 $189,535  $193,420  $175,426   $72,629  $11,081
  Ratio of net expenses
    to average daily
    net assets(2)(4)    1.53%     1.47%     1.37%+    1.30%     1.00%+    1.56%    1.50%     1.44%+    1.52%     1.36%     1.27%+
  Ratio of net expenses
    to average daily
    net assets after
    custodian fee
    reduction(2)        1.51%      --        --        --        --       1.53%      --        --        --        --       --
  Ratio of net investment
    income to average
    daily net assets    4.45%     4.77%     4.44%+    4.24%     2.91%+    4.52%    4.81%     4.51%+    4.42%     4.86%     4.47%+
PORTFOLIO TURNOVER(3)    --        --        --         28%        0%      --       --        --         27%       85%       10%

*For the periods indicated, the operating expenses of each Fund reflect a reduction of expenses by the Investment Adviser and/or the
 Administrator. Had such actions not been taken, net investment income per share and the ratios would have been as follows:
 NET INVESTMENT INCOME PER SHARE                    $ 0.432   $ 0.025                                          $ 0.501   $ 0.079
                                                    =======   =======                                          =======   =======
 RATIOS (As a percentage of average daily net assets):
    Expenses(2)(4)                                    1.61%     2.10%+                                           1.59%     1.68%+
    Net investment income                             3.93%     1.81%+                                           4.63%     4.06%+
                                                                                                         (See footnotes on page 11.)
Footnotes:

 ** For the eleven months ended August 31, 1994.
  + Annualized.
 ++ For the period from the start of business July 26, 1991 to September 30, 1991 for the Virginia Fund, for the period from the start of business December 23, 1991, December 23, 1991, February 3, 1992, May 1, 1992, October 23, 1991, December 24, 1991 and
    August 25, 1992 to September 30, 1992 for the Georgia, Kentucky, Maryland, Missouri, North Carolina, Oregon, and Tennessee
    Funds, respectively, and for the period from the start of business May 1, 1992 to September 30, 1993 for the Alabama Fund and
    for the period from the start of business, October 2, 1992 to September 30, 1993 for the Arkansas, Louisiana and South Carolina
    Funds, respectively.
+++ The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of the Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-annualized basis.
(2) Includes the Fund's share of its corresponding Portfolio's allocated expenses subsequent to February 1, 1993.
(3) Portfolio Turnover represents the rate of portfolio activity for the period while a Fund was making investments directly in securities. The portfolio turnover rate for the period since a Fund transferred substantially all of its investable assets to a
    Portfolio is shown in the Portfolio's financial statements which are included in the Funds' annual report.
(4) The Funds have followed the Statement of Position (SOP) 93-2: Determination, Disclosure and Financial Statement Presentation of
    Income, Capital Gain, and Return of Capital Distribution by Investment Companies. The SOP requires that differences in the recognition or classification of income between the financial statements and tax earnings and profits that result in temporar over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.
(5) The expense ratios for the year ended July 31, 1996 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers or those of the Portfolio. The expense ratios for each of the periods on or before July 31, 1995 have not been adjusted to reflect this change.

THE FUNDS' INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------


The investment objective of each Fund is set forth below. Each Fund currently seeks to meet its investment objective by investing its assets in a separate corresponding open-end management investment company (a "Portfolio"). Each Portfolio invests primarily in municipal obligations (as described below) which are rated at least investment grade by a major rating agency or, if unrated, determined to be of at least investment grade quality by the Investment Adviser. Each Portfolio has the same investment objective as its corresponding Fund.


EV MARATHON ALABAMA MUNICIPALS FUND (the "Alabama Fund") seeks to provide current income exempt from regular federal income tax and Alabama State personal income taxes. The Alabama Fund seeks to meet its objective by investing its assets in the Alabama Municipals Portfolio (the "Alabama Portfolio").

EV MARATHON ARKANSAS MUNICIPALS FUND (the "Arkansas Fund") seeks to provide current income exempt from regular federal income tax and Arkansas State personal income taxes. The Arkansas Fund seeks to meet its objective by investing its assets in the Arkansas Municipals Portfolio (the "Arkansas Portfolio").

EV MARATHON GEORGIA MUNICIPALS FUND (the "Georgia Fund") seeks to provide current income exempt from regular federal income tax and Georgia State personal income taxes. The Georgia Fund seeks to meet its objective by investing its assets in the Georgia Municipals Portfolio (the "Georgia Portfolio").

EV MARATHON KENTUCKY MUNICIPALS FUND (the "Kentucky Fund") seeks to provide current income exempt from regular federal income tax and Kentucky state personal income taxes in the form of an investment exempt from the Kentucky intangibles tax. The Kentucky Fund seeks to meet its objective by investing its assets in the Kentucky Municipals Portfolio (the "Kentucky Portfolio").

EV MARATHON LOUISIANA MUNICIPALS FUND (the "Louisiana Fund") seeks to provide current income exempt from regular federal income tax and Louisiana State individual and corporate income taxes. The Louisiana Fund seeks to meet its objective by investing its assets in the Louisiana Municipals Portfolio (the "Louisiana Portfolio").

EV MARATHON MARYLAND MUNICIPALS FUND (the "Maryland Fund") seeks to provide current income exempt from regular federal income tax and Maryland State and local income taxes. The Maryland Fund seeks to meet its objective by investing its assets in the Maryland Municipals Porfolio (the "Maryland Portfolio").


EV MARATHON MISSOURI MUNICIPALS FUND (the "Missouri Fund") seeks to provide current income exempt from regular federal income tax and Missouri State personal income taxes. The Missouri Fund seeks to meet its objective by investing its assets in the Missouri Municipals Portfolio (the "Missouri Portfolio").


EV MARATHON NORTH CAROLINA MUNICIPALS FUND (the "North Carolina Fund") seeks to provide current income exempt from regular federal income tax and North Carolina State personal income taxes. The North Carolina Fund seeks to meet its objective by investing its assets in the North Carolina Municipals Portfolio (the "North Carolina Portfolio").

EV MARATHON OREGON MUNICIPALS FUND (the "Oregon Fund") seeks to provide current income exempt from regular federal income tax and Oregon State personal income taxes. The Oregon Fund seeks to meet its objective by investing its assets in the Oregon Municipals Portfolio (the "Oregon Portfolio").

EV MARATHON SOUTH CAROLINA MUNICIPALS FUND (the "South Carolina Fund") seeks to provide current income exempt from regular federal income tax and South Carolina State personal income taxes. The South Carolina Fund seeks to meet its objective by investing its assets in the South Carolina Municipals Portfolio (the "South Carolina Portfolio").

EV MARATHON TENNESSEE MUNICIPALS FUND (the "Tennessee Fund") seeks to provide current income exempt from regular federal income tax and Tennessee State personal income taxes. The Tennessee Fund seeks to meet its objective by investing its assets in the Tennessee Municipals Portfolio (the "Tennessee Portfolio").

EV MARATHON VIRGINIA MUNICIPALS FUND (the "Virginia Fund") seeks to provide current income exempt from regular federal income tax and Virginia state personal income taxes. The Virginia Fund seeks to meet its objective by investing its assets in the Virginia Municipals Portfolio (the "Virginia Portfolio").


INVESTMENT POLICIES AND RISKS

------------------------------------------------------------------------------
EACH FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING EITHER DIRECTLY OR INDIRECTLY THROUGH ANOTHER OPEN-END MANAGEMENT INVESTMENT COMPANY PRIMARILY (I.E., AT LEAST 80% OF ITS NET ASSETS DURING PERIODS OF NORMAL MARKET CONDITIONS) IN MUNICIPAL OBLIGATIONS, THE INTEREST ON WHICH IS EXEMPT FROM REGULAR FEDERAL INCOME TAX AND FROM THE STATE TAXES WHICH, IN ACCORDANCE WITH ITS INVESTMENT OBJECTIVE, THE FUND SEEKS TO AVOID. The foregoing policy is a fundamental policy of each Fund and its corresponding Portfolio, which may not be changed unless authorized by a vote of the Fund's shareholders or that Portfolio's investors, as the case may be.



At least 75% of the net assets of the Alabama Portfolio, Arkansas Portfolio, Georgia Portfolio, Louisiana Portfolio, Maryland Portfolio, Missouri Portfolio, North Carolina Portfolio, South Carolina Portfolio, Tennessee Portfolio and Virginia Portfolio and at least 70% of the net assets of the Kentucky Portfolio and Oregon Portfolio will normally be invested in obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by either Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch")) or, if unrated, determined by the Investment Adviser to be of at least investment grade quality. The balance of each Portfolio's net assets may be invested in municipal obligations rated below investment grade (but not lower than B by Moody's, S&P or Fitch) and unrated municipal obligations considered to be of comparable quality by the Investment Adviser. Municipal obligations rated Baa or BBB may have speculative characteristics. Also, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher rated obligations. Securities rated below Baa or BBB are commonly known as "junk bonds". A Portfolio may retain an obligation whose rating drops below B after its acquisition if such retention is considered desirable by the Investment Adviser. See "Additional Risk Considerations." For a description of municipal obligation ratings, see the Statement of Additional Information.

MUNICIPAL OBLIGATIONS. Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes, the interest on which is, in the opinion of bond counsel, exempt from regular federal income tax. Public purpose municipal bonds include general obligation and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, or from the proceeds of a specific revenue source. Some revenue bonds are payable solely or partly from funds which are subject to annual appropriations by a State's legislature and the availability of monies for such payments. Municipal notes include bond anticipation, tax anticipation and revenue anticipation notes. Bond, tax and revenue anticipation notes are short-term obligations that will be retired with the proceeds of an anticipated bond issue, tax revenue or facility revenue, respectively. Under normal market conditions, a Portfolio will invest at least 65% of its total assets in obligations issued by its respective State or its political subdivisions.

Interest income from certain types of municipal obligations may be subject to the federal alternative minimum tax (the "AMT") for individual investors. As at August 31, 1996, the Portfolios had invested in such obligations as follows (as a percentage of net assets): Alabama Portfolio (17.2%); Arkansas Portfolio (20.9%); Georgia Portfolio (16.9%); Kentucky Portfolio (24.3%); Louisiana Portfolio (36.8%); Maryland Portfolio (17.7%); Missouri Portfolio (18.8%); North Carolina Portfolio (16.3%); Oregon Portfolio (21.5%); South Carolina Portfolio (26.0%); Tennessee Portfolio (18.6%); and Virginia Portfolio (16.9%). Distributions to corporate investors of certain interest income may also be subject to the AMT. The Funds may not be suitable for investors subject to the AMT.

CONCENTRATION. Each Portfolio will concentrate its investments in municipal obligations issued by its respective State and that State's political subdivisions. Each Portfolio is, therefore, more susceptible to factors adversely affecting issuers in one State than mutual funds which do not concentrate in a specific State. Municipal obligations of issuers in a single State may be adversely effected by economic developments (including insolvency of an issuer) and by legislation and other governmental activities in that State. Municipal obligations that rely on an annual appropriation of funds by a State's legislature for payment are also subject to the risk that the legislature will not appropriate the necessary amounts or take other action needed to permit the issuer of such obligations to make required payments. To the extent that a Portfolio's assets are concentrated in municipal obligations of issuers of a single State, that Portfolio may be subject to an increased risk of loss. Each Portfolio may also invest in obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. See the Appendix to this Prospectus for a description of some of the economic and other factors relating to the States and Puerto Rico.

In addition, each Portfolio may invest 25% or more of its total assets in municipal obligations of the same type, including, without limitation, the following: lease rental obligations of State and local authorities; obligations dependent on annual appropriations by a State's legislature for payment; obligations of State and local housing finance authorities, municipal utilities systems or public housing authorities; obligations of hospitals or life care facilities; or industrial development or pollution control bonds issued for electric utility systems, steel companies, paper companies or other purposes. This may make a Portfolio more susceptible to adverse economic, political, or regulatory occurrences affecting a particular category of issuer. For example, health care-related issuers are susceptible to medicaid reimbursement policies, and national and State health care legislation. As a Portfolio's concentration increases, so does the potential for fluctuation in the value of the corresponding Fund's shares.

NON-DIVERSIFIED STATUS. As "non-diversified" investment companies, each Portfolio may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in the securities of any issuer. A Portfolio is likely to invest a greater percentage of its assets in the securities of a single issuer than would a diversified fund. Therefore, a Portfolio is more susceptible to any single adverse economic or political occurrence or development affecting issuers of the relevant State's municipal obligations.

OTHER INVESTMENT PRACTICES
Each Portfolio may engage in the following investment practices, some of which may be considered to involve "derivative" instruments because they derive their value from another instrument, security or index. In addition, each Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.


WHEN-ISSUED SECURITIES. Each Portfolio may purchase securities on a "when-issued" basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. However, the market value of the securities may fluctuate prior to delivery and upon delivery the securities may be worth more or less than a Portfolio agreed to pay for them. Each Portfolio may also purchase instruments that give the Portfolio the option to purchase a municipal obligation when and if issued.

INVERSE FLOATERS. Each Portfolio may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to a Portfolio when short-term interest rates rise, and increase the interest paid to the Portfolio when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is new and relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. Inverse floaters are leveraged because they provide two or more dollars of bond market exposure for every dollar invested.


FUTURES TRANSACTIONS. Each Portfolio may purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates. Futures contracts may be based on various debt securities (such as U.S. Government securities and municipal obligations) and securities indices (such as the Municipal Bond Index traded on the Chicago Board of Trade). Such transactions involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, which may exceed a Portfolio's initial investment in these contracts. A Portfolio may not purchase or sell futures contracts or related options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of margin deposits and premiums paid on the Portfolio's outstanding positions would exceed 5% of the market value of the Portfolio's net assets. These transactions involve transaction costs. There can be no assurance that the Investment Adviser's use of futures will be advantageous to a Portfolio. Distributions by a Fund of any gains realized on its corresponding Portfolio's transactions in futures and options on futures will be taxable.


INSURED OBLIGATIONS. Each Portfolio may purchase municipal bonds that are additionally secured by insurance, bank credit agreements, or escrow accounts. The credit quality of companies which provide such credit enhancements will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce a Fund's current yield. Insurance generally will be obtained from insurers with a claims-paying ability rated Aaa by Moody's or AAA by S&P or Fitch. The insurance does not guarantee the market value of the insured obligations or the net asset value of a Fund's shares.

ADDITIONAL RISK CONSIDERATIONS
Many municipal obligations offering current income are in the lowest investment grade category (Baa or BBB), lower categories or may be unrated. As indicated above, each Portfolio may invest in municipal obligations rated below investment grade (but not lower than B by Moody's, S&P or Fitch) and comparable unrated obligations. The lowest investment grade, lower rated and comparable unrated municipal obligations in which a Portfolio may invest will have speculative characteristics in varying degrees. While such obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates. The Investment Adviser seeks to minimize the risks of investing in below investment grade securities through professional investment analysis and attention to current developments in interest rates and economic conditions. When a Portfolio invests in lower rated or unrated municipal obligations, the achievement of the Portfolio's goals is more dependent on the Investment Adviser's ability than would be the case if the Portfolio were investing in municipal obligations in the higher rating categories.


Each Portfolio may retain defaulted obligations in its portfolio when such retention is considered desirable by the Investment Adviser. In the case of a defaulted obligation, a Portfolio may incur additional expense seeking recovery of its investment. Municipal obligations held by a Portfolio which are rated below investment grade but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the Investment Adviser to be of investment grade quality for purposes of the Portfolio's investment policies. A Portfolio may retain in its portfolio an obligation whose rating drops below B after its acquisition, if such retention is considered desirable by the Investment Adviser; provided, however, that holdings of obligations rated below Baa or BBB will be less than 35% of net assets. In the event the rating of an obligation held by a Portfolio is downgraded, causing the Portfolio to exceed this limitation, the Investment Adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with the Portfolio's credit quality limitations.

The net asset value of shares of a Fund will change in response to fluctuations in prevailing interest rates and changes in the value of the securities held by its corresponding Portfolio. When interest rates decline, the value of securities held by a Portfolio can be expected to rise. Conversely, when interest rates rise, the value of most portfolio security holdings can be expected to decline. Changes in the credit quality of the issuers of municipal obligations held by a Portfolio will affect the principal value of (and possibly the income earned on) such obligations. In addition, the values of such securities are affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of a security and in the ability of the issuer to make payments of principal and interest may also affect the value of a Portfolio's investments. The amount of information about the financial condition of an issuer of municipal obligations may not be as extensive as that made available by corporations whose securities are publicly traded. An investment in shares of a Fund will not constitute a complete investment program.


At times, a substantial portion of the Portfolio's assets may be invested in securities as to which the Portfolio, by itself or together with other accounts managed by the Investment Adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Portfolio could find it more difficult to sell such securities when the Investment Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Portfolio's net asset value.

The secondary market for some municipal obligations issued within a State (including issues which are privately placed with a Portfolio) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. No Portfolio will invest in illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which a Portfolio may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, a Portfolio may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Certain securities held by the Portfolio may permit the issuer at its option to "call", or redeem, its securities. If an issuer redeems securities held by the Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.


Some of the securities in which a Portfolio invests may include so-called "zero-coupon" bonds, whose values are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Each Portfolio is required to accrue income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash and each Fund is required to distribute its share of the Portfolio's income for each taxable year. Thus, a Portfolio may have to sell other investments to obtain cash needed to make income distributions.


Each Portfolio may invest in municipal leases, and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

  EACH FUND AND PORTFOLIO HAVE ADOPTED CERTAIN FUNDAMENTAL INVESTMENT RESTRICTIONS WHICH ARE ENUMERATED IN DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION AND WHICH MAY NOT BE CHANGED UNLESS AUTHORIZED BY A SHAREHOLDER VOTE AND AN INVESTOR VOTE, RESPECTIVELY. EXCEPT FOR SUCH ENUMERATED RESTRICTIONS AND AS OTHERWISE INDICATED IN THIS PROSPECTUS, THE INVESTMENT OBJECTIVE AND POLICIES OF EACH FUND AND PORTFOLIO ARE NOT FUNDAMENTAL POLICIES AND ACCORDINGLY MAY BE CHANGED BY THE TRUSTEES OF THE TRUST AND THE PORTFOLIO WITHOUT OBTAINING THE APPROVAL OF A FUND'S SHAREHOLDERS OR THE INVESTORS IN THE CORRESPONDING PORTFOLIO, AS THE CASE MAY BE.

ORGANIZATION OF THE FUNDS AND THE PORTFOLIOS
------------------------------------------------------------------------------


EACH FUND IS A NON-DIVERSIFIED SERIES OF EATON VANCE MUNICIPALS TRUST, A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED SEPTEMBER 30, 1985, AS AMENDED. THE TRUST IS A MUTUAL FUND -- AN OPEN-END MANAGEMENT INVESTMENT COMPANY. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Funds). Each share represents an equal proportionate beneficial interest in a Fund. When issued and outstanding, each Fund's shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Fund Shares." Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of that Fund are entitled to share pro rata in the net assets available for distribution to shareholders.


EACH PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. The Portfolios, as well as the Trust, intend to comply with all applicable federal and state securities laws. Each Portfolio's Declaration of Trust provides that its corresponding Fund and other entities permitted to invest in that Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Funds nor their shareholders will be adversely affected by reason of the Funds investing in the Portfolios.


The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of each Fund in its corresponding Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for substantial growth in the assets of the Portfolios, affords the potential for economies of scale for each Fund (at least when the assets of its corresponding Portfolio exceed $500 million) and may over time result in lower expenses for a fund.

In addition to selling an interest to its corresponding Fund, a Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in a Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in a Portfolio are not required to sell their shares at the same public offering price as the corresponding Fund due to variations in sales commissions and other operating expenses. Therefore, investors in a Fund should be aware that these differences may result in differences in returns experienced by investors in the various funds that invest in its corresponding Portfolio. Such differences in returns are also present in other mutual fund structures, including funds that have multiple classes of shares. Information regarding other pooled investment entities or funds which invest in a Portfolio may be obtained by contacting the Principal Underwriter, 24 Federal Street, Boston, MA 02110,
(617) 482-8260.

Whenever a Fund as an investor in a Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the corresponding Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

A Fund may withdraw (completely redeem) all its assets from its corresponding Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of that Fund to do so. In the event a Fund withdraws all of its assets from its corresponding Portfolio, or the Board of Trustees of the Trust determines that the investment objective of such Portfolio is no longer consistent with the investment objective of the Fund, such Trustees would consider what action might be taken, including investing the assets of such Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. A Fund's investment performance may be affected by a withdrawal of all its assets from its corresponding Portfolio.

Although each Fund offers only its own shares of beneficial interest, it is possible that a Fund might become liable for a misstatement or omission in this Prospectus regarding another Fund because the Funds use this combined Prospectus. The Trustees of the Trust have considered this factor in approving the use of a combined Prospectus.


MANAGEMENT OF THE FUNDS AND THE PORTFOLIOS
------------------------------------------------------------------------------

EACH PORTFOLIO ENGAGES BOSTON MANAGEMENT AND RESEARCH ("BMR"), A WHOLLY-OWNED SUBSIDIARY OF EATON VANCE MANAGEMENT ("EATON VANCE"), AS ITS INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931.


Acting under the general supervision of the Board of Trustees of each Portfolio, BMR manages each Portfolio's investments and affairs. BMR also furnishes for the use of each Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolios. Under its investment advisory agreement with a Portfolio, BMR receives a monthly advisory fee equal to the aggregate of


    (a) a daily asset based fee computed by applying the annual asset rate applicable to that portion of the total daily net assets in each Category as indicated below, plus

    (b) a daily income based fee computed by applying the daily income rate applicable to that portion of the total daily gross income (which portion shall bear the same relationship to the total daily gross income on such day as that portion of the total daily net assets in the same Category bears to the total daily net assets on such day) in each Category as indicated below:

                                                       ANNUAL           DAILY
CATEGORY  DAILY NET ASSETS                           ASSET RATE      INCOME RATE
--------------------------------------------------------------------------------
1         up to $20 million ..........................  0.100%          1.00%
2         $20 million but less than $40 million ......  0.200%          2.00%
3         $40 million but less than $500 million .....  0.300%          3.00%
4         $500 million but less than $1 billion ......  0.275%          2.75%
5         $1 billion but less than $1.5 billion ......  0.250%          2.50%
6         $1.5 billion but less than $2 billion ......  0.225%          2.25%
7         $2 billion but less than $3 billion ........  0.200%          2.00%
8         $3 billion and over ........................  0.175%          1.75%


Each Portfolio paid advisory fees for the fiscal year ended August 31, 1996 equivalent to the annualized percentage of average daily net assets stated below.

                                          NET ASSETS AS OF
PORTFOLIO                                 AUGUST 31, 1996         ADVISORY FEE
-------------------------------------------------------------------------------
Alabama ...................................  $108,543,550            0.40%
Arkansas ..................................    74,103,217            0.36%
Georgia ...................................   108,974,295            0.40%
Kentucky ..................................   133,017,453            0.41%
Louisiana .................................    35,048,671            0.12%(1)
Maryland ..................................   110,588,345            0.40%
Missouri ..................................    85,162,363            0.37%
North Carolina ............................   187,044,385            0.43%
Oregon ....................................   129,758,655            0.41%
South Carolina ............................    58,318,147            0.33%
Tennessee .................................    56,065,353            0.31%
Virginia ..................................   177,644,321            0.43%

(1) Absent a fee reduction, the Louisiana Portfolio would have paid BMR advisory fees equivalent to 0.23% of average daily net assets.

BMR OR EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF OVER $16 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.

Timothy T. Browse has acted as the portfolio manager of the Alabama, Arkansas and Maryland Portfolios since they commenced operations and the Virginia Portfolio since November 1, 1996. He has been a Vice President of Eaton Vance and of BMR since 1993 and an employee of Eaton Vance since 1992. Prior to joining Eaton Vance, he was a municipal bond trader at Fidelity Management & Research Company (1987-1992).

Cynthia J. Clemson has acted as the portfolio manager of the Missouri and Tennessee Portfolios since they commenced operations and the Georgia Portfolio since January 1, 1996. Ms. Clemson has been a Vice President of Eaton Vance and BMR since 1993 and an employee of Eaton Vance since 1985.

Thomas M. Metzold has acted as the portfolio manager of the Oregon Portfolio since November 1, 1996. He has been a Vice President of Eaton Vance since 1991 and of BMR since 1992, and an employee of Eaton Vance since 1987.

Thomas J. Fetter has acted as the portfolio manager of the South Carolina Portfolio since January 1, 1996. Mr. Fetter has been a Vice President of Eaton Vance since 1987 and of BMR since 1992.

Nicole Anderes has acted as the portfolio manager of the Kentucky Portfolio since November 1, 1996. She joined BMR and Eaton Vance as a Vice President in January, 1994. Prior to joining Eaton Vance, she was a Vice President and portfolio manager at Lazard Freres Asset Management (1992-1994) and a Vice President and Manager at Municipal Research at Roosevelt & Cross (1987-1992).

Robert B. MacIntosh has acted as the portfolio manager of the North Carolina and Louisiana Portfolios since January 1, 1996. Mr. MacIntosh has been a Vice President of Eaton Vance since 1991 and of BMR since 1992. Prior to joining Eaton Vance, he was a portfolio manager at Fidelity Management & Research Company (1986-1991).

Municipal obligations are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. In selecting firms which will execute portfolio transactions, BMR judges their professional ability and quality of service and uses its best efforts to obtain execution at prices which are advantageous to the Portfolios and at reasonably competitive spreads. Subject to the foregoing, BMR may consider sales of shares of the Funds or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of firms to execute portfolio transactions. Each Fund, each Portfolio and BMR have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by a Portfolio) for their own accounts, subject to certain pre-clearance, reporting and other restrictions and procedures contained in such Codes.


The Trust has retained the services of Eaton Vance to act as Administrator of the Funds. The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of each Fund by investing its assets in the corresponding Portfolio. As Administrator, Eaton Vance provides the Funds with general office facilities and supervises the overall administration of the Fund. For these services Eaton Vance currently receives no compensation. The Trustees of the Trust may determine, in the future, to compensate Eaton Vance for such services.


The Portfolios and the Funds, as the case may be, will each be responsible for all respective costs and expenses not expressly stated to be payable by BMR under the investment advisory agreement, by Eaton Vance under the administrative services agreement, or by the Principal Underwriter under the distribution agreement.


DISTRIBUTION PLANS
--------------------------------------------------------------------------------


EACH FUND FINANCES DISTRIBUTION ACTIVITIES AND HAS ADOPTED A DISTRIBUTION PLAN (A "PLAN") PURSUANT TO RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT OF 1940 (THE "1940 ACT"). Rule 12b-1 permits a mutual fund, such as a Fund, to finance distribution activities and bear expenses associated with the distribution of its shares provided that any payments made by the fund are made pursuant to a written plan adopted in accordance with the Rule. Each Plan is subject to, and complies with, the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD Rule"). Each Fund's Plan is described further in the Statement of Additional Information, and the following is a description of the salient features of the Plans. Each Fund's Plan provides that the Fund, subject to the NASD Rule, will pay sales commissions and distribution fees to the Principal Underwriter only after and as a result of the sale of shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions) a Fund will pay the Principal Underwriter amounts representing (i) sales commissions equal to 5% of the amount received by a Fund for each share sold and
(ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of Uncovered Distribution Charges (as described below) of the Principal Underwriter. The Principal Underwriter currently expects to pay sales commissions (except on exchange transactions and reinvestments) to a financial services firm (an "Authorized Firm") at the time of sale equal to 4% of the purchase price of the shares sold by such Firm. The Principal Underwriter will use its own funds (which may be borrowed from banks) to pay such commissions. Because the payment of the sales commissions and distribution fees to the Principal Underwriter is subject to the NASD Rule described below, it will take the Principal Underwriter a number of years to recoup the sales commissions paid by it to Authorized Firms from the payments received by it from a Fund pursuant to a Plan.


THE NASD RULE REQUIRES EACH FUND TO LIMIT ITS ANNUAL PAYMENTS OF SALES COMMISSIONS AND DISTRIBUTION FEES TO AN AMOUNT NOT EXCEEDING .75% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR EACH FISCAL YEAR. Under its Plan, a Fund accrues daily an amount at the rate of 1/365 of .75% of the Fund's net assets, and pays such accrued amounts monthly to the Principal Underwriter. Each Plan requires such accruals to be automatically discontinued during any period in which there are no outstanding Uncovered Distribution Charges under the Plan. Uncovered Distribution Charges are calculated daily and, briefly, are equivalent to all unpaid sales commissions and distribution fees to which the Principal Underwriter is entitled under a Plan less all contingent deferred sales charges theretofore paid to the Principal Underwriter. The Eaton Vance organization may be considered to have realized a profit under a Fund's Plan if at any point in time the aggregate amounts of all payments received by the Principal Underwriter from the Fund pursuant to the Plan, including any contingent deferred sales charges, have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices.

Because of the NASD Rule limitation on the amount of sales commissions and distribution fees paid during any fiscal year, a high level of sales of Fund shares during the initial years of a Fund's operations would cause a large portion of the sales commissions attributable to a sale of Fund shares to be accrued and paid by the Fund to the Principal Underwriter in fiscal years subsequent to the year in which such shares were sold. This spreading of sales commissions payments under each Fund's Plan over an extended period would result in the incurrence and payment of increased distribution fees under the Plan.


During the fiscal year ended August 31, 1996, each Fund paid sales commissions under its Plan equivalent to .75% of such Fund's average daily net assets. As at August 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter on such day calculated under each Fund's Plan amounted to approximately $3,631,000 (equivalent to 3.6% of net assets on such day) in the case of the Alabama Fund, $2,777,000 (equivalent to 3.8% of net assets on such day) in the case of the Arkansas Fund, $3,759,000 (equivalent to 3.5% of net assets on such day) in the case of the Georgia Fund, $4,511,000 (equivalent to 3.4% of net assets on such day) in the case of the Kentucky Fund, $1,362,000 (equivalent to 4.1% of net assets on such day) in the case of the Louisiana Fund, $3,946,000 (equivalent to 3.6% of net assets on such day) in the case of the Maryland Fund, $2,856,000 (equivalent to 3.5% of net assets on such day) in the case of the Missouri Fund, $5,905,000 (equivalent to 3.5% of net assets on such day) in the case of the North Carolina Fund, $4,465,000 (equivalent to 3.5% of net assets on such day) in the case of the Oregon Fund, $2,245,000 (equivalent to 3.9% of net assets on such day) in the case of the South Carolina Fund, $2,037,000 (equivalent to 3.7% of net assets on such day) in the case of the Tennessee Fund and $5,877,000 (equivalent to 3.3% of net assets on such day) in the case of the Virginia Fund.

EACH PLAN ALSO AUTHORIZES A FUND TO MAKE PAYMENTS OF SERVICE FEES TO THE PRINCIPAL UNDERWRITER, AUTHORIZED FIRMS AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR EACH FISCAL YEAR. The Trustees of the Trust have initially implemented this provision of each Fund's Plan by authorizing the Fund to make quarterly payments of service fees to the Principal Underwriter and Authorized Firms in amounts not expected to exceed
 .20% of the Fund's average daily net assets for each fiscal year based on the value of Fund shares sold by such persons and remaining outstanding for at least twelve months. However, each Fund's Plan authorizes the Trustees of the Trust on behalf of the Fund to increase payments to the Principal Underwriter, Authorized Firms and other persons from time to time without further action by shareholders of the Fund, provided that the aggregate amount of payments made to such persons under the Plan in any fiscal year of the Fund does not exceed .25% of the Fund's average daily net assets. As permitted by the NASD Rule, such payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by a Fund to the Principal Underwriter, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of the Principal Underwriter. For the fiscal year ended August 31, 1996, each Fund made service fee payments (as an annualized percentage of average daily net assets) as follows: Alabama Fund (0.18%); Arkansas Fund (0.17%); Georgia Fund (0.17%); Kentucky Fund (0.18%); Louisiana Fund (0.17%); Maryland Fund (0.16%); Missouri Fund (0.17%); North Carolina Fund (0.18%); Oregon Fund (0.17%); South Carolina Fund (0.16%); Tennessee Fund (0.16%); and Virginia Fund (0.17%).

The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares. In addition, the Principal Underwriter may from time to time increase or decrease the sales commissions payable to Authorized Firms.


Each Fund may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the Funds' management intends to consider all relevant factors, including without limitation the size of a Fund, the investment climate and market conditions, the volume of sales and redemptions of Fund shares, and the amount of Uncovered Distribution Charges of the Principal Underwriter. Each Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of Fund shares; however, no Fund is contractually obligated to continue its Plan for any particular period of time. Suspension of the offering of Fund shares would not, of course, affect a shareholder's ability to redeem shares.

VALUING FUND SHARES
------------------------------------------------------------------------------

EACH FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Each Fund's net asset value per share is determined by its custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Fund) in the manner authorized by the Trustees of the Trust. Net asset value is computed by dividing the value of a Fund's total assets, less its liabilities, by the number of shares outstanding. Because each Fund invests its assets in an interest in its corresponding Portfolio, the Fund's net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities).


Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per Fund share. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter.

Each Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio) based on market or fair value in the manner authorized by the Trustees of the Portfolio. Net asset value is computed by subtracting the liabilities of a Portfolio from the value of its total assets. Municipal obligations will normally be valued on the basis of valuations furnished by a pricing service. For further information regarding the valuation of the Portfolios' assets, see "Determination of Net Asset Value" in the Statement of Additional Information.


  SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.

HOW TO BUY FUND SHARES
------------------------------------------------------------------------------


SHARES OF A FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR SECURITIES. Investors may purchase shares of a Fund through Authorized Firms at the net asset value per share of the Fund next determined after an order is effective. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. A Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares. Shares of each Fund are offered for sale only in States where such shares may be legally sold.

An initial investment in a Fund must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Funds' transfer agent (the "Transfer Agent") as follows: First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services."


ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Administrator, in exchange for Fund shares at their net asset value as determined above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable net asset value per Fund share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.

Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:

        IN THE CASE OF BOOK ENTRY:
        Deliver through Depository Trust Co.
        Broker #2212
        Investors Bank & Trust Company
        For A/C EV Marathon [State name] Municipals Fund

        IN THE CASE OF PHYSICAL DELIVERY:
        Investors Bank & Trust Company
        Attention: EV Marathon [State name] Municipals Fund
        Physical Securities Processing Settlement Area
        89 South Street
        Boston, MA 02111


Investors who are contemplating an exchange of securities for shares of a Fund, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for Fund shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, State and local tax consequences of exchanging securities for Fund shares.


  IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.

HOW TO REDEEM FUND SHARES
------------------------------------------------------------------------------


A SHAREHOLDER MAY REDEEM FUND SHARES IN ONE OF THREE WAYS -- BY MAIL, BY TELEPHONE OR THROUGH AN AUTHORIZED FIRM. The redemption price will be based on the net asset value per Fund share next computed after a redemption request is received in the proper form as described below.

REDEMPTION BY MAIL: Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a regulation of the Securities and Exchange Commission (the "Commission") and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

REDEMPTION BY TELEPHONE: Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.

REDEMPTION THROUGH AN AUTHORIZED FIRM: To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value calculated after the Principal Underwriter, as the Funds' agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

Within seven days after receipt of a redemption request in good order by the Transfer Agent, a Fund will make payment in cash for the net asset value of the shares as of the date determined above, reduced by the amount of any applicable contingent deferred sales charges (described below) and federal income tax required to be withheld. Although each Fund normally expects to make payment in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn by that Fund from its corresponding Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

If shares were recently purchased, the proceeds of redemption will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions may result in a taxable gain or loss.

Due to the high cost of maintaining small accounts, each Fund reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by a Fund if the cause of the low account balance was a reduction in the net asset value of Fund shares. No contingent deferred sales charge will be imposed with respect to such involuntary redemptions.

CONTINGENT DEFERRED SALES CHARGE. Shares redeemed within the first six years of their purchase (except shares acquired through the reinvestment of distributions) generally will be subject to a contingent deferred sales charge ("CDSC"). This CDSC is imposed on any redemption, the amount of which exceeds the aggregate value at the time of redemption of (a) all shares in the account purchased more than six years prior to the redemption, (b) all shares in the account acquired through reinvestment of distributions, and (c) the increase, if any, in the value of all other shares in the account (namely those purchased within the six years preceding the redemption) over the purchase price of such shares. Redemptions are processed in a manner to maximize the amount of redemption proceeds which will not be subject to a CDSC. That is, each redemption will be assumed to have been made first from the exempt amounts referred to in clauses (a), (b) and (c) above, and second through liquidation of those shares in the account referred to in clause (c) on a first-in-first-out basis. As described under "Distribution Plans", the CDSC will be paid to the Principal Underwriter or a Fund. Any CDSC which is required to be imposed on share redemptions will be made in accordance with the following schedule:

  YEAR OF REDEMPTION                                   CONTINGENT DEFERRED
  AFTER PURCHASE                                       SALES CHARGE
  ----------------------------------------------------------------------------

  First or Second                                           5%
  Third                                                     4%
  Fourth                                                    3%
  Fifth                                                     2%
  Sixth                                                     1%
  Seventh and following                                     0%

In calculating the CDSC upon the redemption of shares acquired in an exchange of shares of a fund currently listed under "The Eaton Vance Exchange Privilege," the CDSC schedule applicable to the shares at the time of purchase will apply and the purchase of shares acquired in the exchange is deemed to have occurred at the time of the original purchase of the exchanged shares.

No CDSC will be imposed on shares of a Fund which have been sold to Eaton Vance or its affiliates, or to their respective employees or clients. The CDSC applicable to shares will be waived for shares redeemed (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a required distribution from a tax-sheltered retirement plan or (3) following the death of all beneficial owners of such shares, provided the redemption is requested within one year of death (a death certificate and other applicable documents may be required). In addition, shares acquired as a result of a merger or liquidation of another Eaton Vance sponsored fund will have a CDSC imposed at the same rate as would have been imposed in the prior fund.

  THE FOLLOWING EXAMPLE ILLUSTRATES THE OPERATION OF THE CDSC. ASSUME THAT AN INVESTOR PURCHASES $10,000 OF A FUND'S SHARES AND THAT 16 MONTHS LATER THE VALUE OF THE ACCOUNT HAS GROWN THROUGH INVESTMENT PERFORMANCE AND REINVESTMENT OF DIVIDENDS TO $12,000. THE INVESTOR THEN MAY REDEEM UP TO $2,000 OF SHARES WITHOUT INCURRING A CDSC. IF THE INVESTOR SHOULD REDEEM $3,000 OF SHARES, A CHARGE WOULD BE IMPOSED ON $1,000 OF THE REDEMPTION. THE RATE WOULD BE 5% BECAUSE IT WAS IN THE SECOND YEAR AFTER THE PURCHASE WAS MADE AND THE CHARGE WOULD BE $50.


REPORTS TO SHAREHOLDERS
------------------------------------------------------------------------------

EACH FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Funds' independent certified public accountants. Shortly after the end of each calendar year, each Fund will furnish its shareholders with information necessary for preparing federal and State tax returns.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
------------------------------------------------------------------------------


AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE TRANSFER AGENT WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE APPLICABLE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund which at all times shows the balance of shares owned. A Fund will not issue share certificates except upon request.

At least quarterly, shareholders will receive a statement showing complete details of any transaction and the current share balance in the account. THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE to the Transfer Agent.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and the account number).

THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Funds' dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.


Share Option -- Dividends and capital gains will be reinvested in additional shares.

Income Option -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares.

Cash Option -- Dividends and capital gains will be paid in cash.

The Share Option will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under the federal income tax laws.

If the Income Option or Cash Option has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in shares at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the Share Option until such time as the shareholder selects a different option.

DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.

"STREET NAME" ACCOUNTS. If shares of a Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another dealer or to an account directly with a Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an investment firm, or transferring the account to another investment firm, an investor wishing to reinvest distributions should determine whether the firm which will hold the shares allows reinvestment of distributions in "street name" accounts.

THE EATON VANCE EXCHANGE PRIVILEGE
------------------------------------------------------------------------------


Shares of each Fund currently may be exchanged for shares of one or more other funds in the Eaton Vance Marathon Group of Funds (including Class I shares of any EV Marathon Limited Maturity Fund) or Eaton Vance Money Market Fund, which are subject to a CDSC. Shares of the Fund may also be exchanged for shares of Eaton Vance Prime Rate Reserves, which are subject to an early withdrawal charge, and shares of a money market fund sponsored by an Authorized Firm and approved by a Principal Underwriter (an "Authorized Firm fund"). Any such exchange will be made on the basis of the net asset value per share of each fund at the time of the exchange. Exchange offers are available only in States where shares of the fund being acquired may be legally sold.


Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Funds do not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.


The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Fund Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.

No CDSC is imposed on exchanges. For purposes of calculating the CDSC upon redemption of shares acquired in an exchange, the CDSC schedule applicable to the shares at the time of purchase will apply and the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares, except that time during which shares are held in an Authorized Firm fund will not be credited toward completion of the CDSC period. For the CDSC schedule applicable to the Eaton Vance Marathon Group of Funds (except EV Marathon Strategic Income Fund, Eaton Vance Prime Rate Reserves and Class I shares of any EV Marathon Limited Maturity Fund), see "How to Redeem Fund Shares." The CDSC or early withdrawal charge schedule applicable to EV Marathon Strategic Income Fund, Eaton Vance Prime Rate Reserves and Class I shares of any EV Marathon Limited Maturity Fund is 3%, 2.5%, 2% or 1% in the event of a redemption occurring in the first, second, third or fourth year, respectively, after the original share purchase.

Shares of the funds listed above may be exchanged for Fund shares on the basis of the net asset value per share of each fund at the time of exchange, but subject to any restrictions or qualifications set forth in the current prospectus of any such fund.

Telephone exchanges are accepted by the Transfer Agent provided the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Funds, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.


EATON VANCE SHAREHOLDER SERVICES
------------------------------------------------------------------------------

THE FUNDS OFFER THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the applicable Fund as an expense to all shareholders.


INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of the Fund being purchased may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 at any time -- whether or not dividends are reinvested. The name of the shareholder, the Fund and the account number should accompany each investment.


BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from a shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.


WITHDRAWAL PLAN: A shareholder may draw on shareholdings systematically with monthly or quarterly checks in an aggregate amount that does not exceed annually 12% of the account balance at the time the plan is established. Such amount will not be subject to a CDSC. See "How to Redeem Fund Shares". A minimum deposit of $5,000 in shares is required.

REINVESTMENT PRIVILEGE:   A shareholder who has repurchased or redeemed shares
may reinvest, with credit for any CDSC paid on the redeemed or repurchased shares, any portion or all of the repurchase or redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in shares of a Fund, provided that the reinvestment is effected within 60 days after such repurchase or redemption and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by a Fund (or by the Fund's Transfer Agent). To the extent that any shares of a Fund are sold at a loss and the proceeds are reinvested in shares of a Fund (or other shares of the Fund are acquired) within the period beginning 30 days before and ending 30 days after the date of the redemption some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.


DISTRIBUTIONS AND TAXES
------------------------------------------------------------------------------
SUBSTANTIALLY ALL OF THE INVESTMENT INCOME ALLOCATED TO A FUND BY ITS CORRESPONDING PORTFOLIO (LESS THE FUND'S DIRECT AND ALLOCATED EXPENSES) WILL BE DECLARED DAILY AS A DISTRIBUTION TO FUND SHAREHOLDERS OF RECORD AT THE TIME OF DECLARATION. Such distributions, whether taken in cash or reinvested in additional shares, will ordinarily be paid on the fifteenth day of each month or the next business day thereafter. Each Fund anticipates that for tax purposes the entire distribution, whether paid in cash or reinvested in additional shares of the Fund, will constitute tax-exempt income to shareholders, except for the proportionate part of the distribution that may be considered taxable income if the Fund has taxable income during the calendar year. Shareholders reinvesting the monthly distribution should treat the amount of the entire distribution as the tax cost basis of the additional shares acquired by reason of such reinvestment. Daily distribution crediting will commence on the day that collected funds for the purchase of Fund shares are available at the Transfer Agent. Shareholders of a Fund will receive timely Federal income tax information as to the tax-exempt or taxable status of all distributions made by the Fund during the calendar year. A Fund's net realized capital gains, if any, consist of the net realized capital gains allocated to the Fund by its corresponding Portfolio for tax purposes, after taking into account any available capital loss carryovers; a Fund's net realized capital gains, if any, will be distributed at least once a year, usually in December.

Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, (the "Code") and to satisfy all requirements necessary to be relieved of federal taxes on income and gains it distributes to shareholders. In satisfying these requirements, each Fund will treat itself as owning its proportionate share of each of its corresponding Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.


As a regulated investment company under the Code, each Fund does not pay federal income or excise taxes to the extent that it distributes to shareholders its net investment income and net realized capital gains in accordance with the timing requirements imposed by the Code. As partnerships under the Code, the Portfolios do not pay federal income or excise taxes.

Distributions of interest on certain municipal obligations constitute a tax preference item under the alternative minimum tax provisions applicable to individuals and corporations. Distributions of taxable income (including a portion of any original issue discount with respect to certain stripped municipal obligations and stripped coupons and accretion of certain market discount) and net short-term capital gains will be taxable to shareholders as ordinary income. Distributions of long-term capital gains are taxable to shareholders as such for federal income tax purposes, regardless of the length of time Fund shares have been owned by the shareholder. If shares are purchased shortly before the record date of such a distribution, the shareholder will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. Distributions are taxed in the manner described above whether paid in cash or reinvested in additional shares of a Fund. Tax-exempt distributions received from a Fund are includable in the tax base for determining the taxability of social security and railroad retirement benefits.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Fund is not deductible to the extent it is deemed related to the Fund's distributions of tax-exempt interest. Further, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development or private activity bonds should consult their tax advisers before purchasing shares of a Fund. "Substantial user" is defined in applicable Treasury regulations to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of industrial development bonds and would likely be interpreted to include private activity bonds issued to finance similar facilities.

SEE THE APPENDIX TO THIS PROSPECTUS FOR INFORMATION CONCERNING STATE TAXES. Shareholders should consult with their tax advisers concerning the applicability of State, local and other taxes to an investment in a Fund.

PERFORMANCE INFORMATION

------------------------------------------------------------------------------


FROM TIME TO TIME, EACH FUND MAY ADVERTISE ITS YIELD AND/OR AVERAGE ANNUAL TOTAL RETURN. Each Fund's current yield is calculated by dividing the net investment income per share earned during a recent 30-day period by the maximum offering price per share (net asset value) of the Fund on the last day of the period and annualizing the resulting figure. A taxable-equivalent yield is computed by using the tax-exempt yield figure and dividing by 1 minus the tax rate. Each Fund's average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price (net asset value) for specified periods, assuming reinvestment of all distributions. The average annual total return calculation assumes a complete redemption of the investment and the deduction of any applicable CDSC at the end of the period. Each Fund may publish annual and cumulative total return figures from time to time.

Each Fund may also publish total return figures which do not take into account any CDSC which may be imposed upon redemptions at the end of the specified period. Any performance figure which does not take into account the CDSC would be reduced to the extent such charge is imposed upon a redemption.

Investors should note that the investment results of a Fund will fluctuate over time, and any presentation of a Fund's yield or total return for any prior period should not be considered a representation of what an investment may earn or what the Fund's yield or total return may be in any future period. If the expenses of a Fund or its corresponding Portfolio are allocated to by Eaton Vance, the Fund's performance will be higher.

                                                                      APPENDIX
STATE SPECIFIC INFORMATION

    Because each Portfolio will normally invest at least 65% of its assets in the obligations of issues in its corresponding State, it is susceptible to factors affecting that State. Each Portfolio may also invest up to 5% of its net assets in obligations issued by the governments of Guam and the U.S. Virgin Islands and up to 35% of its assets in obligations issued by the government of Puerto Rico. Set forth below is certain economic and tax information concerning the States in which the Portfolios invest and Puerto Rico.


The bond ratings provided below are current as of the date of this Prospectus and are based on economic conditions which may not continue; moreover, there can be no assurance that particular bond issues may not be adversely affected by changes in economic, political or other conditions. Unless stated otherwise, the ratings indicated are for obligations of the State. A State's political subdivisions may have different ratings which are unrelated to the ratings assigned to State obligations.


ALABAMA. Since the early 1980's, modernization of existing facilities and an increase in direct foreign investments in the State have made the State's manufacturing sector more competitive in domestic and international markets. Although it remains the largest employment sector, the State economy has become less dependent on manufacturing (pulp and paper, mining and chemicals). Strong growth in the service and wholesale/retail trade sectors combined with recent weakness in the manufacturing sector has enabled the economy to become more diverse. However, its reliance on the manufacturing sector remains significantly greater than the national average. In the past several years, the loss of manufacturing jobs has been primarily as a result of weakness in the durable goods sector. Overall, non-agricultural employment has steadily grown during the past five years. The seasonally adjusted unemployment rate for August, 1996, was 4.5%, compared to the national rate of 5.1%.


Alabama general obligations are currently rated AA, Aa and AA, by S&P, Moody's and Fitch, respectively.

ALABAMA TAXES. In the opinion of Bradley, Arant, Rose & White, special Alabama tax counsel to the Alabama Fund, under existing Alabama law, as long as the Alabama Fund qualifies as a separate "regulated investment company" under the Code, and provided the Alabama Fund is invested in the Alabama Portfolio, and provided that the Alabama Portfolio is invested in obligations the interest on which would be exempt from Alabama personal income taxes if held directly by an individual shareholder (such as obligations of Alabama or its political subdivisions, of the United States or of certain territories or possessions of the United States), and further provided that the Alabama Portfolio is characterized as a partnership for Federal income tax purposes, dividends received by shareholders from the Alabama Fund that represent interest received by the Alabama Portfolio on such obligations will be exempt from Alabama personal income taxes. To the extent that distributions by the Alabama Fund are derived from long-term or short-term capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will not be exempt from Alabama personal income tax. Capital gains or losses realized from a redemption, sale or exchange of shares of the Alabama Fund by an Alabama resident will be taken into account for Alabama personal income tax purposes.


ARKANSAS. Arkansas has a relatively diverse economy. The economy consists primarily of manufacturing (25%) involving more sophisticated processes and products such as electrical machinery, transportation equipment, fabricated metals and electronics. The health services, wholesale/retail trade and service sectors have also grown in recent years. The diversification of economic interests has lessened the State's cyclical sensitivity to the impact of any single sector. Agriculture, however, continues to be an important component of the State's economy. In addition, the State has significant natural gas and oil producing interests, as well as mining activities. The seasonally adjusted unemployment rate for August, 1996, was 5.2%, compared to a national rate of 5.1%. State law prohibits deficit spending. In 1995, the General Fund had an ending balance of $1.2 billion, with revenues over expenditures of $195 million.


Arkansas general obligation bonds are rated Aa and AA by Moody's and S&P. Fitch does not currently rate Arkansas general obligations.


ARKANSAS TAXES. In the opinion of special Arkansas tax counsel, under Arkansas law, as long as the Arkansas Fund qualifies as a separate "regulated investment company" under the Code, and provided the Arkansas Fund is invested in obligations the interest on which would be exempt from Arkansas personal income taxes if held directly by an individual shareholder (such as obligations of Arkansas or its political subdivisions, of the United States or of certain territories or possessions of the United States), dividends received from the Arkansas Fund that represent interest received by the Arkansas Fund on such obligations will be exempt from Arkansas personal income taxes. To the extent that distributions by the Arkansas Fund are derived from long-term or short-term capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will not be exempt from Arkansas personal income tax. The opinion addresses the tax consequences when the Arkansas Fund invests directly in these obligations. The application of these consequences to the Arkansas Fund when investing in interests of another registered investment company was the subject of a favorable opinion from Revenue Counsel for the Arkansas Department of Finance and Administration obtained when the Portfolio commenced operations.


Capital gains or losses realized from a redemption, sale or exchange of shares of the Arkansas Fund by an Arkansas resident will be taken into account for Arkansas personal income tax purposes.


GEORGIA. Georgia has a generally sound, well-diversified economy, which has performed relatively well during recent years. The unemployment rate of the civilian labor force in the State as of August 1996 was 4.4% compared to 5.1% for the nation. Actual revenues of the State for fiscal year 1995 increased 10.5% over revenue collections for the previous fiscal year. Total projected revenues for fiscal year 1996 are approximately $10.7 million, a 7.2% increase over the total projected revenues for fiscal year 1995. The State's economy received a boost from economic activity associated with the 1996 Summer Olympics. The fiscal 1996 budget includes approximately $76,663,963 to help Georgians recover from the 1994 summer flooding and tropical storm disasters which is not likely to affect the market value of Georgia obligations or the ability of the State or its instrumentalities to pay interest and repay principal on Georgia obligations in a timely manner.

Georgia general obligations are rated "AA+," "Aaa" and "AAA" by S&P, Moody's and Fitch, respectively. Fitch views the rating as stable and S&P has a positive outlook.


GEORGIA TAXES. In the opinion of Powell, Goldstein, Frazer & Murphy, special tax counsel to the Georgia Fund, under existing law, shareholders who are otherwise subject to the Georgia personal or corporate income tax will not be subject to Georgia income tax on distributions with respect to shares of the Georgia Fund to the extent such distributions represent "exempt-interest dividends" for Federal income tax purposes that are attributable to interest on obligations issued by or on behalf of the State of Georgia or its political subdivisions, and by the governments of Puerto Rico, the U.S. Virgin Islands and Guam to the extent that such obligations are exempt from State income tax pursuant to Federal law. Distributions, if any, derived from capital gain or other sources generally will be taxable to shareholders of the Georgia Fund for Georgia income tax purposes. Shareholders who are subject to the Georgia corporate net worth tax, a franchise tax that is based on net worth, will be subject to such tax with respect to ownership of shares of the Georgia Fund and distributions with respect thereto.


The Georgia Legislature repealed the Georgia Intangible Personal Property Tax on March 21, 1996, effective retroactive to January 1, 1996, subject to approval by Georgia's voters. On November 5, 1996, Georgia's voters ratified the legislation repealing the Georgia Intangible personal Property Tax. Thus, shares of the Georgia Fund are no longer subject to Georgia Intangible Personal Property Taxation effective for taxable years beginning on or after January 1, 1996.

KENTUCKY. Calendar year 1995 marked the third consecutive year that Kentucky has outpaced the nation in terms of per capita income growth and lower unemployment rates. Kentucky's per capita income growth rate for 1995 was 5.2% versus the U.S. growth rate of 5.0%. As of August, 1996, Kentucky's unemployment rate was 4.5% compared to the national average of 5.1%. During 1995, the manufacturing sector gained 8,600 jobs or 2.8%. The trade and service sectors recorded employment gains of 16,300 and 13,600, respectively. The State relies on manufacturing and mining for a greater portion of its employment than does the rest of the nation. General Electric, Fruit of the Loom and Ford Motor are the three largest manufacturing employers. The automobile industry has become an important component of the economy. Toyota and General Motors have assembly facilities in the State.

The Commonwealth of Kentucky's financial condition has steadily improved during the last four years. State General Fund Revenue grew by 3.5% in fiscal year 1996 to a total of $5.34 billion. To avoid the need for state budget cuts in the event revenues do not meet expectations, a Budget Reserve Trust Fund was established with a $90 million deposit in fiscal year 1994 and has been increased by additional deposits of $10 million in fiscal year 1995 and $100 million in fiscal year 1996 to a current balance of $200 million.

Because the Kentucky Constitution requires a vote of a majority of the electorate to approve the issuance of State general obligation indebtedness, none of the outstanding indebtedness of the Commonwealth of Kentucky is general obligation indebtedness but instead is either debt payable only from revenues produced by the particular project or lease revenue indebtedness subject to legislative appropriation for the payment of debt service during each fiscal biennium of the Commonwealth.

As of the date of this Prospectus the State's appropriation-backed debt is rated A+, A and A+, by S&P, Moody's and Fitch, respectively.

KENTUCKY TAXES. In the opinion of Wyatt, Tarrant & Combs, special Kentucky tax counsel to the Kentucky Fund, shareholders of the Kentucky Fund who otherwise are subject to individual or corporate income taxes of the Commonwealth of Kentucky will not be subject to such taxes on distributions with respect to their shares in the Kentucky Fund to the extent that such distributions are attributable to interest on obligations of the Commonwealth of Kentucky or its political subdivisions, obligations of the United States, or obligations of the government of Puerto Rico, the U.S. Virgin Islands or Guam. To the extent that distributions from the Kentucky Fund are included in a corporate shareholder's surplus, they will be subject to the Kentucky license (franchise) tax that is based on net worth. To the extent that the Portfolio's holdings consist of obligations of the Commonwealth of Kentucky or its political subdivisions and the balance are obligations of the United States, shares in the Kentucky Fund will be exempt from the Kentucky Intangibles Tax. Shareholders will be required to include the entire amount of capital gain dividends in income to the same extent for state income tax purposes as for federal income tax purposes.

Many local governments in Kentucky, including Louisville, Jefferson County, Lexington-Fayette Urban County, Bowling Green and Covington, impose taxes on the net profits of businesses operating (in any form, including sole proprietorships) within the local jurisdiction. Such taxes should not be imposed on income derived from an investment in the Kentucky Fund. However, because of differences in the provisions of the local ordinances, it is not possible to address their specific impact.

LOUISIANA. The State has experienced operating budget deficits in three of the last seven fiscal years. Since 1988, the gap between General Fund expenditures and recurring revenues has widened for a variety of reasons: new expenditures have been phased in; new tax exemptions have been implemented; the federal government has issued costly mandates, most significantly in the Medicaid program; and revenues once available to the General Fund have in recent years been dedicated for specific purposes. Furthermore, the State's tax base (which is comprised in part of mineral revenues and volume-based taxes, such as those on tobacco, beer, and liquor) is inherently inelastic, i.e., its nominal growth rate does not match or exceed the growth rate of the economy.

During 1994, $30.6 million of the surplus funds were utilized to cover known shortfalls in current year program operations. The State ended the fiscal period 1993-94 with an operating surplus of $129 million. This amount together with the prior year fund balance of $101 million and reserve changes leaves an unreserved-undesignated General Fund fund balance of $212.9 million. The new administration needs to address several budgetary issues in order to resolve its fiscal challenges. It is uncertain how these issues will be resolved or how it will impact the creditworthiness of the State and its outstanding and related debt. For fiscal 1996, the State expects to finish with a balanced budget despite these budgetary issues including concerns relating to its Medicaid program.


As of the date of this Prospectus, general obligations of Louisiana are rated A- (with a negative outlook) and Baa1 by S&P and Moody's, respectively.


LOUISIANA TAXES. In the opinion of Jones, Walker, Waechter, Poitevent, Carrere & Denegre, L.L.P., special Louisiana tax counsel to the Louisiana Fund, under existing Louisiana law as long as: (i) the Louisiana Fund qualifies as a separate "regulated investment company" under the Code; (ii) the Louisiana Portfolio will be treated as a partnership for federal and state tax purposes; and (iii) the Louisiana Fund receives income from obligations, the interest on which would be exempt from Louisiana individual and corporate income taxes if held directly by an individual shareholder (such as obligations of Louisiana or its political subdivisions, of the United States or of certain territories or possessions of the United States), the dividends received from the Louisiana Fund that represent interest received by the Louisiana Fund on such obligations will be exempt from Louisiana individual and corporate income taxes. To the extent that distributions by the Louisiana Fund are derived from long-term or short-term capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will not be exempt from Louisiana individual and corporate income taxes.


Capital gains or losses realized from a redemption, sale or exchange of shares of the Louisiana Fund by a Louisiana resident will be taken into account for Louisiana individual and corporate income tax purposes. Distributions from and investments in the Louisiana Fund by corporate shareholders who are otherwise subject to the Louisiana corporate franchise tax will be included in the capital of such corporations for Louisiana franchise tax purposes.


MARYLAND. Maryland has a diverse economy with government, services and mining, and manufacturing and trade each accounting for approximately 20%, 31% and 32% of employment, respectively. In recent years financial operations of the State have concluded in ending surpluses, although in the early 1990s various cost containment and tax revenue measures were required. State revenues are largely dependent on income and sales and use taxes and, relatedly, on general levels of employment, personal income growth and consumer spending. The national slowdown, beginning in 1990, impacted the State with total employment declining slightly in the early 1990s but recovering commencing in 1992. Unemployment in Maryland for August 1996 was 4.7% versus the national rate of 5.1%.


Generally, Maryland has been among the most heavily indebted of the states. In recent years increases in State general obligation debt have been controlled. Since 1991, State tax-supported debt service and debt outstanding have been less than 3.07% of personal income and 6.74% of State revenues, respectively. Including local government debt, debt service as a percentage of total revenues has risen from 8.88% in 1991 to 9.67% in 1994. It should be noted that the creditworthiness of obligations issued by local Maryland issuers and State revenue obligations may vary considerably from the creditworthiness of general obligations bonds issued by the State, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

The State of Maryland's general obligation bonds are rated AAA, Aaa and AAA, by S&P, Moody's and Fitch, respectively. Both S&P and Fitch have a stable outlook for the State.

MARYLAND TAXES. In the opinion of Piper & Marbury, L.L.P., special Maryland tax counsel to the Maryland Fund, so long as the Maryland Fund qualifies to be taxed as a regulated investment company in the manner set forth in Section 852
(b) of the Code holders of the Maryland Fund who are individuals, estates or trusts and who are otherwise subject to Maryland State and local individual income taxes will not be subject to such taxes on Maryland Fund dividends to the extent that (a) such dividends qualify as exempt-interest dividends of a regulated investment company under Section 852(b)(5) of the Code, which are attributable to interest on tax-exempt obligations of the State of Maryland or its political subdivisions or authorities, or obligations issued by the government of Puerto Rico, U.S. Virgin Islands or Guam or their authorities ("Maryland tax-exempt obligations"), (b) such dividends are attributable to interest on obligations of the U.S. Government or obligations issued or guaranteed by the U.S. Government and its agencies, instrumentalities and authorities ("U.S. obligations") or (c) such dividends are attributable to gain realized by the Maryland Fund as a result of the sale or exchange by the Maryland Portfolio of a bond issued by the State of Maryland or a political subdivision thereof.

To the extent that distributions of the Maryland Fund are attributable to sources other than those described in the preceding paragraph such as short or long-term capital gain or interest on tax-exempt obligations of states other than Maryland and their political subdivisions and authorities, such distributions will not be exempt from Maryland State and local individual income taxes.


Maryland presently includes in Maryland taxable income a portion of certain items of tax preferences as defined in the Code. Interest paid on certain private activity bonds constitutes such a tax preference. Accordingly, up to 50% of any distributions of the Maryland Fund attributable to such private activity bonds (other than private activity bonds issued by the State of Maryland, its political subdivision, or authorities) may not be exempt from Maryland State and local individual income taxes. The Maryland Portfolio has no present intention of investing in such securities.

Shareholders of the Maryland Fund that are corporations otherwise subject to Maryland corporate income tax will not be subject to such tax on Maryland Fund dividends to the extent that (a) such dividends qualify as exempt-interest dividends under Section 852(b)(5) of the Code which are attributable to Maryland tax-exempt obligations, (b) such dividends are attributable to interest on U.S. obligations or (c) such dividends are attributable to gain realized by the Maryland Fund as a result of the sale or exchange by the Maryland Portfolio of a bond issue by the State of Maryland or a political subdivision thereof.

To the extent that distributions of the Maryland Fund are attributable to sources other than those described in the preceding paragraph such as short or long-term capital gain or interest on tax-exempt obligations of states other than Maryland and their political subdivisions and authorities, such distributions will not be exempt from Maryland corporate income tax.


Shareholders of the Maryland Fund that are financial institutions otherwise subject to Maryland financial institution franchise taxes will probably be subject to such taxes on all distributions received from the Maryland Fund (including exempt-interest dividends).

Interest on indebtedness incurred or continued (directly or indirectly) by a shareholder of the Maryland Fund to purchase or carry shares of the Maryland Fund will not be deductible for Maryland State and local individual income tax purposes or corporate income tax purposes to the extent such interest is allocable to exempt-interest dividends.

Shares of the Maryland Fund will not be subject to the Maryland personal property tax.


MISSOURI. The State has a well balanced economy that approximates the national economy. As a result, the State unemployment rate has typically remained close to the national average. The civilian unemployment rate for August 1996 was 3.9% as compared to the August 1995 level of 5.0%. In the early 1990s, the State had operating deficits resulting from lower collections than budgeted due to the recession. The State's financial operations have been pressured by the cost associated with the settlement of the desegregation lawsuit involving the Kansas City and St. Louis school districts. For fiscal 1995, the cost of the settlement was $315 million, approximately 7% of the General Fund budget. A recent Supreme Court decision favorable to the State may decrease the level of State funding required in the future, but the impact of this decision is uncertain. Economic reversals in either of the Kansas City or St. Louis metropolitan areas, whose Missouri portions together contain more than half of the State's population, would have a major impact on the State's overall economic condition.


An amendment to the State Constitution limits the amount of state taxes which may be imposed by the General Assembly, as well as the amount of local taxes, licenses and fees which can be imposed by local governments in any fiscal year. The details of the amendment are complex and clarification by subsequent legislation or judicial decision may be necessary.

As of the date of this Prospectus, Missouri's general obligation of debt is rated AAA, Aaa and AAA, by S&P, Moody's and Fitch, respectively.

MISSOURI TAXES. In the opinion of Bryan Cave, LLP, special Missouri tax counsel to the Missouri Fund, so long as the Missouri Fund qualifies for Federal income taxation as a regulated investment company and the Missouri Portfolio is treated as a partnership for Federal tax purposes, dividends distributed to individual shareholders of the Missouri Fund will be exempt from the Missouri personal income tax imposed by Chapter 143 of the Missouri Revised Statutes to the extent that such dividends qualify as exempt interest dividends of a regulated investment company under Section 852(b)(5) of the Code and are derived form interest on obligations of the United States, its authorities, commissions, instrumentalities, possessions or territories to the extent exempt from Missouri income taxes under the laws of the United States (including Puerto Rico, Guam and the U.S. Virgin Islands), or of the State of Missouri or its political subdivisions. Capital gain dividends, as defined in
Section 852(b)(3) of the Code, distributable by the Missouri Fund to individual resident shareholders of the Missouri Fund, to the extent includable in Federal adjusted gross income, will be subject to Missouri income taxation. Shares in the Missouri Fund are not subject to Missouri personal property taxes.

The Missouri Fund will notify its shareholders within 60 days after the close of the year as to the amount of interest dividend from Missouri obligations which is exempt from Missouri personal income taxation.


NORTH CAROLINA. The current economic profile of the State consists of a combination of industry, agriculture and tourism. Tobacco production, which had been the leading source of agricultural income in the State, declined in 1995. Tobacco farming in the State has been and is expected to continue to be affected by major federal legislation and regulatory measures regarding tobacco production and marketing and by international competition.

The North Carolina constitution requires that the total expenditures of the State for the fiscal period covered by each budget not exceed the total of receipts during the fiscal period and the surplus remaining in the State Treasury at the beginning of the period. As a result of new taxes, fees and spending reductions, the State has had a budget surplus since 1994. As of November, 1996, the amount of uncommitted funds of the State was $586 million. Fiscal year 1995 ended with a $114 million surplus and a general fund of $1.0 billion. For 1996, revenues were $125 million ahead of budget.

General obligations of the State of North Carolina are rated Aaa, AA and AAA by Moody's, S&P and Fitch, respectively. Fitch and S&P view the State's credit trend as "Stable".


NORTH CAROLINA TAXES. In the opinion of Hunton & Williams, special North Carolina tax counsel to the North Carolina Fund, distributions from the North Carolina Fund will not be subject to North Carolina individual, trust, or estate income taxation to the extent that such distributions are either (i) excluded from federal gross income and represent interest the North Carolina Fund, either directly or through the North Carolina Portfolio, receives on obligations of North Carolina or its political subdivisions, nonprofit educational institutions organized or chartered under the laws of North Carolina, or Puerto Rico, U.S. Virgin Islands, or Guam or (ii) represent interest the North Carolina Fund, either directly or through the North Carolina Portfolio, receives on direct obligations of the United States. These North Carolina income tax exemptions will be available only if the North Carolina Fund complies with the requirement of the Code that at least 50% of the value of its assets at the close of each quarter of its taxable years is invested, either directly or through the North Carolina Portfolio, in state, municipal, or other obligations described in (S)103(a) of the Code. The North Carolina Fund intends to comply with that requirement.

Any capital gains distributed by the North Carolina Fund (except for capital gain attributable to the sale by the North Carolina Fund or the North Carolina Portfolio of an obligation the profit from which is exempt by North Carolina statute) or gains realized by the shareholder from a redemption or sale of shares of the North Carolina Fund will be subject to North Carolina individual, trust, or estate income taxation.

Interest on indebtedness incurred (directly or indirectly) by a shareholder of the North Carolina Fund to purchase or carry shares of the North Carolina Fund generally will not be deductible for North Carolina income tax purposes.

The opinion of Hunton & Williams is based on a ruling of the North Carolina Department of Revenue obtained by Hunton & Williams on behalf of the North Carolina Fund. That ruling is subject to change.


OREGON. According to the September 1996 Oregon Economic and Revenue Forecast prepared by the State Department of Administrative Services, Oregon's recent strong growth is expected to slow over the next year, primarily due to a softening of the State's housing markets, reductions in timber output and employment, and weaker national demand for Oregon's manufactured products. A risk to continued economic expansion is further weakness in the semiconductor industry resulting from excess capacity in the industry. A strong international export sector, further nonresidential construction activity and a steady stream of immigration are expected to lead Oregon to outperform the national economy for the next 5 years. This combination of forces is likely to generate growth, although increases in personal income and employment are expected to be less than they were in 1994. Oregon's seasonally adjusted unemployment rate for August 1996 was 5.4%, compared to a national rate of 5.1%.

Oregon's general obligation debt is rated AA-, Aa and AA, by S&P, Moody's and Fitch, respectively.

OREGON TAXES. In the opinion of Stoel Rives LLP, special Oregon tax counsel to the Oregon Fund, so long as the Oregon Fund qualifies to be taxed as a separate "regulated investment company" under the Code and the Oregon Portfolio is treated as a partnership (but not a "publicly traded partnership") under the Code, and so long as the Oregon Fund is deemed under the regulated investment company provisions of the Code to own its proportionate share of the assets of the Oregon Portfolio and to be entitled to the income of the Oregon Portfolio attributable to that share, under existing Oregon law holders of the Oregon Fund who are individuals, estates or trusts will not be subject to Oregon personal income tax on Oregon Fund dividends to the extent that such dividends (i) qualify as "exempt-interest dividends" of a regulated investment company under the Code and (ii) are attributable to interest on tax-exempt obligations of the State of Oregon or its political subdivisions or authorities, or obligations issued by the Governments of Puerto Rico, U.S. Virgin Islands or Guam or their authorities ("Oregon tax-exempt obligations").


To the extent that distributions of the Oregon Fund are attributable to certain sources other than interest on Oregon tax-exempt obligations, including all short-term and long-term capital gain and interest on tax-exempt obligations of states other than Oregon and their political subdivisions and authorities, such distributions will not be exempt from Oregon personal income tax for individuals, estates or trusts otherwise subject to Oregon personal income tax. Capital gains or losses realized from a redemption, sale or exchange of shares of the Oregon Fund will be taken into account for Oregon personal income tax purposes.


No portion of distributions from the Oregon Fund will be exempt from the Oregon corporation excise tax, which generally applies to financial corporations "located within" Oregon and other business corporations "doing or authorized to do business within" Oregon. Oregon imposes a corporate income tax on corporations not subject to the Oregon corporation excise tax. Corporations subject to the Oregon corporation income tax should consult their tax advisors regarding distributions from the Oregon Fund. Shares of the Oregon Fund will not be subject to Oregon property tax.

SOUTH CAROLINA. After several years of budget short falls in the early 1990's, South Carolina has nearly eliminated an accumulated unreserved fund balance deficit. Fiscal year 1995 ended with a $222 million surplus and early estimates of 1996 revenues indicate they are ahead of budget. South Carolina has successfully passed balanced budgets without raising taxes.

Although dominated by the textile industry, South Carolina's economic base has diversified in recent years as the trade and service sectors developed. With increased added development in the durable goods manufacturing industries, South Carolina's economy now resembles more closely that of the United States. For August, 1996, unemployment in South Carolina was 5.9% compared with the national rate of 5.1%.

South Carolina general obligations are rated Aaa, AA+ (positive), AAA (stable), by Moody's, S&P and Fitch, respectively. South Carolina was upgraded by S&P from AA to AAA in July, 1996.


SOUTH CAROLINA TAXES. In the opinion of Nelson, Mullins, Riley & Scarborough, L.L.P., special South Carolina tax counsel to the South Carolina Fund, under existing South Carolina law as long as the South Carolina Fund qualifies as a separate "regulated investment company" under the Code, shareholders of the South Carolina Fund will not be required to include in their South Carolina gross income distributions from the South Carolina Fund to the extent such distributions qualify as "exempt-interest dividends" as defined in the Code, which are directly attributable to interest received by the South Carolina Fund on tax-exempt obligations issued by the State of South Carolina or its political subdivisions or the United States. In the event the South Carolina Fund fails to qualify as a separate "regulated investment company," the foregoing exemption may be unavailable or substantially limited. The opinion addresses the tax consequences when the South Carolina Fund invests directly in these obligations. The application of these consequences to the South Carolina Fund when investing in interests of another registered investment company was ruled upon favorably by the South Carolina Tax Commission.

Capital gains distributed by the South Carolina Fund, or gains realized by a shareholder from a redemption or sale of shares of the South Carolina Fund, will be subject to South Carolina income taxes.

As intangible personal property, the shares of the South Carolina Fund are exempt from any and all ad valorem taxation in South Carolina.


TENNESSEE. Historically, the Tennessee economy has been characterized by a greater concentration in manufacturing employment than the U.S. as a whole. The economy is, however, undergoing a structural change through the increase in service sector and trade sector employment. The service and trade sectors each account for approximately 25% of employment, while manufacturing accounts for about 23% of employment. The August, 1996 unemployment rate was 4.4%.

Tennessee's financial operations are considerably different than most other states because there is no state payroll income tax. This factor, together with the State's reliance on the sales tax for a large percentage of General Fund receipts, exposes total State tax collections to considerably more volatility than would otherwise be the case and, in the event of an economic downswing, could effect the State's ability to pay principal and interest in a timely manner. Under the State constitution, no debt may be authorized for the current operation of any State service or program unless repaid within the fiscal year of issuance. For the fiscal year 1993, a 0.5% increase in the sales tax rate was enacted and dedicated towards the implementation of certain educational reforms enacted by the legislature. The State's General Fund balance was reduced by $66 million and $62 million in 1994 and 1995, respectively. Further fiscal weakness is expected in 1996 and it is uncertain at this time as to the effect this will have on the credit worthiness of the State.


Tennessee's general obligation debt is rated AA+, Aaa and AAA, by S&P, Moody's and Fitch, respectively. S&P has a positive outlook for the State.

TENNESSEE TAXES. In the opinion of Hunton & Williams, special Tennessee tax counsel to the Tennessee Fund, individual shareholders of the Tennessee Fund will not be subject to Tennessee individual income tax on distributions received from the Tennessee Fund to the extent such distributions are attributable to interest the Tennessee Fund, either directly or through the Tennessee Portfolio, receives on (i) bonds or securities of the U.S. Government or any agency or instrumentality thereof, (ii) bonds of the State of Tennessee or any county, municipality or political subdivision thereof, including any agency, board, authority or commission, or (iii) bonds of Puerto Rico, U.S. Virgin Islands or Guam.

The opinion of Hunton & Williams is based on a ruling of the Tennessee Department of Revenue obtained by Hunton & Williams on behalf of the Tennessee Fund. That ruling is subject to change. The Tennessee Fund will report annually to its shareholders the percentage and source, on a state-by-state basis, of interest income received by the Tennessee Fund on municipal bonds during the preceding year.

On March 16, 1994, the Tennessee Fund received a letter ruling from the Department of Revenue of the State of Tennessee to the effect that distributions of capital gains from the Tennessee Fund attributable to tax-exempt securities are exempt from Tennessee income tax. Tennessee Fund management believes that Eaton Vance is the only mutual fund sponsor that has obtained such a ruling. The ruling is subject to change under certain conditions.

VIRGINIA. The Constitution of Virginia requires a balanced budget and limits the ability of the Commonwealth to create debt. General obligation debt may be incurred to meet certain short-term needs, to finance capital projects and, under less stringent restrictions, to finance revenue-producing capital projects. Also, "special fund" revenue bonds, to which the constitutional debt restrictions do not apply and which are not supported by the full faith and credit of the Commonwealth, may be issued to finance qualifying Commonwealth revenue projects.


General obligations of cities, towns and counties are payable from the general revenues of the entity, including ad valorem tax revenues on property within the jurisdiction. Revenue obligations issued by other entities are customarily payable only from revenues from the particular project or projects involved. The Commonwealth has maintained a high level of fiscal stability for many years due in large part to conservative financial operations and diverse sources of revenue. The budget for the 1994-96 biennium submitted by the Governor does not contemplate any significant new taxes or increases in the scope or amount of existing taxes.

The economy of Virginia is based primarily on manufacturing, the government sector, agriculture, mining and tourism, and unemployment rates are typically below the national average. August 1996 unemployment was 4.0% versus a national rate of 5.1%. The Commonwealth has a long history of fiscal stability, due in large part to a conservative financial philosophy, broad-based employment opportunities and diverse sources of revenue. In the past decade, however, the Commonwealth has experienced cycles of financial stringency. No significant new taxes or increases were enacted by the General Assembly at the 1995 session.

As a result of litigation involving proceedings before the United States Supreme Court, the Commonwealth may be obligated to refund tax payments made by federal pensioners of up to $707.5 million. Legislation has been enacted to effect a settlement of the litigation, but a significant number of federal pensioners opted out of the settlement, necessitating its reauthorization in 1995, and there can be no assurance that it will result in release of the pensioners' claims and dismissal of their lawsuits.


General obligations of Virginia are rated Aaa, AAA, and AAA by Moody's, S&P and Fitch, respectively.


VIRGINIA TAXES. In the opinion of Hunton & Williams, special Virginia tax counsel to the Virginia Fund, under existing Virginia law, distributions from the Virginia Fund will not be subject to Virginia individual, trust, estate, or corporate income taxation to the extent that such distributions are either
(i) excluded from federal gross income and attributable to interest the Virginia Fund, either directly or through the Virginia Portfolio, receives on obligations of Virginia, its political subdivisions, or its instrumentalities, or Puerto Rico, U.S. Virgin Islands, or Guam or (ii) attributable to interest the Virginia Fund, either directly or through the Virginia Portfolio, receives on direct obligations of the United States. These Virginia income tax exemptions will be available only if the Virginia Fund complies with the requirement of the Code that at least 50% of the value of its assets at the close of each quarter of its taxable year is invested, either directly or through the Virginia Portfolio, in state, municipal, or other obligations described in (S)103(a) of the Code. The Virginia Fund intends to comply with that requirement.


Other distributions from the Virginia Fund, including capital gains, generally will not be exempt from Virginia income taxation.

Interest on indebtedness incurred (directly or indirectly) by shareholders to purchase or carry shares of the Virginia Fund generally will not be deductible for Virginia income tax purposes.

Neither the Trust nor the Virginia Fund will be subject to any Virginia intangible property tax on any obligations in the Virginia Portfolio. In addition, shares of the Virginia Fund held for investment purposes will not be subject to any Virginia intangible personal property tax.


PUERTO RICO. The economy of Puerto Rico is dominated by the manufacturing and service sectors. Although the economy of Puerto Rico expanded significantly from fiscal 1984 through fiscal 1990, the rate of this expansion slowed during fiscal years 1991, 1992 and 1993. Growth in fiscal 1994 will depend on several factors, including the state of the U.S. economy and the relative stability in the price of oil, the exchange rate of the U.S. dollar and the cost of borrowing. Section 936 (a tax incentive that has encouraged economic growth in Puerto Rico) will be phased out over a ten year period. At this time, it is uncertain as to the implication the change will have on the Puerto Rico economy. Although the Puerto Rico unemployment rate has declined substantially since 1985, the seasonally adjusted unemployment rate for July, 1996 was approximately 14.1%. The North American Free Trade Agreement (NAFTA), which became effective January 1, 1994, could lead to the loss of Puerto Rico's lower salaried or labor intensive jobs to Mexico.

S&P rates Puerto Rico general obligations debt A, while Moody's rates it Baa1; these ratings have been in place since 1956 and 1976, respectively. S&P assigned a negative outlook on Puerto Rico's rating on April 26, 1994 which was still in place as of the date of this prospectus.

EV MARATHON MUNICIPAL FUNDS
--------------------------------------------------------------------------------


PROSPECTUS
JANUARY 1, 1997

EV Marathon Alabama Municipals Fund
EV Marathon Arkansas Municipals Fund
EV Marathon Georgia Municipals Fund
EV Marathon Kentucky Municipals Fund
EV Marathon Louisiana Municipals Fund
EV Marathon Maryland Municipals Fund
EV Marathon Missouri Municipals Fund
EV Marathon North Carolina Municipals Fund
EV Marathon Oregon Municipals Fund
EV Marathon South Carolina Municipals Fund
EV Marathon Tennessee Municipals Fund
EV Marathon Virginia Municipals Fund

EV MARATHON
MUNICIPAL FUNDS
24 FEDERAL STREET
BOSTON, MA 02110
--------------------------------------------------------------------------------
PORTFOLIO INVESTMENT ADVISER
Boston Management and Research, 24 Federal Street, Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(617)482-8260

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122


AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110

                                                                       M-TFC1/1P

                                    PART A
                     INFORMATION REQUIRED IN A PROSPECTUS

                                EV TRADITIONAL
                               MUNICIPAL FUNDS
------------------------------------------------------------------------------

  EV TRADITIONAL ALABAMA MUNICIPALS FUND         EV TRADITIONAL MISSOURI MUNICIPALS FUND
  EV TRADITIONAL ARKANSAS MUNICIPALS FUND        EV TRADITIONAL NORTH CAROLINA MUNICIPALS FUND
  EV TRADITIONAL GEORGIA MUNICIPALS FUND         EV TRADITIONAL OREGON MUNICIPALS FUND
  EV TRADITIONAL KENTUCKY MUNICIPALS FUND        EV TRADITIONAL SOUTH CAROLINA MUNICIPALS FUND
  EV TRADITIONAL LOUISIANA MUNICIPALS FUND       EV TRADITIONAL TENNESSEE MUNICIPALS FUND
  EV TRADITIONAL MARYLAND MUNICIPALS FUND        EV TRADITIONAL VIRGINIA MUNICIPALS FUND


THE EV TRADITIONAL MUNICIPAL FUNDS (THE "FUNDS") ARE MUTUAL FUNDS SEEKING TO PROVIDE CURRENT INCOME EXEMPT FROM REGULAR FEDERAL INCOME TAX AND THEIR RESPECTIVE STATE TAXES DESCRIBED UNDER "THE FUNDS" INVESTMENT OBJECTIVES" IN THIS PROSPECTUS. EACH FUND INVESTS ITS ASSETS IN A CORRESPONDING NON-DIVERSIFIED OPEN-END INVESTMENT COMPANY (A "PORTFOLIO") HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY DIRECTLY INVESTING IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES. EACH FUND IS A SERIES OF EATON VANCE MUNICIPALS TRUST (THE "TRUST").


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Funds involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.


This combined Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A combined Statement of Additional Information dated January 1, 1997 for the Funds, as supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This Statement of Additional Information is available without charge from the Funds' principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The Portfolios' investment adviser is Boston Management and Research (the "Investment Adviser"), a wholly-owned subsidiary of Eaton Vance Management, and Eaton Vance Management is the administrator (the "Administrator") of the Funds. The offices of the Investment Adviser and the Administrator are located at 24 Federal Street, Boston, MA 02110.


AS OF THE DATE OF THIS COMBINED PROSPECTUS, A FUND MAY NOT BE AVAILABLE FOR PURCHASE IN CERTAIN STATES. PLEASE CONTACT THE PRINCIPAL UNDERWRITER OR YOUR BROKER FOR FURTHER INFORMATION.

------------------------------------------------------------------------------

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

----------------------------------------------------------------------------------------------------------------------
                                                          PAGE                                                      PAGE
  Shareholder and Fund Expenses ..........................  2  How to Redeem Fund Shares .......................... 17
  The Funds' Financial Highlights ........................  4  Reports to Shareholders ............................ 18
  The Funds' Investment Objectives .......................  7  The Lifetime Investing Account/Distribution
  Investment Policies and Risks ..........................  8    Options .......................................... 18
  Organization of the Funds and the Portfolios ........... 11  The Eaton Vance Exchange Privilege ................. 19
  Management of the Funds and the Portfolios ............. 12  Eaton Vance Shareholder Services ................... 20
  Service Plans .......................................... 14  Distributions and Taxes ............................ 21
  Valuing Fund Shares .................................... 15  Performance Information ............................ 22
  How to Buy Fund Shares ................................. 15  Appendix -- State Specific Information ............. 23

----------------------------------------------------------------------------------------------------------------------

                       PROSPECTUS DATED JANUARY 1, 1997

SHAREHOLDER AND FUND EXPENSES
------------------------------------------------------------------------------

  SHAREHOLDER TRANSACTION EXPENSES
  -------------------------------------------------------------------------------------------------------
  Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                     3.75%
  Sales Charges Imposed on Reinvested Distributions                                                  None
  Fees to Exchange Shares                                                                            None


        ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
        -------------------------------------------------------------------------------------------------------
                                                        ALABAMA         ARKANSAS          GEORGIA         KENTUCKY
                                                         FUND             FUND             FUND             FUND
                                                   --------------------------------------------------------------------
  Investment Adviser Fee                                 0.40%            0.36%            0.40%            0.41%
  Other Expenses (including Service Plan Fees and
    after expense allocation)                            0.50             0.36             0.43             0.41
                                                         ----             ----             ----             ----
      Total Operating Expenses
        (after allocation)                               0.90%            0.72%            0.83%            0.82%
                                                         ====             ====             ====             ====
        EXAMPLE
        -------------------------------------------------------------------------------------------------------
        An investor would pay the following maximum initial sales charge and expenses on a $1,000 investment, assuming (a) 5% annual return and (b) redemption at the end of each period:
                                                        ALABAMA         ARKANSAS          GEORGIA         KENTUCKY
                                                         FUND             FUND             FUND             FUND
                                                   --------------------------------------------------------------------
   1 Year                                                $ 46             $ 45             $ 46             $ 46
   3 Years                                                 65               60               63               63
   5 Years                                                 85               76               82               81
  10 Years                                                144              124              136              135

        ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
        -------------------------------------------------------------------------------------------------------
                                                       LOUISIANA        MARYLAND         MISSOURI      NORTH CAROLINA
                                                         FUND             FUND             FUND             FUND
                                                   --------------------------------------------------------------------
  Investment Adviser Fee (after any applicable fee
    reduction)                                           0.11%            0.40%            0.37%            0.43%
  Other Expenses (including Service Plan Fees and
    after expense allocation)                            0.54             0.57             0.41             0.40
                                                         ----             ----             ----             ----
      Total Operating Expenses
        (after reductions)                               0.65%            0.97%            0.78%            0.83%
                                                         ====             ====             ====             ====
        EXAMPLE
        -------------------------------------------------------------------------------------------------------
        An investor would pay the following maximum initial sales charge and expenses on a $1,000 investment, assuming (a) 5% annual return and (b) redemption at the end of each period:

                                                       LOUISIANA        MARYLAND         MISSOURI      NORTH CAROLINA
                                                         FUND             FUND             FUND             FUND
                                                   --------------------------------------------------------------------
   1 Year                                                $ 44             $ 47             $ 45             $ 46
   3 Years                                                 58               67               61               63
   5 Years                                                 72               89               79               82
  10 Years                                                116              152              130              136

        ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
        -------------------------------------------------------------------------------------------------------
                                                        OREGON       SOUTH CAROLINA      TENNESSEE        VIRGINIA
                                                         FUND             FUND             FUND             FUND
                                                   --------------------------------------------------------------------
  Investment Adviser Fee                                 0.41%            0.33%            0.31%            0.43%
  Other Expenses (including Service Plan Fees and
    after reduction)                                     0.48             0.59             0.43             0.59
                                                         ----             ----             ----             ----
      Total Operating Expenses
        (after reduction)                                0.89%            0.92%            0.74%            1.02%
                                                         ====             ====             ====             ====

        EXAMPLE
        -------------------------------------------------------------------------------------------------------
        An investor would pay the following maximum initial sales charge and expenses on a $1,000 investment, assuming (a) 5% annual return and (b) redemption at the end of each period:

                                                        OREGON       SOUTH CAROLINA      TENNESSEE        VIRGINIA
                                                         FUND             FUND             FUND             FUND
                                                   --------------------------------------------------------------------
   1 Year                                                $ 46             $ 47             $ 44             $ 48
   3 Years                                                 65               66               60               69
   5 Years                                                 85               87               77               92
  10 Years                                                143              146              126              158

NOTES:

The tables and Examples summarize the aggregate expenses of the Funds and the Portfolios and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in a Fund. Information for each Fund is based on its expenses for the most recent fiscal year, except that Service Plan Fees are estimated for the current fiscal year ending August 31, 1997. Absent a fee reduction and an expense allocation the Louisiana Fund's Investment Adviser Fee, Other Expenses and Total Operating Expenses would have been 0.23%, 1.34%, and 1.57% respectively. Absent a fee reduction, Other Expenses and Total Operating Expenses would have been: 0.70% and 1.10%, respectively, for the Alabama Fund; 2.95% and 3.31% respectively, for the Arkansas Fund; 1.34% and 1.74%, respectively, for the Georgia Fund; 1.62% and 2.03%, respectively, for the Kentucky Fund; 2.21% and 2.61%, respectively, for the Maryland Fund; 1.07% and 1.44%, respectively, for the Missouri Fund; 0.57% and 1.00%, respectively, for the North Carolina Fund; 2.66% and 3.07%, respectively, for the Oregon Fund; 1.94% and 2.27%, respectively, for the South Carolina Fund; 2.12% and 2.43%, respectively, for the Tennessee Fund; and 1.71% and 2.14%, respectively, for the Virginia Fund.

The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. Federal regulations require the Examples to assume a 5% annual return, but actual return will vary. For further information regarding the expenses of the Funds and the Portfolios see "The Funds" Financial Highlights", "Management of the Funds and the Portfolios" and "Service Plans".

No sales charge is payable at the time of purchase on investments of $1 million or more. However, a contingent deferred sales charge of 0.50% will be imposed on such investments in the event of certain redemptions within 12 months of purchase. See "How to Buy Fund Shares" and "How to Redeem Fund Shares".

Each Portfolio's monthly advisory fee has two components, a fee based on daily net assets and a fee based on daily gross income, as set forth in the fee schedule on page 13.

Each Fund invests exclusively in its corresponding Portfolio. Other investment companies with different distribution arrangements and fees are investing in the Portfolios and others may do so in the future. See "Organization of the Funds and the Portfolios".

THE FUNDS' FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------


The following information should be read in conjunction with the audited financial statements included in the Funds' annual report to shareholders which is incorporated by reference into the Statement of Additional Information in reliance upon the report of Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing. Further information regarding the performance of a Fund is contained in its annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter.
---------------------------------------------------------------------------

                                                                     YEAR ENDED AUGUST 31,
                                        ---------------------------------------------------------------------------------
                                                      ALABAMA FUND                                ARKANSAS FUND
                                        ------------------------------------           ----------------------------------
                                          1996           1995         1994*              1996         1995        1994*
                                          ----           ----         ----               ----         ----        ----
NET ASSET VALUE, beginning of  year     $ 9.510        $ 9.320       $10.000           $ 9.590      $ 9.530      $10.000
                                        -------        -------       -------           -------      -------      -------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income                 $ 0.462        $ 0.418       $ 0.296           $ 0.456      $ 0.424      $ 0.214
  Net realized and unrealized gain
    (loss) on investments                 0.033          0.207        (0.628)           (0.053)       0.075       (0.430)
                                        -------        -------       -------           -------      -------      -------
    Total income (loss) from
      operations                        $ 0.495        $ 0.625       $(0.332)          $ 0.404      $ 0.499      $(0.216)
                                        -------        -------       -------           -------      -------      -------
LESS DISTRIBUTIONS:
  From net investment income            $(0.465)       $(0.418)      $(0.296)          $(0.473)     $(0.424)     $(0.214)
  In excess of net investment
    income(4)                               --          (0.017)       (0.052)              --        (0.015)      (0.040)
                                        -------        -------       -------           -------      -------      -------
    Total distributions                 $(0.465)       $(0.435)      $(0.348)          $(0.473)     $(0.439)     $(0.254)
                                        -------        -------       -------           -------      -------      -------
NET ASSET VALUE, end of year            $ 9.540        $ 9.510       $ 9.320           $ 9.520      $ 9.590      $ 9.530
                                        =======        =======       =======           =======      =======      =======
TOTAL RETURN(1)                           5.49%          6.90%       (3.44)%             4.37%        5.52%      (2.25)%
RATIOS/SUPPLEMENTAL DATA**:
  Net assets, end of year
   (000 omitted)                        $ 6,231        $ 9,427       $11,732           $ 1,040      $   533      $   627
  Ratio of net expenses to
    average daily net assets(2)(5)        1.27%          1.68%         1.49%+            0.97%        1.42%        1.59%+
  Ratio of net expenses to average
    daily net assets after
    custodian fee reduction(2)            1.22%            --            --              0.95%          --           --
  Ratio of net investment
    income to average daily
    net assets                            4.74%          4.59%         4.23%+            4.76%        4.56%        3.97%+

** For the periods indicated, operating expenses of the Funds and the Portfolios reflect an allocation of expenses to the
   Administrator and/or Investment Adviser. Had such actions not been taken, net investment income (loss) per share and the ratios would have been:

NET INVESTMENT INCOME (LOSS)
  PER SHARE                             $ 0.442        $ 0.408        $ 0.280          $ 0.208      $ 0.175       (0.005)
                                        =======        =======        =======          =======      =======      =======

RATIOS (As a percentage of average daily net assets):
   Expenses(2)(5)                         1.47%          1.80%          1.71%+           3.56%        4.09%        5.66%+
   Expenses after custodian
     fee reduction(2)                     1.42%           --             --              3.54%         --           --
   Net investment income (loss)           4.54%          4.47%          4.01%+           2.17%        1.89%      (0.10)%+
                                                                                                        (See footnotes on page 6.)

                                                                     YEAR ENDED AUGUST 31,
                                        ---------------------------------------------------------------------------------
                                                      GEORGIA FUND                                KENTUCKY FUND
                                        ------------------------------------           ----------------------------------
                                          1996           1995         1994*              1996         1995        1994*
                                          ----           ----         ----               ----         ----        ----
NET ASSET VALUE, beginning of  year     $ 9.190       $ 9.220        $10.000           $ 9.320      $ 9.210      $10.000
                                        -------       -------        -------           -------      -------      -------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income                 $ 0.464       $ 0.412        $ 0.294           $ 0.453      $ 0.423      $ 0.285
  Net realized and unrealized gain
    (loss) on investments                 0.017        (0.011)        (0.726)           (0.011)++     0.128++     (0.730)
                                        -------       -------        -------           -------      -------      -------
    Total income (loss) from
      operations                        $ 0.481       $ 0.401        $(0.432)          $ 0.442      $ 0.551      $(0.445)
                                        -------       -------        -------           -------      -------      -------
LESS DISTRIBUTIONS:
  From net investment income            $(0.461)      $(0.412)       $(0.294)          $(0.472)     $(0.423)     $(0.285)
  In excess of net investment
    income(4)                               --         (0.019)        (0.054)              --        (0.018)      (0.060)
                                        -------       -------        -------           -------      -------      -------
    Total distributions                 $(0.461)      $(0.431)       $(0.348)          $(0.472)     $(0.441)     $(0.345)
                                        -------       -------        -------           -------      -------      -------
NET ASSET VALUE, end of year            $ 9.210       $ 9.190        $ 9.220           $ 9.290      $ 9.320      $ 9.210
                                        =======       =======        =======           =======      =======      =======
TOTAL RETURN(1)                           5.43%         4.60%        (4.56)%             4.91%        6.29%      (4.60)%
RATIOS/SUPPLEMENTAL DATA**:
  Net assets, end of year
   (000 omitted)                        $ 1,631       $ 2,487         $2,989           $ 1,261      $ 1,823      $ 3,065
  Ratio of net expenses to
    average daily net assets(2)(5)        1.19%         1.55%          1.64%+            1.19%        1.46%        1.69%+
  Ratio of net expenses to average
    daily net assets after
    custodian fee reduction(2)            1.07%          --              --              1.15%          --           --
  Ratio of net investment
    income to average daily
    net assets                            4.95%         4.62%          4.09%+            4.76%        4.81%        4.12%+

** For the periods indicated, operating expenses of the Funds and the Portfolios reflect an allocation of expenses to the
   Administrator and/or Investment Adviser. Had such actions not been taken, net investment income (loss) per share and the ratios would have been:

NET INVESTMENT INCOME (LOSS)
  PER SHARE                             $ 0.379       $ 0.353        $ 0.253           $ 0.338      $ 0.303      $ 0.253
                                        =======       =======        =======           =======      =======      =======

RATIOS (As a percentage of average daily net assets):
   Expenses(2)(5)                         2.10%         2.21%          2.20%+            2.40%        2.82%        2.26%+
   Expenses after custodian
     fee reduction(2)                     1.98%           --             --              2.36%          --           --
   Net investment income (loss)           4.04%         3.96%          3.53%+            3.55%        3.45%        3.56%+

                                                                                                (See footnotes on page 6.)

-------------------------------------------------------------------------------

                                                                     YEAR ENDED AUGUST 31,
                                        ---------------------------------------------------------------------------------
                                                   LOUISIANA FUND                                MARYLAND FUND
                                        ------------------------------------           ----------------------------------
                                          1996           1995         1994*              1996         1995        1994*
                                          ----           ----         ----               ----         ----        ----
NET ASSET VALUE, beginning of  year     $ 9.440        $ 9.470       $10.000           $ 9.380      $ 9.210      $10.000
                                        -------        -------       -------           -------      -------      -------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income                 $ 0.497        $ 0.449       $ 0.223           $ 0.446      $ 0.421      $ 0.277
  Net realized and unrealized gain
    (loss) on investments                (0.014)        (0.011)       (0.486)            0.072        0.187++     (0.731)
                                        -------        -------       -------           -------      -------      -------
    Total income (loss) from
      operations                        $ 0.483        $ 0.438       $(0.263)          $ 0.518      $ 0.608      $(0.454)
                                        -------        -------       -------           -------      -------      -------
LESS DISTRIBUTIONS:
  From net investment income            $(0.503)       $(0.449)      $(0.223)          $(0.466)     $(0.421)     $(0.277)
  In excess of net investment
    income(4)                               --          (0.019)       (0.044)           (0.002)      (0.017)      (0.059)
                                        -------        -------       -------           -------      -------      -------
    Total distributions                 $(0.503)       $(0.468)      $(0.267)          $(0.468)     $(0.438)     $(0.336)
                                        -------        -------       -------           -------      -------      -------
NET ASSET VALUE, end of year            $ 9.420        $ 9.440       $ 9.470           $ 9.430      $ 9.380      $ 9.210
                                        =======        =======       =======           =======      =======      =======
TOTAL RETURN(1)                           5.34%          4.88%       (2.72)%             5.70%        6.91%      (4.68)%
RATIOS/SUPPLEMENTAL DATA**:
  Net assets, end of year
   (000 omitted)                        $ 1,978        $ 2,384       $ 3,141           $   982      $   939      $ 1,188
  Ratio of net expenses to
    average daily net
    assets(2)(5)                          1.00%          1.41%         1.57%+            1.29%        1.50%        1.64%+
  Ratio of net expenses to
    average daily net assets
    after custodian fee
    reduction(2)                          0.92%            --            --              1.24%          --           --
  Ratio of net investment
    income to average daily
    net assets                            5.19%          4.90%         4.16%+            4.64%        4.71%        4.07%+

** For the periods indicated, the operating expenses of the Funds and the Portfolios reflect an allocation of expenses to the
   Administrator and/or Investment Adviser. Had such actions not been taken, net investment income per share and the ratios would have been:

NET INVESTMENT INCOME PER SHARE         $ 0.409        $ 0.401       $ 0.169           $ 0.289      $ 0.238      $ 0.046
                                        =======        =======       =======           =======      =======      =======
RATIOS (As a percentage of average daily net assets):
   Expenses(2)(4)                         1.92%          1.93%         2.77%+            2.93%        3.56%        5.07%+
   Expenses after custodian
      fee reduction(2)                    1.84%            --            --              2.87%          --           --
   Net investment income                  4.27%          4.38%         2.96%+            3.01%        2.65%        0.64%+
                                                                                                        (See footnotes on page 6.)

                                                                     YEAR ENDED AUGUST 31,
                                        ---------------------------------------------------------------------------------
                                                   MISSOURI FUND                              NORTH CAROLINA FUND
                                        ------------------------------------           ----------------------------------
                                          1996           1995         1994*              1996         1995        1994*
                                          ----           ----         ----               ----         ----        ----
NET ASSET VALUE, beginning of  year     $ 9.480        $ 9.290       $10.000           $ 9.280      $ 9.280      $10.000
                                        -------        -------       -------           -------      -------      -------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income                 $ 0.466        $ 0.419       $ 0.289           $ 0.452      $ 0.427      $0.295
  Net realized and unrealized gain
    (loss) on investments                 0.010          0.208        (0.651)            0.011++      0.016++     (0.666)
                                        -------        -------       -------           -------      -------      -------
    Total income (loss) from
      operations                        $ 0.476        $ 0.627       $(0.362)          $ 0.463      $ 0.443      $(0.371)
                                        -------        -------       -------           -------      -------      -------
LESS DISTRIBUTIONS:
  From net investment income            $(0.466)        (0.419)      $(0.289)          $(0.473)      (0.427)     $(0.295)
  In excess of net investment
    income(4)                               --           (0.018)      (0.059)             --         (0.016)      (0.054)
                                        -------        -------       -------           -------      -------      -------
    Total distributions                 $(0.466)        (0.437)      $(0.348)          $(0.473)      (0.443)     $(0.349)
                                        -------        -------       -------           -------      -------      -------
NET ASSET VALUE, end of year            $ 9.490        $ 9.480       $ 9.290           $ 9.270      $ 9.280      $9.280
                                        =======        =======       =======           =======      =======      ======
TOTAL RETURN(1)                           5.20%          7.08%       (3.76)%             5.15%        5.02%      (385)%
RATIOS/SUPPLEMENTAL DATA**:
  Net assets, end of year
   (000 omitted)                        $ 2,408        $ 3,163       $ 3,859           $16,504      $ 6,115      $7,411
  Ratio of net expenses to
    average daily net
    assets(2)(4)                          1.13%          1.61%         1.61%+            0.99%        1.55%      1.56%+
  Ratio of net expenses to
    average daily net assets
    after custodian fee
    reduction(2)                          1.11%           --            --               0.94%         --         --
  Ratio of net investment
    income to average daily
    net assets                            4.87%          4.62%         4.20%+            5.00%        4.72%       4.19%+

** For the periods indicated, the operating expenses of the Funds and the Portfolios reflect an allocation of expenses to the
   Administrator and/or Investment Adviser. Had such actions not been taken, net investment income per share and the ratios would have been:

NET INVESTMENT INCOME PER SHARE         $ 0.403        $ 0.363       $ 0.255           $ 0.443      $ 0.403      $0.263
                                        =======        =======       =======           =======      =======      ======
RATIOS (As a percentage of average daily net assets):
   Expenses(2)(4)                         1.79%           2.23%        2.19%+            1.16%        1.82%       2.01%+
   Expenses after custodian
      fee reduction(2)                    1.77%              --          --              1.11%          --          --
   Net investment income                  4.21%           4.00%        3.62%+            4.84%        4.45%       3.74%+
                                                                                                        (See footnotes on page 6.)

-------------------------------------------------------------------------------

                                                                     YEAR ENDED AUGUST 31,
                                        ---------------------------------------------------------------------------------
                                                     OREGON FUND                              SOUTH CAROLINA FUND
                                        ------------------------------------           ----------------------------------
                                          1996           1995         1994*              1996         1995        1994*
                                          ----           ----         ----               ----         ----        ----

NET ASSET VALUE, beginning of year      $ 9.440        $ 9.240       $10.000           $ 9.420      $ 9.370      $10.000
                                        -------        -------       -------           -------      -------      -------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income                 $ 0.435        $ 0.406       $ 0.263           $ 0.465      $ 0.413      $ 0.205
  Net realized and unrealized
    gain (loss) on investments           (0.047)         0.221++      (0.703)            0.008        0.067++     (0.587)
                                        -------        -------       -------           -------      -------      -------
    Total income (loss)
      from operations                   $ 0.388        $ 0.627       $(0.440)          $ 0.473      $ 0.480      $(0.382)
                                        -------        -------       -------           -------      -------      -------
LESS DISTRIBUTIONS:
  From net investment income            $(0.458)       $(0.406)      $(0.263)          $(0.463)     $(0.413)     $(0.205)
  In excess of net investment
    income(4)                               --          (0.021)       (0.057)              --        (0.017)      (0.043)
                                        -------        -------       -------           -------      -------      -------
    Total distributions                 $(0.458)       $(0.427)      $(0.320)          $(0.463)     $(0.430)     $(0.248)
                                        -------        -------       -------           -------      -------      -------
NET ASSET VALUE, end of year            $ 9.370        $ 9.440       $ 9.240           $ 9.430      $ 9.420      $ 9.370
                                        =======        =======       =======           =======      =======      =======
TOTAL RETURN(1)                           4.25%          7.11%       (4.54)%             5.19%        5.38%      (3.92)%
RATIOS/SUPPLEMENTAL DATA**:
  Net assets, end of year
    (000 omitted)                       $   765        $   998       $ 1,878           $   902      $ 1,245      $ 2,309
  Ratio of net expenses to
    average daily net assets(2)(4)        1.23%          1.51%         1.65%+            1.30%        1.61%        1.76%+
  Ratio of net expenses to
    average daily net assets after
    custodian fee reduction(2)            1.20%            --            --              1.27%          --          --
  Ratio of net investment
    income to average
    daily net assets                      4.54%          4.61%         3.99%+            4.79%        4.61%        4.06%+

** For periods indicated, the operating expenses of the Funds and the Portfolios reflect an allocation of expenses to the
   Administrator and/or Investment Adviser. Had such actions not been taken, net investment income per share and the ratios would have been:

NET INVESTMENT INCOME PER SHARE         $ 0.226        $ 0.261       $ 0.153           $ 0.332      $ 0.326      $ 0.161
                                        =======        =======       =======           =======      =======      =======
RATIOS (As a percentage of average daily net assets):
   Expenses(2)(5)                         3.41%          3.16%         3.33%+            2.65%        2.58%        2.62%+
   Expenses after custodian
      fee reduction(2)                    3.38%            --            --              2.63%          --           --
   Net investment income                  2.36%          2.96%         2.31%+            3.43%        3.64%        3.19%+

                                                                     YEAR ENDED AUGUST 31,
                                        ---------------------------------------------------------------------------------
                                                   TENNESSEE FUND                                 VIRGINIA FUND
                                        ------------------------------------           ----------------------------------
                                          1996           1995         1994*              1996         1995        1994*
                                          ----           ----         ----               ----         ----        ----
NET ASSET VALUE, beginning of year      $ 9.330        $ 9.220       $10.000           $ 9.330      $ 9.210      $10.000
                                        -------        -------       -------           -------      -------      -------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income                 $ 0.460        $ 0.425       $ 0.285           $ 0.463      $ 0.434      $ 0.296
  Net realized and unrealized
    gain (loss) on investments            0.040          0.131        (0.724)           (0.002)++     0.138       (0.732)
                                          -----          -----        ------            ------        -----       ------
    Total income (loss)
      from operations                   $ 0.500        $ 0.556       $(0.439)          $ 0.461      $ 0.572      $(0.436)
                                        -------        -------       -------           -------      -------      -------
LESS DISTRIBUTIONS:
  From net investment income            $(0.476)       (0.425)   $   (0.285)          $(0.478)      (0.434)      $(0.296)
  In excess of net investment income(4)  (0.004)        (0.021)       (0.056)           (0.003)      (0.018)      (0.058)
                                        -------         ------       -------           -------      -------      --------
    Total distributions                 $(0.480)        (0.446)      $(0.341)          $(0.481)      (0.452)     $(0.354)
                                        -------         ------       -------           -------      -------      --------
NET ASSET VALUE, end of year            $ 9.350        $ 9.330       $ 9.220           $ 9.310      $ 9.330      $ 9.210
                                        =======        =======       =======           =======      =======      =======
TOTAL RETURN(1)                           5.52%          6.32%       (4.54)%             5.10%        6.51%      (4.51)%
RATIOS/SUPPLEMENTAL DATA**:
  Net assets, end of year
    (000 omitted)                       $ 1,350        $ 1,084       $ 1,132           $ 1,103      $ 1,488      $ 1,315
  Ratio of net expenses to
    average daily net assets(2)(4)        1.04%          1.45%         1.59%+            1.18%        1.42%        1.54%+
  Ratio of net expenses to
    average daily net assets after
    custodian fee reduction(2)            1.02%           --            --               1.12%         --         --
  Ratio of net investment income to
    average daily net assets              4.84%          4.71%         4.15%+            4.85%        4.79%        4.31%+

** For periods indicated, the operating expenses of the Funds and the Portfolios reflect an allocation of expenses to the
   Administrator and/or Investment Adviser. Had such actions not been taken, net investment income per share and the ratios would have been:

NET INVESTMENT INCOME PER SHARE         $ 0.298        $ 0.292       $ 0.158           $ 0.344      $ 0.306      $ 0.190
                                        =======        =======       =======           =======      =======      =======
RATIOS (As a percentage of average daily net assets):
   Expenses(2)(5)                         2.73%          2.92%         3.50%+            2.42%        2.83%        3.08%+
   Expenses after custodian
      fee reduction(2)                    2.71%            --            --              2.36%          --           --
   Net investment income                  3.14%          3.24%         2.24%+            3.60%        3.38%        2.77%+
Footnotes:
*   For the Alabama, Arkansas, Georgia, Kentucky, Louisiana, Maryland, Missouri, North Carolina, Oregon, South Carolina,
    Tennessee and Virginia Funds, the Financial Highlights are for the period from the start of business, December 7, 1993,
    February 9, 1994, December 7, 1993, December 7, 1993, February 14, 1993, December 10, 1993, December 7, 1993, December 7,
    1993, December 28, 1993, February 14, 1994, December 9, 1993 and December 17, 1993, respectively, to August 31, 1994.
+   Annualized.
++  The per share amount is not in accord with the net realized gain (loss) for the period because of the timing of sales of
    Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total Return is computed on a non-annualized basis.
(2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(3) Prior to February 1, 1996, each Fund made distribution fee payments pursuant to a Distribution Plan. See "Service Plans."
(4) The Funds have followed the Statement of Position (SOP) 93-2: Determination, Disclosure and Financial Statement Presentation
    of Income, Capital Gain, and Return of Capital Distribution by Investment Companies. The SOP requires that differences in the recognition or classification of income between the financial statements and tax earnings and profits that result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.
(5) The expense ratios for the year ended August 31, 1996 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers or those of the Portfolio. The expense ratios for each of the periods ended on or before August
    31, 1995 have not been adjusted to reflect this change.

THE FUNDS' INVESTMENT OBJECTIVES
------------------------------------------------------------------------------


The investment objective of each Fund is set forth below. Each Fund currently seeks to meet its investment objective by investing its assets in a separate corresponding open-end management investment company (a "Portfolio"). Each Portfolio invests primarily in municipal obligations (as described below) which are rated at least investment grade by a major rating agency or, if unrated, determined to be of at least investment grade quality by the Investment Adviser. Each Portfolio has the same investment objective as its corresponding Fund.


EV TRADITIONAL ALABAMA MUNICIPALS FUND (the "Alabama Fund") seeks to provide current income exempt from regular federal income tax and Alabama State personal income taxes. The Alabama Fund seeks to meet its objective by investing its assets in the Alabama Municipals Portfolio (the "Alabama Portfolio").

EV TRADITIONAL ARKANSAS MUNICIPALS FUND (the "Arkansas Fund") seeks to provide current income exempt from regular federal income tax and Arkansas State personal income taxes. The Arkansas Fund seeks to meet its objective by investing its assets in the Arkansas Municipals Portfolio (the "Arkansas Portfolio").

EV TRADITIONAL GEORGIA MUNICIPALS FUND (the "Georgia Fund") seeks to provide current income exempt from regular federal income tax and Georgia State personal income taxes. The Georgia Fund seeks to meet its objective by investing its assets in the Georgia Municipals Portfolio (the "Georgia Portfolio").

EV TRADITIONAL KENTUCKY MUNICIPALS FUND (the "Kentucky Fund") seeks to provide current income exempt from regular federal income tax and Kentucky state personal income taxes in the form of an investment exempt from the Kentucky intangibles tax. The Kentucky Fund seeks to meet its objective by investing its assets in the Kentucky Municipals Portfolio (the "Kentucky Portfolio").

EV TRADITIONAL LOUISIANA MUNICIPALS FUND (the "Louisiana Fund") seeks to provide current income exempt from regular federal income tax and Louisiana State individual and corporate income taxes. The Louisiana Fund seeks to meet its objective by investing its assets in the Louisiana Municipals Portfolio (the "Louisiana Portfolio").

EV TRADITIONAL MARYLAND MUNICIPALS FUND (the "Maryland Fund") seeks to provide current income exempt from regular federal income tax and Maryland State and local income taxes. The Maryland Fund seeks to meet its objective by investing its assets in the Maryland Municipals Porfolio (the "Maryland Portfolio").


EV TRADITIONAL MISSOURI MUNICIPALS FUND (the "Missouri Fund") seeks to provide current income exempt from regular federal income tax and Missouri State personal income taxes. The Missouri Fund seeks to meet its objective by investing its assets in the Missouri Municipals Portfolio (the "Missouri Portfolio").


EV TRADITIONAL NORTH CAROLINA MUNICIPALS FUND (the "North Carolina Fund") seeks to provide current income exempt from regular federal income tax and North Carolina State personal income taxes. The North Carolina Fund seeks to meet its objective by investing its assets in the North Carolina Municipals Portfolio (the "North Carolina Portfolio").

EV TRADITIONAL OREGON MUNICIPALS FUND (the "Oregon Fund") seeks to provide current income exempt from regular federal income tax and Oregon State personal income taxes. The Oregon Fund seeks to meet its objective by investing its assets in the Oregon Municipals Portfolio (the "Oregon Portfolio").

EV TRADITIONAL SOUTH CAROLINA MUNICIPALS FUND (the "South Carolina Fund") seeks to provide current income exempt from regular federal income tax and South Carolina State personal income taxes. The South Carolina Fund seeks to meet its objective by investing its assets in the South Carolina Municipals Portfolio (the "South Carolina Portfolio").

EV TRADITIONAL TENNESSEE MUNICIPALS FUND (the "Tennessee Fund") seeks to provide current income exempt from regular federal income tax and Tennessee State personal income taxes. The Tennessee Fund seeks to meet its objective by investing its assets in the Tennessee Municipals Portfolio (the "Tennessee Portfolio").

EV TRADITIONAL VIRGINIA MUNICIPALS FUND (the "Virginia Fund") seeks to provide current income exempt from regular federal income tax and Virginia state personal income taxes. The Virginia Fund seeks to meet its objective by investing its assets in the Virginia Municipals Portfolio (the "Virginia Portfolio").

INVESTMENT POLICIES AND RISKS
------------------------------------------------------------------------------


EACH FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING EITHER DIRECTLY OR INDIRECTLY THROUGH ANOTHER OPEN-END MANAGEMENT INVESTMENT COMPANY PRIMARILY (I.E., AT LEAST 80% OF ITS NET ASSETS DURING PERIODS OF NORMAL MARKET CONDITIONS) IN MUNICIPAL OBLIGATIONS, THE INTEREST ON WHICH IS EXEMPT FROM REGULAR FEDERAL INCOME TAX AND FROM THE STATE TAXES WHICH, IN ACCORDANCE WITH ITS INVESTMENT OBJECTIVE, THE FUND SEEKS TO AVOID. The foregoing policy is a fundamental policy of each Fund and its corresponding Portfolio, which may not be changed unless authorized by a vote of the Fund's shareholders or that Portfolio's investors, as the case may be.

At least 75% of the net assets of the Alabama Portfolio, Arkansas Portfolio, Georgia Portfolio, Louisiana Portfolio, Maryland Portfolio, Missouri Portfolio, North Carolina Portfolio, South Carolina Portfolio, Tennessee Portfolio and Virginia Portfolio and at least 70% of the net assets of the Kentucky Portfolio and Oregon Portfolio will normally be invested in obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by either Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch")) or, if unrated, determined by the Investment Adviser to be of at least investment grade quality. The balance of each Portfolio's net assets may be invested in municipal obligations rated below investment grade (but not lower than B by Moody's, S&P or Fitch) and unrated municipal obligations considered to be of comparable quality by the Investment Adviser. Municipal obligations rated Baa or BBB may have speculative characteristics. Also, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher rated obligations. Securities rated below BBB or Baa are commonly known as "junk bonds". A Portfolio may retain an obligation whose rating drops below B after its acquisition if such retention is considered desirable by the Investment Adviser. See "Additional Risk Considerations." For a description of municipal obligation ratings, see the Statement of Additional Information.


MUNICIPAL OBLIGATIONS. Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes, the interest on which is, in the opinion of bond counsel, exempt from regular federal income tax. Public purpose municipal bonds include general obligation and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, or from the proceeds of a specific revenue source. Some revenue bonds are payable solely or partly from funds which are subject to annual appropriations by a State's legislature and the availability of monies for such payments. Municipal notes include bond anticipation, tax anticipation and revenue anticipation notes. Bond, tax and revenue anticipation notes are short-term obligations that will be retired with the proceeds of an anticipated bond issue, tax revenue or facility revenue, respectively. Under normal market conditions, a Portfolio will invest at least 65% of its total assets in obligations issued by its respective State or its political subdivisions.

Interest income from certain types of municipal obligations may be subject to the federal alternative minimum tax (the "AMT") for individual investors. As at August 31, 1996, the Portfolios had invested in such obligations as follows (as a percentage of net assets): Alabama Portfolio (17.2%); Arkansas Portfolio (20.9%); Georgia Portfolio (16.9%); Kentucky Portfolio (24.3%); Louisiana Portfolio (36.8%); Maryland Portfolio (17.7%); Missouri Portfolio (18.8%); North Carolina Portfolio (16.3%); Oregon Portfolio (21.5%); South Carolina Portfolio (26.0%); Tennessee Portfolio (18.6%); and Virginia Portfolio (16.9%). Distributions to corporate investors of certain interest income may also be subject to the AMT. The Funds may not be suitable for investors subject to the AMT.

CONCENTRATION. Each Portfolio will concentrate its investments in municipal obligations issued by its respective State and that State's political subdivisions. Each Portfolio is, therefore, more susceptible to factors adversely affecting issuers in one State than mutual funds which do not concentrate in a specific State. Municipal obligations of issuers in a single State may be adversely effected by economic developments (including insolvency of an issuer) and by legislation and other governmental activities in that State. Municipal obligations that rely on an annual appropriation of funds by a State's legislature for payment are also subject to the risk that the legislature will not appropriate the necessary amounts or take other action needed to permit the issuer of such obligations to make required payments. To the extent that a Portfolio's assets are concentrated in municipal obligations of issuers of a single State, that Portfolio may be subject to an increased risk of loss. Each Portfolio may also invest in obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. See the Appendix to this Prospectus for a description of some of the economic and other factors relating to the States and Puerto Rico.

In addition, each Portfolio may invest 25% or more of its total assets in municipal obligations of the same type, including, without limitation, the following: lease rental obligations of State and local authorities; obligations dependent on annual appropriations by a State's legislature for payment; obligations of State and local housing finance authorities, municipal utilities systems or public housing authorities; obligations of hospitals or life care facilities; or industrial development or pollution control bonds issued for electric utility systems, steel companies, paper companies or other purposes. This may make a Portfolio more susceptible to adverse economic, political, or regulatory occurrences affecting a particular category of issuer. For example, health care-related issuers are susceptible to medicaid reimbursement policies, and national and State health care legislation. As a Portfolio's concentration increases, so does the potential for fluctuation in the value of the corresponding Fund's shares.

NON-DIVERSIFIED STATUS. As "non-diversified" investment companies, each Portfolio may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in the securities of any issuer. A Portfolio is likely to invest a greater percentage of its assets in the securities of a single issuer than would a diversified fund. Therefore, a Portfolio is more susceptible to any single adverse economic or political occurrence or development affecting issuers of the relevant State's municipal obligations.


OTHER INVESTMENT PRACTICES
Each Portfolio may engage in the following investment practices, some of which may be considered to involve "derivative" instruments because they derive their value from another instrument, security or index. In addition, each Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.

WHEN-ISSUED SECURITIES. Each Portfolio may purchase securities on a "when-issued" basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. However, the market value of the securities may fluctuate prior to delivery and upon delivery the securities may be worth more or less than a Portfolio agreed to pay for them. Each Portfolio may also purchase instruments that give the Portfolio the option to purchase a municipal obligation when and if issued.

INVERSE FLOATERS. Each Portfolio may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to a Portfolio when short-term interest rates rise, and increase the interest paid to the Portfolio when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is new and relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. Inverse floaters are leveraged because they provide two or more dollars of bond market exposure for every dollar invested.


FUTURES TRANSACTIONS. Each Portfolio may purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates. Futures contracts may be based on various debt securities (such as U.S. Government securities and municipal obligations) and securities indices (such as the Municipal Bond Index traded on the Chicago Board of Trade). Such transactions involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, which may exceed a Portfolio's initial investment in these contracts. A Portfolio may not purchase or sell futures contracts or related options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of margin deposits and premiums paid on the Portfolio's outstanding positions would exceed 5% of the market value of the Portfolio's net assets. These transactions involve transaction costs. There can be no assurance that the Investment Adviser's use of futures will be advantageous to a Portfolio. Distributions by a Fund of any gains realized on its corresponding Portfolio's transactions in futures and options on futures will be taxable.


INSURED OBLIGATIONS. Each Portfolio may purchase municipal bonds that are additionally secured by insurance, bank credit agreements, or escrow accounts. The credit quality of companies which provide such credit enhancements will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce a Fund's current yield. Insurance generally will be obtained from insurers with a claims-paying ability rated Aaa by Moody's or AAA by S&P or Fitch. The insurance does not guarantee the market value of the insured obligations or the net asset value of a Fund's shares.

ADDITIONAL RISK CONSIDERATIONS
Many municipal obligations offering current income are in the lowest investment grade category (Baa or BBB), lower categories or may be unrated. As indicated above, each Portfolio may invest in municipal obligations rated below investment grade (but not lower than B by Moody's, S&P or Fitch) and comparable unrated obligations. The lowest investment grade, lower rated and comparable unrated municipal obligations in which a Portfolio may invest will have speculative characteristics in varying degrees. While such obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates. The Investment Adviser seeks to minimize the risks of investing in below investment grade securities through professional investment analysis and attention to current developments in interest rates and economic conditions. When a Portfolio invests in lower rated or unrated municipal obligations, the achievement of the Portfolio's goals is more dependent on the Investment Adviser's ability than would be the case if the Portfolio were investing in municipal obligations in the higher rating categories.


Each Portfolio may retain defaulted obligations in its portfolio when such retention is considered desirable by the Investment Adviser. In the case of a defaulted obligation, a Portfolio may incur additional expense seeking recovery of its investment. Municipal obligations held by a Portfolio which are rated below investment grade but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the Investment Adviser to be of investment grade quality for purposes of the Portfolio's investment policies. A Portfolio may retain in its portfolio an obligation whose rating drops below B after its acquisition, if such retention is considered desirable by the Investment Adviser; provided, however, that holdings of obligations rated below Baa or BBB will be less than 35% of net assets. In the event the rating of an obligation held by a Portfolio is downgraded, causing the Portfolio to exceed this limitation, the Investment Adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with the Portfolio's credit quality limitations.

The net asset value of shares of a Fund will change in response to fluctuations in prevailing interest rates and changes in the value of the securities held by its corresponding Portfolio. When interest rates decline, the value of securities held by a Portfolio can be expected to rise. Conversely, when interest rates rise, the value of most portfolio security holdings can be expected to decline. Changes in the credit quality of the issuers of municipal obligations held by a Portfolio will affect the principal value of (and possibly the income earned on) such obligations. In addition, the values of such securities are affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of a security and in the ability of the issuer to make payments of principal and interest may also affect the value of a Portfolio's investments. The amount of information about the financial condition of an issuer of municipal obligations may not be as extensive as that made available by corporations whose securities are publicly traded. An investment in shares of a Fund will not constitute a complete investment program.


At times, a substantial portion of the Portfolio's assets may be invested in securities as to which the Portfolio, by itself or together with other accounts managed by the Investment Adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Portfolio could find it more difficult to sell such securities when the Investment Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Portfolio's net asset value.

The secondary market for some municipal obligations issued within a State (including issues which are privately placed with a Portfolio) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. No Portfolio will invest in illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which a Portfolio may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, a Portfolio may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Certain securities held by the Portfolio may permit the issuer at its option to "call", or redeem, its securities. If an issuer redeems securities held by the Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.


Some of the securities in which a Portfolio invests may include so-called "zero-coupon" bonds, whose values are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Each Portfolio is required to accrue income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash and each Fund is required to distribute its share of the Portfolio's income for each taxable year. Thus, a Portfolio may have to sell other investments to obtain cash needed to make income distributions.


Each Portfolio may invest in municipal leases, and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

  EACH FUND AND PORTFOLIO HAVE ADOPTED CERTAIN FUNDAMENTAL INVESTMENT RESTRICTIONS WHICH ARE ENUMERATED IN DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION AND WHICH MAY NOT BE CHANGED UNLESS AUTHORIZED BY A SHAREHOLDER VOTE AND AN INVESTOR VOTE, RESPECTIVELY. EXCEPT FOR SUCH ENUMERATED RESTRICTIONS AND AS OTHERWISE INDICATED IN THIS PROSPECTUS, THE INVESTMENT OBJECTIVE AND POLICIES OF EACH FUND AND PORTFOLIO ARE NOT FUNDAMENTAL POLICIES AND ACCORDINGLY MAY BE CHANGED BY THE TRUSTEES OF THE TRUST AND THE PORTFOLIO WITHOUT OBTAINING THE APPROVAL OF A FUND'S SHAREHOLDERS OR THE INVESTORS IN THE CORRESPONDING PORTFOLIO, AS THE CASE MAY BE.

ORGANIZATION OF THE FUNDS AND THE PORTFOLIOS
------------------------------------------------------------------------------


EACH FUND IS A NON-DIVERSIFIED SERIES OF EATON VANCE MUNICIPALS TRUST, A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED SEPTEMBER 30, 1985, AS AMENDED. THE TRUST IS A MUTUAL FUND -- AN OPEN-END MANAGEMENT INVESTMENT COMPANY. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Funds). Each share represents an equal proportionate beneficial interest in a Fund. When issued and outstanding, each Fund's shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Fund Shares." Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of that Fund are entitled to share pro rata in the net assets available for distribution to shareholders.


EACH PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. The Portfolios, as well as the Trust, intend to comply with all applicable federal and state securities laws. Each Portfolio's Declaration of Trust provides that its corresponding Fund and other entities permitted to invest in that Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Funds nor their shareholders will be adversely affected by reason of the Funds investing in the Portfolios.


The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of each Fund in its corresponding Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for substantial growth in the assets of the Portfolios, affords the potential for economies of scale for each Fund (at least when the assets of its corresponding Portfolio exceed $500 million) and over time may result in lower expenses for a fund.

In addition to selling an interest to its corresponding Fund, a Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in a Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in a Portfolio are not required to sell their shares at the same public offering price as the corresponding Fund due to variations in sales commissions and other operating expenses. Therefore, investors in a Fund should be aware that these differences may result in differences in returns experienced by investors in the various funds that invest in its corresponding Portfolio. Such differences in returns are also present in other mutual fund structures, including funds that have multiple classes of shares. Information regarding other pooled investment entities or funds which invest in a Portfolio may be obtained by contacting the Principal Underwriter, 24 Federal Street, Boston, MA 02110, (617) 482-8260.

Whenever a Fund as an investor in a Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the corresponding Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

A Fund may withdraw (completely redeem) all its assets from its corresponding Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of that Fund to do so. In the event a Fund withdraws all of its assets from its corresponding Portfolio, or the Board of Trustees of the Trust determines that the investment objective of such Portfolio is no longer consistent with the investment objective of the Fund, such Trustees would consider what action might be taken, including investing the assets of such Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. A Fund's investment performance may be affected by a withdrawal of all its assets from its corresponding Portfolio.

Although each Fund offers only its own shares of beneficial interest, it is possible that a Fund might become liable for a misstatement or omission in this Prospectus regarding another Fund because the Funds use this combined Prospectus. The Trustees of the Trust have considered this factor in approving the use of a combined Prospectus.


MANAGEMENT OF THE FUNDS AND THE PORTFOLIOS
------------------------------------------------------------------------------

EACH PORTFOLIO ENGAGES BOSTON MANAGEMENT AND RESEARCH ("BMR"), A WHOLLY-OWNED SUBSIDIARY OF EATON VANCE MANAGEMENT ("EATON VANCE"), AS ITS INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931.


Acting under the general supervision of the Board of Trustees of each Portfolio, BMR manages each Portfolio's investments and affairs. BMR also furnishes for the use of each Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolios. Under its investment advisory agreement with a Portfolio, BMR receives a monthly advisory fee equal to the aggregate of


    (a) a daily asset based fee computed by applying the annual asset rate applicable to that portion of the total daily net assets in each Category as indicated below, plus

    (b) a daily income based fee computed by applying the daily income rate applicable to that portion of the total daily gross income (which portion shall bear the same relationship to the total daily gross income on such day as that portion of the total daily net assets in the same Category bears to the total daily net assets on such day) in each Category as indicated below:

                                                      ANNUAL       DAILY
  CATEGORY  DAILY NET ASSETS                          ASSET RATE   INCOME RATE
  ----------------------------------------------------------------------------
  1         up to $20 million                         0.100%         1.00%
  2         $20 million but less than $40 million     0.200%         2.00%
  3         $40 million but less than $500 million    0.300%         3.00%
  4         $500 million but less than $1 billion     0.275%         2.75%
  5         $1 billion but less than $1.5 billion     0.250%         2.50%
  6         $1.5 billion but less than $2 billion     0.225%         2.25%
  7         $2 billion but less than $3 billion       0.200%         2.00%
  8         $3 billion and over                       0.175%         1.75%


Each Portfolio paid advisory fees for the fiscal year ended August 31, 1996 equivalent to the annualized percentage of average daily net assets stated below.

                                        AVERAGE
                                        NET ASSETS AS OF
  PORTFOLIO                             AUGUST 31, 1996       ADVISORY FEE
  ----------------------------------------------------------------------------
  Alabama ............................. $108,543,550          0.40%
  Arkansas ............................   74,103,217          0.36%
  Georgia .............................  108,974,295          0.40%
  Kentucky ............................  133,017,453          0.41%
  Louisiana ...........................   35,048,671          0.12%(1)
  Maryland ............................  110,588,345          0.40%
  Missouri ............................   85,162,363          0.37%
  North Carolina ......................  187,044,385          0.43%
  Oregon ..............................  129,758,655          0.41%
  South Carolina ......................   58,318,147          0.33%
  Tennessee ...........................   56,065,353          0.31%
  Virginia ............................  177,644,321          0.43%

(1) Absent a fee reduction, the Louisiana Portfolio would have paid BMR advisory fees equivalent to 0.23% of average daily net assets.

BMR OR EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF OVER $16 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company, which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.

Timothy T. Browse has acted as the portfolio manager of the Alabama, Arkansas and Maryland Portfolios since they commenced operations and the Virginia Portfolio since November 1, 1996. He has been a Vice President of Eaton Vance and of BMR since 1993 and an employee of Eaton Vance since 1992. Prior to joining Eaton Vance, he was a municipal bond trader at Fidelity Management & Research Company (1987-1992).

Thomas M. Metzold has acted as the portfolio manager of the Oregon Portfolio since November 1, 1996. He has been a Vice President of Eaton Vance since 1991 and of BMR since 1992, and an employee of Eaton Vance since 1987.

Cynthia J. Clemson has acted as the portfolio manager of the Missouri and Tennessee Portfolios since they commenced operations and the Georgia Portfolio since January 1, 1996. Ms. Clemson has been a Vice President of Eaton Vance and BMR since 1993 and an employee of Eaton Vance since 1985.

Nicole Anderes has acted as the portfolio manager of the Kentucky Portfolio since November 1, 1996. She joined BMR and Eaton Vance as a Vice President in January, 1994. Prior to joining Eaton Vance, she was a Vice President and portfolio manager at Lazard Freres Asset Management (1992-1994) and a Vice President and Manager at Municipal Research at Roosevelt & Cross (1987-1992).

Thomas J. Fetter has acted as the portfolio manager of the South Carolina Portfolio since January 1, 1996. Mr. Fetter has been a Vice President of Eaton Vance since 1987 and of BMR since 1992.


Robert B. MacIntosh has acted as the portfolio manager of the North Carolina and Louisiana Portfolios since January 1, 1996. Mr. MacIntosh has been a Vice President of Eaton Vance since 1991 and of BMR since 1992. Prior to joining Eaton Vance, he was a portfolio manager at Fidelity Management & Research Company (1986-1991).


Municipal obligations are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. In selecting firms which will execute portfolio transactions, BMR judges their professional ability and quality of service and uses its best efforts to obtain execution at prices which are advantageous to the Portfolios and at reasonably competitive spreads. Subject to the foregoing, BMR may consider sales of shares of the Funds or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of firms to execute portfolio transactions. Each Fund, each Portfolio and BMR have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by a Portfolio) for their own accounts, subject to certain pre-clearance, reporting and other restrictions and procedures contained in such Codes.


The Trust has retained the services of Eaton Vance to act as Administrator of the Funds. The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of each Fund by investing its assets in the corresponding Portfolio. As Administrator, Eaton Vance provides the Funds with general office facilities and supervises the overall administration of the Fund. For these services Eaton Vance currently receives no compensation. The Trustees of the Trust may determine, in the future, to compensate Eaton Vance for such services.


The Portfolios and the Funds, as the case may be, will each be responsible for all respective costs and expenses not expressly stated to be payable by BMR under the investment advisory agreement, by Eaton Vance under the administrative services agreement, or by the Principal Underwriter under the distribution agreement.


SERVICE PLANS
------------------------------------------------------------------------------


In addition to advisory fees and other expenses, each Fund pays service fees pursuant to a Service Plan (the "Plan") designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. EACH FUND'S PLAN PROVIDES THAT THE FUND MAY MAKE SERVICE FEE PAYMENTS FOR PERSONAL SERVICES AND/OR THE MAINTENANCE OF SHAREHOLDER ACCOUNTS TO THE PRINCIPAL UNDERWRITER, FINANCIAL SERVICE FIRMS ("AUTHORIZED FIRMS") AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR ANY FISCAL YEAR. The Trustees of the Trust have initially implemented each Fund's Plan by authorizing the Fund to make service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed
 .20% of the Fund's average daily net assets for any fiscal year which is based on the value of Fund shares sold by such persons and remaining outstanding for at least twelve months. However, each Fund's Plan authorizes the Trustees of the Trust on behalf of the Fund to increase payments to the Principal Underwriter, Authorized Firms and other persons from time to time without further action by shareholders of the Fund, provided that the aggregate amount of payments made to such persons under the Plan in any fiscal year of the Fund does not exceed .25% of the Fund's average daily net assets. For the fiscal year ended August 31, 1996, each Fund paid or accrued service fees (as a percentage of daily net assets) as follows: Alabama Fund (0.20%); Arkansas Fund (0.20%); Georgia Fund (0.20%); Kentucky Fund (0.20%); Louisiana Fund (0.20%); Maryland Fund (0.20%); Missouri Fund (0.20%); North Carolina Fund (0.20%); Oregon Fund (0.19%); South Carolina Fund (0.10%); Tennessee Fund (0.19%); and Virginia Fund (0.20%). A portion of the service fee payments made by each Fund was paid pursuant to a prior version of the Plan. The Plan is described further in the Statement of Additional Information.

VALUING FUND SHARES
------------------------------------------------------------------------------


EACH FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Each Fund's net asset value per share is determined by its custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Fund) in the manner authorized by the Trustees of the Trust. Net asset value is computed by dividing the value of a Fund's total assets, less its liabilities, by the number of shares outstanding. Because each Fund invests its assets in an interest in its corresponding Portfolio, the Fund's net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities).


Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per Fund share and the public offering price based thereon. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter.

Each Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio) based on market or fair value in the manner authorized by the Trustees of the Portfolio. Net asset value is computed by subtracting the liabilities of a Portfolio from the value of its total assets. Municipal obligations will normally be valued on the basis of valuations furnished by a pricing service. For further information regarding the valuation of the Portfolios' assets, see "Determination of Net Asset Value" in the Statement of Additional Information.


  SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.

HOW TO BUY FUND SHARES
------------------------------------------------------------------------------


SHARES OF A FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR SECURITIES. Investors may purchase shares of a Fund through Authorized Firms at the effective public offering price, which price is based on the effective net asset value per share plus the applicable sales charge. A Fund receives the net asset value, while the sales charge is divided between the Authorized Firm and the Principal Underwriter. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. A Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares. Shares of each Fund are offered for sale only in States where such shares may be legally sold.


The sales charge may vary depending on the size of the purchase and the number of shares of Eaton Vance funds the investor may already own, any arrangement to purchase additional shares during a 13-month period or special purchase programs. Complete details of how investors may purchase shares at reduced sales charges under a Statement of Intention or Right of Accumulation are available from Authorized Firms or the Principal Underwriter.

The current sales charges and dealer commissions are:

                                                                 SALES CHARGE          SALES CHARGE          DEALER COMMISSION
                                                                 AS PERCENTAGE OF      AS PERCENTAGE OF      AS PERCENTAGE OF
  AMOUNT OF PURCHASE                                             OFFERING PRICE        AMOUNT INVESTED       OFFERING PRICE
  ---------------------------------------------------------------------------------------------------------------------------------
  Less than $50,000                                              3.75%                 3.90%                 4.00%
  $50,000 but less than $100,000                                 2.75                  2.83                  3.00
  $100,000 but less than $250,000                                2.25                  2.30                  2.50
  $250,000 but less than $500,000                                1.75                  1.78                  2.00
  $500,000 but less than $1,000,000                              1.25                  1.27                  1.50
  $1,000,000 or more                                             0.00*                 0.00*                 0.50

* No sales charge is payable at the time of purchase on investments of $1 million or more, or where the amount invested represents redemption proceeds from a mutual fund unaffiliated with Eaton Vance, if the redemption occurred no more than 60 days' prior to the purchase of Fund shares and the redeemed shares were subject to a sales charge. A contingent deferred sales charge ("CDSC") of 0.50% will be imposed on such investments (as described below) in the event of certain redemptions within 12 months of purchase.


The Principal Underwriter may at times allow discounts up to the full sales charge. During periods when the discount includes the full sales charge, Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933. The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares.


An initial investment in a Fund must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Funds' transfer agent (the "Transfer Agent") as follows: First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services."

Shares of a Fund may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds, including the Portfolios; to clients and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to registered representatives and employees of Authorized Firms; and bank employees who refer customers to registered representatives of Authorized Firms; to officers and employees of IBT and the Transfer Agent; and to such persons' spouses and children under the age of 21 and their beneficial accounts. Shares may also be issued at net asset value (1) in connection with the merger of an investment company with a Fund, (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the Investment Adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401 (a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code"), and "rabbi trusts".

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Administrator, in exchange for Fund shares at the applicable public offering price as determined above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price per Fund share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.


Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:

        IN THE CASE OF BOOK ENTRY:

        Deliver through Depository Trust Co.
        Broker #2212
        Investors Bank & Trust Company
        For A/C EV Traditional [State name] Municipals Fund

        IN THE CASE OF PHYSICAL DELIVERY:

        Investors Bank & Trust Company
        Attention: EV Traditional [State name] Municipals Fund
        Physical Securities Processing Settlement Area
        89 South Street
        Boston, MA 02111

Investors who are contemplating an exchange of securities for shares of a Fund, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities to IBT. Eaton Vance reserves the right to reject any securities. Exchanging securities for Fund shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, State and local tax consequences of exchanging securities for Fund shares.


STATEMENT OF INTENTION AND ESCROW AGREEMENT If the investor, on an application, makes a Statement of Intention to invest a specified amount over a thirteen month period, then out of the initial purchase (or subsequent purchases if necessary) 5% of the dollar amount specified on the application shall be held in escrow by the escrow agent in the form of shares (computed to the nearest full share at the public offering price applicable to the initial purchase hereunder) registered in the investor's name. All income dividends and capital gains distributions on escrowed shares will be paid to the investor or to the investor's order. When the minimum investment so specified is completed, the escrowed shares will be delivered to the investor. If the investor has an accumulation account the shares will remain on deposit under the investor's account.

If total purchases under this Statement of Intention are less than the amount specified, the investor will promptly remit to the Principal Underwriter any difference between the sales charge on the amount specified and on the amount actually purchased. If the investor does not within 20 days after written request by the Principal Underwriter or the Authorized Firm pay such difference in sales charge, the escrow agent will redeem an appropriate number of the escrowed shares in order to realize such difference. Full shares remaining after any such redemption together with any excess cash proceeds of the shares so redeemed will be delivered to the investor or to the investor's order by the escrow agent.

If total purchases made under this Statement are large enough to qualify for a lower sales charge than that applicable to the amount specified, all transactions will be computed at the expiration date of this Statement to give effect to the lower charge. Any difference in sales charge will be refunded to the investor in cash, or applied to the purchase of additional shares at the lower charge if specified by the investor. This refund will be made by the Authorized Firm and by the Principal Underwriter. If at the time of the recomputation a firm other than the original firm is placing the orders, the adjustment will be made only on those shares purchased through the firm then handling the investor's account.

  IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.


HOW TO REDEEM FUND SHARES
------------------------------------------------------------------------------


A SHAREHOLDER MAY REDEEM FUND SHARES IN ONE OF THREE WAYS -- BY MAIL, BY TELEPHONE OR THROUGH AN AUTHORIZED FIRM. The redemption price will be based on the net asset value per Fund share next computed after a redemption request is received in the proper form as described below.

REDEMPTION BY MAIL: Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a regulation of the Securities and Exchange Commission (the "Commission") and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

REDEMPTION BY TELEPHONE: Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.

REDEMPTION THROUGH AN AUTHORIZED FIRM: To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value calculated after the Principal Underwriter, as the Funds' agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

Within seven days after receipt of a redemption request in good order by the Transfer Agent, a Fund will make payment in cash for the net asset value of the shares as of the date determined above, reduced by the amount of any federal income tax required to be withheld. Although each Fund normally expects to make payment in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn by that Fund from its corresponding Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

If shares were recently purchased, the proceeds of redemption will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions may result in a taxable gain or loss.

Due to the high cost of maintaining small accounts, each Fund reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by a Fund if the cause of the low account balance was a reduction in the net asset value of Fund shares.

If shares have been purchased at net asset value with no initial sales charge by virtue of the purchase having been in the amount of $1 million or more and are redeemed within 12 months of purchase, a CDSC of 0.50% will be imposed on such redemption. The CDSC will be imposed on an amount equal to the lesser of the current market value or the original purchase price of the shares redeemed. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase price, including any dividends or distributions that have been reinvested in additional shares. In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate being charged. It will be assumed that redemptions are made first from any shares in the shareholder's account that are not subject to a CDSC. The CDSC will be retained by the Principal Underwriter.

The CDSC is waived for redemptions involving certain liquidation, merger or acquisition transactions involving other investment companies. If a shareholder reinvests redemption proceeds within a 60-day period and in accordance with the conditions set forth under "Eaton Vance Shareholder Services -- Reinvestment Privilege," the shareholder's account will be credited with the amount of any CDSC paid on such redeemed shares.

REPORTS TO SHAREHOLDERS
------------------------------------------------------------------------------


EACH FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Funds' independent certified public accountants. Shortly after the end of each calendar year, each Fund will furnish its shareholders with information necessary for preparing federal and State tax returns. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
------------------------------------------------------------------------------

AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE TRANSFER AGENT WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE APPLICABLE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund which at all times shows the balance of shares owned. A Fund will not issue share certificates except upon request.

At least quarterly, shareholders will receive a statement showing complete details of any transaction and the current share balance in the account. THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE to the Transfer Agent.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and the account number).

THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Funds' dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.


SHARE OPTION -- Dividends and capital gains will be reinvested in additional shares.

INCOME OPTION -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares.

CASH OPTION -- Dividends and capital gains will be paid in cash.

The Share Option will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under the federal income tax laws.

If the INCOME OPTION or CASH OPTION has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in shares at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the SHARE OPTION until such time as the shareholder selects a different option.

DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.

"STREET NAME" ACCOUNTS. If shares of a Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another dealer or to an account directly with a Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an investment firm, or transferring the account to another investment firm, an investor wishing to reinvest distributions should determine whether the firm which will hold the shares allows reinvestment of distributions in "street name" accounts.

THE EATON VANCE EXCHANGE PRIVILEGE
------------------------------------------------------------------------------


Shares of a Fund currently may be exchanged for shares of any of the following funds: Eaton Vance Cash Management Fund, Eaton Vance Income Fund of Boston, Eaton Vance Municipal Bond Fund L.P., Eaton Vance Tax Free Reserves and any fund in the Eaton Vance Traditional Group of Funds on the basis of the net asset value per share of each fund at the time of the exchange (plus, in the case of an exchange made within six months of the date of purchase of shares to an initial sales charge, an amount equal to the difference, if any, between the sales charge previously paid on the shares being exchanged and the sales charge payable on the shares being acquired). Exchange offers are available only in States where shares of the fund being acquired may be legally sold.


Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Funds do not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.


Shares of a Fund which are subject to a CDSC may be exchanged into any of the above funds without incurring the CDSC. The shares acquired in an exchange may be subject to a CDSC upon redemption. For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in the exchange.

The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Fund Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of the other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.

Shares of certain other funds advised or administered by Eaton Vance may be exchanged for Fund shares on the basis of the net asset value per share of each fund at the time of the exchange (plus, in the case of an exchange made within six months of the date of purchase of shares to an initial sales charge, an amount equal to the difference, if any, between the sales charge previously paid on the shares being exchanged and the sales charge payable on the shares being acquired). Any such exchange is subject to any restrictions or qualifications set forth in the current prospectus of any such fund.

Telephone exchanges are accepted by the Transfer Agent provided the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Funds, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.


EATON VANCE SHAREHOLDER SERVICES
------------------------------------------------------------------------------

THE FUNDS OFFER THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the applicable Fund as an expense to all shareholders.


INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of the Fund being purchased may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 at any time -- whether or not dividends are reinvested. The name of the shareholder, the Fund and the account number should accompany each investment.


BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from a shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.


STATEMENT OF INTENTION: Purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. See "How to Buy Fund Shares -- Statement of Intention and Escrow Agreement."


RIGHT OF ACCUMULATION: Purchases may qualify for reduced sales charges when the current market value of holdings (shares at current offering price), plus new purchases, reaches $50,000 or more. Shares of the Eaton Vance funds listed under "The Eaton Vance Exchange Privilege" may be combined under the Statement of Intention and Right of Accumulation.

WITHDRAWAL PLAN: A shareholder may draw on shareholdings systematically with monthly or quarterly checks in an amount specified by the shareholder. A minimum deposit of $5,000 in shares is required. The maintenance of a withdrawal plan concurrently with purchases of additional shares would be disadvantageous because of the sales charge included in such purchases.


REINVESTMENT PRIVILEGE: A shareholder who has redeemed shares may reinvest at net asset value any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in shares of a Fund, or, provided that the shares redeemed have been held for at least 60 days, in shares of any of the other funds offered by the Principal Underwriter subject to an initial sales charge, provided that the reinvestment is effected within 60 days after such redemption, and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by the fund the shares of which are being purchased (or by such fund's transfer agent). The privilege is also available to shareholders of the funds listed under "The Eaton Vance Exchange Privilege" who wish to reinvest such redemption or repurchase proceeds in shares of a Fund. If a shareholder reinvests redemption proceeds within the 60-day period, the shareholder's account will be credited with the amount of any CDSC paid on such redeemed shares. To the extent that any shares of the Fund are sold at a loss and the proceeds are reinvested in shares of the Fund (or other shares of the Fund are acquired within the period beginning 30 days before and ending 30 days after the date of the redemption) some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.


DISTRIBUTIONS AND TAXES
------------------------------------------------------------------------------


SUBSTANTIALLY ALL OF THE INVESTMENT INCOME ALLOCATED TO A FUND BY ITS CORRESPONDING PORTFOLIO (LESS THE FUND'S DIRECT AND ALLOCATED EXPENSES) WILL BE DECLARED DAILY AS A DISTRIBUTION TO FUND SHAREHOLDERS OF RECORD AT THE TIME OF DECLARATION. Such distributions, whether taken in cash or reinvested in additional shares, will ordinarily be paid on the last day of each month or the next business day thereafter. Each Fund anticipates that for tax purposes the entire distribution, whether paid in cash or reinvested in additional shares of the Fund, will constitute tax-exempt income to shareholders, except for the proportionate part of the distribution that may be considered taxable income if the Fund has taxable income during the calendar year. Shareholders reinvesting the monthly distribution should treat the amount of the entire distribution as the tax cost basis of the additional shares acquired by reason of such reinvestment. Daily distribution crediting will commence on the day that collected funds for the purchase of Fund shares are available at the Transfer Agent. Shareholders of a Fund will receive timely federal income tax information as to the tax-exempt or taxable status of all distributions made by the Fund during the calendar year. A Fund's net realized capital gains, if any, consist of the net realized capital gains allocated to the Fund by its corresponding Portfolio for tax purposes, after taking into account any available capital loss carryovers; a Fund's net realized capital gains, if any, will be distributed at least once a year, usually in December.

Sales charges paid upon a purchase of Fund shares cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of a Fund or of another fund pursuant to a Fund's reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.


Each Fund intends to qualify as a regulated investment company under the Code, and to satisfy all requirements necessary to be relieved of federal taxes on income and gains it distributes to shareholders. In satisfying these requirements, each Fund will treat itself as owning its proportionate share of each of its corresponding Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.


As a regulated investment company under the Code, each Fund does not pay federal income or excise taxes to the extent that it distributes to shareholders its net investment income and net realized capital gains in accordance with the timing requirements imposed by the Code. As partnerships under the Code, the Portfolios do not pay federal income or excise taxes.

Distributions of interest on certain municipal obligations constitute a tax preference item under the alternative minimum tax provisions applicable to individuals and corporations. Distributions of taxable income (including a portion of any original issue discount with respect to certain stripped municipal obligations and stripped coupons and accretion of certain market discount) and net short-term capital gains will be taxable to shareholders as ordinary income. Distributions of long-term capital gains are taxable to shareholders as such for federal income tax purposes, regardless of the length of time Fund shares have been owned by the shareholder. If shares are purchased shortly before the record date of such a distribution, the shareholder will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. Distributions are taxed in the manner described above whether paid in cash or reinvested in additional shares of a Fund. Tax-exempt distributions received from a Fund are includable in the tax base for determining the taxability of social security and railroad retirement benefits.


Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Fund is not deductible to the extent it is deemed related to the Fund's distribution of tax-exempt interest. Further, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development or private activity bonds should consult their tax advisers before purchasing shares of a Fund. "Substantial user" is defined in applicable Treasury regulations to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of industrial development bonds and would likely be interpreted to include private activity bonds issued to finance similar facilities.


SEE THE APPENDIX TO THIS PROSPECTUS FOR INFORMATION CONCERNING STATE TAXES. Shareholders should consult with their tax advisers concerning the applicability of state, local and other taxes to an investment in a Fund.


PERFORMANCE INFORMATION
------------------------------------------------------------------------------


FROM TIME TO TIME, EACH FUND MAY ADVERTISE ITS YIELD AND/OR AVERAGE ANNUAL TOTAL RETURN. Each Fund's current yield is calculated by dividing the net investment income per share earned during a recent 30-day period by the maximum offering price per share of the Fund on the last day of the period and annualizing the resulting figure. A taxable-equivalent yield is computed by using the tax-exempt yield figure and dividing by 1 minus the tax rate. Each Fund's average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price (which includes the maximum sales charge) for specified periods, assuming reinvestment of all distributions. Each Fund may publish annual and cumulative total return figures from time to time. Each Fund may also quote total return for the period prior to commencement of operations which would reflect the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge.

Each Fund may also furnish total return calculations based on investments at various sales charge levels or at net asset value. Any performance data which is based on a Fund's net asset value per share would be lower if a sales charge were taken into account. The Fund's performance may be compared in publications to the performance of various indices and investments for which reliable data is available, and to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

Investors should note that the investment results of a Fund will fluctuate over time, and any presentation of the Fund's current yield or total return for any prior period should not be considered a representation of what an investment may earn or what the Fund's yield or total return may be in any future period. If the expenses of the Fund or its corresponding Portfolio are allocated to Eaton Vance, the Fund's performance will be higher.

                                                                      APPENDIX
STATE SPECIFIC INFORMATION

Because each Portfolio will normally invest at least 65% of its assets in the obligations of issuers in its corresponding State, it is susceptible to factors affecting that State. Each Portfolio may also invest up to 5% of its net assets in obligations issued by the governments of Guam and the U.S. Virgin Islands and up to 35% of its assets in obligations issued by the government of Puerto Rico. Set forth below is certain economic and tax information concerning the States in which the Portfolios invest and Puerto Rico.

The bond ratings provided below are current as of the date of this Prospectus and are based on economic conditions which may not continue; moreover, there can be no assurance that particular bond issues may not be adversely affected by changes in economic, political or other conditions. Unless stated otherwise, the ratings indicated are for obligations of the State. A State's political subdivisions may have different ratings which are unrelated to the ratings assigned to State obligations.


ALABAMA. Since the early 1980's, modernization of existing facilities and an increase in direct foreign investments in the State have made the State's manufacturing sector more competitive in domestic and international markets. Although it remains the largest employment sector, the State economy has become less dependent on manufacturing (pulp and paper, mining and chemicals). Strong growth in the service and wholesale/retail trade sectors combined with recent weakness in the manufacturing sector has enabled the economy to become more diverse. However, its reliance on the manufacturing sector remains significantly greater than the national average. In the past several years, the loss of manufacturing jobs has been primarily as a result of weakness in the durable goods sector. Overall, non-agricultural employment has steadily grown during the past five years. The seasonally adjusted unemployment rate for August, 1996, was 4.5% compared to the national rate of 5.1%.


Alabama general obligations are currently rated AA, Aa and AA, by S&P, Moody's and Fitch, respectively.

ALABAMA TAXES. In the opinion of Bradley, Arant, Rose & White, special Alabama tax counsel to the Alabama Fund, under existing Alabama law, as long as the Alabama Fund qualifies as a separate "regulated investment company" under the Code, and provided the Alabama Fund is invested in the Alabama Portfolio, and provided that the Alabama Portfolio is invested in obligations the interest on which would be exempt from Alabama personal income taxes if held directly by an individual shareholder (such as obligations of Alabama or its political subdivisions, of the United States or of certain territories or possessions of the United States), and further provided that the Alabama Portfolio is characterized as a partnership for Federal income tax purposes, dividends received by shareholders from the Alabama Fund that represent interest received by the Alabama Portfolio on such obligations will be exempt from Alabama personal income taxes. To the extent that distributions by the Alabama Fund are derived from long-term or short-term capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will not be exempt from Alabama personal income tax. Capital gains or losses realized from a redemption, sale or exchange of shares of the Alabama Fund by an Alabama resident will be taken into account for Alabama personal income tax purposes.


ARKANSAS. Arkansas has a relative diverse economy. The economy consists primarily of manufacturing (25%) involving more sophisticated processes and products such as electrical machinery, transportation equipment, fabricated metals and electronics. The health services, wholesale/retail trade and service sectors have also grown in recent years. The diversification of economic interests has lessened the State's cyclical sensitivity to the impact of any single sector. Agriculture, however, continues to be an important component of the State's economy. In addition, the State has significant natural gas and oil producing interests, as well as mining activities. The seasonally adjusted unemployment rate for August, 1996 was 5.2%, compared to a national rate of 5.1%. State law prohibits deficit spending. In 1995, the General Fund had an ending balance of $1.2 billion, with an operating surplus of $195 million.

Arkansas general obligation bonds are rated Aa and AA by Moody's and S&P. Fitch does not currently rate Arkansas general obligations.

ARKANSAS TAXES. In the opinion of special Arkansas tax counsel, under Arkansas law, as long as the Arkansas Fund qualifies as a separate "regulated investment company" under the Code, and provided the Fund is invested in obligations the interest on which would be exempt from Arkansas personal income taxes if held directly by an individual shareholder (such as obligations of Arkansas or its political subdivisions, of the United States or of certain territories or possessions of the United States), dividends received from the Arkansas Fund that represent interest received by the Arkansas Fund on such obligations will be exempt from Arkansas personal income taxes. To the extent that distributions by the Arkansas Fund are derived from long-term or short-term capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will not be exempt from Arkansas personal income tax. The opinion addresses the tax consequences when the Arkansas Fund invests directly in these obligations. The application of these consequences to the Arkansas Fund when investing in interests of another registered investment company was the subject of a favorable opinion from Revenue Counsel for the Arkansas Department of Finance and Administration for a similar Eaton Vance fund obtained when the Portfolio commenced operations.


Capital gains or losses realized from a redemption, sale or exchange of shares of the Arkansas Fund by an Arkansas resident will be taken into account for Arkansas personal income tax purposes.


GEORGIA. Georgia has a generally sound, well-diversified economy, which has performed relatively well during recent years. The unemployment rate of the civilian labor force in the State as of August 1996 was 4.4% compared to 5.1% for the nation. Actual revenues of the State for fiscal year 1995 increased 10.5% over revenue collections for the previous fiscal year. Total projected revenues for fiscal year 1996 are approximately $10.7 million, a 7.2% increase over the total projected revenues for fiscal year 1995. The State economy received a boost from economic activity associated with the 1996 Summer Olympics. The fiscal 1996 budget includes approximately $76,663,963 to help Georgians recover from the 1994 summer flooding and tropical storm disasters which is not likely to affect the market value of Georgia obligations or the ability of the State or its instrumentalities to pay interest and repay principal on Georgia obligations in a timely manner.

Georgia general obligations are rated "AA+," "Aaa" and "AAA" by S&P, Moody's and Fitch, respectively. Fitch views the rating as stable and S&P has a positive outlook.


GEORGIA TAXES. In the opinion of Powell, Goldstein, Frazer & Murphy, special tax counsel to the Georgia Fund, under existing law, shareholders who are otherwise subject to the Georgia personal or corporate income tax will not be subject to Georgia income tax on distributions with respect to shares of the Georgia Fund to the extent such distributions represent "exempt-interest dividends" for Federal income tax purposes that are attributable to interest on obligations issued by or on behalf of the State of Georgia or its political subdivisions, and by the governments of Puerto Rico, the U.S. Virgin Islands and Guam to the extent that such obligations are exempt from State income tax pursuant to Federal law. Distributions, if any, derived from capital gain or other sources generally will be taxable to such shareholders of the Georgia Fund for Georgia income tax purposes. Shareholders who are subject to the Georgia corporate net worth a franchise tax that is based on net worth, will be subject to such tax with respect to ownership of shares of the Georgia Fund and distributions with respect thereto.


The Georgia Legislature repealed the Georgia Intangible Personal Property Tax on March 21, 1996, effective retroactive to January 1, 1996, subject to approval by Georgia's voters. On November 5, 1996, Georgia's voters ratified the legislation repealing the Georgia Intangible Personal Property Tax. Thus, shares of the Georgia Fund are no longer subject to Georgia Intangible Personal Property Taxation effective for taxable years beginning on or after January 1, 1996.

KENTUCKY. Calendar year 1995 marked the third consecutive year that Kentucky has outpaced the nation in terms of per capita income growth and lower unemployment rates. Kentucky's per capita income growth rate for 1995 was 5.2% versus the U.S. growth rate of 5.0%. As of August, 1996, Kentucky's unemployment rate was 4.5% compared to the national average of 5.1%. During 1995, the manufacturing sector gained 8,600 jobs or 2.8%. The trade and service sectors recorded employment gains of 16,300 and 13,600, respectively. The State relies on manufacturing and mining for a greater portion of its employment than does the rest of the nation. General Electric, Fruit of the Loom and Ford Motor are the three largest manufacturing employers. The automobile industry has become an important component of the economy. Toyota and General Motors have assembly facilities in the State.

The Commonwealth of Kentucky's financial condition has steadily improved during the last four years. State General Fund revenue grew by 3.5% in the fiscal year 1996 to a total of $5.34 billion. To avoid the need for state budget cuts in the event revenues do not meet expectations, a Budget Reserve Trust Fund was established with a $90 million deposit in fiscal year 1994 and has been increased by additional deposits of $10 million in fiscal year 1995 and $100 million in fiscal year 1996 to a current balance of $200 million.

Because the Kentucky Constitution requires a vote of a majority of the electorate to approve the issuance of State general obligation indebtedness, none of the outstanding indebtedness of the Commonwealth of Kentucky is general obligation indebtedness but instead is either debt payable only from revenues produced by the particular project or lease revenue indebtedness subject to legislative appropriation for the payment of debt service during each fiscal biennium of the Commonwealth.

As of the date of this Prospectus the State's appropriation-backed debt is rated A+, A and A+ by S&P, Moody's and Fitch, respectively.

KENTUCKY TAXES. In the opinion of Wyatt, Tarrant & Combs, special Kentucky tax counsel to the Kentucky Fund, shareholders of the Kentucky Fund who otherwise are subject to individual or corporate income taxes of the Commonwealth of Kentucky will not be subject to such taxes on distributions with respect to their shares in the Kentucky Fund to the extent that such distributions are attributable to interest on obligations of the Commonwealth of Kentucky or its political subdivisions, obligations of the United States, obligations of the government of Puerto Rico, the U.S. Virgin Islands or Guam. To the extent that distributions from the Kentucky Fund are included in a corporate shareholder's surplus, they will be subject to the Kentucky license (franchise) tax that is based on capital employed. To the extent that the Kentucky Portfolio's holdings consist of obligations of the Commonwealth of Kentucky or its political subdivisions or instrumentalities and the balance are obligations of the United States, shares in the Kentucky Fund will be exempt from the Kentucky Intangibles Tax. Shareholders will be required to include the entire amount of capital gain dividends in income to the same extent for state income tax purposes as for Federal income tax purposes.

Many local governments in Kentucky, including Louisville, Jefferson County, Lexington-Fayette Urban County, Bowling Green and Covington, impose taxes on the net profits of businesses operating (in any form, including sole proprietorships) within the local jurisdiction. Such taxes should not be imposed on income derived from an investment in the Kentucky Fund. However, because of differences in the provisions of the local ordinances, it is not possible to address their specific impact.


LOUISIANA. The State has experienced operating budget deficits in three of the last seven fiscal years. Since 1988, the gap between General Fund expenditures and recurring revenues has widened for a variety of reasons: new expenditures have been phased in; new tax exemptions have been implemented; the federal government has issued costly mandates, most significantly in the Medicaid program; and revenues once available to the General Fund have in recent years been dedicated for specific purposes. Furthermore, the State's tax base (which is comprised in part of mineral revenues and volume-based taxes, such as those on tobacco, beer, and liquor) is inherently inelastic, i.e., its nominal growth rate does not match or exceed the growth rate of the economy.


During 1994, $30.6 million of the surplus funds were utilized to cover known shortfalls in current year program operations. The State ended the fiscal period 1993-94 with an operating surplus of $129 million. This amount together with the prior year fund balance of $101 million and reserve changes leaves an unreserved-undesignated General Fund fund balance of $212.9 million. The new administration needs to address several budgetary issues in order to resolve its fiscal challenges. It is uncertain how these issues will be resolved or how it will impact the creditworthiness of the State and its outstanding and related debt. For fiscal 1996, the State expects to finish with a balanced budget despite these budgetary issues including concerns relating to its Medicaid program.

As of the date of this Prospectus, general obligations of Louisiana are rated A-and Baa1 by S&P and Moody's, respectively.

LOUISIANA TAXES. In the opinion of Jones, Walker, Waechter, Poitevent, Carrere & Denegre, L.L.P., special Louisiana tax counsel to the Louisiana Fund, under existing Louisiana law as long as: (i) the Louisiana Fund qualifies as a separate "regulated investment company" under the Code; (ii) the Louisiana Portfolio will be treated as a partnership for federal and state tax purposes; and (iii) the Louisiana Fund receives income from obligations, the interest on which would be exempt from Louisiana individual and corporate income taxes if held directly by an individual shareholder (such as obligations of Louisiana or its political subdivisions, of the United States or of certain territories or possessions of the United States), the dividends received from the Louisiana Fund that represent interest received by the Louisiana Fund on such obligations will be exempt from Louisiana individual and corporate income taxes. To the extent that distributions by the Louisiana Fund are derived from long-term or short-term capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will not be exempt from Louisiana individual and corporate income taxes.


Capital gains or losses realized from a redemption, sale or exchange of shares of the Louisiana Fund by a Louisiana resident will be taken into account for Louisiana individual and corporate income tax purposes. Distributions from and investments in the Louisiana Fund by corporate shareholders who are otherwise subject to the Louisiana corporate franchise tax will be included in the capital of such corporations for Louisiana franchise tax purposes.


MARYLAND. Maryland has a diverse economy with government, services and mining, and manufacturing and trade each accounting for approximately 20%, 31% and 32% of employment, respectively. In recent years financial operations of the State have concluded in ending surpluses, although in the early 1990s various cost containment and tax revenue measures were required. State revenues are largely dependent on income and sales and use taxes and, relatedly, on general levels of employment, personal income growth and consumer spending. The national slowdown, beginning in 1990, impacted the State with total employment declining slightly in the early 1990s but recovering commencing in 1992. Unemployment in Maryland for August 1996 was 4.7% versus the national rate of 5.1%.


Generally, Maryland has been among the most heavily indebted of the states. In recent years increases in State general obligation debt have been controlled. Since 1991, State tax-supported debt service and debt outstanding have been less than 3.07% of personal income and 6.74% of State revenues, respectively. Including local government debt, debt service as a percentage of total revenues has risen from 8.88% in 1991 to 9.67% in 1994. It should be noted that the creditworthiness of obligations issued by local Maryland issuers and State revenue obligations may vary considerably from the creditworthiness of general obligation bonds issued by the State, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

The State of Maryland's general obligation bonds are rated AAA, Aaa and AAA, by S&P, Moody's and Fitch, respectively. Both S&P and Fitch have a stable outlook for the State.

MARYLAND TAXES. In the opinion of Piper & Marbury, L.L.P., special Maryland tax counsel to the Maryland Fund, so long as the Maryland Fund qualifies to be taxed as a regulated investment company in the manner set forth in Section 852 (b) of the Code holders of the Maryland Fund who are individuals, estates or trusts and who are otherwise subject to Maryland State and local individual income taxes will not be subject to such taxes on Maryland Fund dividends to the extent that
(a) such dividends qualify as exempt-interest dividends of a regulated investment company under Section 852(b)(5) of the Code, which are attributable to interest on tax-exempt obligations of the State of Maryland or its political subdivisions or authorities, or obligations issued by the government of Puerto Rico, U.S. Virgin Islands or Guam or their authorities ("Maryland tax-exempt obligations"), (b) such dividends are attributable to interest on obligations of the U.S. Government or obligations issued or guaranteed by the U.S. Government and its agencies, instrumentalities and authorities ("U.S. obligations") or (c) such dividends are attributable to gain realized by the Maryland Fund as a result of the sale or exchange by the Maryland Portfolio of a bond issued by the State of Maryland or a political subdivision thereof.

To the extent that distributions of the Maryland Fund are attributable to sources other than those described in the preceding paragraph such as short or long-term capital gain or interest on tax-exempt obligations of states other than Maryland and their political subdivisions and authorities, such distributions will not be exempt from Maryland State and local individual income taxes.


Maryland presently includes in Maryland taxable income a portion of certain items of tax preferences as defined in the Code. Interest paid on certain private activity bonds constitutes such a tax preference. Accordingly, up to 50% of any distributions of the Maryland Fund attributable to such private activity bonds (other than private activity bonds issued by the State of Maryland, its political subdivision, or authorities) may not be exempt from Maryland State and local individual income taxes. The Maryland Portfolio has no present intention of investing in such securities.

Shareholders of the Maryland Fund that are corporations otherwise subject to Maryland corporate income tax will not be subject to such tax on Maryland Fund dividends to the extent that (a) such dividends qualify as exempt-interest dividends under Section 852(b)(5) of the Code which are attributable to Maryland tax-exempt obligations, (b) such dividends are attributable to interest on U.S. obligations or (c) such dividends are attributable to gain realized by the Maryland Fund as a result of the sale or exchange by the Maryland Portfolio of a bond issue by the State of Maryland or a political subdivision thereof.


To the extent that distributions of the Maryland Fund are attributable to sources other than those described in the preceding paragraph such as short or long-term capital gain or interest on tax-exempt obligations of states other than Maryland and their political subdivisions and authorities, such distributions will not be exempt from Maryland corporate income tax.

Shareholders of the Maryland Fund that are financial institutions otherwise subject to Maryland financial institution franchise taxes will probably be subject to such taxes on all distributions received from the Maryland Fund (including exempt-interest dividends).

Interest on indebtedness incurred or continued (directly or indirectly) by a shareholder of the Maryland Fund to purchase or carry shares of the Maryland Fund will not be deductible for Maryland State and local individual income tax purposes or corporate income tax purposes to the extent such interest is allocable to exempt-interest dividends.

Shares of the Maryland Fund will not be subject to the Maryland personal property tax.


MISSOURI. The State has a well balanced economy that approximates the national economy. As a result, the State unemployment rate has typically remained close to the national average. The civilian unemployment rate for August, 1996 was 3.9% as compared to the August 1995 level of 5.0%. During the past several years, the local defense and automotive industries have experienced weakness partially contributing to the loss of 64,000 manufacturing jobs.


In the early 1990s, the State had operating deficits resulting from lower collections than budgeted due to the recession. The State's financial operations have been pressured by the cost associated with the settlement of the desegregation lawsuit involving the Kansas City and St. Louis school districts. For fiscal 1995, the cost of the settlement was $315 million, approximately 7% of the General Fund budget. A recent Supreme Court decision favorable to the State may decrease the level of State funding required in the future, but the impact of this decision is uncertain. Economic reversals in either of the Kansas City or St. Louis metropolitan areas, whose Missouri portions together contain approximately half of the State's population, would have a major impact on the State's overall economic condition.

An amendment to the State Constitution limits the amount of state taxes which may be imposed by the General Assembly, as well as the amount of local taxes, licenses and fees which can be imposed by local governments in any fiscal year. The details of the amendment are complex and clarification by subsequent legislation or judicial decision may be necessary.

As of the date of this Prospectus, Missouri's general obligation of debt is rated AAA, Aaa and AAA, by S&P, Moody's and Fitch, respectively.

MISSOURI TAXES. In the opinion of Bryan Cave, LLP, special Missouri tax counsel to the Missouri Fund, so long as the Missouri Fund qualifies for Federal income taxation as a regulated investment company and the Missouri Portfolio is treated as a partnership for Federal tax purposes, dividends distributed to individual shareholders of the Missouri Fund will be exempt from the Missouri personal income tax imposed by Chapter 143 of the Missouri Revised Statutes to the extent that such dividends qualify as exempt interest dividends of a regulated investment company under Section 852(b)(5) of the Code and are derived form interest on obligations of the United States, its authorities, commissions, instrumentalities, possessions or territories to the extent exempt from Missouri income taxes under the laws of the United States (including Puerto Rico, Guam and the U.S. Virgin Islands), or of the State of Missouri or its political subdivisions. Capital gain dividends, as defined in Section 852(b)(3) of the Code, distributable by the Missouri Fund to individual resident shareholders of the Missouri Fund, to the extent includable in Federal adjusted gross income, will be subject to Missouri income taxation. Shares in the Missouri Fund are not subject to Missouri personal property taxes.

The Missouri Fund will notify its shareholders within 60 days after the close of the year as to the amount of interest dividend from Missouri obligations which is exempt from Missouri personal income taxation.


NORTH CAROLINA. The current economic profile of the State consists of a combination of industry, agriculture and tourism. Tobacco production, which had been the leading source of agricultural income in the State, declined in 1995. Tobacco farming in the State has been and is expected to continue to be affected by major federal legislation and regulatory measures regarding tobacco production and marketing and by international competition.

The North Carolina constitution requires that the total expenditures of the State for the fiscal period covered by each budget not exceed the total of receipts during the fiscal period and the surplus remaining in the State Treasury at the beginning of the period. As a result of new taxes, fees and spending reductions, the State has had a budget surplus since 1994. As of November, 1996, the amount of uncommitted funds of the State was $586 million. Fiscal year 1995 ended with a $114 million surplus and a general fund of $1.0 billion. For 1996, revenues were $125 million ahead of budget.

General obligations of the State of North Carolina are rated Aaa, AA and AAA by Moody's, S&P and Fitch, respectively. Fitch and S&P view the State's credit trend as "Stable".

NORTH CAROLINA TAXES. In the opinion of Hunton & Williams, special North Carolina tax counsel to the North Carolina Fund, distributions from the North Carolina Fund will not be subject to North Carolina individual, trust, or estate income taxation to the extent that such distributions are either (i) excluded from federal gross income and represent interest the North Carolina Fund, either directly or through the North Carolina Portfolio, receives on obligations of North Carolina or its political subdivisions, nonprofit educational institutions organized or chartered under the laws of North Carolina, or Puerto Rico, U.S. Virgin Islands, or Guam or (ii) represent interest the North Carolina Fund, either directly or through the Portfolio, receives on direct obligations of the United States. These North Carolina income tax exemptions will be available only if the North Carolina Fund complies with the requirement of the Code that at least 50% of the value of its assets at the close of each quarter of its taxable years is invested, either directly or through the North Carolina Portfolio, in state, municipal, or other obligations described in (S)103(a) of the Code. The North Carolina Fund intends to comply with that requirement. In 1995, the North Carolina General Assembly repealed, effective for taxable years beginning January 1, 1995, the tax levied on various forms of intangible personal property. The legislature provided from specific appropriations to counties and municipalities to replace the revenues previously received for the intangibles tax.


Any capital gains distributed by the North Carolina Fund (except for capital gain attributable to the sale by the North Carolina Fund or the North Carolina Portfolio of an obligation the profit from which is exempt by North Carolina statute) or gains realized by the shareholder from a redemption or sale of shares of the North Carolina Fund will be subject to North Carolina individual, trust, or estate income taxation.

Interest on indebtedness incurred (directly or indirectly) by a shareholder of the North Carolina Fund to purchase or carry shares of the North Carolina Fund generally will not be deductible for North Carolina income tax purposes.

The opinion of Hunton & Williams is based on a ruling of the North Carolina Department of Revenue obtained by Hunton & Williams on behalf of a fund basically identical to the North Carolina Fund. That ruling is subject to change.


OREGON. According to the September 1996 Oregon Economic and Revenue Forecast prepared by the State Department of Administrative Services, Oregon's recent strong growth is expected to slow over the next year, primarily due to a softening of the State's housing markets, reductions in timber output and employment, and weaker national demand for Oregon's manufactured products. A risk to continued economic expansion is further weakness in the semiconductor industry resulting from excess capacity in the industry. A strong international export sector, further nonresidential construction activity and a steady stream of immigration are expected to lead Oregon to outperform the national economy for the next 5 years. This combination of forces is likely to generate growth, although increases in personal income and employment are expected to be less than they were in 1994. Oregon's seasonally adjusted unemployment rate for August 1996, was 5.4%, compared to a national rate of 5.1%.

Oregon's general obligation debt is rated AA-, Aa and AAA, by S&P, Moody's and Fitch, respectively.

OREGON TAXES. In the opinion of Stoel Rives LLP, special Oregon tax counsel to the Oregon Fund, so long as the Oregon Fund qualifies to be taxed as a separate "regulated investment company" under the Code and the Oregon Portfolio is treated as a partnership (but not a "publicly traded partnership") under the Code, and so long as the Oregon Fund is deemed under the regulated investment company provisions of the Code to own its proportionate share of the assets of the Oregon Portfolio and to be entitled to the income of the Oregon Portfolio attributable to that share, under existing Oregon law holders of the Oregon Fund who are individuals, estates or trusts will not be subject to Oregon personal income tax on Oregon Fund dividends to the extent that such dividends (i) qualify as "exempt-interest dividends" of a regulated investment company under the Code and (ii) are attributable to interest on tax-exempt obligations of the State of Oregon or its political subdivisions or authorities, or obligations issued by the Governments of Puerto Rico, U.S. Virgin Islands or Guam or their authorities ("Oregon tax-exempt obligations").


To the extent that distributions of the Oregon Fund are attributable to certain sources other than interest on Oregon tax-exempt obligations, including all short-term and long-term capital gain and interest on tax-exempt obligations of states other than Oregon and their political subdivisions and authorities, such distributions will not be exempt from Oregon personal income tax for individuals, estates or trusts otherwise subject to Oregon personal income tax. Capital gains or losses realized from a redemption, sale or exchange of shares of the Oregon Fund will be taken into account for Oregon personal income tax purposes.

No portion of distributions from the Oregon Fund will be exempt from the Oregon corporation excise tax, which generally applies to financial corporations "located within" Oregon and other business corporations "doing or authorized to do business within" Oregon. Oregon imposes a corporate income tax on corporations not subject to the Oregon corporation excise tax. Corporations subject to the Oregon corporation income tax should consult their tax advisors regarding distributions from the Oregon Fund. Shares of the Oregon Fund will not be subject to Oregon property tax.


SOUTH CAROLINA. After several years of budget short falls in the early 1990's, South Carolina has nearly eliminated an accumulated unreserved fund balance deficit. Fiscal year 1995 ended with a $222 million surplus and early estimates of 1996 revenues indicate they are ahead of budget. South Carolina has successfully passed balanced budgets without raising taxes.

Although dominated by the textile industry, South Carolina's economic base has diversified in recent years as the trade and service sectors developed. With increased added development in the durable goods manufacturing industries, South Carolina's economy now resembles more closely that of the United States. For August, 1996, unemployment in South Carolina was 5.9% compared with the national rate of 5.1%.

South Carolina general obligations are rated Aaa, AA+ (positive), AAA (stable), by Moody's, S&P and Fitch, respectively. South Carolina was upgraded by S&P from AA+ to AAA in July, 1996.


SOUTH CAROLINA TAXES. Nelson Mullins Riley & Scarborough, L.L.P., special South Carolina tax counsel to the South Carolina Fund, has obtained the issuance of a private letter ruling from the South Carolina Department of Revenue and Taxation (the "S.C. Tax Ruling"). The S.C. Tax Ruling provides that, under existing South Carolina law, as long as the South Carolina Fund qualifies as a separate "regulated investment company", shareholders of the South Carolina Fund will not be required to include in their South Carolina gross income distributions from the South Carolina Fund to the extent such distributions qualify as "exempt-interest dividends" as defined in the Code, which are directly attributable to interest received by the South Carolina Fund on tax-exempt obligations issued by the State of South Carolina or its political subdivisions or the United States. In the event the South Carolina Fund fails to qualify as a separate "regulated investment company," the foregoing exemption may be unavailable or substantially limited. The S.C. Tax Ruling addresses the South Carolina tax consequences when the South Carolina Fund invests directly in these obligations. In addition, the S.C. Tax Ruling favorably addresses consequences to the South Carolina Fund, under existing South Carolina law, to the extent the South Carolina Fund invests in interests of another registered investment company.

Capital gains distributed by the South Carolina Fund, or gains realized by a shareholder from a redemption or sale of shares of the South Carolina Fund, will be subject to South Carolina income taxes.

As intangible personal property, the shares of the South Carolina Fund are exempt from any and all ad valorem taxation in South Carolina.


TENNESSEE. Historically, the Tennessee economy has been characterized by a greater concentration in manufacturing employment than the U.S. as a whole. The economy is, however, undergoing a structural change through the increase in service sector and trade sector employment. The service and trade sectors each account for approximately 25% of employment, while manufacturing accounts for about 23% of employment. The August, 1996 seasonally adjusted unemployment rate was 4.4%.

Tennessee's financial operations are considerably different than most other states because there is no state payroll income tax. This factor, together with the State's reliance on the sales tax for a large percentage of General Fund receipts, exposes total State tax collections to considerably more volatility than would otherwise be the case and, in the event of an economic downswing, could effect the State's ability to pay principal and interest in a timely manner. Under the State constitution, no debt may be authorized for the current operation of any State service or program unless repaid within the fiscal year of issuance. For the fiscal year 1993, a 0.5% increase in the sales tax rate was enacted and dedicated towards the implementation of certain educational reforms enacted by the legislature. The General Fund was reduced by $66 million and $62 million in 1994 and 1995, respectively. Further fiscal weakness is expected in 1996 and it is uncertain at this time as to the effect this will have on the creditworthiness of the State.


Tennessee's general obligation debt is rated AA+, Aaa and AAA, by S&P, Moody's and Fitch, respectively. S&P has a positive outlook for the State.

TENNESSEE TAXES. In the opinion of Hunton & Williams, special Tennessee tax counsel to the Tennessee Fund, individual shareholders of the Tennessee Fund will not be subject to Tennessee individual income tax on distributions received from the Tennessee Fund to the extent such distributions are attributable to interest the Tennessee Fund, either directly or through the Tennessee Portfolio, receives on (i) bonds or securities of the U.S. Government or any agency or instrumentality thereof, (ii) bonds of the State of Tennessee or any county, municipality or political subdivision thereof, including any agency, board, authority or commission, or (iii) bonds of Puerto Rico, U.S. Virgin Islands or Guam.

The opinion of Hunton & Williams is based on a ruling of the Tennessee Department of Revenue obtained by Hunton & Williams on behalf of a fund basically identical to the Tennessee Fund. That ruling is subject to change. The Tennessee Fund will report annually to its shareholders the percentage and source, on a state-by-state basis, of interest income received by the Tennessee Fund on municipal bonds during the preceding year.

On March 16, 1994, the Tennessee Fund received a letter ruling from the Department of Revenue of the State of Tennessee to the effect that distributions of capital gains from the Tennessee Fund attributable to tax-exempt securities are exempt from Tennessee income tax. Tennessee Fund management believes that Eaton Vance is the only mutual fund sponsor that has obtained such a ruling. The ruling is subject to change under certain conditions.

VIRGINIA. The Constitution of Virginia requires a balanced budget and limits the ability of the Commonwealth to create debt. General obligation debt may be incurred to meet short-term needs, to finance capital projects and, under less stringent restrictions, to finance revenue-producing capital projects. Also, "special fund" revenue bonds, to which the constitutional debt restrictions do not apply and which are not supported by the full faith and credit of the Commonwealth, may be issued to finance qualifying Commonwealth revenue projects.


General obligations of cities, towns and counties are payable from the general revenues of the entity, including ad valorem tax revenues on property within the jurisdiction. Revenue obligations issued by other entities are customarily payable only from revenues from the particular project or projects involved. The Commonwealth has maintained a high level of fiscal stability for many years due in large part to conservative financial operations and diverse sources of revenue. The budget for the 1994-96 biennium submitted by the Governor does not contemplate any significant new taxes or increases in the scope or amount of existing taxes.

The economy of Virginia is based primarily on manufacturing, the government sectors, agriculture, mining and tourism, and unemployment rates are typically below the national average. August 1996 unemployment was 4.4% versus a national rate of 5.1%. The Commonwealth has a long history of fiscal stability, due in large part to a conservative financial philosophy, broad-based employment opportunities and diverse source of revenue. In the past decade, however, the Commonwealth has experienced cycles of financial stringency. No significant new taxes or increases were enacted by the General Assembly at the 1995 session.

As a result of litigation involving proceedings before the United States Supreme Court, the Commonwealth may be obligated to refund tax payments made by federal pensioners of up to $707.5 million. Legislation has been enacted to effect a settlement of the litigation, a significant number of federal pensioners opted out of the settlement, necessitating its reauthorization in 1995, and there can be no assurance that it will result in release of the pensioners' claims and dismissal of their lawsuits.


General obligations of Virginia are rated Aaa, AAA and AAA by Moody's, S&P and Fitch, respectively.


VIRGINIA TAXES. In the opinion of Hunton & Williams, special Virginia tax counsel to the Virginia Fund, under existing Virginia law, distributions from the Virginia Fund will not be subject to Virginia individual, trust, estate, or corporate income taxation to the extent that such distributions are either (i) excluded from federal gross income and attributable to interest the Virginia Fund, either directly or through the Virginia Portfolio, receives on obligations of Virginia, its political subdivisions, or its instrumentalities, or Puerto Rico, U.S. Virgin Islands, or Guam or (ii) attributable to interest the Virginia Fund, either directly or through the Portfolio, receives on direct obligations of the United States. These Virginia income tax exemptions will be available only if the Virginia Fund complies with the requirement of the Code that at least 50% of the value of its assets at the close of each quarter of its taxable year is invested, either directly or through the Portfolio, in state, municipal, or other obligations described in (S) 103(a) of the Code. The Virginia Fund intends to comply with that requirement.


Other distributions from the Virginia Fund, including capital gains, generally will not be exempt from Virginia income taxation.

Interest on indebtedness incurred (directly or indirectly) by shareholders to purchase or carry shares of the Virginia Fund generally will not be deductible for Virginia income tax purposes.

Neither the Trust nor the Virginia Fund will be subject to any Virginia intangible property tax on any obligations in the Virginia Portfolio. In addition, shares of the Virginia Fund held for investment purposes will not be subject to any Virginia intangible personal property tax.


PUERTO RICO. The economy of Puerto Rico is dominated by the manufacturing and service sectors. Although the economy of Puerto Rico expanded significantly from fiscal 1984 through fiscal 1990, the rate of this expansion slowed during fiscal years 1991, 1992 and 1993. Growth in fiscal 1994 will depend on several factors, including the state of the U.S. economy and the relative stability in the price of oil, the exchange rate of the U.S. dollar and the cost of borrowing. Section 936 (a tax incentive that has encouraged economic growth in Puerto Rico) will be phased out over a ten year period. At this time, it is uncertain as to the implication the change will have on the Puerto Rico economy. Although the Puerto Rico unemployment rate has declined substantially since 1985, the seasonally adjusted unemployment rate for July, 1996 was approximately 14.1%. The North American Free Trade Agreement (NAFTA), which became effective January 1, 1994, could lead to the loss of Puerto Rico's lower salaried or labor intensive jobs to Mexico.

S&P rates Puerto Rico general obligations debt A, while Moody's rates it Baa1; these ratings have been in place since 1956 and 1976, respectively. S&P assigned a negative outlook on Puerto Rico's rating on April 26, 1994 which was still in place as of the date of this Prospectus.

[logo]
EATON VANCE
============
Mutual Funds


EV TRADITIONAL
MUNICIPAL FUNDS

PROSPECTUS


JANUARY 1, 1997


EV TRADITIONAL ALABAMA MUNICIPALS FUND

EV TRADITIONAL ARKANSAS MUNICIPALS FUND

EV TRADITIONAL GEORGIA MUNICIPALS FUND

EV TRADITIONAL KENTUCKY MUNICIPALS FUND

EV TRADITIONAL LOUISIANA MUNICIPALS FUND

EV TRADITIONAL MARYLAND MUNICIPALS FUND

EV TRADITIONAL MISSOURI MUNICIPALS FUND

EV TRADITIONAL NORTH CAROLINA MUNICIPALS FUND

EV TRADITIONAL OREGON MUNICIPALS FUND

EV TRADITIONAL SOUTH CAROLINA MUNICIPALS FUND

EV TRADITIONAL TENNESSEE MUNICIPALS FUND

EV TRADITIONAL VIRGINIA MUNICIPALS FUND

EV TRADITIONAL
MUNICIPAL FUNDS
24 FEDERAL STREET
BOSTON, MA 02110

-------------------------------------------------------------------------------
PORTFOLIO INVESTMENT ADVISER
Boston Management and Research, 24 Federal Street, Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(617) 482-8260

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122


AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110

                                                                       T-TFC1/1P

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        January 1, 1997

                          EV MARATHON MUNICIPALS FUNDS
EV MARATHON ALABAMA MUNICIPALS FUND                    EV MARATHON MISSOURI MUNICIPALS FUND
EV MARATHON ARKANSAS MUNICIPALS FUND                   EV MARATHON NORTH CAROLINA MUNICIPALS FUND
EV MARATHON GEORGIA MUNICIPALS FUND                    EV MARATHON OREGON MUNICIPALS FUND
EV MARATHON KENTUCKY MUNICIPALS FUND                   EV MARATHON SOUTH CAROLINA MUNICIPALS FUND
EV MARATHON LOUISIANA MUNICIPALS FUND                  EV MARATHON TENNESSEE MUNICIPALS FUND
EV MARATHON MARYLAND MUNICIPALS FUND                   EV MARATHON VIRGINIA MUNICIPALS FUND

                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265

    This Statement of Additional Information consists of two parts. Part I provides general information about the Funds listed above (each a "Fund"), their corresponding Portfolios and certain other series of Eaton Vance Municipals Trust (the "Trust"). Each Part II provides information solely about a Fund and its corresponding Portfolio. Where appropriate, Part I includes cross-references to the relevant sections of Part II. This Statement of Additional Information is sometimes referred to herein as the "SAI".

                              TABLE OF CONTENTS

                                                                            Page
                                    PART I
Additional Information about Investment Policies ...............            1
Investment Restrictions ........................................            7
Trustees and Officers ..........................................            9
Investment Adviser and Administrator ...........................           10
Custodian ......................................................           13
Service for Withdrawal .........................................           14
Determination of Net Asset Value ...............................           14
Investment Performance .........................................           14
Taxes ..........................................................           16
Principal Underwriter ..........................................           18
Distribution Plan ..............................................           19
Portfolio Security Transactions ................................           21
Other Information ..............................................           22
Independent Certified Public Accountants .......................           23
Financial Statements ...........................................           23
Appendix .......................................................           25
                                   PART II
EV Marathon Alabama Municipals Fund ............................          a-1
EV Marathon Arkansas Municipals Fund ...........................          b-1
EV Marathon Georgia Municipals Fund ............................          c-1
EV Marathon Kentucky Municipals Fund ...........................          d-1
EV Marathon Louisiana Municipals Fund ..........................          e-1
EV Marathon Maryland Municipals Fund ...........................          f-1
EV Marathon Missouri Municipals Fund ...........................          g-1
EV Marathon North Carolina Municipals Fund .....................          h-1
EV Marathon Oregon Municipals Fund .............................          i-1
EV Marathon South Carolina Municipals Fund .....................          j-1
EV Marathon Tennessee Municipals Fund ..........................          k-1
EV Marathon Virginia Municipals Fund ...........................          l-1

    Although each Fund offers only its shares of beneficial interest, it is possible that a Fund might become liable for a misstatement or omission in this Statement of Additional Information regarding another Fund because the Funds use this combined Statement of Additional Information. The Trustees of the Trust have considered this factor in approving the use of a combined Statement of Additional Information.

    THIS COMBINED STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUNDS' PROSPECTUS DATED JANUARY 1, 1997, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS COMBINED STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

                     STATEMENT OF ADDITIONAL INFORMATION

                                    PART I

    The following provides information about the Fund, certain other series of the Trust and the Portfolio. Capitalized terms used in this SAI and not otherwise defined have the meanings given them in the Fund's Prospectus. The Fund is subject to the same investment policies as those of the Portfolio. The Fund currently seeks to achieve its objective by investing in the Portfolio.

               ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES


MUNICIPAL OBLIGATIONS
    Municipal obligations are issued to obtain funds for various public and private purposes. Such obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. In general, there are three categories of municipal obligations the interest on which is exempt from federal income taxes and is not a tax preference item for purposes of the federal alternative minimum tax: (i) certain "public purpose" obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain "private activity bonds" issued after August 7, 1986 which include "qualified Section 501(c)(3) bonds" or refundings of certain obligations included in the second category. In assessing the federal income tax treatment of interest on any municipal obligation, the Portfolio will generally rely on an opinion of the issuer's counsel (when available) and will not undertake any independent verification of the basis for the opinion. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds.

    Interest on certain "private activity bonds" issued after August 7, 1986 is exempt from regular federal income tax but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient's liability for the AMT. For corporate shareholders, the Fund's distributions derived from interest on all municipal obligations (whenever issued) is included in "adjusted current earnings" for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).

    Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 other than, in general, at their original issue, is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.


    Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

    The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations. Such payments are usually subject to annual appropriations by the state or locality.

    Industrial development and pollution control bonds are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users.

    The Portfolio may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Portfolio anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

    While most municipal bonds pay a fixed rate of interest semi-annually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.

    The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected. There have been recent instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. The Portfolio will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of the Investment Adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Portfolio as a result of any such event, and the Portfolio may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. The Portfolio anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by the Portfolio. The Portfolio will incur additional expenditures in taking protective action with respect to portfolio obligations in default and assets securing such obligations.

    The yields on municipal obligations will be dependent on a variety of factors, including purposes of issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of such obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of the Portfolio will be affected by such changes.


RISKS OF CONCENTRATION
Municipal Obligations of a Particular State. For a discussion of the risks associated with the Portfolio's policy of concentrating its investments in particular State issuers of municipal obligations, see "Risks of Concentration" in the Fund's Part II.

Obligations of Particular Types of Issuers. The Portfolio may invest 25% or more of its total assets in municipal obligations of the same type. There could be economic, business or political developments which might affect all municipal obligations of the same type. In particular, investments in industrial revenue bonds might involve (without limitation) the following risks.

    Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Among the influences affecting a hospital's gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible federal legislation limiting the rates of increase of hospital charges.


    Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.


    Life care facilities are an alternative form of long-term housing for the elderly which offer residents the independence of a condominium life style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state and local authorities. Since the bonds are normally secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks. Primarily, the projects must maintain adequate occupancy levels to be able to provide revenues sufficient to meet debt service payments. Moreover, since a portion of housing, medical care and other services may be financed by an initial deposit, it is important that the facility maintain adequate financial reserves to secure estimated actuarial liabilities. The ability of management to accurately forecast inflationary cost pressures is an important factor in this process. The facilities may also be affected adversely by regulatory cost restrictions applied to health care delivery in general, particularly state regulations or changes in Medicare and Medicaid payments or qualifications, or restrictions imposed by medical insurance companies. They may also face competition from alternative health care or conventional housing facilities in the private or public sector.


Obligations of Puerto Rico, U.S. Virgin Islands and Guam. Subject to the Fund's investment policies as set forth in the Prospectus, the Portfolio may invest in the obligations of Puerto Rico, the U.S. Virgin Islands and Guam. Accordingly, the Portfolio may be adversely affected by local political and economic conditions and developments within Puerto Rico affecting the issuers of such obligations.

    Puerto Rico has a diversified economy dominated by the manufacturing and service sectors. Manufacturing is the largest sector in terms of gross domestic product and is more diversified than during earlier phases of Puerto Rico's industrial development. The three largest sectors of the economy (as a percentage of employment) are services (47%), government (22%) and manufacturing (16.4%). These three sectors represent 39%, 11% and 39%, respectively, of the gross domestic product. The service sector is the fastest growing, while the government and manufacturing sectors have been stagnant for the past five years. This decline was broad based among all manufacturing industries. The North American Free Trade Agreement ("NAFTA"), which became effective January 1, 1994, could lead to the loss of Puerto Rico's lower salaried or labor intensive jobs to Mexico. The February, 1995 unemployment rate was 12.5%, down from 16% for 1994.


    The Commonwealth of Puerto Rico exercises virtually the same control over its internal affairs as do the fifty states; however, it differs from the states in its relationship with the Federal government. Most Federal taxes, except those such as social security taxes that are imposed by mutual consent, are not levied in Puerto Rico. However, in conjunction with the 1993 U.S. budget plan,
Section 936 of the Code was amended and provided for two alternative limitations to the Section 936 credit. The first option will limit the credit against such income to 40% of the credit allowable under current law, with a five year phase-in period starting at 60% of the allowable credit. The second option is a wage and depreciation based credit. The reduction of the tax benefits to those U.S. companies with operations in Puerto Rico may lead to slower growth in the future. Furthermore, federal policymakers have proposed the total elimination of
Section 936, phased out over ten years, as a budget-balancing measure. There can be no assurance that these modifications will not lead to a weakened economy, a lower rating on Puerto Rico's debt or lower prices for Puerto Rican bonds that may be held by the Portfolio.

    Puerto Rico's financial reporting was first conformed to generally accepted accounting principles in fiscal 1990. Nonrecurring revenues have been used frequently to balance recent years' budgets. In November, 1993 Puerto Ricans voted on whether they wished to retain their Commonwealth status, become a state or establish an independent nation. The measure was defeated, with 48.5% voting to remain a Commonwealth, 46% voting for statehood and 4% voting for independence. Retaining Commonwealth status will leave intact the current relationship with the federal government. There can be no assurance that the statehood issue will not be brought to a vote in the future. A successful statehood vote in Puerto Rico would then require the U.S. Congress to ratify the election.

    The United States Virgin Islands (USVI) are located approximately 1,100 miles east-southeast of Miami and are made up of St. Croix, St. Thomas and St. John. Population, after reaching a peak of 110,800 in 1985, declined to 101,809 in 1990. The economy is heavily reliant on the tourism industry, with roughly 43% of non-agricultural employment in tourist-related trade and services. As of June, 1996, unemployment stood at 4.7%. The tourism industry is economically sensitive and would likely be adversely affected by a recession in either the United States or Europe.

    An important component of the USVI revenue base is the Federal excise tax on rum exports. Tax revenues rebated by the Federal government to the USVI provide the primary security of many outstanding USVI bonds. Since more than 90% of the rum distilled in the USVI is distilled at one plant, any interruption in its operations (as occurred after Hurricane Hugo in 1989) would adversely affect these revenues. Consequently, there can be no assurance that rum exports to the United States and the rebate of tax revenues to the USVI will continue at their present levels. The preferential tariff treatment the USVI rum industry currently enjoys could be reduced under NAFTA. Increased competition from Mexican rum producers could reduce USVI rum imported to the U.S., decreasing excise tax revenues generated. The USVI is periodically hit by hurricanes. During this past hurricane season, several hurricanes caused extensive damage, which has had a negative impact on revenue collections. There is currently no rated, unenhanced Virgin Islands debt outstanding although there is unrated debt outstanding.

    Guam, an unincorporated U.S. territory, is located 1,500 miles southeast of Tokyo. Population, 133,000 in 1990, is up 26% from the 1980 census level. The U.S. military is a key component of Guam's economy. The Federal government directly comprises more than 10% of the employment base, with a substantial component of the service sector to support these personnel. The Naval Air Station, one of several U.S. military facilities on the island, has been slated for closure by the Defense Base Closure and Realignment Committee; however, the administration plans to use these facilities to expand the Island's commercial airport. Guam is also heavily reliant on tourists, particularly the Japanese. For 1995, the government realized a General Fund operating surplus. The administration has taken steps to improve its financial position; however, there are no guarantees that an improvement will be realized. Guam's general obligation debt is rated BBB by S&P with a negative outlook.

MUNICIPAL LEASES
    The Portfolio may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease or installment purchase arrangement which is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. "Participations" in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. A trustee is usually responsible for administering the terms of the participation and enforcing the participants' rights in the underlying lease. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. State debt-issuance limitations are deemed to be inapplicable to these arrangements because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Such arrangements are, therefore, subject to the risk that the governmental issuer will not appropriate funds for lease payments.


    Certain municipal lease obligations owned by the Portfolio may be deemed illiquid for the purpose of the Portfolio's 15% limitation on investments in illiquid securities, unless determined by the Investment Adviser, pursuant to guidelines adopted by the Trustees of the Portfolio, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the Investment Adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Investment Adviser will consider factors unique to particular lease obligations affecting the marketability thereof. These include the general creditworthiness of the municipality, the importance of the property covered by the lease to the municipality, and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Portfolio. In the event the Portfolio acquires an unrated municipal lease obligation, the Investment Adviser will be responsible for determining the credit quality of such obligation on an on-going basis, including an assessment of the likelihood that the lease may or may not be cancelled.

ZERO COUPON BONDS
    Zero coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon bonds benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.


INSURANCE
    Insured municipal obligations held by the Portfolio (if any) will be insured as to their scheduled payment of principal and interest under either (i) an insurance policy obtained by the issuer or underwriter of the obligation at the time of its original issuance or (ii) an insurance policy obtained by the Portfolio or a third party subsequent to the obligation's original issuance (which may not be reflected in the obligation's market value). In either event, such insurance may provide that in the event of non-payment of interest or principal when due with respect to an insured obligation, the insurer is not required to make such payment until a specified time has lapsed (which may be 30 days or more after notice).


CREDIT QUALITY
    The Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in evaluating the quality of municipal obligations. In evaluating the credit quality of a particular issue, whether rated or unrated, the Investment Adviser will normally take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters. The Investment Adviser will attempt to reduce the risks of investing in the lowest investment grade, below investment grade and comparable unrated obligations through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets.


    See "Portfolio of Investments" in the "Financial Statements" incorporated by reference into this SAI with respect to any defaulted obligations held by the Portfolio.

SHORT-TERM TRADING
    The Portfolio may sell and later purchase securities in anticipation of a market decline (a rise in interest rates) or purchase (and later sell) securities in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Portfolio believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of municipal obligations or changes in the investment objectives of investors. Such trading may be expected to increase the portfolio turnover rate, which may increase capital gains and the expenses incurred in connection with such trading. The Portfolio anticipates that its annual portfolio turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate would occur, for example, if all the securities held by the Portfolio were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to the Portfolio. The Portfolio engages in portfolio trading (including short-term trading) if it believes that a transaction including all costs will help in achieving its investment objective.

WHEN-ISSUED SECURITIES
    New issues of municipal obligations are sometimes offered on a "when-issued" basis, that is, delivery and payment for the securities normally taking place within a specified number of days after the date of the Portfolio's commitment and are subject to certain conditions such as the issuance of satisfactory legal opinions. The Portfolio may also purchase securities on a when-issued basis pursuant to refunding contracts in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts generally require the issuer to sell and the Portfolio to buy such securities on a settlement date that could be several months or several years in the future.

    The Portfolio will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy. The payment obligation and the interest rate that will be received on the securities are fixed at the time the Portfolio enters into the purchase commitment. When the Portfolio commits to purchase a security on a when-issued basis it records the transaction and reflects the value of the security in determining its net asset value. Securities purchased on a when-issued basis and the securities held by the Portfolio are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e., appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Portfolio's net asset value than if it solely set aside cash to pay for when-issued securities.

VARIABLE RATE OBLIGATIONS
    The Portfolio may purchase variable rate obligations. Variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semi-annually, etc.). The revised rates are usually set at the issuer's discretion, in which case the investor normally enjoys the right to "put" the security back to the issuer or his agent. Rate revisions may alternatively be determined by formula or in some other contractual fashion. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and are frequently secured by letters of credit or other credit support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer's obligations, a bank may be treated as the issuer of a security for the purpose of complying with the diversification requirements set forth in Section 5(b) of the Investment Company Act of 1940 (the "1940 Act") and Rule 5b-2 thereunder. The Portfolio would anticipate using these obligations as cash equivalents pending longer term investment of its funds.

REDEMPTION, DEMAND AND PUT FEATURES
    Most municipal bonds have a fixed final maturity date. However, it is commonplace for the issuer to reserve the right to call the bond earlier. Also, some bonds may have "put" or "demand" features that allow early redemption by the bondholder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because the Portfolio may retain the bond if interest rates decline. By acquiring these kinds of obligations the Portfolio obtains the contractual right to require the issuer of the security or some other person (other than a broker or dealer) to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person. Because this right is assignable with the security, which is readily marketable and valued in the customary manner, the Portfolio will not assign any separate value to such right.

LIQUIDITY AND PROTECTIVE PUT OPTIONS
    The Portfolio may also enter into a separate agreement with the seller of the security or some other person granting the Portfolio the right to put the security to the seller thereof or the other person at an agreed upon price. The Portfolio intends to limit this type of transaction to institutions (such as banks or securities dealers) which the Investment Adviser believes present minimal credit risks and would engage in this type of transaction to facilitate portfolio liquidity or (if the seller so agrees) to hedge against rising interest rates. There is no assurance that this kind of put option will be available to the Portfolio or that selling institutions will be willing to permit the Portfolio to exercise a put to hedge against rising interest rates. A separate put option may not be marketable or otherwise assignable, and sale of the security to a third party or lapse of time with the put unexercised may terminate the right to exercise the put. The Portfolio does not expect to assign any value to any separate put option which may be acquired to facilitate portfolio liquidity, inasmuch as the value (if any) of the put will be reflected in the value assigned to the associated security; any put acquired for hedging purposes would be valued in good faith under methods or procedures established by the Trustees of the Portfolio after consideration of all relevant factors, including its expiration date, the price volatility of the associated security, the difference between the market price of the associated security and the exercise price of the put, the creditworthiness of the issuer of the put and the market prices of comparable put options. Interest income generated by certain bonds having put or demand features may not qualify as tax-exempt interest.

SECURITIES LENDING
    The Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. The Portfolio would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. During the existence of a loan, the Portfolio will continue to receive the equivalent of the interest paid by the issuer on the securities loaned and will also receive a fee, or all or a portion of the interest on investment of the collateral, if any. However, the Portfolio may pay lending fees to such borrowers. The Portfolio would not have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by the Portfolio's management to be of good standing and when, in the judgment of the Portfolio's management, the consideration which can be earned from securities loans of this type justifies the attendant risk. Securities lending involves administration expenses, including finders' fees. Distributions by the Fund of any income realized by the Portfolio from securities loans will be taxable. If the management of the Portfolio decides to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of the Portfolio's total assets. The Portfolio has no present intention of engaging in securities lending.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
    A change in the level of interest rates may affect the value of the securities held by the Portfolio (or of securities that the Portfolio expects to purchase). To hedge against changes in rates, the Portfolio may enter into (i) futures contracts for the purchase or sale of debt securities and (ii) futures contracts on securities indices. All futures contracts entered into by the Portfolio are traded on exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. The Portfolio may purchase and write call and put options on futures contracts which are traded on a United States exchange or board of trade. The Portfolio will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the Portfolio's custodian for the benefit of the futures commission merchant through whom the Portfolio engages in such futures and options transactions.


    Some futures contracts and options thereon may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Portfolio from closing out positions and limiting its losses.


    The Portfolio will engage in futures and related options transactions only for bona fide hedging purposes as defined in or permitted by CFTC regulations. The Portfolio will determine that the price fluctuations in the futures contracts and options on futures are substantially related to price fluctuations in securities held by the Portfolio or which it expects to purchase. The Portfolio's futures transactions will be entered into for traditional hedging purposes -- that is, futures contracts will be sold to protect against a decline in the price of securities that the Portfolio owns, or futures contracts will be purchased to protect the Portfolio against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, the Portfolio expects that on 75% or more of the occasions on which it takes a long futures (or option) position (involving the purchase of futures contracts), the Portfolio will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures (or option) position is closed out. However, in particular cases, when it is economically advantageous for the Portfolio to do so, a long futures position may be terminated (or an option may expire) without the corresponding purchase of securities. The Portfolio will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Code for maintaining qualification of the Fund as a regulated investment company for federal income tax purposes (see "Taxes").

ASSET COVERAGE REQUIREMENT
    Transactions using when-issued securities, the lending of Portfolio securities or futures contracts and options (other than options that the Portfolio has purchased) expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.

    Assets used as cover or held in a segregated account cannot be sold while the position requiring coverage or segregation is outstanding, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Portfolio's assets to segregated accounts or cover could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.


                           INVESTMENT RESTRICTIONS

    The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the Fund. Accordingly, the Fund may not:

    (1) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940;

    (2) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

    (3) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

    (4) Purchase or sell real estate, (including limited partnership interests in real estate, but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest or deal in real estate or securities which are secured by real estate);

    (5) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or

    (6) Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments. (b) entering into repurchase agreements and (c) lending portfolio securities.

    Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.


    The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.

    The Fund and the Portfolio have adopted the following investment policies which may be changed by the Trust with respect to the Fund without approval by the Fund's shareholders or by the Portfolio with respect to the Portfolio without approval by the Fund or its other investors. As a matter of nonfundamental policy, the Fund and the Portfolio will not: (a) engage in options, futures or forward transactions if more than 5% of its net assets, as measured by the aggregate of the premiums paid by the Fund or the Portfolio, would be so invested; (b) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time. (The Fund and the Portfolio will make such sales only for the purposes of deferring realization of gain or loss for federal income tax purposes); (c) invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or its delegate, determines to be liquid; or (d) purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or the Portfolio or is a member, officer, director or trustee of any investment adviser of the Trust or the Portfolio, if after the purchase of the securities of such issuer by the Fund or the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities of both (all taken at market value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities or both (all taken at market value).

    For purposes of the Portfolio's investment restrictions, the determination of the "issuer" of a municipal obligation which is not a general obligation bond will be made by the Portfolio's Investment Adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations.

    Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Fund's or the Portfolio's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, other than a subsequent rating change below investment grade made by a rating service, will not compel the Fund or the Portfolio, as the case may be, to dispose of such security or other asset. Where applicable and notwithstanding the foregoing, under normal market conditions the Fund and the Portfolio must take actions necessary to comply with the policy of investing at least 65% of total assets in a particular State. Moreover, the Fund and Portfolio must always be in compliance with the borrowing policy set forth above.


                            TRUSTEES AND OFFICERS

    The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 24 Federal Street, Boston, Massachusetts 02110, which is also the address of the Portfolio's investment adviser, Boston Management and Research ("BMR"), a wholly-owned subsidiary of Eaton Vance Management ("Eaton Vance"); of Eaton Vance's parent, Eaton Vance Corp. ("EVC"); and of BMR's and Eaton Vance's trustee, Eaton Vance, Inc. ("EV"). Eaton Vance and EV are both wholly-owned subsidiaries of EVC. Those Trustees who are "interested persons" of the Trust, the Portfolio, BMR, Eaton Vance, EVC or EV, as defined in the 1940 Act, by virtue of their affiliation with any one or more of the Trust, the Portfolio, BMR, Eaton Vance, EVC or EV, are indicated by an asterisk(*).

                   TRUSTEES OF THE TRUST AND THE PORTFOLIO

DONALD R. DWIGHT (65), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company) founded in 1988; Chairman of the Board of Newspapers of New England, Inc., since 1983. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

JAMES B. HAWKES (55), Vice President and Trustee*
President and Chief Executive Officer of BMR, Eaton Vance, EVC and EV, and a
  Director of EVC and EV. Director, Trustee and officer of various investment companies managed by Eaton Vance or BMR.

SAMUEL L. HAYES, III (61), Trustee
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate
  School of Business Administration. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Harvard University Graduate School of Business Administration, Soldiers Field Road, Boston, Massachusetts 02134

NORTON H. REAMER (61), Trustee
President and Director, United Asset Management Corporation, a holding company owning institutional investment management firms. Chairman, President and Director, UAM Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

JOHN L. THORNDIKE (70), Trustee
Director, Fiduciary Company Incorporated. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 175 Federal Street, Boston, Massachusetts 02110

JACK L. TREYNOR (66), Trustee
Investment Adviser and Consultant. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274

                   OFFICERS OF THE TRUST AND THE PORTFOLIO

THOMAS J. FETTER (53), President
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Fetter was elected President of the Trust and the Portfolio on December 13, 1993.

ROBERT B. MACINTOSH (39), Vice President
Vice President of BMR since August 11, 1992, and of Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR. Mr. MacIntosh was elected Vice President of the Trust on March 22, 1993.

JAMES L. O'CONNOR (51), Treasurer
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

THOMAS OTIS (65), Secretary
Vice President and Secretary of BMR, Eaton Vance, EVC and EV. Officer of various investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS (61), Assistant Secretary
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (34), Assistant Secretary
Assistant Vice President of BMR, Eaton Vance and EV since March 1, 1994;
  employee of Eaton Vance since March 1993. Officer of various investment companies managed by Eaton Vance or BMR. State Regulations Supervisor, The Boston Company (1991-1993) and Registration Specialist, Fidelity Management & Research Co. (1986-1991). Mr. Murphy was elected Assistant Secretary of the Trust and the Portfolio on March 27, 1995.

ERIC G. WOODBURY (39), Assistant Secretary
Vice President of Eaton Vance since February 1993; formerly, associate attorney at Dechert, Price & Rhoads. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Woodubury was elected Assistant Secretary on June 19, 1995.

    For additional officers of the Portfolio, see "Additional Officer Information" in the Fund's Part II.


    Messrs. Hayes (Chairman), Reamer and Thorndike are members of the Special Committee of the Board of Trustees of the Trust and of the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Fund, including administrative services, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund or its shareholders.

    The Nominating Committee is comprised of four Trustees who are not "interested persons" as that term is defined under the 1940 Act ("noninterested Trustees"). The Committee has four-year staggered terms, with one member rotating off the Committee to be replaced by another noninterested Trustee of the Trust. The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance and its affiliates.

    Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Trustees of the Trust and of the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection of the independent certified public accountants, and reviewing with such accountants and the Treasurer of the Trust and of the Portfolio matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian and transfer agent of the Fund and of the Portfolio.

    Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Plan"). Under the Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Plan will have a negligible effect on the Portfolio's assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee. Neither the Portfolio nor the Trust has a retirement plan for its Trustees.


    The fees and expenses of those Trustees of the Trust and the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. For the compensation earned by the noninterested Trustees of the Trust and the Portfolio, see "Fees and Expenses" in the Fund's Part II of this Statement of Additional Information.

                     INVESTMENT ADVISER AND ADMINISTRATOR


    The Portfolio engages BMR as investment adviser pursuant to an Investment Advisory Agreement. BMR or Eaton Vance acts as investment adviser to investment companies and various individual and institutional clients with combined assets under management of over $16 billion.


    Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and managing investment companies since 1931. They maintain a large staff of experienced fixed-income and equity investment professionals to service the needs of their clients. The fixed-income division focuses on all kinds of taxable investment-grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The equity division covers stocks ranging from blue chip to emerging growth companies.


    Eaton Vance and its affiliates act as adviser to over 150 mutual funds, individual and various institutional accounts, including corporations, hospitals, retirement plans, universities, foundations and trusts. Eaton Vance mutual funds feature international equities, domestic equities, tax-free municipal bonds, and U.S. government and corporate bonds. Lloyd George Management has advised Eaton Vance's international equity funds since 1992. Founded in 1991, Lloyd George is headquartered in Hong Kong with offices in London and Mumbai, India. It has established itself as a leader in investment management in Asian equities and other global markets. Lloyd George features an experienced team of investment professionals that began working together in the mid-1980s. Lloyd George analysts cover East Asia, the India subcontinent, Russia and Eastern Europe, Latin America, Australia and New Zealand from offices in Hong Kong, London and Bombay. Together Eaton Vance and Lloyd George manage over $18 billion in assets. Eaton Vance mutual funds are distributed by Eaton Vance Distributors both within the United States and offshore.

    Eaton Vance Distributors believes that an investment professional can provide valuable services to you to help you reach your investment goals. Meeting investment goals requires time, objectivity and investment savvy. Before making an investment recommendation, a representative can help you carefully consider your short- and long-term financial goals, your tolerance for investment risk, your investment time frame, and other investments you may already own. Your professional investment representatives are knowledgeable about financial markets, as well as the wide range of investment opportunities available. A representative can help you decide when to buy, sell or persevere with your investments. A professional investment representative can provide you with tailored financial advice.

    Eaton Vance offers single-state tax-free portfolios in more states than any other sponsor of mutual funds. There are 32 long-term state portfolios, 5 national portfolios and 10 limited maturity portfolios, which serve as investment vehicles for over 100 mutual funds with varying pricing options. A staff of 32 (including 9 portfolio managers and 9 credit specialists) is responsible for the day-to-day management of over 3,500 issues in 47 mutual fund portfolios. Assets managed by the municipal investment group are currently over $9.1 billion. The investment philosophy of the municipal investment group is to: seek value by avoiding unnecessary credit risk; build portfolios one security at a time; and take a long-term approach to managing market risk. Over the long-term, the group seeks to maximize tax-free income by keeping portfolios fully invested (rather than trying to "time the market" for short-term results) and reduce potential capital losses due to poor credit quality. Diligent and continuing research and analysis are a critical component of the municipal investment group's investment philosophy and long-term strategy.

    The following persons manage one or more of the Eaton Vance tax-free portfolios. For the identity of the Portfolio's portfolio manager, see the Fund's current Prospectus.


    Nicole Anderes is a Vice President of Eaton Vance and BMR. Ms. Anderes graduated from Brown University with a B.A. in Women's Studies/Economics. She has been an active member of MAGNY/National Federation of Municipal Analysts, the Public Securities Association and the Municipal Forum, and served as the General Secretary of MAGNY from 1992 to 1993.

    Timothy T. Browse is a Vice President of Eaton Vance and BMR. Mr. Browse graduated from St. Lawrence University in 1981 and received his M.B.A. degree from Boston University in 1990.

    Cynthia J. Clemson is a Vice President of Eaton Vance and BMR. Ms. Clemson graduated from Mount Holyoke College with a B.A. in 1985 and received her M.B.A., cum laude, from Boston University in 1990. She is a member of the Boston Municipal Analysts Forum, the Boston Securities Analyst Society and the Financial Analysts Federation.

    Thomas J. Fetter is a Vice President of Eaton Vance and BMR, and Director of Municipal Investments. Mr. Fetter graduated with a degree in Business Administration from Kent State University. He is a Chartered Financial Analyst and member of the Boston Security Analysts Society. He is also a member of the Boston Municipal Analysts Forum.


    Robert B. MacIntosh is a Vice President of Eaton Vance and BMR and the portfolio manager of single-state, tax-exempt funds in six states: Hawaii, Louisiana, Massachusetts, Minnesota, New Jersey and North Carolina. He also serves as economic spokesman for the Eaton Vance organization.


    Thomas M. Metzold is a Vice President of Eaton Vance and BMR. He is a Chartered Financial Analyst and a member of the Boston Security Analysts Society, the Association for Investment Management & Research, the Boston Municipal Analysts Forum, and the National Federation of Municipal Analysts.


    BMR manages the investments and affairs of the Portfolio subject to the supervision of the Portfolio's Board of Trustees. BMR furnishes to the Portfolio investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires BMR to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the BMR organization and all personnel of BMR performing services relating to research and investment activities. The Portfolio is responsible for all expenses not expressly stated to be payable by BMR under the Investment Advisory Agreement, including, without implied limitation, (i) expenses of maintaining the Portfolio and continuing its existence, (ii) registration of the Portfolio under the 1940 Act, (iii) commissions, fees and other expenses connected with the acquisition, holding and disposition of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale and redemption of interests in the Portfolio, (viii) expenses of registering and qualifying the Portfolio and interests in the Portfolio under federal and state securities laws and of preparing and printing registration statements or other offering statements or memoranda for such purposes and for distributing the same to investors, and fees and expenses of registering and maintaining registrations of the Portfolio and of the Portfolio's placement agent as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to investors and of meetings of investors and proxy solicitations therefor, (x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Portfolio (including without limitation safekeeping of funds, securities and other investments, keeping of books, accounts and records, and determination of net asset values, book capital account balances and tax capital account balances), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, investor servicing agents and registrars for all services to the Portfolio, (xv) expenses for servicing the accounts of investors, (xvi) any direct charges to investors approved by the Trustees of the Portfolio, (xvii) compensation and expenses of Trustees of the Portfolio who are not members of BMR's organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Portfolio to indemnify its Trustees, officers and investors with respect thereto, to the extent not covered by insurance.


    For a description of the compensation that the Portfolio pays BMR under the Investment Advisory Agreement, see the Fund's current Prospectus. For additional information about the Investment Advisory Agreement, including the net assets of the Portfolio and the investment advisory fees that the Portfolio paid BMR under the Investment Advisory Agreement, see "Fees and Expenses" in the Fund's Part II.


    The Investment Advisory Agreement with BMR may be continued indefinitely so long as such continuance is approved at least annually (i) by the vote of a majority of the Trustees of the Portfolio who are not interested persons of the Portfolio or of BMR cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty
(60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that BMR may render services to others. The Agreement also provides that BMR shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under that Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

    As indicated in the Prospectus, Eaton Vance serves as Administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement with the Fund, Eaton Vance has been engaged to administer the Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish for the use of the Fund office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund. For additional information about the Administrator. See "Fees and Expenses" in the Fund's Part II.

    The Fund pays all of its own expenses including, without limitation, (i) expenses of maintaining the Fund and continuing its existence, (ii) its pro rata share of registration of the Trust under the 1940 Act, (iii) commissions, fees and other expenses connected with the purchase or sale of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale, repurchase and redemption of shares, (viii) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, and fees and expenses of registering and maintaining registrations of the Fund and of the Fund's principal underwriter, if any, as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor,
(x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Fund (including without limitation safekeeping of funds, securities and other investments, keeping of books and accounts and determination of net asset values), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund, (xv) expenses for servicing shareholder accounts, (xvi) any direct charges to shareholders approved by the Trustees of the Trust, (xvii) compensation and expenses of Trustees of the Trust who are not members of the Eaton Vance organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Trust to indemnify its Trustees and officers with respect thereto to the extent not covered by insurance.

    BMR is a wholly-owned subsidiary of Eaton Vance. Eaton Vance and EV are both wholly-owned subsidiaries of EVC. BMR and Eaton Vance are both Massachusetts business trusts, and EV is the trustee of BMR and Eaton Vance. The Directors of EV are Landon T. Clay, M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G. L. Cabot and Ralph Z. Sorenson. Mr. Clay is chairman, Mr. Gardner is vice chairman and Mr. Hawkes is president and chief executive officer of EVC, BMR, Eaton Vance and EV. All of the issued and outstanding shares of Eaton Vance and EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust which expires on December 31, 1997, the Voting Trustees of which are Messrs. Clay, Gardner, Hawkes, Rowland and Thomas
E. Faust, Jr. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers or officers and Directors of EVC and EV. As of January 1, 1997, Messrs. Clay, Gardner and Hawkes each owned 24% of such voting trust receipts, and Messrs. Rowland and Faust owned 15% and 13%, respectively, of such voting trust receipts. Mr. Otis is an officer of the Trust and the Portfolio and is a member of the EVC, BMR, Eaton Vance and EV organizations. Messrs. Browse, Fetter, MacIntosh, Metzold, Murphy, O'Connor, and Woodbury and Ms. Anderes, Ms. Clemson and Ms. Sanders, are officers of the Trust and/or the Portfolio and are also members of the BMR, Eaton Vance and EV organizations. BMR will receive the fees paid under the Investment Advisory Agreement.

    EVC owns all of the stock of Energex Energy Corporation, which engages in oil and gas exploration and development. In addition, Eaton Vance owns all the stock of Northeast Properties, Inc., which is engaged in real estate investment. EVC owns all the stock of Fulcrum Management, Inc., and MinVen Inc., which are engaged in precious metal mining, venture investment and management. EVC also owns 24% of the Class A shares of Lloyd George Management (B.V.I.) Limited, a registered investment adviser. EVC, BMR, Eaton Vance and EV may also enter into other businesses.

    EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the custodian of the Fund and the Portfolio, IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.


                                  CUSTODIAN


    IBT acts as custodian for the Fund and the Portfolio. IBT has the custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of all the Portfolio's assets, maintains the general ledger of the Portfolio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Fund and the Portfolio. IBT charges fees which are competitive within the industry. A portion of the fee relates to custody, bookkeeping and valuation services and is based upon a percentage of Fund and Portfolio net assets and a portion of the fee relates to activity charges, primarily the number of portfolio transactions. These fees are then reduced by a credit for cash balances of the particular investment company at the custodian equal to 75% of the 91-day, U.S. Treasury Bill auction rate applied to the particular investment company's average daily collected balances for the week. Landon T. Clay, a Director of EVC and an officer, Trustee or Director of other entities in the Eaton Vance organization, owns approximately 13% of the voting stock of Investors Financial Services Corp., the holding company parent of IBT. Management believes that such ownership does not create an affiliated person relationship between the Fund or the Portfolio and IBT under the Investment Company Act of 1940. For the custody fees that the Portfolio and the Fund paid to IBT, see "Fees and Expenses" in the Fund's Part II.

    IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the Commission, for which it receives a separate fee.


                            SERVICE FOR WITHDRAWAL


    The Trust's Transfer Agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder (see "Eaton Vance Shareholder Services -- Withdrawal Plan" in the Fund's current Prospectus) based upon the value of the shares held. The checks will be drawn from share redemptions and hence, are a return of principal. Income dividends and capital gains distributions in connection with withdrawal accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the Transfer Agent or the Principal Underwriter will be able to terminate the withdrawal plan at any time without penalty.


                       DETERMINATION OF NET ASSET VALUE


    The net asset value of the shares of the Fund is determined by IBT (as agent and custodian for the Fund) in the manner described under "Valuing Fund Shares" in the Fund's current prospectus. The net asset value of the Portfolio is also computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. Inasmuch as the market for municipal obligations is a dealer market with no central trading location or continuous quotation system, it is not feasible to obtain last transation prices for most municipal obligations held by the Portfolio, and such obligations, including those purchaed on a when-issued basis, will normally be valued on the basis of valuations furnished by a pricing service. The pricing services uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Taxable obligations for which price quotations are readily available normally will be valued at the mean between the latest available bid and asked prices. Open futures positions on debt securities are valued at the most recent settlement prices, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or at the direction of the Trustees of the Portfolio. Other assets are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio. The Fund and the Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays:
New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the Exchange is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.


                            INVESTMENT PERFORMANCE


    Average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes that all distributions are reinvested at net asset value on the reinvestment dates during the period, a complete redemption of the investment and the deduction of the CDSC at the end of the period. For further information concerning the total return of the Fund, see "Performance Information" in the Fund's Part II.

    Yield is computed pursuant to a standardized formula by dividing its net investment income per share earned during a recent thirty-day period by the maximum offering price (net asset value) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods, reduced by accrued Fund expenses for the period with the resulting number being divided by the average daily number of Fund shares outstanding and entitled to receive distributions during the period. This yield figure does not reflect the deduction of any CDSC which are imposed upon certain redemptions at the rates set forth under "How to Redeem Fund Shares" in the Fund's current Prospectus. A taxable-equivalent yield is computed by dividing the tax-exempt yield figure by 1 minus a stated rate. For the yield and taxable equivalent yield of the Fund, see "Performance Information" in the Fund's Part II.

    The Principal Underwriter may publish to Authorized Firms the Fund's distribution rate and/or the effective distribution rate. The Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. The Fund's effective distribution rate is computed by dividing the distribution rate by the ratio (the days in a year divided by the accrual days of the monthly period) used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. Investor's should note that the Fund's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on the Fund's last monthly distribution which tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Fund during the month.

    The Fund's total return may be compared to relevant indices, such as the Consumer Price Index, the Bond Buyer 25 Revenue Bond Index and the Lehman Brothers Municipal Bond Index, which may be used in advertisements and in information furnished to present or prospective shareholders. The Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

    The Fund may provide investors with information on municipal bond investing, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources (such as Lipper Analytical Services, CDA/Wiesenberger and Morningstar, Inc.; The Bond Buyer, the Federal Reserve Board or The Wall Street Journal). The Fund may also refer in investor publications to Tax Freedom Day, as computed by the Tax Foundation, Washington, DC 20005, to help illustrate the value of tax free investing, as well as other tax-related information. Information, charts and illustrations showing the effects of inflation and taxes (including their effect on the dollar and the return on various investments) and compounding earnings, may also be included in advertisements and materials furnished to present and prospective investors.

    Information about portfolio allocation and holdings of the Portfolio at a particular date (including ratings assigned by independent ratings services such as Moody's, S&P and Fitch) may be included in advertisements and other material furnished to present and prospective shareholders. Such information may be stated as a percentage of the Portfolio's bond holdings on such date.


    Comparative information about the yield or distribution rate of the Fund and about average rates of return on certificates of deposit, bank money market deposit accounts, money market mutual funds and other short-term investments may also be included in advertisements, supplemental sales literature or communications of the Fund. Such information may also compare the tax equivalent yield (or value) of the Fund to the after-tax yield (or value) of such other investment vehicles. A bank certificate of deposit, unlike the Fund's shares, pays a fixed rate of interest and entitles the depositor to receive the face amount of the certificate of deposit at maturity. A bank money market deposit account is a form of savings account which pays a variable rate of interest. Unlike the Fund's shares, bank certificates of deposit and bank money market deposit accounts are insured by the Federal Deposit Insurance Corporation. A money market mutual fund is designed to maintain a constant value of $1.00 per share and, thus, a money market fund's shares are subject to less price fluctuation than the Fund's shares.

    The average rates of return of money market mutual funds, certificates of deposit and bank money market deposit accounts referred to in advertisements, supplemental sales literature or communications of the Fund will be based on rates published by the Federal Reserve Bank, Donoghues Money Fund Averages, RateGram or The Wall Street Journal.


    Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:
     -- cost associated with aging parents;
     -- funding a college education (including its actual and estimated cost); -- health care expenses (including actual and projected expenses);
     -- long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
     -- retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

    Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in municipal bond funds. Such information may describe the following advantages of investing in a municipal bond mutual fund versus individual municipal bonds: regular monthly income; free reinvestment of distributions; potential for increased income; bond diversification; liquidity; low-cost easy access; and active management and in depth analysis by investment professionals; In addition, by investing in a municipal bond fund instead of individual bonds, an investor can avoid dealing with the complexities of the municipal bond market, while benefitting from the market access and lower transactions costs enjoyed by municipal bond funds. Such information may also suggest the appropriateness of the Fund as an investment for certain types of investors such as: conservative investors who want higher after-tax income, but are concerned about the potential volatility of long-term bonds or bond funds; dual-income couples in a high tax bracket; and investors with long-term municipal bonds or fund portfolios who are seeking diversification.

    The Fund may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.

                                    TAXES


    See "Distributions and Taxes" in the Fund's current Prospectus.


    Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated, and intends to qualify each year, as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute its net investment income (including tax-exempt income) and net realized capital gains in accordance with the timing requirements imposed by the Code, so as to avoid any federal income or excise tax on the Fund. The Fund so qualified for its fiscal year ended August 31, 1996. Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to satisfy them. The Portfolio will allocate at least annually among its investors, including the Fund, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund will be deemed (i) to own its proportionate share of each of the assets of the Portfolio and (ii) to be entitled to the gross income of the Portfolio attributable to such share.

    In order to avoid federal excise tax, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income (not including tax-exempt income) for such year, at least 98% of the excess of its realized capital gains over its realized capital losses, generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards, and 100% of any income from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC for federal income tax purposes and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio is liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.


    The Portfolio's investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be allocated daily to interests in the Portfolio and, in order to enable the Fund to distribute its proportionate share of this income and avoid a tax payable by the Fund, the Portfolio may be required to liquidate portfolio securities that it might otherwise have continued to hold in order to generate cash that the Fund may withdraw from the Portfolio for subsequent distribution to Fund shareholders.

    Investments in lower-rated or unrated securities may present special tax issues for the Portfolio and hence for the Fund to the extent actual or anticipated defaults may be more likely with respect to such securities. Tax rules are not entirely clear about issues such as when the Portfolio may cease to accrue interest, original issue discount, or market discount; when and to what extent deductions may be taken for bad debts or worthless securities; how payments received on obligations in default should be allocated between principal and income; and whether exchanges of debt obligations in a workout context are taxable.


    Distributions by the Fund of net tax-exempt interest income that are properly designated as "exempt-interest dividends" may be treated by shareholders as interest excludable from gross income under Section 103(a) of the Code. In order for the Fund to be entitled to pay the tax-exempt interest income allocated to it by the Portfolio as exempt-interest dividends to its shareholders, the Fund must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a). For purposes of applying this 50% requirement, the Fund will be deemed to own its proportionate share of each of the assets of the Portfolio, and the Portfolio currently intends to invest its assets in a manner such that the Fund can meet this 50% requirement. Interest on certain municipal obligations is treated as a tax preference item for purposes of the AMT. Shareholders of the Fund are required to report tax-exempt interest on their federal income tax returns.

    From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Under federal tax legislation enacted in 1986, the federal income tax exemption for interest on certain municipal obligations was eliminated or restricted. As a result of such legislation, the availability of municipal obligations for investment by the Portfolio and the value of the securities held by the Portfolio may be affected.

    In the course of managing its investments, the Portfolio may realize some short-term and long-term capital gains (and/or losses) as a result of market transactions, including sales of portfolio securities and rights to when-issued securities and options and futures transactions. The Portfolio may also realize taxable income from certain short-term taxable obligations, securities loans, a portion of discount with respect to certain stripped municipal obligations or their stripped coupons, and certain realized gains or income attributable to accrued market discount. Any distributions by the Fund of its share of such capital gains (after reduction by any capital loss carryforwards) or taxable income would be taxable to shareholders of the Fund. However, it is expected that such amounts, if any, would normally be insubstantial in relation to the tax exempt interest earned by the Portfolio and allocated to the Fund. Certain distributions of the Fund declared in October, November or December and paid the following January will be taxed to shareholders as if received on December 31 of the year in which they are declared.

    The Portfolio's transactions in options and futures contracts will be subject to special tax rules that may affect the amount, timing and character of Fund distributions to shareholders. For example, certain positions held by the Portfolio on the last business day of each taxable year will be marked to market (i.e., treated as if closed out on such day), and any resulting gain or loss will generally be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by the Portfolio that substantially diminish the Portfolio's risk of loss with respect to other positions in its portfolio may constitute "straddles," which are subject to tax rules that may cause deferral of Portfolio losses, adjustments in the holding period of Portfolio securities and conversion of short-term into long-term capital losses. The Portfolio may have to limit its activities in options and futures contracts in order to enable the Fund to maintain its qualification as a RIC for federal income tax purposes.

    Any loss realized upon the sale or exchange of shares of the Fund with a tax holding period of 6 months or less will be disallowed to the extent the shareholder has received tax-exempt interest with respect to such shares and, to the extent the loss exceeds the disallowed amount, will be treated as a long-term capital loss to the extent of any distribution treated as net long-term capital gains with respect to such shares. In addition, a loss realized on a redemption or other disposition of Fund shares may be disallowed to the extent the shareholder acquired other Fund shares (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date.

    Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number and certain certifications required by the Internal Revenue Service, as well as shareholders with respect to whom the Fund has received notification from the Internal Revenue Service or a broker, may be subject to "backup" withholding of federal income tax from the Fund's taxable dividends and distributions and the proceeds of redemptions (including repurchases and exchanges), at a rate of 31%. An individual's taxpayer identification number is generally his or her social security number.

    Non-resident alien individuals and certain foreign corporations and other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on the Fund's distributions from its ordinary income and the excess of its net short-term capital gain over its net long-term capital loss, unless the tax is reduced or eliminated by an applicable tax treaty. Distributions from the excess of the Fund's net long-term capital gain over its net short-term capital loss received by such shareholders and any gain from the sale or other disposition of shares of the Fund generally will not be subject to U.S. federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may result if the shareholder is engaged in a trade or business in the United States, is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident, or fails to provide any required certifications regarding status as a non-resident alien investor. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Fund.


    The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local or foreign tax consequences of investing in the Fund.

                            PRINCIPAL UNDERWRITER


    Shares of the Fund may be continuously purchased at the public offering price through Authorized Firms which have agreements with the Principal Underwriter. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.

    The public offering price is the net asset value next computed after receipt of the order, plus, where applicable, a variable percentage (sales charge) depending upon the amount of purchase as indicated by the sales charge table set forth in the Fund's current Prospectus (see "How to Buy Fund Shares"). Such table is applicable to purchases of the Fund alone or in combination with purchases of the other funds offered by the Principal Underwriter, made at a single time by (i) an individual, or an individual, his spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account.

    The table is also presently applicable to (1) purchases of Fund shares, alone or in combination with purchases of any of the other funds offered by the Principal Underwriter, through one dealer aggregating $50,000 or more made by any of the persons enumerated above within a thirteen-month period starting with the first purchase pursuant to a written Statement of Intention, in the form provided by the Principal Underwriter, which includes provisions for a price adjustment depending upon the amount actually purchased within such period (a purchase not made pursuant to such Statement may be included thereunder if the Statement is filed within 90 days of such purchase); or (2) purchases of the Fund pursuant to the Right of Accumulation and declared as such at the time of purchase.

    Subject to the applicable provisions of the 1940 Act, the Fund may issue shares at net asset value in the event that an investment company (whether a regulated or private investment company or a personal holding company) is merged or consolidated with or acquired by the Fund. Normally no sales charges will be paid in connection with an exchange of Fund shares for the assets of such investment company. Shares may be sold at net asset value to any officer, director, trustee, general partner or employee of the Fund, the Portfolio or any investment company for which Eaton Vance or BMR acts as investment adviser, any investment advisory, agency, custodial or trust account managed or administered by Eaton Vance or by any parent, subsidiary or other affiliate of Eaton Vance, or any officer, director or employee of any parent, subsidiary or other affiliate of Eaton Vance. The terms "officer," "director," "trustee," "general partner" or "employee" as used in this paragraph include any such person's spouse and minor children, and also retired officers, directors, trustees, general partners and employees and their spouses and minor children. Shares of the Fund may also be sold at net asset value to registered representatives and employees of Authorized Firms and to the spouses and children under the age of 21 and beneficial accounts of such persons.

    The Trust reserves the right to suspend or limit the offering of shares of the Fund to the public at any time.

    The Principal Underwriter acts as principal in selling shares of the Fund under the Distribution Agreement with the Trust on behalf of the Fund. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising are borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the Board of Trustees of the Trust (including a majority of its Trustees who are not interested persons of the Principal Underwriter or the Trust), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Principal Underwriter allows Authorized Firms discounts from the applicable public offering price which are alike for all Authorized Firms. The Principal Underwriter may allow, upon notice to all Authorized Firms with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. See "How to Buy Fund Shares" in the Fund's current Prospectus for the discounts allowed to Authorized Firms on the sale of Fund shares. During periods when the discount includes the full sales charge, such Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933. For the amount of sales charges for sales of Fund shares paid to the Principal Underwriter (and Authorized Firms), see "Fees and Expenses" in the Fund's Part II.

    The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. For the amount paid by the Fund to the Principal Underwriter for acting as repurchase agent, see "Fees and Expenses" in the Fund's Part II.

                              DISTRIBUTION PLAN

    The Distribution Plan (the "Plan") is described in the prospectus and is designed to meet the requirements of Rule 12b-1 under the 1940 Act and the NASD Rule. The purpose of the Plan is to compensate the Principal Underwriter for its distribution services and facilities provided to the Fund by paying the Principal Underwriter sales commissions and a separate distribution fee in connection with sales of Fund shares. The following supplements the discussion of the Plan contained in the Fund's prospectus.


    The amount payable by the Fund to the Principal Underwriter pursuant to the Plan as sales commissions and distribution fees with respect to each day will be accrued on such day as a liability of the Fund and will accordingly reduce the Fund's net assets upon such accrual, all in accordance with generally accepted accounting principles. The amount payable on each day is limited to 1/365 of
 .75% of the Fund's net assets on such day. The level of the Fund's net assets changes each day and depends upon the amount of sales and redemptions of Fund shares, the changes in the value of the investments made by its corresponding Portfolio, the expenses of the Fund and of its corresponding Portfolio accrued and allocated to the Fund on such day, income on portfolio investments of its corresponding Portfolio accrued and allocated to the Fund on such day, and any dividends and distributions declared on Fund shares. The Fund does not accrue possible future payments as a liability of the Fund or reduce the Fund's current net assets in respect of unknown amounts which may become payable under the Plan in the future because the standards for accrual of such a liability under accounting principles have not been satisfied.


    The Plan provides that the Fund will receive all CDSCs and will make no payments to the Principal Underwriter in respect of any day on which there are no outstanding Uncovered Distribution Charges of the Principal Underwriter. CDSCs and accrued amounts will be paid by the Fund to the Principal Underwriter whenever there exist Uncovered Distribution Charges under the Fund's Plan.

    Periods with a high level of sales of Fund shares accompanied by a low level of early redemptions of Fund shares resulting in the imposition of CDSCs will tend to increase the time during which there will exist Uncovered Distribution Charges of the Principal Underwriter. Conversely, periods with a low level of sales of Fund shares accompanied by a high level of early redemptions of Fund shares resulting in the imposition of CDSCs will tend to reduce the time during which there will exist Uncovered Distribution Charges of the Principal Underwriter.

    In calculating daily the amount of uncovered distribution charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the Principal Underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Plan by the Fund to the Principal Underwriter and CDSCs theretofore paid or payable to the Principal Underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding Uncovered Distribution Charges with respect to such day. The amount of outstanding Uncovered Distribution Charges of the Principal Underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of Uncovered Distribution Charges of the Principal Underwriter at any particular time depends upon various changing factors, including the level and timing of sales of Fund shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through Authorized Firms), the level and timing of redemptions of Fund shares upon which a CDSC will be imposed, the level and timing of redemptions of Fund shares upon which no CDSC will be imposed (including redemptions involving exchanges of Fund shares for shares of another fund in the Eaton Vance Marathon Group of Funds which result in a reduction of Uncovered Distribution Charges), changes in the level of the net assets of the Fund, and changes in the interest rate used in the calculation of the distribution fee under the Plan.

    As currently implemented by the Trustees, the Fund's Plan authorizes payments of sales commissions and distribution fees to the Principal Underwriter and service fees to the Principal Underwriter and Authorized Firms which may be equivalent, on an aggregate basis during any fiscal year of the Fund, to .95% of the Fund's average daily net assets for such year. For the sales commission and service fee payments made by the Fund and the outstanding Uncovered Distribution Charges of the Principal Underwriter, see "Fees and Expenses -- Distribution Plan" in the Fund's Part II of this SAI. The Fund believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the Principal Underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Plan through an increase in the Fund's assets (thereby increasing the advisory fee payable to BMR by the Portfolio) resulting from sale of Fund shares and through amounts paid to the Principal Underwriter, including CDSCs pursuant to the Plan. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts theretofore received by the Principal Underwriter pursuant to the Plan and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Fund.


    The Plan provides that it shall continue in effect for so long as such continuance is approved at least annually by the vote of both a majority of (i) the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office, and the Distribution Agreement contains a similar provision. The Plan and Distribution Agreement may be terminated at any time by a vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The provisions of the Plan relating to payments of sales commissions and distribution fees to the Principal Underwriter are also included in the Distribution Agreement between the Trust on behalf of the Fund and the Principal Underwriter. Under the Plan the President or a Vice President of the Trust shall provide to the Trustees for their review, and the Trustees shall review at least quarterly, a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the Fund, and all material amendments of the Plan must also be approved by the Trustees as required by Rule 12b-1. So long as the Plan is in effect, the selection and nomination of the Trustees who are not interested persons of the Trust shall be committed to the discretion of the Trustees who are not such interested persons.

    The Trustees believe that the Plan will be a significant factor in the growth of the Fund's assets, resulting in increased investment flexibility and advantages which will benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the Principal Underwriter under the Plan will compensate the Principal Underwriter for its services and expenses in distributing shares of the Fund. Service fee payments made to the Principal Underwriter and Authorized Firms under the Plan provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the Principal Underwriter and Authorized Firms, the Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

                       PORTFOLIO SECURITY TRANSACTIONS

    Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR. BMR is also responsible for the execution of transactions for all other accounts managed by it.

    BMR places the portfolio security transactions of the Portfolio and of all other accounts managed by it for execution with many firms. BMR uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to the Portfolio and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, BMR will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any. Municipal obligations, including State obligations, purchased and sold by the Portfolio are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. The Portfolio may also purchase municipal obligations from underwriters, the cost of which may include undisclosed fees and concessions to the underwriters. While it is anticipated that the Portfolio will not pay significant brokerage commissions in connection with such portfolio security transactions, on occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Portfolio will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of BMR, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the Portfolio and BMR's other clients for providing brokerage and research services to BMR.

    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if BMR determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of overall responsibilities which BMR and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, BMR will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

    It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, BMR receives Research Services from many broker-dealer firms with which BMR places the Portfolio transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions and recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by BMR in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to BMR in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Portfolio is not reduced because BMR receives such Research Services. BMR evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which BMR believes are useful or of value to it in rendering investment advisory services to its clients.


    Subject to the requirement that BMR shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, BMR is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the Association shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

    Municipal obligations considered as investments for the Portfolio may also be appropriate for other investment accounts managed by BMR or its affiliates. BMR will attempt to allocate in a manner it deems equitable portfolio security transactions among the Portfolio and the portfolios of its other investment accounts whenever decisions are made to purchase or sell securities by the Portfolio and one or more of such other accounts simultaneously. In making such allocations, the main factors to be considered are the respective investment objectives of the Portfolio and such other accounts, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Portfolio and such accounts, the size of investment commitments generally held by the Portfolio and such accounts and the opinions of the persons responsible for recommending investments to the Portfolio and such accounts. However, there may be instances when the Portfolio will not participate in a securities transaction that is allocated among other accounts. While this procedure could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits available from the BMR organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

                              OTHER INFORMATION


    Eaton Vance, pursuant to its agreement with the Trust, controls the use of the words "Eaton Vance" and "EV" in the Fund's name and may use the words "Eaton Vance" and "EV" in other connections and for other purposes.


    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's by-laws, the Trustees shall continue to hold office and may appoint successor Trustees.


    The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.


    The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or
(2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

    The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

    In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.


    The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.


    The Portfolio's Declaration of Trust provides that the Portfolio will terminate 120 days after the complete withdrawal of the Fund or any other investor in the Portfolio, unless either the remaining investors, by unanimous vote at a meeting of such investors, or a majority of the Trustees of the Portfolio, by written instrument consented to by all investors, agree to continue the business of the Portfolio. This provision is consistent with treatment of the Portfolio as a partnership for federal income tax purposes.

    The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the Commission, or during any emergency as determined by the Commission which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.


                   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

    Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts, are the independent certified public accountants of the Fund and the Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.


                             FINANCIAL STATEMENTS


    The financial statements of the Fund and the Portfolio, which are included in the Fund's Annual Report to Shareholders, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance on the report of Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing. A copy of the Annual Report accompanies this SAI.


    Registrant incorporates by reference the audited financial information for the Funds and the Portfolios listed below for the fiscal year ended August 31, 1996, as previously filed electronically with the Commission:

                     EV Marathon Alabama Municipals Fund
                     EV Marathon Arkansas Municipals Fund
                     EV Marathon Georgia Municipals Fund
                     EV Marathon Kentucky Municipals Fund
                    EV Marathon Louisiana Municipals Fund
                     EV Marathon Maryland Municipals Fund
                     EV Marathon Missouri Municipals Fund
                  EV Marathon North Carolina Municipals Fund
                      EV Marathon Oregon Municipals Fund
                  EV Marathon South Carolina Municipals Fund
                    EV Marathon Tennessee Municipals Fund
                     EV Marathon Virginia Municipals Fund
                     (Accession No. 0000950135-96-005156)

                                   APPENDIX

                      DESCRIPTION OF SECURITIES RATINGS+

                       MOODY'S INVESTORS SERVICE, INC.

MUNICIPAL BONDS

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

    1. An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

    3. There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

NOTE: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

MUNICIPAL SHORT-TERM OBLIGATIONS

RATINGS: Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such rating recognizes the differences between short term credit risk and long term risk. Factors effecting the liquidity of the borrower and short term cyclical elements are critical in short term ratings, while other factors of major importance in bond risk, long term secular trends for example, may be less important over the short run.

A short term rating may also be assigned on an issue having a demand feature, variable rate demand obligation (VRDO). Such ratings will be designated as VMIG1, SG or if the demand feature is not rated, NR. A short term rating on issues with demand features are differentiated by the use of the VMIG1 symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.


                       STANDARD & POOR'S RATINGS GROUP


INVESTMENT GRADE

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1: The Rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

P: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L: The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

MUNICIPAL NOTES

S&P note ratings reflect the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

    -- Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

    -- Sources of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

    SP-1: Strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics will be given a plus(+) designation.

    SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

    SP-3: Speculative capacity to pay principal and interest.


                        FITCH INVESTORS SERVICE, INC.


INVESTMENT GRADE BOND RATINGS

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligors ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

HIGH YIELD BOND RATINGS

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) OR MINUS (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

INVESTMENT GRADE SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Stong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2: Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

F-3: Fair Credit Quality. Issues carrying this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse change could cause these securities to be rated below investment grade.

                               * * * * * * * *

NOTES: Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. The Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in the evaluation of such bonds.

    Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

----------
+The ratings indicated herein are believed to be the most recent ratings available at the date of this Statement of Additional Information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on the date of the Portfolio's fiscal year end.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV MARATHON ALABAMA MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Alabama State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Alabama Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION

    The following information as to certain Alabama considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Alabama issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Alabama issuers. Neither the Trust nor the Portfolio has independently verified this information.

    Alabama's business cycle is closely related to the national economy, due to its manufacturing based economy. The State's economy has changed little in the past few years. Growth in machinery, aerospace and electronic manufacturing have become increasingly important to the State. The present movement toward diversification of the State's manufacturing base and a similar trend toward enlargement and diversification of the service industries are expected to lead to increased stability. With its strong natural gas and oil deposits, Alabama is well positioned in energy markets. An important factor affecting the economy is the State owned Port of Mobile which primarily handles coal exports and serves as a major Gulf Coast port. The Port of Mobile is one of the nation's busiest ports in tons of cargo handled.

    Although manufacturing remains the largest employment sector, the State economy has become less dependent on manufacturing. Strong growth in the service and wholesale/retail trade sectors combined with a weakening manufacturing sector has enabled the economy to become more diverse. However, its reliance on the manufacturing sector remains significantly greater than the national average. In the past several years, the loss of manufacturing jobs has been primarily as a result of weakness in the durable good sector. Overall, non-agricultural employment has steadily grown during the past five years.


                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of August 31, 1996, the Portfolio had net assets of $108,543,550. For the fiscal year ended August 31, 1996, the Portfolio paid BMR advisory fees of $455,711 (equivalent to 0.40% of the Portfolio's average daily net assets for such year). For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $466,320 (equivalent to 0.40% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $373,047 (equivalent to 0.38% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in Part I.

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1997 and may be continued as described under "Distribution Plan" in
Part I. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's shareholders and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $156,301 on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $805,078 and the Principal Underwriter received approximately $363,000 in CDSCs imposed on early redeeming shareholders. The sales commissions and CDSCs paid to the Principal Underwriter reduced Uncovered Distribution Charges under the Plan. As at August 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $3,631,000 (which amount was equivalent to 3.6% of the Fund's net assets on such date). During the fiscal year ended August 31, 1996, the Fund paid or accrued service fees under the Plan aggregating $188,442, of which $187,873 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal years ended August 31, 1996, the Fund paid the Principal Underwriter $1,152.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal year ended August 31, 1996 and 1995, and for the eleven months ended August 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex (1):

                               AGGREGATE      AGGREGATE     TOTAL COMPENSATION
                             COMPENSATION   COMPENSATION     FROM TRUST AND
NAME                           FROM FUND   FROM PORTFOLIO       FUND COMPLEX
----                           ---------   --------------       ------------
Donald R. Dwight ..........      $687          $1,542(2)        $142,500(4)
Samuel L. Hayes, III ......       632           1,687(3)         153,750(5)
Norton H. Reamer ..........       628           1,645            142,500
John L. Thorndike .........       636           1,729            147,500
Jack L. Treynor ...........       681           1,683            147,500

----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $578 of deferred compensation.
(3) Includes $570 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION

    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I, Timothy T. Browse (37) is a Vice President of the Portfolio. Mr. Browse has served as a Vice President of the Portfolio since June 19, 1995. Mr. Browse has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1992. Mr. Browse is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, Mr. Browse was a Municipal Bond Trader at Fidelity Management & Research Company (1987-1992).

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from May 1, 1992 through August 31, 1996 and for the one-year period ended August 31, 1996.


                         VALUE OF A $1,000 INVESTMENT


                                                                                TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                           VALUE BEFORE      VALUE AFTER             DEDUCTING                   DEDUCTING
                                           DEDUCTING THE    DEDUCTING THE         THE MAXIMUM CDSC           THE MAXIMUM CDSC**
 INVESTMENT     INVESTMENT    AMOUNT OF    MAXIMUM CDSC     MAXIMUM CDSC**   --------------------------  --------------------------
   PERIOD          DATE      INVESTMENT     ON 8/31/96        ON 8/31/96      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
-------------  ------------  -----------  ---------------  ----------------  ------------  ------------  ------------  ------------
Life of
the Fund***      5/1/92*       $1,000        $1,303.02        $1,283.02         30.30%        6.29%         28.30%        5.91%
1 Year
Ended
8/31/96          8/31/95       $1,000        $1,048.51        $  998.51         4.85%         4.85%         -0.15%       -0.15%


    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.
----------
  * Investment operations began on May 1, 1992.


 ** No CDSC is imposed on certain redemptions. See the Fund's current
    Prospectus.


*** If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.


    For the thirty-day period ended August 31, 1996, the yield of the Fund was 4.82%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.82% would be 6.99%, assuming a combined federal and State tax rate of 34.45%.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As at November 30, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of November 30, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 35.0% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              OTHER INFORMATION


    The Fund changed its name from Eaton Vance Alabama Tax Free Fund to EV Marathon Alabama Tax Free Fund on February 1, 1994 and EV Marathon Alabama Municipals Fund on January 1, 1996.

                          TAX EQUIVALENT YIELD TABLE


    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Alabama State income tax laws and tax rates applicable for 1996.

                                                                                   A FEDERAL AND ALABAMA STATE
                                                 COMBINED                              TAX EXEMPT YIELD OF:
    SINGLE RETURN           JOINT RETURN        FEDERAL AND       4%       4.5%       5%       5.5%       6%       6.5%       7%
----------------------  --------------------     AL STATE      --------------------------------------------------------------------
             (TAXABLE INCOME)*                 TAX BRACKET+                 IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
--------------------------------------------  ---------------  --------------------------------------------------------------------
        Up to $ 24,000        Up to $ 40,100       19.25%        4.95%     5.57%     6.19%     6.81%     7.43%     8.05%     8.67%
     $ 24,001-$ 58,150     $ 40,101-$ 96,900       31.60%        5.85      6.58      7.31      8.04      8.77      9.50     10.23
     $ 58,151-$121,300     $ 96,901-$147,700       34.45%        6.10      6.86      7.63      8.39      9.15      9.92     10.68
     $121,301-$263,750     $147,701-$263,750       39.20%        6.58      7.40      8.22      9.05      9.87     10.69     11.51
         Over $263,750         Over $263,750       42.62%        6.97      7.84      8.71      9.59     10.46     11.33     12.20

*Net amount subject to federal and Alabama personal income tax after deductions and exemptions.

+The first tax bracket is calculated using the highest Alabama tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax brackets assume that Alabama taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income. The assumed Alabama State income tax rate is 5%.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Alabama State income taxes) for taxpayers with adjusted gross income in excess of $117,950. The tax brackets also do not show the effects of phase out of personal exemptions for single filers with Adjusted Gross Income in excess of $117,950 and joint filers with adjusted gross income in excess of $176,950. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Alabama personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Alabama personal income taxes. It should also be noted that the interest earned on certain "private activity" bonds issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV MARATHON ARKANSAS MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Arkansas State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Arkansas Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION

    The following information as to certain Arkansas considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Arkansas issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Arkansas issuers. Neither the Trust nor the Portfolio has independently verified this information.

    The Constitution of the State does not limit the amount of general obligation bonds which may be issued by the State; however, no such bonds may be issued unless approved by the voters of the State at a general election or a special election held for that purpose. There is no constitutional limitation on the aggregate principal amount of revenue bonds that may be issued by the State and its agencies. All revenue bonds and notes are secured only by specific revenue streams and neither the general revenues of the State nor its full faith and credit are pledged to repayment.

    Pursuant to the Revenue Stabilization Law, the General Assembly must enact legislation to provide for an allotment process of funding appropriations in order to comply with State law prohibiting deficit spending whereby spending is limited to actual revenues received by the State. The Governor may restrict spending to a level below the level of appropriations. Pursuant to the Stabilization Act, the General Assembly establishes five levels of priority for general revenue spending, levels "A," "B," "B-1," "C" and "C-1". Successive levels of appropriations are funded only in the event sufficient revenues have been generated to fully fund any prior level. Accordingly, appropriations made to programs and agencies are only maximum authorizations to spend. Actual expenditures are limited to the lesser of (i) moneys flowing into a program or agency's fund maintained by the Treasurer or (ii) the maximum appropriation by the General Assembly. Since State revenues are not collected throughout the year in a pattern consistent with program and agency expenditures, a budget revolving fund, which receives interest earnings from State fund investments, has been established and is utilized to assure proper cash flow during any period. One-half of all moneys deposited into the budget revolving fund ultimately are utilized to supplement the State's capital construction program and the balance is distributed to programs and agencies funded from general revenues.

    The State operates under a biennial budgeting system with July 1, 1995 beginning the current biennium. The State ended fiscal 1994 in balance as required by the Revenue Stabilization Act. Net available general revenue growth for fiscal 1994 was 9%.


                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of August 31, 1996, the Portfolio had net assets of $74,103,217. For the fiscal year ended August 31, 1996, the Portfolio paid BMR advisory fees of $280,071 (equivalent to 0.36% of the Portfolio's average daily net assets for such year). For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $296,231 (equivalent to 0.37% of the Portfolio's average daily net assets for such year). For the period from the Portfolio's start of business, February 1, 1994, to the fiscal year ended August 31, 1994, absent a fee reduction, the Portfolio would have paid BMR advisory fees of $172,691 (equivalent to 0.38% (annualized) of the Portfolio's average daily net assets for such period). To enhance the net income of the Portfolio, BMR made a reduction of its advisory fee in the amount of $88,417. The Portfolio's Investment Advisory Agreement with BMR is dated February 1, 1994 and may be continued as described under "Investment Adviser and Administrator" in Part I.

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1997 and may be continued as described under "Distribution Plan" in
Part I. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's shareholders and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $109,223 on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $585,185 and the Principal Underwriter received approximately $312,000 in CDSCs imposed on early redeeming shareholders. The sales commissions and CDSCs paid to the Principal Underwriter reduced Uncovered Distribution Charges under the Plan. As at August 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $2,777,000 (which amount was equivalent to 3.8% of the Fund's net assets on such date). During the fiscal year ended August 31, 1996, the Fund paid or accrued service fees under the Plan aggregating $130,268, of which $129,088 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1996, the Fund paid the Principal Underwriter $1,005 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal year ended August 31, 1996, the Portfolio paid brokerage commissions of $20,283 on portfolio security transactions aggregating $144,975,283 to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended August 31, 1995, and for the period from the start of business, February 1, 1994, to the fiscal year ended August 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfoio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex (1):

                               AGGREGATE      AGGREGATE     TOTAL COMPENSATION
                             COMPENSATION   COMPENSATION     FROM TRUST AND
NAME                           FROM FUND   FROM PORTFOLIO       FUND COMPLEX
----                           ---------   --------------       ------------
Donald R. Dwight ..........      $343          $1,129(2)        $142,500(4)
Samuel L. Hayes, III ......       316           1,308(3)         153,750(5)
Norton H. Reamer ..........       314           1,268            142,500
John L. Thorndike .........       318           1,348            147,500
Jack L. Treynor ...........       341           1,274            147,500
----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $424 of deferred compensation.
(3) Includes $446 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION

    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I, Timothy T. Browse (37) is a Vice President of the Portfolio. Mr. Browse has served as a Vice President of the Portfolio since June 19, 1995. Mr. Browse has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1992. Mr. Browse is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, Mr. Browse was a Municipal Bond Trader at Fidelity Management & Research Company (1987-1992).

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from October 2, 1992 through August 31, 1996 and for the one-year period ended August 31, 1996.


                         VALUE OF A $1,000 INVESTMENT


                                                                                TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                           VALUE BEFORE      VALUE AFTER             DEDUCTING                   DEDUCTING
                                           DEDUCTING THE    DEDUCTING THE         THE MAXIMUM CDSC           THE MAXIMUM CDSC**
 INVESTMENT     INVESTMENT    AMOUNT OF    MAXIMUM CDSC     MAXIMUM CDSC**   --------------------------  --------------------------
   PERIOD          DATE      INVESTMENT     ON 8/31/96        ON 8/31/96      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
-------------  ------------  -----------  ---------------  ----------------  ------------  ------------  ------------  ------------
Life of
the Fund***      10/2/92*      $1,000        $1,238.14        $1,208.14         23.81%        5.60%         20.81%        4.94%
1 Year
Ended
8/31/96          8/31/95       $1,000        $1,040.54        $  990.83          4.05%        4.05%         -0.92%       -0.92%


    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.


----------
  * Investment operations began on October 2, 1992.
 ** No CDSC is imposed on certain redemptions. See the Fund's current
    Prospectus.
*** If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1996, the yield of the Fund was 4.33%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.33% would be 6.75%, assuming a combined federal and State tax rate of 35.83%.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at November 30, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of November 30, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 11.7% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION

    The Fund changed its name from Eaton Vance Arkansas Tax Free Fund to EV Marathon Arkansas Tax Free Fund on February 1, 1994 and to EV Marathon Arkansas Municipals Fund on January 1, 1996.

                          TAX EQUIVALENT YIELD TABLE


    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Arkansas State income tax laws and tax rates applicable for 1996.

                                                                                   A FEDERAL AND ARKANSAS STATE
                                                  COMBINED                             TAX EXEMPT YIELD OF:
     SINGLE RETURN           JOINT RETURN        FEDERAL AND      4%       4.5%       5%       5.5%       6%       6.5%       7%
----------------------------------------------    AR STATE     --------------------------------------------------------------------
              (TAXABLE INCOME*)                 TAX BRACKET+                IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
----------------------------------------------  -------------  --------------------------------------------------------------------
         Up to $ 24,000         Up to $ 40,100     20.95%        5.06%     5.69%     6.33%     6.96%     7.59%     8.22%     8.86%
    $ 24,001 - $ 58,150    $ 40,101 - $ 96,900     33.04         5.97      6.72      7.47      8.21      8.96      9.71     10.45
    $ 58,151 - $121,300    $ 96,901 - $147,700     35.83         6.23      7.01      7.79      8.57      9.35     10.13     10.91
    $121,301 - $263,750    $147,701 - $263,750     40.48         6.72      7.56      8.40      9.24     10.08     10.92     11.76
        Over - $263,750        Over - $263,750     43.83         7.12      8.01      8.90      9.79     10.68     11.57     12.46

 *Net amount subject to federal and Arkansas personal income tax after deductions and exemptions.

 +The first tax bracket is calculated using the highest Arkansas tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax brackets assume that Arkansas taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income. The assumed Arkansas State income tax rate is 7%.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Arkansas State income taxes) for taxpayers with adjusted gross income in excess of $117,950. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $117,950 and joint filers with adjusted gross income in excess of $176,950. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Arkansas personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Arkansas personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV MARATHON GEORGIA MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Georgia State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Georgia Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION
    The following information as to certain Georgia considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Georgia issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Georgia issuers. Neither the Trust nor the Portfolio has independently verified this information.

    The Georgia Constitution provides that the State may incur public debt of two types for public purposes: (1) general obligation debt and (2) guaranteed revenue debt. General obligation debt may be incurred to acquire, construct, develop, extend, enlarge or improve land, waters, property, highways, buildings, structures, equipment or facilities of the State, its agencies, departments, institutions and certain State authorities, to provide educational facilities for county and independent school systems, to provide public library facilities for county and independent school systems, counties, municipalities, and boards of trustees of public libraries or boards of trustees of public library systems, to make loans to counties, municipal corporations, political subdivisions, local authorities and other local government entities for water or sewerage facilities or systems, and to make loans to local government entities for regional or multijurisdictional solid waste recycling or solid waste facilities or systems. No general obligation debt may be incurred, however, when the highest aggregate annual debt service requirements for the then current year or any subsequent year for outstanding general obligation debt and guaranteed revenue debt, including any proposed debt, and the highest aggregate annual payments for the then current year or any subsequent fiscal year of the State under certain State contracts, exceed ten percent of the total revenue receipts, less refunds, of the State Treasury in the fiscal year immediately preceding the year in which the debt is to be incurred. In addition, no general obligation debt may be incurred with a term in excess of twenty-five years.

    Guaranteed revenue debt may be incurred by guaranteeing the payment of certain revenue obligations issued by an instrumentality of the State. No guaranteed revenue debt may be incurred to finance water or sewage treatment facilities or systems when the highest aggregate annual debt service requirements for the then current year or any subsequent fiscal year of the State for outstanding or proposed guaranteed revenue debt for water or sewerage facilities or systems exceed one percent of the total revenue receipts, less refunds, of the State Treasury in the fiscal year immediately preceding the year in which any debt is to be incurred. In addition, the aggregate amounts of guaranteed revenue debt incurred to make loans for educational purposes may not exceed $18 million, and the aggregate guaranteed revenue debt incurred to purchase, or to lend or deposit against the security of, loans for educational purposes that may be outstanding may not exceed $72 million.


    As of May 31, 1996, the State's outstanding general obligation debt was $4,670,545,000. The State had outstanding at July 31, 1996, $185,135,000 of guaranteed revenue debt.

    In addition to the State's general obligation debt and guaranteed revenue debt, the State had outstanding at May 30, 1996, $395,000 in revenue bonds and notes issued by various State agencies, authorities and institutions of higher education.

    In the 1996 Legislative Session, the General Assembly authorized the issuance of $65,340,000 in aggregate principal amount of general obligation bonds for fiscal year 1997, the proceeds of which are to be used for various planned capital projects of the State, its departments and agencies.


    The Georgia Constitution also permits the State to incur public debt to supply a temporary deficit in the State Treasury in any fiscal year created by a delay in collecting the taxes of that year. Such debt must not exceed, in the aggregate, 5% of the total revenue receipts, less refunds, of the State Treasury in the fiscal year immediately preceding the year in which such debt is incurred. The debt incurred must be repaid on or before the last day of the fiscal year in which it is to be incurred out of the taxes levied for that fiscal year. No such debt may be incurred in any fiscal year if there is then outstanding unpaid debt from any previous fiscal year which was incurred to supply a temporary deficit in the State Treasury. No such debt has been incurred under this provision since its inception.


    Virtually all of the issues of long-term debt obligations issued by or on behalf of the State of Georgia and counties, municipalities and other political subdivisions and public authorities thereof are required by law to be validated and confirmed in a judicial proceeding prior to issuance. The legal effect of a validation in Georgia is to render incontestable the validity of the pertinent bond issue and the security therefor.

    Tax collections of the State for fiscal year 1995 were 9.0% over tax collections for fiscal year 1994. Corporate and individual income tax receipts and general sales tax receipts of the State for fiscal year 1995 comprised an estimated 43.7% and 35.0%, respectively, of the total State tax revenues. Revenues from sales and income taxes increased 8.0% and 9.0%, respectively, during fiscal year 1995.

    Three suits (two for refund and one for declaratory and injunctive relief) have been filed with the State of Georgia by foreign producers of alcoholic beverages. The first suit seeks $96 million in refunds of alcohol import taxes imposed under Georgia's post-Bacchus (468 U.S. 263-1984) statute, O.C.G.A.
(S) 3-4-60, et seq., as amended in 1985. These claims constitute 99% of all such taxes paid during the three years preceding these claims. In addition, the claimants have filed a second suit for refund of an additional $23 million for apparently later time periods. These two cases encompass all known or anticipated claims for refund of such type within the apparently applicable statute of limitations for the years in question (1989 - January 1995). The two refund cases are still pending in the trial court. The declaration/ injunctive relief case was dismissed by the Federal District Court and was affirmed by the Eleventh Circuit Court of Appeals. The claimants have filed a petition for rehearing which is pending.

    A suit has also been filed based on a local school board's claim that the State finance the major portion of the costs of its desegregation program.
The Savannah Board originally requested restitution in the amount of $30 million, but the Federal District Court set forth a formula which would require a State payment in the amount of approximately $8,900,000 computed through June 30, 1994. The plaintiffs, dissatisfied with the apportionment of desegregation costs between State and county, and an adverse ruling on the State funding formula for transportation costs, have appealed to the Eleventh Circuit Court of Appeals. The State has filed a responsive cross-appeal on the ground that there is no basis for any liability. Subsequently, the parties agreed to a settlement, which has been approved by the Court. The settlement calls for the State to pay the amount awarded to the plaintiffs and to offer an option regarding future funding methodology for pupil transportation. Because interest was accruing in the settlement, in March 1995, the State paid to the plaintiffs $8,925,000 in partial satisfaction of the settlement agreement. The final settlement figure has yet to be calculated, due to costs which accrued during the pendency of the settlement proposal. Those cost calculations will be finalized in the next several months but are not expected to exceed a total of $10,000,000, including the money already paid.


    A similar complaint has been filed by DeKalb County and seeking approximately $67,500,000 in restitution. The federal District Court ruled that the State's funding formula for pupil transportation (which the District Court in the Savannah case upheld) was contrary to State law. This ruling would require a State payment of a State law funding entitlement in the amount of approximately $34,000,000 computed through June 30, 1994. Motions to reconsider and amend the Court's judgment were filed by both parties. The State's motion was granted, in part, which reduced the required State payment to approximately $28,000,000. Notices of appeal to the Eleventh Circuit Court of Appeals have been filed. There are approximately five other school districts which might file similar claims.

    Another suit has been filed in federal district and State superior courts challenging the constitutionality of Georgia's transfer fee (often referred to as "impact fee") by asserting that the fee violates the commerce clause, due process, equal protection and privilege and immunities provisions of the constitution. The plaintiff seeks to prohibit the State from further collections and to require the State to return to her and those similarly situated all fees previously collected. A similar lawsuit previously filed in another State superior court has been voluntarily dismissed and will likely be joined with this action. From May of 1992 to June 1995, the State has collected $24,168,203. All amounts collected after June 7, 1995 are being paid into an escrow account. The State continues to collect approximately $500,000 to $600,000 per month.


    On September 1, 1994, a civil action was filed in the Fulton County Superior Court on behalf of all certain employees of the State of Georgia who were subjected to a freeze in pay between 1992 and 1995. Should the plaintiffs prevail in every aspect of their claims, the liability of the State in this matter could be as much as $295,000,000, based on best estimates currently available.

                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of August 31, 1996, the Portfolio had net assets of $108,974,295. For the fiscal year ended August 31, 1996, the Portfolio paid BMR advisory fees of $473,056 (equivalent to 0.41% of the Portfolio's average daily net assets for such year). For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $521,159 (equivalent to 0.41% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $496,637 (equivalent to 0.40% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in Part I.

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1997 and may be continued as described under "Distribution Plan" in
Part I. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's shareholders and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $103,513 on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $869,639 and the Principal Underwriter received approximately $475,000 in CDSCs imposed on early redeeming shareholders. The sales commissions and CDSCs paid to the Principal Underwriter reduced Uncovered Distribution Charges under the Plan. As at August 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $3,759,000 (which amount was equivalent to 3.5% of the Fund's net assets on such date). During the fiscal year ended August 31, 1996, the Fund paid or accrued service fees under the Plan aggregating $196,317, of which $195,874 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1996, the Fund paid the Principal Underwriter $1,995 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal year ended August 31, 1996, the Portfolio paid brokerage commissions $17,018 on portfolio security transactions aggregating $146,330,600 to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended August 31, 1995 and for the eleven months ended August 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex
(1):

                                              AGGREGATE
                               AGGREGATE    COMPENSATION   TOTAL COMPENSATION
                             COMPENSATION       FROM         FROM TRUST AND
NAME                           FROM FUND      PORTFOLIO       FUND COMPLEX
----                         ------------   ------------   ------------------
Donald R. Dwight ..........      $687          $1,542(2)        $142,500(4)
Samuel L. Hayes, III ......       632           1,687(3)         153,750(5)
Norton H. Reamer ..........       628           1,645            142,500
John L. Thorndike .........       636           1,729            147,500
Jack L. Treynor ...........       681           1,683            147,500

----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $578 of deferred compensation.
(3) Includes $570 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION
    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I, Cynthia J. Clemson (33) is a Vice President of the Portfolio. Ms. Clemson has served as a Vice President of the Portfolio since January 1, 1996. Ms. Clemson has been a Vice President of BMR and Eaton Vance since 1993 and and employee of Eaton Vance since 1985. Ms. Clemson is an officer of various investment companies managed by Eaton Vance or BMR.

                           PERFORMANCE INFORMATION
    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from December 23, 1991 through August 31, 1996 and for the one-year period ended August 31, 1996.

                         VALUE OF A $1,000 INVESTMENT

                                                                                 TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                           VALUE BEFORE      VALUE AFTER            DEDUCTING                   DEDUCTING
                                           DEDUCTING THE    DEDUCTING THE         THE MAXIMUM CDSC           THE MAXIMUM CDSC**
 INVESTMENT     INVESTMENT    AMOUNT OF    MAXIMUM CDSC     MAXIMUM CDSC**   --------------------------  --------------------------
   PERIOD          DATE      INVESTMENT     ON 8/31/96        ON 8/31/96      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
-----------     ----------   ----------   --------------    --------------   ------------  ------------  ------------  ------------
Life of
the Fund***     12/23/91*      $1,000        $1,258.14        $1,238.52         25.81%        5.02%         23.85%         4.67%
1 Year
Ended
8/31/96          8/31/95       $1,000        $1,049.06        $  999.06          4.91%        4.91%         -0.09%        -0.09%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------
  * Investment operations began on December 23, 1991.
 ** No CDSC is imposed on certain redemptions. See the Fund's current
    Prospectus.
*** If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1996, the yield of the Fund was 4.56%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.56% would be 7.03%, assuming a combined federal and State tax rate of 35.14%.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    As at November 30, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of November 30, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 21.0% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION
    The Fund changed its name from Eaton Vance Georgia Tax Free Fund to EV Marathon Georgia Tax Free Fund on February 1, 1994 and to EV Marathon Georgia Municipals Fund on January 1, 1996.

                          TAX EQUIVALENT YIELD TABLE
    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Georgia State income tax laws and tax rates applicable for 1996.

                                                                                     A FEDERAL AND GEORGIA STATE
                                                     COMBINED                            TAX EXEMPT YIELD OF:
      SINGLE RETURN             JOINT RETURN        FEDERAL AND       4%      4.5%       5%     5.5%       6%     6.5%       7%
-------------------------  ----------------------    GA STATE     -----------------------------------------------------------------
                (TAXABLE INCOME)*                  TAX BRACKET+              IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
-------------------------------------------------  -------------  -----------------------------------------------------------------
         Up to   $ 24,000        Up to   $ 40,100      20.10%        5.01%     5.63%     6.26%    6.88%    7.51%    8.14%    8.76%
      $ 24,001 - $ 58,150     $ 40,101 - $ 96,900      32.32         5.91      6.65      7.39     8.13     8.87     9.60    10.34
      $ 58,151 - $121,300     $ 96,901 - $147,701      35.14         6.17      6.94      7.71     8.48     9.25    10.02    10.79
      $121,301 - $263,750     $147,701 - $263,750      39.84         6.65      7.48      8.31     9.14     9.97    10.80    11.64
          Over   $263,750         Over   $263,750      43.22         7.05      7.93      8.81     9.69    10.57    11.45    12.33

*Net amount subject to federal and Georgia personal income tax after deductions and exemptions.

+The first tax bracket is calculated using the highest Georgia tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax brackets assume that Georgia taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Georgia State income taxes) for taxpayers with adjusted gross income in excess of $117,950. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $117,950 and joint filers with adjusted gross income in excess of $176,950. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Georgia personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Georgia personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV MARATHON KENTUCKY MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Kentucky State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Kentucky Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION

    The following information as to certain Kentucky considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Kentucky issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Kentucky issuers. Neither the Trust nor the Portfolio has independently verified this information.


    Because the Kentucky Constitution requires the vote of a majority of the state's electorate to approve the issuance of state general obligation indebtedness and until recently regained the vote of two-thirds of a municipality's electorate to approve the issuance of general obligation indebtedness by any city, county, or other municipality within the state, most Kentucky state and local government indebtedness is issued not as general obligation indebtedness but as either debt payable only from revenues produced by the particular project or as indebtedness subject to biennial, in the case of the state, or annual, in the case of a local government, legislative appropriation for the payment of debt service. Such appropriation-backed indebtedness is customarily issued in the form of lease revenue bonds by a public authority or public holding company which uses the proceeds of the bonds to finance the particular public project and leases the project to the state or local government pursuant to a lease renewable each fiscal biennium (in the case of the state) or each fiscal year (in the case of a local government). Failure of the lessee government to renew the lease would terminate the lessee's obligation to make further rental payments and would leave the bondholders with recourse only against the property which was subject to the lease and any other security pledged for the payment of the bonds. An amendment to the state constitution approved by the electorate at the November 1994 general election authorized the Kentucky General Assembly to enact legislation permitting local governments to issue general obligation indebtedness without voter approval but subject to prescribed limitations on the maximum amount of indebtedness that may be incurred based on the assessed value of the taxable property within the municipality and such additional limitations and conditions as may be prescribed by statute. Although the Kentucky General Assembly enacted enabling legislation in 1996, the validity of the constitutional amendment is currently the subject of a test case. Therefore, appropriation-backed indebtedness continues to be the prevailing form of financing for local governments in Kentucky.

    The Commonwealth of Kentucky recently retired the last of its outstanding general obligation debt. In September 1994 S&P upgraded the rating of the State's appropriation-backed debt from A to A. Moody's and Fitch rate the State's appropriation-backed debt as A and A, respectively.

    Kentucky is an "average" state in terms of size and in terms of its proportion of the national economy. Kentucky has 1.5% of total U.S. population, 1.2% of total U.S. personal income, and 1.3% of total U.S. nonagricultural employment. The Kentucky economy has shown almost uninterrupted growth for the past decade. During 1995, the unemployment rate in Kentucky averaged 5.4% compared to the national average of 5.6%; Kentucky nonagricultural employment grew by 2.8% compared to the national average of 2.3%; manufacturing employment in Kentucky increased by 2.8% compared to 0.5% nationally; and personal income in Kentucky grew 5.8% compared to 6.0% nationally.

    The Commonwealth of Kentucky's financial condition has steadily improved during the last four years. State General Fund Revenue grew by 3.5% in fiscal year 1996 to a total of $5.34 billion. To avoid the need for state budget cuts in the event revenues do not meet expectations, a Budget Reserve Trust Fund was established with a $90 million deposit in fiscal year 1994 and has been increased by additional deposits of $10 million in fiscal year 1995 and $100 million in fiscal year 1996 to a current balance of $200 million.

                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of August 31, 1996, the Portfolio had net assets of $133,017,453. For the fiscal year ended August 31, 1996, the Portfolio paid BMR advisory fees of $577,479 (equivalent to 0.41% of the Portfolio's average daily net assets for such year). For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $595,483 (equivalent to 0.42% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $510,287 (equivalent to 0.41% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in Part I.

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1997 and may be continued as described under "Distribution Plan" in
Part I. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's shareholders and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $189,712 on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $1,040,081 and the Principal Underwriter received approximately $532,000 in CDSCs imposed on early redeeming shareholders. The sales commissions and CDSCs paid to the Principal Underwriter reduced Uncovered Distribution Charges under the Plan. As at August 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $4,511,000 (which amount was equivalent to 3.4% of the Fund's net assets on such date). During the fiscal year ended August 31, 1996, the Fund paid or accrued service fees under the Plan aggregating $244,894, of which $244,436 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1996, the Fund paid the Principal Underwriter $1,657.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal year ended August 31, 1996, the Portfolio paid brokerage commissions of $43,344 on portfolio security transactions aggregating $237,637,801 to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For fiscal year ended August 31, 1995 and for the eleven months ended August 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex (1):

                               AGGREGATE      AGGREGATE     TOTAL COMPENSATION
                             COMPENSATION   COMPENSATION     FROM TRUST AND
NAME                           FROM FUND   FROM PORTFOLIO       FUND COMPLEX
----                           ---------   --------------       ------------
Donald R. Dwight ..........      $687          $1,542(2)        $142,500(4)
Samuel L. Hayes, III ......       632           1,687(3)         153,750(5)
Norton H. Reamer ..........       628           1,645            142,500
John L. Thorndike .........       636           1,729            147,500
Jack L. Treynor ...........       681           1,683            147,500

----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $578 of deferred compensation.
(3) Includes $570 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION

    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I, Nicole Anderes (35) is a Vice President of the Portfolio. Ms. Anderes has served as a Vice President of the Portfolio since November 18, 1996. She joined BMR and Eaton Vance as a Vice President in January 1994. Ms. Anderes is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, she was a Vice President and portfolio manager at Lazard Freres Asset Management (1992-1994) and a Vice President and Manager -- Municipal Research at Roosevelt & Cross (1987-1992).

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from December 23, 1991 through August 31, 1996 and for the one-year period ended August 31, 1996.

                         VALUE OF A $1,000 INVESTMENT

                                                                               TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                           VALUE BEFORE      VALUE AFTER             DEDUCTING                   DEDUCTING
                                          DEDUCTING THE    DEDUCTING THE          THE MAXIMUM CDSC           THE MAXIMUM CDSC**
INVESTMENT      INVESTMENT    AMOUNT OF    MAXIMUM CDSC     MAXIMUM CDSC**   --------------------------  --------------------------
  PERIOD          DATE      INVESTMENT     ON 8/31/96        ON 8/31/96      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
-------------  ------------  -----------  ---------------  ----------------  ------------  ------------  ------------  ------------
Life of
the Fund***     12/23/91*      $1,000        $1,277.39        $1,257.45         27.74%        5.36%         25.74%        5.01%
1 Year
Ended
8/31/96          8/31/95       $1,000        $1,044.52        $  994.62          4.45%        4.45%         -0.54%       -0.54%


    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.


----------
  * Investment operations began on December 23, 1991.
 ** No CDSC is imposed on certain redemptions. See the Fund's current
    Prospectus.
*** If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.


    For the thirty-day period ended August 31, 1996, the yield of the Fund was 4.65%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.65% would be 7.17%, assuming a combined federal and State tax rate of 35.14%.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As at November 30, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of November 30, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 14.8% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              OTHER INFORMATION


    The Fund changed its name from Eaton Vance Kentucky Tax Free Fund to EV Marathon Kentucky Tax Free Fund on February 1, 1994 and to EV Marathon Kentucky Municipals Fund on January 1, 1996.

                          TAX EQUIVALENT YIELD TABLE


    The tables below give the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Kentucky State income tax laws, and intangibles tax laws and tax rates applicable for 1996.



                                                                                A FEDERAL AND KENTUCKY STATE
                                               COMBINED                             TAX EXEMPT YIELD OF:
  SINGLE RETURN           JOINT RETURN        FEDERAL AND       4%       4.5%       5%       5.5%       6%       6.5%       7%
--------------------  ---------------------    KY STATE     --------------------------------------------------------------------
           (TAXABLE INCOME*)                 TAX BRACKET+                IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
-------------------------------------------  -------------  --------------------------------------------------------------------
      Up to $ 24,000         Up to $ 40,100     20.10%        5.01%     5.63%     6.26%     6.88%     7.51%     8.14%     8.76%
 $ 24,001 - $ 58,150    $ 40,101 - $ 96,900     32.32         5.91      6.65      7.39      8.13      8.87      9.60     10.34
 $ 58,151 - $121,300    $ 96,901 - $147,700     35.14         6.17      6.94      7.71      8.48      9.25     10.02     10.79
 $121,301 - $263,750    $147,701 - $263,750     39.84         6.65      7.48      8.31      9.14      9.97     10.80     11.64
     Over   $263,750        Over   $263,750     43.22         7.05      7.93      8.81      9.69     10.57     11.45     12.33

  SINGLE RETURN           JOINT RETURN                          4%       4.5%       5%       5.5%       6%       6.5%       7%
--------------------  ---------------------                 --------------------------------------------------------------------
           (TAXABLE INCOME*)                                TAXABLE EQUIVALENT YIELD REFLECTING EXEMPTION FROM INTANGIBLES TAX**:
-------------------------------------------                 --------------------------------------------------------------------
      Up to $ 24,000         Up to $ 40,100                   5.36%     5.99%     6.61%     7.23%     7.86%     8.48%     9.11%
 $ 24,001 - $ 58,150    $ 40,101 - $ 96,900                   6.33      7.07      7.80      8.54      9.28     10.01     10.75
 $ 58,151 - $121,300    $ 96,901 - $147,700                   6.61      7.37      8.14      8.91      9.68     10.45     11.22
 $121,301 - $263,750    $147,701 - $263,750                   7.12      7.95      8.78      9.61     10.44     11.27     12.10
     Over   $263,750        Over   $263,750                   7.55      8.42      9.30     10.18     11.06     11.94     12.82

 *Net amount subject to federal and Kentucky personal income tax after deductions and exemptions.

 +The first tax bracket is calculated using the highest Kentucky tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax brackets assume that Kentucky taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income. The Kentucky State income rate tax is 6%.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Kentucky state income taxes) for taxpayers with adjusted gross income in excess of $117,950. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $117,950 and joint filers with adjusted gross income in excess of $176,950. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

**The Kentucky intangibles tax on stocks, bonds, notes and other evidences of debt is 25 cents on every $100 of the value thereof. An example of the effect of the Kentucky intangibles tax on the combined tax brackets of taxpayers is as follows: A $10,000 investment subject to the tax would require payment of $25 annually in intangibles taxes. If the investment yielded 5.5% annually or $550, the intangibles tax as a percentage of income would be $25/$550 or 4.55%. If a taxpayer owning such an investment were in the 6% state income tax bracket, he or she would be paying combined state taxes as a percentage of income of 6% plus 4.55% or 10.55%. Assuming the deductibility of these taxes as itemized deductions and that such taxpayer were in the 36% federal income tax bracket, the taxpayer would then be in a 42.75% [36% + (1 - .36) X 10.55%] combined tax bracket with respect to such investment. This is higher than the 39.84% combined tax bracket without taking into account the intangibles tax.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Kentucky personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Kentucky personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    The Part II provides information about EV MARATHON LOUISIANA MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Louisiana State individual and corporate income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Louisiana Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION

    The following information as to certain Louisiana considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Louisiana issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Louisiana issuers. Neither the Trust nor the Portfolio has independently verified this information.


    The State of Louisiana General Fund should have a $76.8 million balance after Fiscal Year 1995-96. However, Fiscal Year 1996-97 budget projections indicate that the State will have to rely on reduction in expenditures by approximately $72.5 million to produce a balanced budget. One of the most severe budget issues is the Medicaid program. For Fiscal Year 1995-96, Louisiana was eligible to receive $690 million in Medicaid disproportionate share payments for hospitals. In the past, Louisiana used a portion of the amounts paid to the State public hospitals to fund the State's portion of the Medicaid program. The 1993 amendments to the federal disproportionate share law severely restrict the State's ability to continue to help finance health care in this manner. On April 26, 1996, Congress adopted a budget bill that included a two-year funding based specifically for the State Medicaid Program. This budget bill allows the State to move forward with the Medicaid Managed Care initiatives without being faced with severe funding cuts. It is expected, however, that additional program reductions will be required in order to bear a $2.6 billion Federal fund cap and the minimum required State match of $600 million for Fiscal Year 1996-97 as allowed by Congress. The State's executive and legislative leadership is currently revising its overall spending projections for years through Fiscal Year 1999-2000, including projections for Medicaid requirements. This Medicaid problem will also slow the growth in the services sector of the Louisiana economy.

    The Louisiana Economic Development and Gaming Corporation (the "Gaming Corporation") was created by the Louisiana legislature in 1992 for the purpose of contracting with a casino operator to provide for or furnish an official gaming establishment and to conduct casino gaming operations at the official gaming establishment, the Rivergate Convention Center in New Orleans (the "casino") as well as a temporary casino until the casino is opened. Voters at the general election held in November, 1996, approved land-based gambling in the City of New Orleans. Once the casino is in operation, the operator must pay a minimum of 18 1/2% of gross revenues, or $100 million annually, whichever is higher, to the Gaming Corporation. The Gaming Corporation must transfer daily to the State Treasury for deposit in the Casino Gaming Proceeds Fund net revenues which are surplus to its needs. Such revenues will be first credited to the Bond Security and Redemption Fund before being credited to the Casino Gaming Proceeds Fund. Moneys in the Casino Gaming Proceeds Fund may be allotted or expended only pursuant to legislative appropriation. The operating contract was awarded to Harrah's Jazz Company, which is a partnership comprised of three principals:
Harrah's New Orleans; New Orleans/Louisiana Development Corporation (Jazzville); and Grand Palais Corporation. Construction of the permanent casino began at the site of the old Rivergate in the spring of 1995. In November, 1995, after unsuccessfully operating a temporary casino at the New Orleans Municipal Auditorium, Harrah's New Orleans filed voluntary bankruptcy under Chapter 11. Harrah's New Orleans is in the process of restructuring Harrah's Jazz Company financing and renegotiating other contractual terms. The temporary casino will not re-open. It appears at this time that a scaled-down version of the casino will be opened in the latter part of 1997, but the Governor of the State has publicly stated that he will not comprise any payments that are due the State under the enabling legislation and the original contract. At this time, the situation has not been resolved. The State has not included any revenue from land based casino gaming in the official revenue forecast for Fiscal Year 1996-97.

                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of August 31, 1996, the Portfolio had net assets of $35,048,671. For the fiscal year ended August 31, 1996, absent a fee reduction, the Portfolio would have paid BMR advisory fees of $81,468 (equivalent to 0.23% of the Portfolio's average daily net assets for such year). To enhance the net income of the Portfolio, BMR made a reduction of its advisory fee in the amount of $40,000. For the fiscal year ended August 31, 1995, absent a fee reduction, the Portfolio would have paid BMR advisory fees of $73,471 (equivalent to 0.23% of the Portfolio's average daily net assets for such year). To enhance the net income of the Portfolio, BMR made a reduction of its advisory fee in the amount of $36,188. For the period from the Portfolio's start of business, February 1, 1994, to the fiscal year ended August 31, 1994, absent a fee reduction, the Portfolio would have paid BMR advisory fees of $34,790 (equivalent to 0.21% (annualized) of the Portfolio's average daily net assets for such period). To enhance the net income of the Portfolio, BMR made a reduction of its advisory fee in the amount of $31,760. The Portfolio's Investment Advisory Agreement with BMR is dated February 1, 1994 and may be continued as described under "Investment Adviser and Administrator" in Part I.

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1997 and may be continued as described under "Distribution Plan" in
Part I. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's shareholders and by the Board of Trustees of the Trust as required by Rule 12b-1. During the fiscal year ended August 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $143,790 on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $247,330, and the Principal Underwriter received approximately $88,000 in CDSCs imposed on early redeeming shareholders. The sales commissions and CDSCs paid to the Principal Underwriter reduced Uncovered Distribution Charges under the Plan. As at August 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $1,362,000 (which amount was equivalent to 4.1% of the Fund's net assets on such date). During the fiscal year ended August 31, 1996, the Fund paid or accrued service fees under the Plan aggregating $56,538, of which $56,444 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1996, the Fund paid the Principal Underwriter $305 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal year ended August 31, 1996, the Portfolio paid brokerage commissions of $7,029 on portfolio security transactions aggregating $59,248,516 to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended August 31, 1995 and for the period from the start of business, February 1, 1994, to the fiscal year ended August 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions.

    The Portfolio's turnover rates for the fiscal years ended August 31, 1995 and 1996 were 46% and 99%, respectively. The difference in the portfolio turnover rate for the past two fiscal years is primarily the result of a change in the Portfolio's portfolio manager in January, 1996. The new manager bought and sold securities during 1996 to take advantage of opportunities to improve the Portfolio's credit quality and to better position the Portfolio for a declining interest rate environment.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex (1):

                          AGGREGATE          AGGREGATE       TOTAL COMPENSATION
                        COMPENSATION       COMPENSATION       FROM TRUST AND
NAME                     FROM FUND        FROM PORTFOLIO       FUND COMPLEX

Donald R. Dwight .....      $34                $343(2)           $142,500(4)
Samuel L. Hayes, III .       32                 316(3)            153,750(5)
Norton H. Reamer .....       31                 314               142,500
John L. Thorndike ....       32                 318               147,500
Jack L. Treynor ......       34                 341               147,500

----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $129 of deferred compensation.
(3) Includes $104 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from October 2, 1992 through August 31, 1996 and for the one-year period ended August 31, 1996.


                         VALUE OF A $1,000 INVESTMENT

                                                                               TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                           VALUE BEFORE      VALUE AFTER             DEDUCTING                   DEDUCTING
                                          DEDUCTING THE    DEDUCTING THE          THE MAXIMUM CDSC           THE MAXIMUM CDSC**
INVESTMENT      INVESTMENT    AMOUNT OF    MAXIMUM CDSC     MAXIMUM CDSC**   --------------------------  --------------------------
  PERIOD          DATE      INVESTMENT     ON 8/31/96        ON 8/31/96      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
-------------  ------------  -----------  ---------------  ----------------  ------------  ------------  ------------  ------------
Life of
the Fund***     10/2/92*       $1,000        $1,231.93        $1,202.05        23.19%        5.46%         20.20%         4.81%
1 Year
Ended
8/31/96***      8/31/95        $1,000        $1,047.67        $  997.77         4.77%        4.77%         -0.22%        -0.22%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.


----------
  * Investment operations began on October 2, 1992.
 ** No CDSC is imposed on certain redemptions. See the Fund's current
    Prospectus.
*** If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1996, the yield of the Fund was 5.41%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 5.41% would be 7.84%, assuming a combined federal and State tax rate of 35.14%. If a portion of the Portfolio's expenses had not been allocated to the Investment Adviser, the Fund would have had a lower yield.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at November 30, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of November 30, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 39.6% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION

    The Fund changed its name from Eaton Vance Louisiana Tax Free Fund to EV Marathon Louisiana Tax Free Fund on February 1, 1994 and to EV Marathon Louisiana Municipals Fund on January 1, 1996.

                          TAX EQUIVALENT YIELD TABLE


    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Louisiana State income tax laws and tax rates applicable for 1996.

                                                                               A FEDERAL AND LOUISIANA STATE
                                               COMBINED                             TAX EXEMPT YIELD OF:
   SINGLE RETURN           JOINT RETURN      FEDERAL AND       4%       4.5%       5%       5.5%       6%       6.5%       7%
--------------------  ---------------------    LA STATE     --------------------------------------------------------------------
           (TAXABLE INCOME*)                 TAX BRACKET+                IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
-------------------------------------------  -------------  --------------------------------------------------------------------
      Up to $ 24,000         Up to $ 40,100     20.10%        5.01%     5.63%     6.26%     6.88%     7.51%     8.14%     8.76%
 $ 24,001 - $ 58,150    $ 40,101 - $ 96,900     32.32         5.91      6.65      7.39      8.13      8.87      9.60     10.34
 $ 58,151 - $121,300    $ 96,901 - $147,700     35.14         6.17      6.94      7.71      8.48      9.25     10.02     10.79
 $121,301 - $263,750    $147,701 - $263,750     39.84         6.65      7.48      8.31      9.14      9.97     10.80     11.64
     Over - $263,750        Over - $263,750     43.22         7.05      7.93      8.81      9.69     10.57     11.45     12.33

 *Net amount subject to federal and Louisiana personal income tax after deductions and exemptions.

 +Tax brackets are calculated using the highest Louisiana tax rate within the brackets. Taxpayers with taxable income within these brackets may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax brackets assume that Louisiana taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within each of these combined brackets are 15%, 28%, 31% and 39.6%.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Louisiana State income taxes) for taxpayers with adjusted gross income in excess of $117,950. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $117,950 and joint filers with adjusted gross income in excess of $176,950. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Louisiana personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Louisiana personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult with their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV MARATHON MARYLAND MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Maryland State and local income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Maryland Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION

    The following information as to certain Maryland considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Maryland issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Maryland issuers. Neither the Trust nor the Portfolio has independently verified this information.

    Generally Maryland has been among the most heavily indebted of the states, although its position is more moderate with the inclusion of local debt, reflecting in part the State assumption several years ago of a substantial portion of local school construction costs. The State became concerned over its debt levels and, following recommendations of a debt affordability committee, has practiced restraint in borrowing. Resources have also expanded and debt ratios have fallen. Capital borrowing plans are reasonable and designed not to increase debt levels. Recently, major infrastructure projects undertaken, including a light rail line, a stadium, and airport and convention center improvements, have been financed primarily by revenue-backed or other non-general obligation financings.

    The public indebtedness of Maryland and its instrumentalities is divided into three basic types. The State, as well as the various counties and municipalities of the State, issues general obligation bonds payable from ad valorem taxes for capital improvements. The Department of Transportation of Maryland issues limited, special obligation bonds for transportation purposes payable primarily from specific, fixed-rate excise taxes and other revenues related mainly to highway use. Certain authorities, as well as several local governments, issue obligations payable solely from identified taxes or revenue streams, including loan obligations from nonprofits, companies or other private entities, and for which the State or local government has no liability and has given no moral obligation assurance. The State, its agencies and departments and the various localities also enter into municipal leases or installment purchase obligations. Such a lease is not a general obligation of the municipality for which the municipality's taxing power is pledged but is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease. Such municipal leases generally contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis.

    During fiscal year 1991 through 1993, the State experienced budgetary problems caused by a national recession. To address revenue shortfalls and expanded expenditure requirements the State increased tax and other revenues, curtailed various programs and transferred funds from various reserve accounts. The State ended its fiscal year 1994 with a General Fund suplus on a budgetary basis of approximately $60.0 million, and ended its fiscal year 1995 with a General Fund surplus on a budgetary basis of approximately $26.5 million (excluding $106 million to be applied to the fiscal year 1996 budget) and $286.1 million in the Revenue Stabilization Account of the State Reserve Fund. When the fiscal year 1996 budget was enacted, it was anticipated that the year-end General Fund surplus on a budgetary basis would be approximately $7.8 million and that there would be $370.9 million in the State's Revenue Stabilization Account. The State currently projects the year-end General Fund surplus on a budgetary basis to be approximately $34.3 million and the balance in the Revenue Stabilization Account to be approximately $51.8 million. Fiscal year 1995 revenues for the General Fund were $7.09 billion; fiscal 1996 revenues for the General Fund are anticipated to be $7.43 billion.


                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of August 31, 1996, the Portfolio had net assets of $110,588,345. For the fiscal year ended August 31, 1996, the Portfolio paid BMR advisory fees of $454,842 (equivalent to 0.40% of the Portfolio's average daily net assets for such year). For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $459,907 (equivalent to 0.40% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $390,773 (equivalent to 0.39% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in Part I.

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1997 and may be continued as described under "Distribution Plan" in
Part I. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's shareholders and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $260,829 on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $852,487 and the Principal Underwriter received approximately $445,000 in CDSCs imposed on early redeeming shareholders. The sales commissions and CDSCs paid to the Principal Underwriter reduced Uncovered Distribution Charges under the Plan. As at August 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $3,946,000 (which amount was equivalent to 3.6% of the Fund's net assets on such date). During the fiscal year ended August 31, 1996, the Fund paid or accrued service fees under the Plan aggregating $185,757, of which $185,020 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1996, the Fund paid the Principal Underwriter $350 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal year ended August 31, 1996, the Portfolio paid brokerage commissions of $15,543 on portfolio security transactions aggregating $136,017,108 to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended August 31, 1995 and for the eleven months ended August 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex (1):

                               AGGREGATE      AGGREGATE     TOTAL COMPENSATION
                             COMPENSATION   COMPENSATION     FROM TRUST AND
NAME                           FROM FUND   FROM PORTFOLIO       FUND COMPLEX
----                           ---------   --------------       ------------
Donald R. Dwight ..........      $687          $1,542(2)        $142,500(4)
Samuel L. Hayes, III ......       632           1,687(3)         153,750(5)
Norton H. Reamer ..........       628           1,645            142,500
John L. Thorndike .........       636           1,729            147,500
Jack L. Treynor ...........       681           1,683            147,500

----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $578 of deferred compensation.
(3) Includes $570 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.


                        ADDITIONAL OFFICER INFORMATION


    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I, Timothy T. Browse (37) is a Vice President of the Portfolio. Mr. Browse has served as a Vice President of the Portfolio since June 19, 1995. Mr. Browse has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1992. Mr. Browse is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, Mr. Browse was a Municipal Bond Trader at Fidelity Management & Research Company (1987-1992).


                           PERFORMANCE INFORMATION


    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from February 3, 1992 through August 31, 1996 and for the one-year period ended August 31, 1996.


                         VALUE OF A $1,000 INVESTMENT

                                                                               TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                           VALUE BEFORE      VALUE AFTER             DEDUCTING                   DEDUCTING
                                          DEDUCTING THE    DEDUCTING THE          THE MAXIMUM CDSC           THE MAXIMUM CDSC**
INVESTMENT      INVESTMENT    AMOUNT OF    MAXIMUM CDSC     MAXIMUM CDSC**   --------------------------  --------------------------
  PERIOD          DATE      INVESTMENT     ON 8/31/96        ON 8/31/96      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
-------------  ------------  -----------  ---------------  ----------------  ------------  ------------  ------------  ------------
Life of
the Fund***       2/3/92*       $1,000        $1,301.15        $1,281.15        30.12%        5.92%         28.12%        5.56%
1 Year
Ended
8/31/96           8/31/95       $1,000        $1,054.40        $1,004.40         5.44%        5.44%          0.44%        0.44%


    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.


----------
  * Investment operations began on February 3, 1992.
 ** No CDSC is imposed on certain redemptions. See the Fund's current
    Prospectus.
*** If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1996, the yield of the Fund was 4.43%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.43% would be 6.98%, assuming a combined federal and State tax rate of 36.52%.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

                                    TAXES

    The Fund will not be subject to Maryland corporate income tax, provided that, if there exists sufficient nexus between the State of Maryland and the Fund to enable Maryland to tax the Fund, then the Fund will not be subject to the corporate income tax for a taxable year if the Fund distributes to shareholders all of its net investment income for such year.


    The Fund will not be subject to Maryland financial institution franchise taxes.

    Obligations held by the Fund will not be subject to Maryland personal property tax.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As at November 30, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of November 30, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 15.7% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              OTHER INFORMATION


    The Fund changed its name from Eaton Vance Maryland Tax Free Fund to EV Marathon Maryland Tax Free Fund on February 1, 1994 and to EV Marathon Maryland Municipals Fund on January 1, 1996.

                          TAX EQUIVALENT YIELD TABLE


    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Maryland State income tax laws and tax rates applicable for 1996.

                                              COMBINED                    A FEDERAL AND MARYLAND STATE AND LOCAL
                                             FEDERAL AND                           TAX EXEMPT YIELD OF:
 SINGLE RETURN           JOINT RETURN         MD STATE        4%       4.5%       5%       5.5%       6%       6.5%       7%
------------------    --------------------   AND LOCAL    --------------------------------------------------------------------
          (TAXABLE INCOME*)                 TAX BRACKET+                IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
------------------------------------------  -------------  --------------------------------------------------------------------
     Up to $ 24,000         Up to $ 40,100     21.80%       5.12%     5.75%     6.39%      7.03%     7.67%     8.31%     8.95%
$ 24,001 - $ 58,150    $ 40,101 - $ 96,900     33.76        6.04      6.79      7.55       8.30      9.06      9.81     10.57
$ 58,151 - $121,300    $ 96,901 - $147,700     36.52        6.30      7.09      7.88       8.66      9.45     10.24     11.03
$121,301 - $263,750    $147,701 - $263,750     41.12        6.79      7.64      8.49       9.34     10.19     11.04     11.89
      Over $263,750          Over $263,750     44.43        7.20      8.10      9.00       9.90     10.80     11.70     12.60


*Net amount subject to federal and Maryland State and local personal income taxes after deductions and exemptions.


+Tax brackets are calculated using the highest Maryland State and local tax rate within the brackets. Taxpayers with taxable income within these brackets may have a lower combined bracket and taxable equivalent yield than indicated above. The illustration assumes the taxpayer is subject to a local income tax which is 60% of the State rate. The combined tax brackets assume that Maryland State and local income taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Maryland State and local income taxes) for taxpayers with adjusted gross income in excess of $117,950. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $117,950 and joint filers with adjusted gross income in excess of $176,950. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Maryland State personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Maryland State and local personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV MARATHON MISSOURI MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Missouri State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Missouri Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION

    The following information as to certain Missouri considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Missouri issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Missouri issuers. Neither the Trust nor the Portfolio has independently verified this information.

    While Missouri has a diverse economy with a distribution of earnings and employment among manufacturing, trade and service sectors closely approximating the average national distribution, the national economic recession of the early 1980's had a disproportionately adverse impact on the economy of Missouri. However, since the 1980 to 1983 recession periods, Missouri unemployment levels generally approximated or slightly exceeded the national average. The St. Louis and Kansas City metropolitan areas are important contributors to the Missouri economy. Economic reversals in either of these two areas would have a major impact on the overall economic condition of the State of Missouri. Additionally, the State of Missouri has a significant agricultural sector which is experiencing farm-related problems comparable to those which are occurring in other states. To the extent that these problems were to intensify, there could possibly be an adverse impact on the overall economic condition of the State.


    Defense related business plays an important role in Missouri's economy. In addition to the large number of civilians employed at the various military installations and training bases in the State, aircraft and related businesses in Missouri are the recipients of substantial annual dollar volumes of defense contract awards. McDonnell Douglas Corporation, the State's largest employer, received the second largest dollar amount of defense contracts in the United States in 1995. There can be no assurances there will not be further changes in the levels of military appropriations, and, to the extent that further changes in military appropriations are enacted by the United States Congress, Missouri could be disproportionately affected.


    Desegregation lawsuits in St. Louis and Kansas City continue to require significant levels of state funding and are sources of uncertainty: litigation continues on many issues, court orders are unpredictable, and school district spending patterns have proven difficult to predict. A recent Supreme Court decision favorable to the State may decrease the level of State funding required in the future, but the impact of this decision is uncertain. The State paid $282 million for desegregation costs in fiscal 1994 and the budget for fiscal 1995 provided $315 million. This expense accounts for close to 7% of total state General Revenue Fund spending.

    Article X, Sections 16-24 of the Constitution of Missouri (the "Hancock Amendment") imposes limitations on the amount of State taxes which may be imposed by the General Assembly of Missouri (the "General Assembly") as well as on the amount of local taxes, licenses and fees (including taxes, licenses and fees used to meet debt service commitments on debt obligations) which may be imposed by local governmental units (such as cities, counties, school districts, fire protection districts and other similar bodies) in the State of Missouri in any fiscal year.

    The limit on taxes is tied to total State revenues determined in accordance with the formula set forth in the amendment, which adjusts the limit based on increases in the average personal income of Missouri for certain designated periods. The details of the amendment are complex and clarification from subsequent legislation and further judicial decisions may be necessary. Generally, if the total State revenues exceed the State revenue limit imposed by
Section 18 of Article X by more than 1%, the State is required to refund the excess. The State revenue limitation imposed by the Hancock Amendment does not apply to taxes imposed for the payment of principal and interest on bonds, approved by the voters and authorized by the Missouri Constitution. The revenue limit can also be exceeded by a constitutional amendment authorizing new or increased taxes or revenues adopted by the voters of the State of Missouri. The Hancock Amendment also limits new taxes, licenses and fees and increases in taxes, licenses and fees by local governmental units in Missouri. It prohibits counties and other political subdivisions (essentially all local governmental units) from levying new taxes, licenses and fees or increasing the current levy of an existing tax, license or fee "without the approval of the required majority of the qualified voters of that county or other political subdivision voting thereon."

    When a local governmental unit's tax base with respect to certain fees or taxes is broadened, the Hancock Amendment requires the tax levy or fees to be reduced "to yield the same estimated gross revenue as on the prior base." It also effectively limits any percentage increase in property tax revenues to the percentage increase in the general price level (plus the value of new construction and improvements), even if the assessed valuation of property in the local governmental unit, excluding the value of new construction and improvements, increases at a rate exceeding the increase in the general price level.

                              FEES AND EXPENSES

INVESTMENT ADVISER


    As of August 31, 1996, the Portfolio had net assets of $85,162,363. For the fiscal year ended August 31, 1996, the Portfolio paid BMR advisory fees of $339,243 (equivalent to 0.37% of the Portfolio's average daily net assets for such year). For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $353,176 (equivalent to 0.38% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $296,556 (equivalent to 0.37% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in Part I.

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1997 and may be continued as described under "Distribution Plan" in
Part I. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's shareholders and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $137,794 on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $657,054 and the Principal Underwriter received approximately $304,000 in CDSCs imposed on early redeeming shareholders. The sales commissions and CDSCs paid to the Principal Underwriter reduced Uncovered Distribution Charges under the Plan. As at August 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $2,856,000 (which amount was equivalent to 3.5% of the Fund's net assets on such date). During the fiscal year ended August 31, 1996, the Fund paid or accrued service fees under the Plan aggregating $150,023, of which $149,425 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1996, the Fund paid the Principal Underwriter $892.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal year ended August 31, 1996, the Portfolio paid brokerage commissions of $15,858 on portfolio security transactions aggregating $211,176,593 to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended August 31, 1995, and for the eleven months ended August 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex (1):

                               AGGREGATE      AGGREGATE     TOTAL COMPENSATION
                             COMPENSATION   COMPENSATION     FROM TRUST AND
NAME                           FROM FUND   FROM PORTFOLIO       FUND COMPLEX
----                           ---------   --------------       ------------
Donald R. Dwight ..........      $343          $1,129(2)        $142,500(4)
Samuel L. Hayes, III ......       316           1,308(3)         153,750(5)
Norton H. Reamer ..........       314           1,268            142,500
John L. Thorndike .........       318           1,348            147,500
Jack L. Treynor ...........       341           1,274            147,500

----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $424 of deferred compensation.
(3) Includes $446 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.


                        ADDITIONAL OFFICER INFORMATION


    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I, Cynthia J. Clemson (33) is a Vice President of the Portfolio. Ms. Clemson has served as a Vice President of the Portfolio since June 19, 1995. Ms. Clemson has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1985. Ms. Clemson is an officer of various investment companies managed by Eaton Vance or BMR.


                           PERFORMANCE INFORMATION


    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from May 1, 1992 through August 31, 1996 and for the one-year period ended August 31, 1996.


                         VALUE OF A $1,000 INVESTMENT

                                                                               TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                           VALUE BEFORE      VALUE AFTER             DEDUCTING                   DEDUCTING
                                          DEDUCTING THE    DEDUCTING THE          THE MAXIMUM CDSC           THE MAXIMUM CDSC**
INVESTMENT      INVESTMENT    AMOUNT OF    MAXIMUM CDSC     MAXIMUM CDSC**   --------------------------  --------------------------
  PERIOD          DATE      INVESTMENT     ON 8/31/96        ON 8/31/96      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
-------------  ------------  -----------  ---------------  ----------------  ------------  ------------  ------------  ------------
Life of
the Fund***      5/1/92*       $1,000        $1,315.42        $1,295.42         31.54%         6.52%        29.54%         6.14%
1 Year
Ended
8/31/96          8/31/95       $1,000        $1,045.99        $  995.99          4.60%         4.60%        -0.40%        -0.40%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.


----------
  * Investment operations began on May 1, 1992.
 ** No CDSC is imposed on certain redemptions. See the Fund's current
    Prospectus.
*** If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1996, the yield of the Fund was 4.38%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.38% would be 6.47%, assuming a combined federal and State tax rate of 35.14%.

See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at November 30, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of November 30, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 7.3% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION

    The Fund changed its name from Eaton Vance Missouri Tax Free Fund to EV Marathon Missouri Tax Free Fund on February 1, 1994 and to EV Marathon Missouri Municipals Fund on January 1, 1996.

                          TAX EQUIVALENT YIELD TABLE


    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Missouri State income tax laws and tax rates applicable for 1996.

                                                                                   A FEDERAL AND MISSOURI STATE
                                                  COMBINED                             TAX EXEMPT YIELD OF:
     SINGLE RETURN           JOINT RETURN        FEDERAL AND       4%      4.5%        5%      5.5%        6%      6.5%        7%
-----------------------  ---------------------    MO STATE     --------------------------------------------------------------------
              (TAXABLE INCOME)*                 TAX BRACKET+                IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
----------------------------------------------  -------------  --------------------------------------------------------------------
       Up to   $ 24,000       Up to   $ 40,100      20.10%       5.01%     5.63%     6.26%     6.88%     7.51%     8.14%     8.76%
    $ 24,001 - $ 58,150    $ 40,101 - $ 96,900      32.32        5.91      6.65      7.39      8.13      8.87      9.60     10.34
    $ 58,151 - $121,300    $ 96,901 - $147,700      35.14        6.17      6.94      7.71      8.48      9.25     10.02     10.79
    $121,301 - $263,750    $147,701 - $263,750      39.84        6.65      7.48      8.31      9.14      9.97     10.80     11.64
        Over   $263,750        Over   $263,750      43.22        7.05      7.93      8.81      9.69     10.57     11.45     12.33

*Net amount subject to federal and Missouri personal income tax after deductions and exemptions.

+The first tax bracket is calculated using the highest Missouri tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax brackets assume that Missouri taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income. The assumed Missouri State income tax rate is 6%.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Missouri State income taxes) for taxpayers with adjusted gross income in excess of $117,950. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $117,950 and joint filers with adjusted gross income in excess of $176,950. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Missouri personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Missouri personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV MARATHON NORTH CAROLINA MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and North Carolina State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the North Carolina Municipals Portfolio (the "Portfolio").


                            RISKS OF CONCENTRATION


    The following information as to certain North Carolina considerations is given to investors in view of the Portfolio's policy of concentrating its investments in North Carolina issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of North Carolina issuers. Neither the Trust nor the Portfolio has independently verified this information.


    The current economic profile of the State consists of a combination of industry, agriculture and tourism. Tobacco production, which had been the leading source of agricultural income in the State, declined in 1995. Tobacco farming in the State has been and is expected to continue to be affected by major Federal legislation and regulatory measures regarding tobacco production and marketing and by international competition.

    The State's seasonally adjusted unemployment rate in August, 1996 was estimated to be 4.1% of the labor force, as compared with an unemployment of 5.1% nationwide. The labor force has undergone significant change during recent years as the State has moved from an agricultural to a service and goods producing economy. Those persons displaced by farm mechanization and farm consolidations have, in large measure, sought and found employment in other pursuits.

    During fiscal 1991 and 1992, the State was forced to employ various non-recurring items and budget reductions in order to balance the State's budget. Among other things, the State deferred Basic Education Program improvements. In addition, the State also implemented approximately $640 million in tax increases, including raising the State sales tax from 3% to 4%. This 4% tax is the State's portion of the total 6% sales tax with the rest dedicated to local governments. A 4% corporate income tax surcharge was also implemented and is scheduled to terminate on January 1, 1995. The State's fiscal position has improved considerably since 1992, with the general fund balance increasing from a deficit position to a surplus equal to 11% of 1994 expenditures.

    The State is a defendant in pending court actions involving the taxing of benefits paid to federal retirees and related matters. Although specific claims for damages have not been precisely calculated, the amount could exceed $400 million over a period of years. The State is also a defendant in several other litigations which, in the opinion of the Department of the Treasurer, could have a material adverse affect on the State's ability to meet its obligations. In the Leandro action, the plaintiffs claim that the State has failed to provide adequate or substantially equal educational opportunities to children. In the Francisco action, the plaintiffs claim that the State has failed to fund programs to educate non-English speaking students. In a series of cases involving State retirement benefits, disabled retirees are challenging, on various grounds, changes in the formula for paying retirement benefits. Damages could exceed $100 million. In the Fulton case, the imposition of the State's intangible personal property tax on shares of stock has been challenged.

                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of August 31, 1996, the Portfolio had net assets of $187,044,385. For the fiscal year ended August 31, 1996, the Portfolio paid BMR advisory fees of $832,564 (equivalent to 0.43% of the Portfolio's average daily net assets for such year). For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $851,448 (equivalent to 0.44% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $744,143 (equivalent to 0.42% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in Part I.

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1997 and may be continued as described under "Distribution Plan" in
Part I. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's shareholders and by the Board of Trustees of the Trust as required by Rule 12b-1. During the fiscal year ended August 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $219,900 on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $1,373,171 and the Principal Underwriter received approximately $742,000 in CDSCs imposed on early redeeming shareholders. The sales commissions and CDSCs paid to the Principal Underwriter reduced Uncovered Distribution Charges under the Plan. As at August 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $5,905,000 (which amount was equivalent to 3.5% of the Fund's net assets on such date). During the fiscal year ended August 31, 1996, the Fund paid or accrued service fees under the Plan aggregating $328,294, of which $326,372 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1996, the Fund paid the Principal Underwriter $2,162.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal year ended August 31, 1996, the Portfolio paid brokerage commissions of $26,538 on portfolio security transactions aggregating $211,176,598 to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended August 31, 1995 and for the eleven months ended August 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacites as Trustees of the funds in the Eaton Vance fund complex (1):

                           AGGREGATE          AGGREGATE       TOTAL COMPENSATION
                          COMPENSATION       COMPENSATION       FROM TRUST AND
NAME                       FROM FUND        FROM PORTFOLIO       FUND COMPLEX
----                       ---------        --------------       ------------
Donald R. Dwight .......      $687              $2,091(2)          $142,500(4)
Samuel L. Hayes, III ...       632               2,192(3)           153,750(5)
Norton H. Reamer .......       628               2,147              142,500
John L. Thorndike ......       636               2,238              147,500
Jack L. Treynor ........       681               2,228              147,500

----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $784 of deferred compensation.
(3) Includes $737 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from October 23, 1991 through August 31, 1996 and for the one-year period ended August 31, 1996.

                         VALUE OF A $1,000 INVESTMENT

                                                                               TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                           VALUE BEFORE      VALUE AFTER             DEDUCTING                   DEDUCTING
                                          DEDUCTING THE    DEDUCTING THE          THE MAXIMUM CDSC           THE MAXIMUM CDSC**
INVESTMENT      INVESTMENT    AMOUNT OF    MAXIMUM CDSC     MAXIMUM CDSC**   --------------------------  --------------------------
  PERIOD          DATE      INVESTMENT     ON 8/31/96        ON 8/31/96      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
-------------  ------------  -----------  ---------------  ----------------  ------------  ------------  ------------  ------------
Life of
the Fund***      10/23/91*      $1,000        $1,289.95        $1,270.01         29.00%        5.38%         27.00%        5.04%
1 Year
Ended
8/31/96           8/31/95       $1,000        $1,048.29        $  998.29          4.83%        4.83%         -0.17%       -0.17%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.
----------
  * Investment operations began on October 23, 1991.
 ** No CDSC is imposed on certain redemptions. See the Fund's current
    Prospectus.
*** If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1996, the yield of the Fund was 4.39%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.39% would be 6.90%, assuming a combined federal and State tax rate of 36.35%.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at November 30, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of November 30, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 12.0% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION

    The Fund changed its name from Eaton Vance North Carolina Tax Free Fund to EV Marathon North Carolina Tax Free Fund on February 1, 1994 and to EV Marathon North Carolina Municipals Fund on January 1, 1996.

                          TAX EQUIVALENT YIELD TABLE


    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and the North Carolina State income tax rates applicable for 1996.


                                                                                A FEDERAL AND NORTH CAROLINA STATE
                                                  COMBINED                             TAX EXEMPT YIELD OF:
     SINGLE RETURN           JOINT RETURN        FEDERAL AND      4%       4.5%       5%       5.5%       6%       6.5%       7%
----------------------------------------------    NC STATE       ------------------------------------------------------------------
              (TAXABLE INCOME*)                 TAX BRACKET+                IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
----------------------------------------------  -------------    ------------------------------------------------------------------
         Up to $ 24,000         Up to $ 40,100     20.95%        5.06%     5.69%     6.33%     6.96%     7.59%     8.22%     8.86%
    $ 24,001 - $ 58,150    $ 40,101 - $ 96,900     33.04         5.97      6.72      7.47      8.21      8.96      9.71     10.45
    $ 58,151 - $121,300    $ 96,901 - $147,700     36.35         6.28      7.07      7.86      8.64      9.43     10.21     11.00
    $121,301 - $263,750    $147,701 - $263,750     40.96         6.78      7.62      8.47      9.32     10.16     11.01     11.86
          Over $263,750          Over $263,750     44.28         7.18      8.08      8.97      9.87     10.77     11.67     12.56

 *Net amount subject to federal and North Carolina personal income tax after deductions and exemptions.
 +Tax brackets are calculated using the highest North Carolina tax rate within each bracket. Taxpayers with taxable income within these brackets may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax brackets assume that North Carolina taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within each of these combined brackets are 15%, 28%, 31% and 39.6%.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including North Carolina State income taxes) for taxpayers with adjusted gross income in excess of $117,950. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $117,950 and joint filers with adjusted gross income in excess of $176,950. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Fund will invest principally in obligations, the interest from which is exempt from the regular federal income tax and North Carolina personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for North Carolina personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult with their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV MARATHON OREGON MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Oregon State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Oregon Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION

    The following information as to certain Oregon considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Oregon issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Oregon issuers. Neither the Trust nor the Portfolio has independently verified this information.


    As of September 1, 1996, $3.64 billion in general obligation bonds issued by the State of Oregon and its agencies and instrumentalities were outstanding, including $125.1 million in general obligation bonds supported by the budget for the State's general fund and $3.52 billion of self-supporting general obligation bonds. The State's self-supporting general obligation bonds include $2.78 billion of State veteran's bonds, which, in the event of poor economic conditions resulting in an increased number of mortgage defaults, could cease to be self-supporting. All of the existing and outstanding general obligation bonds of the State have been issued under specific State constitutional provisions that authorize the issuance of such bonds and provide authority for ad valorem taxation to pay the principal of and interest on such bonds. With the exception of the veteran's bonds, for which no more than two mills on each dollar valuation may be levied to pay principal and interest, the authority of the State to tax property for the payment of its general obligation bonds is unlimited. Since at least 1950, the State has not imposed ad valorem tax for the payment of any of its obligations because other revenues, including those generated by the self-supporting bonds, have been sufficient.


    In addition to general obligation bonds, various state statutes authorize the issuance of State revenue bonds and certificates of participation. These limited obligations of the State or its agencies or instrumentalities may be payable from a specific project or source, including lease rentals. The State is not authorized to impose ad valorem taxes on property for the payment of principal and interest on these bonds, so they are more sensitive to changes in the economy. There can be no assurance that future economic problems will not adversely affect the market value of Oregon obligations held by the Portfolio or the ability of the respective obligors (both private and governmental) to make required payments on such obligations.


    Oregon does not have a sales tax. As a result, State tax revenues are particularly sensitive to economic recessions. The principal source of State tax revenues are personal income and corporate income taxes. For the 1995-97 biennium, approximately 96.6% of the State's legislatively budgeted revenues are projected to come from combined income taxes, insurance taxes, gift and inheritance taxes, and cigarette and tobacco taxes.

    Over the past several years, a number of species of Oregon wildlife have been added to the Endangered Species list, including the northern spotted owl and certain populations of salmon. The spotted owl listing has already had a substantial economic impact on the State's economy, primarily through a reduction in timber harvests from federal lands. The salmon listings also have had a substantial economic impact, primarily through increased electricity rates and related impacts on rate-sensitive industries such as the aluminum industry. Efforts to protect the spotted owl and salmon and steelhead populations may eventually affect a wide variety of agricultural, industrial, recreational and land use activities, with corresponding impacts on long-term economic growth. The magnitude and extent of any future environmental action is difficult to predict.


    Ballot Measure 5. Article XI, section 11b of the Oregon Constitution, adopted by Oregon's voters in November 1990 ("Ballot Measure 5"), imposes an aggregate limit on the rate of property taxes, including ad valorem taxes, that may be levied against any real or personal property. The limit is subject to certain exceptions and is being phased in over a five-year period. Beginning with the tax year that starts on July 1, 1996, the final year of the phase-in period, not more than $15 per $1,000 of real market value can be levied against any piece of property. Of this amount, $5 may be used for public education, and the remaining $10 may be used for general governmental purposes.

    The limitations of Ballot Measure 5 do not apply to taxes imposed to pay the principal of and interest on bonded indebtedness authorized by a specific provision of the State Constitution or which has received voter approval. Therefore, since the State has traditionally issued only general obligation indebtedness that is authorized by specific provisions of the State Constitution and units of local government have generally adopted policies of seeking specific approval for all general obligation indebtedness, the ability of the State and units of local government to levy taxes to service their general obligation indebtedness has generally avoided the limit. In addition, because the State currently receives its revenues from sources other than property taxes, Ballot Measure 5 has not directly affected State revenues.


    Ballot Measure 5 has controlled the growth of local property tax revenues since its adoption. Although the growth in local property valuations during the period 1991 to 1995 has somewhat mitigated the potential impacts of Ballot Measure 5, revenues of local government units in Oregon have generally been adversely affected by the adoption of Ballot Measure 5. This appears to be particularly true with respect to school districts operating revenues.

    Ballot Measure 5 required the State to replace a substantial portion of the lost revenues of local school districts through the end of fiscal year 1995-1996. Although this obligation has now expired, the extent of revenue loss perceived to have been incurred by local school districts indicates that the State may continue to provide significant revenue relief to these governmental units. In addition, the provisions of the initiative known as Ballot Measure 47, as defined and discussed below, is expected to also result in the State making further financial assistance available to certain units of local government as a result of further restrictions and limitations placed upon the ability of units of local government to generate revenues through Oregon's system of ad valorem property taxation.

    Ballot Measure 47. At the November 5, 1996 general election, the voters of the State of Oregon approved a constitutional amendment creating new sections 11g, 11h, 11i and 11j within Article XI of the Oregon Constitution. The initiative proposing these amendments was commonly referred to as "Ballot Measure 47" or "Cut and Cap."

    Ballot Measure 47 will generally reduce the revenues of local governements available from ad valorem property taxes starting on July 1, 1997. For fiscal year 1997-98, the amount of tax which may be collected from each property subject to taxation is limited to the lesser of the amount due for fiscal year 1995-96 reduced by ten percent (10%) or the amount due for fiscal year 1994-95. Future increases in annual ad valorem property taxes which can be collected from each property subject to taxation are limited to three percent (3%) unless certain exceptions apply. Ballot Measure 47 also contains provisions limiting local governments' ability to shift activities previously funded in whole or in part from ad valorem property tax revenues to a user fee or other form of non-ad valorem property tax basis. One of the exceptions is for taxes levied to pay bonded indebtedness which has been approved by the voters in accordance with certain specific and new guidelines contained in Ballot Measure 47.

    By its terms, Ballot Measure 47 does not affect the revenues of governmental units which do not rely upon the collection of ad valorem property taxes, such as the State, or governmental operations which are supported solely from user fees and charges, such as many municipal utilities. However, its revenue reducing provisions are expected to create new financial burdens on the State revenue resources as well as on the revenue resources of units of government which levy and collect ad valorem property taxes. Such burdens are expected to arise, at least in part, from the potential need for the State to assist units of local government adversely affected by the implementation of Ballot Measure
47. Although the actual impact of Ballot Measure 47 on a particular unit of local governement cannot presently be determined because the methodology for applying its provisions to individual properties has not yet been established, it is anticipated that the general fund operations of many local government units will be materially adversely affected by its revenue reduction and revenue growth limiting provisions.

    Ballot Measure 11. In November 1994, voters approved three measures affecting the State's penal system. The most significant in terms of financial impact for the State is Ballot Measure 11, which established mandatory minimum prison sentences for certain felons. It is anticipated that this initiative will require construction of a substantial number of additional prison beds. Currently, the State expects to fund construction from sources other than the State general fund.


    Several litigation matters are pending involving the State. These matters include (i) an action filed by several out-of-state insurers challenging Oregon's gross premium tax on out-of-state insurers and seeking refunds of taxes previously paid, which could result in the State being liable for approximately $50 million in refunds and (ii) several cases in which federal retires have challenged the validity of a State Public Employees Retirement System benefit increase to offset the taxation of such benefits or have sought refunds of State taxes paid on federal retirement benefits. In addition, the Oregon Supreme Court has ruled against the State in an action brought to require the State to return $81 million that was transferred in 1983 from the State's Industrial Accident Fund ("SAIF") to the State's general fund. The amount required to be returned to SAIF, including interest, has been estimated to be approximately $280 million. The claims have been settled for a State obligation to pay $225 million. $65 million of that amount has been paid. $80 million is payable at the end of the 1997 legislative session, and an additional $80 million is payable at the end of the 1999 legislative session.

                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of August 31, 1996, the Portfolio had net assets of $129,758,655. For the fiscal year ended August 31, 1996, the Portfolio paid BMR advisory fees of $574,189 (equivalent to 0.41% of the Portfolio's average daily net assets for such year). For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $609,837 (equivalent to 0.42% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $534,681 (equivalent to 0.41% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in Part I.

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1997 and may be continued as described under "Distribution Plan" in
Part I. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's shareholders and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $170,426 on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $1,047,054 and the Principal Underwriter received approximately $645,000 in CDSCs imposed on early redeeming shareholders. The sales commissions and CDSCs paid to the Principal Underwriter reduced Uncovered Distribution Charges under the Plan. As at August 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $4,465,000 (which amount was equivalent to 3.5% of the Fund's net assets on such date). During the fiscal year ended August 31, 1996, the Fund paid or accrued service fees under the Plan aggregating $236,226, of which $234,833 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1996, the Fund paid the Principal Underwriter $2,107.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal year ended August 31, 1996, the Portfolio paid brokerage commissions of $39,752 on portfolio security transactions aggregating $204,677,669 to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended August 31, 1995, and for the eleven months ended August 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions. For the period from October 1, 1992, to February 1, 1993 (when the Fund transferred its assets to the Portfolio), the Fund paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex (1):

                           AGGREGATE          AGGREGATE       TOTAL COMPENSATION
                          COMPENSATION       COMPENSATION       FROM TRUST AND
NAME                       FROM FUND        FROM PORTFOLIO       FUND COMPLEX
----                       ---------        --------------       ------------
Donald R. Dwight ........    $687              $1,542(2)          $142,500(4)
Samuel L. Hayes, III ....     632               1,687(3)           153,750(5)
Norton H. Reamer ........     628               1,645              142,500
John L. Thorndike .......     636               1,729              147,500
Jack L. Treynor .........     681               1,683              147,500
----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $578 of deferred compensation.
(3) Includes $570 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION

    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I, Thomas M. Metzold (38), Vice President. Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Metzold was elected Vice President of the Portfolio on November 18, 1996. He has been a Vice President of Eaton Vance since 1991 and of BMR since 1992. Mr. Metzold has been an employee of Eaton Vance since 1987.

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from December 24, 1991 through August 31, 1996 and for the one-year period ended August 31, 1996.

                         VALUE OF A $1,000 INVESTMENT

                                                                               TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                           VALUE BEFORE      VALUE AFTER             DEDUCTING                   DEDUCTING
                                          DEDUCTING THE    DEDUCTING THE          THE MAXIMUM CDSC           THE MAXIMUM CDSC**
INVESTMENT      INVESTMENT    AMOUNT OF    MAXIMUM CDSC     MAXIMUM CDSC**   --------------------------  --------------------------
  PERIOD          DATE      INVESTMENT     ON 8/31/96        ON 8/31/96      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
-------------  ------------  -----------  ---------------  ----------------  ------------  ------------  ------------  ------------
Life of
the Fund***    12/24/91*     $1,000        $1,306.95        $1,286.95          30.70%         5.87%         28.70%         5.53%
1 Year
Ended
8/31/96         8/31/95      $1,000        $1,038.01        $  988.35           3.80%         3.80%         -1.17%        -1.17%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.
----------
  * Investment operations began on December 24, 1991.
 ** No CDSC is imposed on certain redemptions. See the Fund's current
    Prospectus.
*** If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1996, the yield of the Fund was 4.36%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.36% would be 6.94%, assuming a combined federal and State tax rate of 37.21%.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at November 30, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of November 30, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 11.4% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned or record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION

    The Fund changed its name from Eaton Vance Oregon Tax Free Fund to EV Marathon Oregon Tax Free Fund on February 1, 1994 and to EV Marathon Oregon Municipals Fund on January 1, 1996.

                          TAX EQUIVALENT YIELD TABLE


    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Oregon State income tax laws and tax rates applicable for 1996.

                                                                                    A FEDERAL AND OREGON STATE
                                                  COMBINED                             TAX EXEMPT YIELD OF:
     SINGLE RETURN           JOINT RETURN        FEDERAL AND      4%       4.5%       5%       5.5%       6%       6.5%       7%
-----------------------  ---------------------    OR STATE     --------------------------------------------------------------------
              (TAXABLE INCOME*)                  TAX BRACKET+               IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
-----------------------  ---------------------  -------------  --------------------------------------------------------------------
         Up to $ 24,000         Up to $ 40,100     22.65%       5.17%     5.82%     6.46%      7.11%     7.76%     8.40%     9.05%
    $ 24,001 - $ 58,150    $ 40,101 - $ 96,900     34.48        6.11      6.87      7.63       8.39      9.16      9.92     10.68
    $ 58,151 - $121,300    $ 96,901 - $147,700     37.21        6.37      7.17      7.96       8.76      9.56     10.35     11.15
    $121,301 - $263,750    $147,701 - $263,750     41.76        6.87      7.73      8.59       9.44     10.30     11.16     12.02
          Over $263,750          Over $263,750     45.04        7.28      8.19      9.10      10.01     10.92     11.83     12.74

*Net amount subject to federal and Oregon personal income tax after deductions and exemptions.

+The first tax bracket is calculated using the highest Oregon tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax rates assume that Oregon taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income. The assumed Oregon State income tax rate is 9%.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Oregon State income taxes) for taxpayers with adjusted gross income in excess of $117,950. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $117,950 and joint filers with adjusted gross income in excess of $176,950. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above. The tax brackets and taxable equivalent yields do not take into account the limited deductibility of federal income tax withholding in arriving at state taxable income, which may decrease the taxable equivalent yield of the Fund to certain investors.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Oregon personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Oregon personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not appliable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV MARATHON SOUTH CAROLINA MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and South Carolina State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the South Carolina Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION

    The following information as to certain South Carolina considerations is given to investors in view of the Portfolio's policy of concentrating its investments in South Carolina issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of South Carolina issuers. Neither the Trust nor the Portfolio has independently verified this information.

    The South Carolina Constitution requires the General Assembly to provide a balanced budget and requires that if there is a deficit, such deficit shall be provided for in the succeeding fiscal year. The State Constitution also provides that (i) the State Budget and Control Board may, if a deficit appears likely, effect such reductions in appropriations as may be necessary to prevent a deficit, (ii) annual increases in State appropriations may not exceed the average growth rate of the economy of the State, (iii) that the annual increase in the number of State employees may not exceed the average growth of the population of the State, and (iv) a General Reserve Fund be maintained in an amount equal to 3% of General Fund revenue for the latest fiscal year. The State also maintains a Capital Reserve Fund equal to 2% of the General Reserve Fund.

    Despite several spending reductions in fiscal 1992, the State recorded a budgetary basis operating deficit of $54 million due to lower than anticipated sales and corporate-income tax revenues. The State ended fiscal 1992 with only $7.6 million in its budgetary general fund. In June 1993, the presidential base-closing commission voted to close the Charleston Naval Base. South Carolina has estimated lost revenues of $100 million over the three-year period from July 1, 1993 to June 30, 1996 due to the closing. There can be no guarantee that the actual cost will not be more or less than the State's estimate. Budgetary General Fund revenues and expenditures for fiscal 1993 were $3.673 billion and $3.521 billion, respectively. There was a $151 million surplus of which $33.7 million was deposited into the General Reserve Fund ("Rainy Day Fund") bringing its total to $100 million. Fiscal 1994 had budgeted revenues and expenditures of $3.828 billion and $3.795 billion, respectively. No new taxes were implemented. Fiscal 1994 ended with a General Fund surplus of $248 million. The General Reserve Fund is now at its fully funded level of $110.2 million. Fiscal 1995 has budgeted $3.93 billion for expenditures with no new taxes expected.


                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of August 31, 1996, the Portfolio had net assets of $58,318,147. For the fiscal year ended August 31, 1996, the Portfolio paid BMR advisory fees of $201,026 (equivalent to 0.33% of the Portfolio's average daily net assets for such year). For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $198,498 (equivalent to 0.33% of the Portfolio's average daily net assets for such year). For the period from the Portfolio's start of business, February 1, 1994, to the fiscal year ended August 31, 1994, the Portfolio paid BMR advisory fees of $106,785 (equivalent to 0.31% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in Part I.

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1997 and may be continued as described under "Distribution Plan" in
Part I. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's shareholders and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $149,516 on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $452,132 and the Principal Underwriter received approximately $226,000 in CDSCs imposed on early redeeming shareholders. The sales commissions and CDSCs paid to the Principal Underwriter reduced Uncovered Distribution Charges under the Plan. As at August 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $2,245,000 (which amount was equivalent to 3.9% of the Fund's net assets on such date). During the fiscal year ended August 31, 1996, the Fund paid or accrued service fees under the Plan aggregating $99,151, of which $92,578 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1996, the Fund paid the Principal Underwriter $692.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal year ended August 31, 1996, the Portfolio paid brokerage commissions of $18,253 on portfolio security transactions aggregating $136,816,360 to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended August 31, 1995 and for the period from the start of business, February 1, 1994, to the fiscal year ended August 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex (1):

                               AGGREGATE      AGGREGATE     TOTAL COMPENSATION
                             COMPENSATION   COMPENSATION     FROM TRUST AND
NAME                           FROM FUND   FROM PORTFOLIO       FUND COMPLEX
----                           ---------   --------------       ------------
Donald R. Dwight ..........      $343          $1,129(2)        $142,500(4)
Samuel L. Hayes, III ......       316           1,308(3)         153,750(5)
Norton H. Reamer ..........       314           1,268            142,500
John L. Thorndike .........       318           1,348            147,500
Jack L. Treynor ...........       341           1,274            147,500

----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $424 of deferred compensation.
(3) Includes $446 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from October 2, 1992 through August 31, 1996 and for the one-year period ended August 31, 1996.

                         VALUE OF A $1,000 INVESTMENT

                                                                               TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                           VALUE BEFORE      VALUE AFTER             DEDUCTING                   DEDUCTING
                                          DEDUCTING THE    DEDUCTING THE          THE MAXIMUM CDSC           THE MAXIMUM CDSC**
INVESTMENT      INVESTMENT    AMOUNT OF    MAXIMUM CDSC     MAXIMUM CDSC**   --------------------------  --------------------------
  PERIOD          DATE      INVESTMENT     ON 8/31/96        ON 8/31/96      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
-------------  ------------  -----------  ---------------  ----------------  ------------  ------------  ------------  ------------
Life of
the Fund***      10/2/92*      $1,000        $1,214.10        $1,184.10         21.41%        5.07%         18.41%         4.40%
1 Year
Ended
8/31/96          8/31/95       $1,000        $1,049.16        $  999.16          4.92%        4.92%         -0.08%        -0.08%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.
----------
  * Investment operations began on October 2, 1992.
 ** No CDSC is imposed on certain redemptions. See the Fund's current
    Prospectus.
*** If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1996, the yield of the Fund was 4.61%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.61% would be 7.18%, assuming a combined federal and State tax rate of 35.83%.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at November 30, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of November 30, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 16.2% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION

    The Fund changed its name from Eaton Vance South Carolina Tax Free Fund to EV Marathon South Carolina Tax Free Fund on February 1, 1994 and to EV Marathon South Carolina Municipals Fund on January 1, 1996.

                          TAX EQUIVALENT YIELD TABLE


    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and South Carolina State income tax laws and tax rates applicable for 1996.

                                                                                A FEDERAL AND SOUTH CAROLINA STATE
                                                  COMBINED                             TAX EXEMPT YIELD OF:
     SINGLE RETURN           JOINT RETURN        FEDERAL AND       4%      4.5%        5%      5.5%        6%      6.5%        7%
-----------------------  ---------------------    SC STATE     --------------------------------------------------------------------
              (TAXABLE INCOME)*                 TAX BRACKET+                IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
----------------------------------------------  -------------  --------------------------------------------------------------------
       Up to   $ 24,000       Up to   $ 40,100      20.95%       5.06%     5.69%     6.33%     6.96%     7.59%     8.22%     8.86%
    $ 24,001 - $ 58,150    $ 40,101 - $ 96,900      33.04        5.97      6.72      7.47      8.21      8.96      9.71     10.45
    $ 58,151 - $121,300    $ 96,901 - $147,700      35.83        6.23      7.01      7.79      8.57      9.35     10.13     10.91
    $121,301 - $263,750    $147,701 - $263,750      40.48        6.72      7.56      8.40      9.24     10.08     10.92     11.76
        Over   $263,750        Over   $263,750      43.83        7.12      8.01      8.90      9.79     10.68     11.57     12.46

*Net amount subject to federal and South Carolina personal income tax after deductions and exemptions.

+The first tax bracket is calculated using the highest South Carolina tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined tax bracket and taxable equivalent yield than indicated above. The combined tax brackets assume that South Carolina taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income. The assumed South Carolina State income tax rate is 7%.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including South Carolina State income tax) for taxpayers with adjusted gross income in excess of $117,950. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $117,950 and joint filers with adjusted gross income in excess of $176,950. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and South Carolina personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for South Carolina personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credit that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV MARATHON TENNESSEE MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Tennessee State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Tennessee Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION

    The following information as to certain Tennessee considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Tennessee issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Tennessee issuers. Neither the Trust nor the Portfolio has independently verified this information.

    Tennessee's State Constitution requires that (1) the total expenditures of the State for any fiscal year shall not exceed the State's revenues and reserves, including the proceeds of debt obligations issued to finance capital expenditures and (2) in no year shall the rate of growth of appropriations from State tax revenues exceed the estimated rate of growth of the State's economy. In the past, the Governor and the General Assembly have had to restrict expenditures to comply with the State Constitution.


    The Tennessee economy generally tends to rise and fall in a roughly parallel manner with the U.S. economy. Like the U.S. economy, the Tennessee economy entered a recession in the last half of 1990 which continued throughout 1991 and into 1992 as the Tennessee indexes of coincident and leading economic indicators trended downward throughout the period. However, the Tennessee economy gained strength during the latter part of 1992 and this renewed vitality steadily continued through 1993, 1994 and into 1995. The latter half of 1995 and the first part of 1996 has seen the State's economy become slightly inconsistent in its performance, with most 1996 economic data revealing some downward movement in the leading economic index. However, many experts believe that the State will achieve modest economic gains in 1996.

    State revenue collections for 1996 are falling below projections, possibly requiring the State to reduce expenditures for the fiscal year in order to avoid depletion of the rainy-day fund. The State's rainy-day fund remained constant from December 1994 to December 1995 at $101 million and remains so as of July 1, 1996.

                              FEES AND EXPENSES

INVESTMENT ADVISER

    As of August 31, 1996, the Portfolio had net assets of $56,065,353. For the fiscal year ended August 31, 1996, the Portfolio paid BMR advisory fees of $181,502 (equivalent to 0.31% of the Portfolio's average daily net assets for such year). For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $177,788 (equivalent to 0.31% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $125,060 (equivalent to 0.28% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in Part I.

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1997 and may be continued as described under "Distribution Plan" in
Part I. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's shareholders and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $121,384 on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $425,503 and the Principal Underwriter received approximately $214,000 in CDSCs imposed on early redeeming shareholders. These sales commissions and CDSCs paid to the Principal Underwriter reduced Uncovered Distribution Charges under the Plan. As at August 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $2,037,000 (which amount was equivalent to 3.7% of the Fund's net assets on such date). During the fiscal year ended August 31, 1996, the Fund paid or accrued service fees under the Plan aggregating $92,921, of which $92,578 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1996, the Fund paid the Principal Underwriter $602.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal year ended August 31, 1996, the Portfolio paid brokerage commissions of $9,892 on portfolio security transactions aggregating $85,993,505 to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended August 31, 1995 and for the eleven months ended August 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex (1):

                       AGGREGATE            AGGREGATE         TOTAL COMPENSATION
                      COMPENSATION        COMPENSATION          FROM TRUST AND
NAME                   FROM FUND         FROM PORTFOLIO          FUND COMPLEX
----                    --------         --------------          ------------
Donald R. Dwight ......  $343                $1,129(2)             $142,500(4)
Samuel L. Hayes, III ..   316                 1,308(3)              153,750(5)
Norton H. Reamer ......   314                 1,268                 142,500
John L. Thorndike .....   318                 1,348                 147,500
Jack L. Treynor .......   341                 1,274                 147,500
----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $424 of deferred compensation.
(3) Includes $446 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION

    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I, Cynthia J. Clemson (33) is a Vice President of the Portfolio. Ms. Clemson has served as a Vice President of the Portfolio since June 19, 1995. Ms. Clemson has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1985. Ms. Clemson is an officer of various investment companies managed by Eaton Vance or BMR.

                           PERFORMANCE INFORMATION

        The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from August 25, 1992 through August 31, 1996 and for the one-year period ended August 31, 1996.


                         VALUE OF A $1,000 INVESTMENT


                                                                               TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                           VALUE BEFORE      VALUE AFTER             DEDUCTING                   DEDUCTING
                                          DEDUCTING THE    DEDUCTING THE          THE MAXIMUM CDSC           THE MAXIMUM CDSC**
INVESTMENT      INVESTMENT    AMOUNT OF    MAXIMUM CDSC     MAXIMUM CDSC**   --------------------------  --------------------------
  PERIOD          DATE      INVESTMENT     ON 8/31/96        ON 8/31/96      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
-------------  ------------  -----------  ---------------  ----------------  ------------  ------------  ------------  ------------
Life of
the Fund***      8/25/92*      $1,000        $1,255.17        $1,235.17         25.52%         5.82%        23.52%         5.39%
1 Year
Ended
8/31/96          8/31/95       $1,000        $1,051.55        $1,001.55          5.16%         5.16%         0.16%         0.16%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.
----------
  * Investment operations began on August 25, 1992.
 ** No CDSC is imposed on certain redemptions. See the Fund's current
    Prospectus.
*** If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1996, the yield of the Fund was 4.48%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.48% would be 6.91%, assuming a combined federal and State tax rate of 35.14%.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at November 30, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of November 30, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 10.9% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION

    The Fund changed its name from Eaton Vance Tennessee Tax Free Fund to EV Marathon Tennessee Tax Free Fund on February 1, 1994 and to EV Marathon Tennessee Municipals Fund on January 1, 1996.

                          TAX EQUIVALENT YIELD TABLE


    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Tennessee State income tax laws and tax rates applicable for 1996.



                                                                                  A FEDERAL AND TENNESSEE STATE
                                                  COMBINED                             TAX EXEMPT YIELD OF:
     SINGLE RETURN           JOINT RETURN        FEDERAL AND       4%      4.5%        5%      5.5%        6%      6.5%        7%
-----------------------  ---------------------    TN STATE     --------------------------------------------------------------------
              (TAXABLE INCOME)*                 TAX BRACKET+                IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
----------------------------------------------  -------------  --------------------------------------------------------------------
       Up to   $ 24,000       Up to   $ 40,100      20.10%       5.01%     5.63%     6.26%     6.88%     7.51%     8.14%     8.76%
    $ 24,001 - $ 58,150    $ 40,101 - $ 96,900      32.32        5.91      6.65      7.39      8.13      8.87      9.60     10.34
    $ 58,151 - $121,300    $ 96,901 - $147,700      35.14        6.17      6.94      7.71      8.48      9.25     10.02     10.79
    $121,301 - $263,750    $147,701 - $263,750      39.84        6.65      7.48      8.31      9.14      9.97     10.80     11.64
        Over   $263,750        Over   $263,750      43.22        7.05      7.93      8.81      9.69     10.57     11.45     12.33

*Net amount subject to federal and Tennessee personal income tax after deductions and exemptions.

+The combined tax brackets assume that Tennessee taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income. The assumed Tennessee State income tax rate is 6%.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Tennessee State income taxes) for taxpayers with adjusted gross income in excess of $117,950. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $117,950 and joint filers with adjusted gross income in excess of $176,950. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Tennessee personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Tennessee personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV MARATHON VIRGINIA MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Virginia State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Virginia Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION

    The following information as to certain Virginia considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Virginia issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Virginia issuers. Neither the Trust nor the Portfolio has independently verified this information.

    The Commonwealth of Virginia has had a tradition of low debt, and a large proportion of its general obligation bonds has been supported by particular revenue-producing projects. However, a trend towards more use of non-general obligation debt, which is not subject to constitutional limits on borrowing, is now changing the Commonwealth's debt profile. In recent years, the Commonwealth has expanded its limited obligation borrowings through various financing vehicles such as the Virginia Public Building Authority and the Virginia College Building Authority, and has embarked upon a substantial transportation bonding program to which certain increases in retail sales and motor vehicle-related taxes enacted in 1986 are dedicated. The General Fund is the Commonwealth's major operating fund and accounts for about half of Commonwealth expenditures. It covers all functions except highways and Federal grant disbursements, for which there are special revenue funds.

    While the Commonwealth has had a long history of sound financial operations, variations of a cyclical nature have occurred during the past several years. During fiscal year 1992, financial operations were somewhat more favorable than expected. Revenues of $5.6 billion exceeded expenditures by approximately $150 million with $44 million in increased revenues and the balance in decreased expenditures ordered by the Governor in December of 1991. The closing balance at June 30, 1992 was $195.1 million, of which $142.3 million will be reappropriated, leaving $52.8 million as an unreserved, undesignated balance, the first such balance in four years. The fiscal 1993 ending balance for the General Fund was $331.8 million of which $59.7 is unreserved, undesignated. Revenues for the 1993 fiscal year were 8.9% higher than fiscal year 1992, a $103 million increase. At the close of the biennium ending June 30, 1994, the Fund balance amounted to $518.7 million of which $81 million was reserved, including $79.9 million for the Revenue Stabilization Fund. Preliminary results for fiscal 1995 indicate a general fund surplus of $65 million.

    Virginia's economy is generally affected by economic trends throughout the country and in the Mid-Atlantic region, and it is particularly influenced by Federal civilian and military installations and the growth of suburban communities around Washington, D.C. Also significant to the economy of Virginia are manufacturing (such as electronic equipment, shipbuilding and chemical products), minerals (chiefly coal), service sector occupations (including banking and insurance), agriculture and tourism. Unemployment rates are typically below the national average, but because of a large military and civilian government employment component, and the related civilian employment, a substantial decrease in defense or other governmental spending could have a material adverse effect on both the unemployment rate and the economy of the Commonwealth in general.

                              FEES AND EXPENSES

INVESTMENT ADVISER


    As of August 31, 1996, the Portfolio had net assets of $177,644,321. For the fiscal year ended August 31, 1996, the Portfolio paid BMR advisory fees of $811,731 (equivalent to 0.43% of the Portfolio's average daily net assets for such year). For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $834,074 (equivalent to 0.44% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $744,841 (equivalent to 0.43% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in Part I.

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1997 and may be continued as described under "Distribution Plan" in
Part I. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's shareholders and by the Board of Trustees of the Trust as required by Rule 12b-1. During the fiscal year ended August 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $269,358 on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $1,402,507 and the Principal Underwriter received approximately $604,000 in CDSCs imposed on early redeeming shareholders. The sales commissions and CDSCs paid to the Principal Underwriter reduced Uncovered Distribution Charges under the Plan. As at August 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $5,877,000 (which amount was equivalent to 3.3% of the Fund's net assets on such date). During the fiscal year ended August 31, 1996, the Fund paid or accrued service fees under the Plan aggregating $317,860, of which $316,579 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1996, the Fund paid the Principal Underwriter $2,402.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal year ended August 31, 1996, the Portfolio paid brokerage commissions of $50,618 on portfolio security transactions aggregating $247,838,146 to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended August 31, 1995 and for the eleven months ended August 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex (1):

                         AGGREGATE          AGGREGATE       TOTAL COMPENSATION
                        COMPENSATION       COMPENSATION       FROM TRUST AND
NAME                     FROM FUND        FROM PORTFOLIO       FUND COMPLEX
----                     ---------        --------------       ------------
Donald R. Dwight ......    $687              $2,091(2)          $142,500(4)
Samuel L. Hayes, III ..     632              2,192(3)            153,750(5)
Norton H. Reamer ......     628               2,147              142,500
John L. Thorndike .....     636               2,238              147,500
Jack L. Treynor .......     681               2,228              147,500

----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $784 of deferred compensation.
(3) Includes $737 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION

    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I, Timothy T. Browse (37) is a Vice President of the Portfolio. Mr. Browse has served as a Vice President of the Portfolio since December 1, 1995. Mr. Browse has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1992. Mr. Browse is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, Mr. Browse was a Municipal Bond Trader -- Fidelity Management & Research Company (1987-1992).

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from July 26, 1991 through August 31, 1996 and for the one-year period ended August 31, 1996.

                         VALUE OF A $1,000 INVESTMENT

                                                                                TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                           VALUE BEFORE      VALUE AFTER             DEDUCTING                   DEDUCTING
                                           DEDUCTING THE    DEDUCTING THE         THE MAXIMUM CDSC           THE MAXIMUM CDSC**
 INVESTMENT     INVESTMENT    AMOUNT OF    MAXIMUM CDSC     MAXIMUM CDSC**   --------------------------  --------------------------
   PERIOD          DATE      INVESTMENT     ON 8/31/96        ON 8/31/96      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
-------------  ------------  -----------  ---------------  ----------------  ------------  ------------  ------------  ------------
Life of
the Fund***      7/26/91*      $1,000        $1,351.55        $1,341.55         35.16%        6.08%         34.16%         5.93%
5 Years
Ended
8/31/96          8/31/91       $1,000        $1,338.12        $1,318.12         33.81%        6.00%         31.81%         5.68%
1 Year
Ended
8/31/96          8/31/95       $1,000        $1,046.83        $  996.83          4.68%        4.68%         -0.32%        -0.32%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.
----------
  * Investment operations began on July 26, 1991.
 ** No CDSC is imposed on certain redemptions. See the Fund's current
    Prospectus.
*** If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1996, the yield of the Fund was 4.46%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.46% would be 6.86%, assuming a combined federal and State tax rate of 34.97%.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at November 30, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of November 30, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 15.8% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION

    The Fund changed its name from Eaton Vance Virginia Tax Free Fund to EV Marathon Virginia Tax Free Fund on February 1, 1994 and to EV Marathon Virginia Municipals Fund on January 1, 1996.

                          TAX EQUIVALENT YIELD TABLE


    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Virginia State income tax laws and tax rates applicable for 1996.

                                                  COMBINED
     SINGLE RETURN           JOINT RETURN        FEDERAL AND            A FEDERAL AND VIRGINIA STATE TAX EXEMPT YIELD OF:
-----------------------  ---------------------    VA STATE     --------------------------------------------------------------------
              (TAXABLE INCOME)*                 TAX BRACKET+       4%      4.5%        5%      5.5%        6%      6.5%        7%
----------------------------------------------  -------------  --------------------------------------------------------------------
                                                                            IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
       Up to   $ 24,000       Up to   $ 40,100      19.89%       4.99%     5.62%     6.24%     6.87%     7.49%     8.11%     8.74%
    $ 24,001 - $ 58,150    $ 40,101 - $ 96,900      32.14        5.89      6.63      7.37      8.10      8.84      9.58     10.32
    $ 58,151 - $121,300    $ 96,901 - $147,700      34.97        6.15      6.92      7.69      8.46      9.23     10.00     10.76
    $121,301 - $263,750    $147,701 - $263,750      39.68        6.63      7.46      8.29      9.12      9.95     10.78     11.60
        Over   $263,750        Over   $263,750      43.07        7.03      7.90      8.78      9.66     10.54     11.42     12.30

*Net amount subject to federal and Virginia personal income tax after deductions and exemptions.

+The first tax bracket is calculated using the highest Virginia tax rate within the bracket. Taxpayers with taxable income within such brackets may have lower combined tax brackets and taxable equivalent yields than indicated above. The combined tax brackets assume that Virginia taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within each of these combined brackets are 15%, 28%, 31%, 36% and 39.6%. The assumed Virginia State income tax rate is 5.75%.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Virginia State income taxes) for taxpayers with adjusted gross income in excess of $117,950. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $117,950 and joint filers with adjusted gross income in excess of $176,950. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Virginia personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for regular Virginia personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, and regular Virginia personal income tax, is treated as a tax preference item which could subject the recipient to the federal and Virginia alternative minimum taxes. The illustrations assume that the federal and Virginia alternative minimum taxes are not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult with their tax adviser for additional information.

[Logo]
EV MARATHON MUNICIPAL FUNDS
--------------------------------------------------------------------------------


STATEMENT OF
ADDITIONAL INFORMATION
JANUARY 1, 1997

EV Marathon Alabama Municipals Fund
EV Marathon Arkansas Municipals Fund
EV Marathon Georgia Municipals Fund
EV Marathon Kentucky Municipals Fund
EV Marathon Louisiana Municipals Fund
EV Marathon Maryland Municipals Fund
EV Marathon Missouri Municipals Fund
EV Marathon North Carolina Municipals Fund
EV Marathon Oregon Municipals Fund
EV Marathon South Carolina Municipals Fund
EV Marathon Tennessee Municipals Fund
EV Marathon Virginia Municipals Fund

EV MARATHON
MUNICIPAL FUNDS
24 FEDERAL STREET
BOSTON, MA 02110
--------------------------------------------------------------------------------
PORTFOLIO INVESTMENT ADVISER
Boston Management and Research, 24 Federal Street, Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
  (617)482-8260

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
  (800) 262-1122


AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110

                                                                    M-TFC12/1SAI

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        January 1, 1997


                        EV TRADITIONAL MUNICIPAL FUNDS


EV TRADITIONAL ALABAMA MUNICIPALS FUND    EV TRADITIONAL MISSOURI MUNICIPALS FUND
EV TRADITIONAL ARKANSAS MUNICIPALS FUND   EV TRADITIONAL NORTH CAROLINA MUNICIPALS FUND
EV TRADITIONAL GEORGIA MUNICIPALS FUND    EV TRADITIONAL OREGON MUNICIPALS FUND
EV TRADITIONAL KENTUCKY MUNICIPALS FUND   EV TRADITIONAL SOUTH CAROLINA MUNICIPALS FUND
EV TRADITIONAL LOUISIANA MUNICIPALS FUND  EV TRADITIONAL TENNESSEE MUNICIPALS FUND
EV TRADITIONAL MARYLAND MUNICIPALS FUND   EV TRADITIONAL VIRGINIA MUNICIPALS FUND
                24 Federal Street, Boston, Massachusetts 02110
                                (800) 225-6265

    This Statement of Additional Information consists of two parts. Part I provides general information about the Funds listed above (each a "Fund"), their corresponding Portfolios and certain other series of Eaton Vance Municipals Trust (the "Trust"). Each Part II provides information solely about a Fund and its corresponding Portfolio. Where appropriate Part I includes cross-references to the relevant sections of Part II. This Statement of Additional Information is sometimes referred to herein as the "SAI".

                              TABLE OF CONTENTS
                                                                          Page
                                    PART I
Additional Information about Investment Policies ......................     1
Investment Restrictions ...............................................     8
Trustees and Officers .................................................     9
Investment Adviser and Administrator ..................................    11
Custodian .............................................................    13
Service for Accumulation ..............................................    14
Service for Withdrawal ................................................    15
Determination of Net Asset Value ......................................    15
Investment Performance ................................................    15
Taxes .................................................................    17
Principal Underwriter .................................................    19
Service Plan ..........................................................    20
Portfolio Security Transactions .......................................    20
Other Information .....................................................    22
Independent Certified Public Accountants ..............................    23
Financial Statements ..................................................    23
Appendix ..............................................................    24

                                   PART II
EV Traditional Alabama Municipals Fund ................................   a-1
EV Traditional Arkansas Municipals Fund ...............................   b-1
EV Traditional Georgia Municipals Fund ................................   c-1
EV Traditional Kentucky Municipals Fund ...............................   d-1
EV Traditional Louisiana Municipals Fund ..............................   e-1
EV Traditional Maryland Municipals Fund ...............................   f-1
EV Traditional Missouri Municipals Fund ...............................   g-1
EV Traditional North Carolina Municipals Fund .........................   h-1
EV Traditional Oregon Municipals Fund .................................   i-1
EV Traditional South Carolina Municipals Fund .........................   j-1
EV Traditional Tennessee Municipals Fund ..............................   k-1
EV Traditional Virginia Municipals Fund ...............................   l-1


    Although each Fund offers only its shares of beneficial interest, it is possible that a Fund might become liable for a misstatement or omission in this Statement of Additional Information regarding another Fund because the Funds use this combined Statement of Additional Information. The Trustees of the Trust have considered this factor in approving the use of a combined Statement of Additional Information.

    THIS COMBINED STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUNDS' PROSPECTUS DATED JANUARY 1, 1997 AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS COMBINED STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

                     STATEMENT OF ADDITIONAL INFORMATION

                                    PART I

    The following provides information about the Fund, certain other series of the Trust and the Portfolio. Capitalized terms used in this SAI and not otherwise defined have the meanings given them in the Fund's Prospectus. The Fund is subject to the same investment policies as those of the Portfolio. The Fund currently seeks to achieve its objective by investing in the Portfolio.

               ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES


MUNICIPAL OBLIGATIONS
    Municipal obligations are issued to obtain funds for various public and private purposes. Such obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. In general, there are three categories of municipal obligations the interest on which is exempt from federal income taxes and is not a tax preferred item for purposes of the federal alternative minimum tax: (i) certain "public purpose" obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain "private activity bonds" issued after August 7, 1986, which include "qualified Section 501(c)(3) bonds" or refundings of certain obligations included in the second category. In assessing the federal income tax treatment of interest on any municipal obligation, the Portfolio will generally rely on an opinion of the issuer's counsel (when available) and will not undertake any independent verification of the basis for the opinion. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds.

    Interest on certain "private activity bonds" issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient's liability for the AMT. For corporate shareholders, the Fund's distributions derived from interest on all municipal obligations (whenever issued) is included in "adusted current earnings" for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).

    Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 other than, in general, at their original issue, is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.


    Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

    The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations. Such payments are usually subject to annual appropriations by the state or locality.

    Industrial development and pollution control bonds, although nominally issued by municipal authorities, are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users.

    The Portfolio may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Portfolio anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

    While most municipal bonds pay a fixed rate of interest semi-annually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.

    The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected. There have been recent instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. The Portfolio will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of the Investment Adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Portfolio as a result of any such event, and the Portfolio may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. The Portfolio anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by the Portfolio. The Portfolio will incur additional expenditures in taking protective action with respect to portfolio obligations in default and assets securing such obligations.

    The yields on municipal obligations will be dependent on a variety of factors, including purposes of issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of such obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of the Portfolio will be affected by such changes.

RISKS OF CONCENTRATION


Municipal Obligations of a Particular State. For a discussion of the risks associated with the Portfolio's policy of concentrating its investments in particular State issuers of municipal obligations, see "Risks of Concentration" in the Fund's Part II.

Obligations of Particular Types of Issuers. The Portfolio may invest 25% or more of its total assets in municipal obligations of the same type. There could be economic, business or political developments which might affect all municipal obligations of the same type. In particular, investments in industrial revenue bonds might involve (without limitation) the following risks.

    Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Among the influences affecting a hospital's gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible federal legislation limiting the rates of increase of hospital charges.


    Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.


    Life care facilities are an alternative form of long-term housing for the elderly which offer residents the independence of a condominium life style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state and local authorities. Since the bonds are normally secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks. Primarily, the projects must maintain adequate occupancy levels to be able to provide revenues sufficient to meet debt service payments. Moreover, since a portion of housing, medical care and other services may be financed by an initial deposit, it is important that the facility maintain adequate financial reserves to secure estimated actuarial liabilities. The ability of management to accurately forecast inflationary cost pressures is an important factor in this process. The facilities may also be affected adversely by regulatory cost restrictions applied to health care delivery in general, particularly state regulations or changes in Medicare and Medicaid payments or qualifications, or restrictions imposed by medical insurance companies. They may also face competition from alternative health care or conventional housing facilities in the private or public sector.


Obligations of Puerto Rico, U.S. Virgin Islands and Guam. Subject to the Fund's investment policies as set forth in the Prospectus, the Portfolio may invest in the obligations of Puerto Rico, the U.S. Virgin Islands and Guam. Accordingly, the Portfolio may be adversely affected by local political and economic conditions and developments within Puerto Rico affecting the issuers of such obligations.

    Puerto Rico has a diversified economy dominated by the manufacturing and service sectors. Manufacturing is the largest sector in terms of gross domestic product and is more diversified than during earlier phases of Puerto Rico's industrial development. The three largest sectors of the economy (as a percentage of employment) are services (47%), government (22%) and manufacturing (16.4%). These three sectors represent 39%, 11% and 39%, respectively, of the gross domestic product. The service sector is the fastest growing, while the government and manufacturing sectors have been stagnant for the past five years. This decline was broad based among all manufacturing industries. The North American Free Trade Agreement ("NAFTA"), which became effective January 1, 1994, could lead to the loss of Puerto Rico's lower salaried or labor intensive jobs to Mexico. The February, 1995 unemployment rate was 12.5%, down from 16% for 1994.


    The Commonwealth of Puerto Rico exercises virtually the same control over its internal affairs as do the fifty states; however, it differs from the states in its relationship with the Federal government. Most Federal taxes, except those such as social security taxes that are imposed by mutual consent, are not levied in Puerto Rico. However, in conjunction with the 1993 U.S. budget plan,
Section 936 of the Code was amended and provided for two alternative limitations to the Section 936 credit. The first option will limit the credit against such income to 40% of the credit allowable under current law, with a five year phase-in period starting at 60% of the allowable credit. The second option is a wage and depreciation based credit. The reduction of the tax benefits to those U.S. companies with operations in Puerto Rico may lead to slower growth in the future. Furthermore, federal policymakers have proposed the total elimination of
Section 936, phased out over ten years, as a budget-balancing measure. There can be no assurance that these modifications will not lead to a weakened economy, a lower rating on Puerto Rico's debt or lower prices for Puerto Rican bonds that may be held by the Portfolio.

    Puerto Rico's financial reporting was first conformed to generally accepted accounting principles in fiscal 1990. Nonrecurring revenues have been used frequently to balance recent years' budgets. In November, 1993 Puerto Ricans voted on whether they wished to retain their Commonwealth status, become a state or establish an independent nation. The measure was defeated, with 48.5% voting to remain a Commonwealth, 46% voting for statehood and 4% voting for independence. Retaining Commonwealth status will leave intact the current relationship with the federal government. There can be no assurance that the statehood issue will not be brought to a vote in the future. A successful statehood vote in Puerto Rico would then require the U.S. Congress to ratify the election.

    The United States Virgin Islands (USVI) are located approximately 1,100 miles east-southeast of Miami and are made up of St. Croix, St. Thomas and St. John. Population, after reaching a peak of 110,800 in 1985, declined to 101,809 in 1990. The economy is heavily reliant on the tourism industry, with roughly 43% of non-agricultural employment in tourist-related trade and services. As of June, 1996, unemployment stood at 4.7%. The tourism industry is economically sensitive and would likely be adversely affected by a recession in either the United States or Europe.

    An important component of the USVI revenue base is the Federal excise tax on rum exports. Tax revenues rebated by the Federal government to the USVI provide the primary security of many outstanding USVI bonds. Since more than 90% of the rum distilled in the USVI is distilled at one plant, any interruption in its operations (as occurred after Hurricane Hugo in 1989) would adversely affect these revenues. Consequently, there can be no assurance that rum exports to the United States and the rebate of tax revenues to the USVI will continue at their present levels. The preferential tariff treatment the USVI rum industry currently enjoys could be reduced under NAFTA. Increased competition from Mexican rum producers could reduce USVI rum imported to the U.S., decreasing excise tax revenues generated. The USVI is periodically hit by hurricanes. During this past hurricane season, several hurricanes caused extensive damage, which has had a negative impact on revenue collections. There is currently no rated, unenhanced Virgin Islands debt outstanding although there is unrated debt outstanding.

    Guam, an unincorporated U.S. territory, is located 1,500 miles southeast of Tokyo. Population, 133,000 in 1990, is up 26% from the 1980 census level. The U.S. military is a key component of Guam's economy. The Federal government directly comprises more than 10% of the employment base, with a substantial component of the service sector to support these personnel. The Naval Air Station, one of several U.S. military facilities on the island, has been slated for closure by the Defense Base Closure and Realignment Committee; however, the administration plans to use these facilities to expand the Island's commercial airport. Guam is also heavily reliant on tourists, particularly the Japanese. For 1995, the government realized a General Fund operating surplus. The administration has taken steps to improve its financial position; however, there are no guarantees that an improvement will be realized. Guam's general obligation debt is rated BBB by S&P with a negative outlook.

MUNICIPAL LEASES
    The Portfolio may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease or installment purchase arrangement which is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. "Participations" in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. A trustee is usually responsible for administering the terms of the participation and enforcing the participants' rights in the underlying lease. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased assets to pass eventually to the Government issuer) have evolved as a means for Governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. State debt-issuance limitations are deemed to be inapplicable to these arrangements because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Such arrangements are, therefore, subject to the risk that the governmental issuer will not appropriate funds for lease payments.


    Certain municipal lease obligations owned by the Portfolio may be deemed illiquid for the purpose of the Portfolio's 15% limitation on investments in illiquid securities, unless determined by the Investment Adviser, pursuant to guidelines adopted by the Trustees of the Portfolio, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the Investment Adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Investment Adviser will consider factors unique to particular lease obligations affecting the marketability thereof. These include the general creditworthiness of the municipality, the importance of the property covered by the lease to the municipality, and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Portfolio. In the event the Portfolio acquires an unrated municipal lease obligation, the Investment Adviser will be responsible for determining the credit quality of such obligation on an on-going basis, including an assessment of the likelihood that the lease may or may not be cancelled.

ZERO COUPON BONDS
    Zero coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon bonds benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.


INSURANCE
    Insured municipal obligations held by the Portfolio (if any) will be insured as to their scheduled payment of principal and interest under either (i) an insurance policy obtained by the issuer or underwriter of the obligation at the time of its original issuance or (ii) an insurance policy obtained by the Portfolio or a third party subsequent to the obligation's original issuance (which may not be reflected in the obligation's market value). In either event, such insurance may provide that in the event of non-payment of interest or principal when due with respect to an insured obligation, the insurer is not required to make such payment until a specified time has lapsed (which may be 30 days or more after notice).


CREDIT QUALITY
    The Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in evaluating the quality of municipal obligations. In evaluating the credit quality of a particular issue, whether rated or unrated, the Investment Adviser will normally take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters. The Investment Adviser will attempt to reduce the risks of investing in the lowest investment grade, below investment grade and comparable unrated obligations through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets.


    See "Portfolio of Investments" in the "Financial Statements" incorporated by reference into this SAI with respect to any defaulted obligations held by the Portfolio.

SHORT-TERM TRADING
    The Portfolio may sell (and later purchase) securities in anticipation of a market decline (a rise in interest rates) or purchase (and later sell) securities in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Portfolio believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of municipal obligations or changes in the investment objectives of investors. Such trading may be expected to increase the portfolio turnover rate, which may increase capital gains and the expenses incurred in connection with such trading. The Portfolio anticipates that its annual portfolio turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate would occur, for example, if all the securities held by the Portfolio were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to the Portfolio. The Portfolio engages in portfolio trading (including short-term trading) if it believes that a transaction including all costs will help in achieving its investment objective.

WHEN-ISSUED SECURITIES
    New issues of municipal obligations are sometimes offered on a "when-issued" basis, that is, delivery and payment for the securities normally taking place within a specified number of days after the date of the Portfolio's commitment and are subject to certain conditions such as the issuance of satisfactory legal opinions. The Portfolio may also purchase securities on a when-issued basis pursuant to refunding contracts in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts generally require the issuer to sell and the Portfolio to buy such securities on a settlement date that could be several months or several years in the future.

    The Portfolio will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy. The payment obligation and the interest rate that will be received on the securities are fixed at the time the Portfolio enters into the purchase commitment. When the Portfolio commits to purchase a security on a when-issued basis it records the transaction and reflects the value of the security in determining its net asset value. Securities purchased on a when-issued basis and the securities held by the Portfolio are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e. appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Portfolio's net asset value than if it solely set aside cash to pay for when-issued securities.

VARIABLE RATE OBLIGATIONS
    The Portfolio may purchase variable rate obligations. Variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semi-annually, etc.). The revised rates are usually set at the issuer's discretion, in which case the investor normally enjoys the right to "put" the security back to the issuer or his agent. Rate revisions may alternatively be determined by formula or in some other contractual fashion. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and are frequently secured by letters of credit or other credit support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer's obligations, a bank may be treated as the issuer of a security for the purpose of complying with the diversification requirements set forth in Section 5(b) of the Investment Company Act of 1940 (the " 1940 Act") and Rule 5b-2 thereunder. The Portfolio would anticipate using these obligations as cash equivalents pending longer term investment of its funds.

REDEMPTION, DEMAND AND PUT FEATURES
    Most municipal bonds have a fixed final maturity date. However, it is commonplace for the issuer to reserve the right to call the bond earlier. Also, some bonds may have "put" or "demand" features that allow early redemption by the bondholder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because the Portfolio may retain the bond if interest rates decline. By acquiring these kinds of obligations the Portfolio obtains the contractual right to require the issuer of the security or some other person (other than a broker or dealer) to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person. Since this right is assignable with the security, which is readily marketable and valued in the customary manner, the Portfolio will not assign any separate value to such right.

LIQUIDITY AND PROTECTIVE PUT OPTIONS
    The Portfolio may also enter into a separate agreement with the seller of the security or some other person granting the Portfolio the right to put the security to the seller thereof or the other person at an agreed upon price. The Portfolio intends to limit this type of transaction to institutions (such as banks or securities dealers) which the Investment Adviser believes present minimal credit risks and would engage in this type of transaction to facilitate portfolio liquidity or (if the seller so agrees) to hedge against rising interest rates. There is no assurance that this kind of put option will be available to the Portfolio or that selling institutions will be willing to permit the Portfolio to exercise a put to hedge against rising interest rates. A separate put option may not be marketable or otherwise assignable, and sale of the security to a third party or lapse of time with the put unexercised may terminate the right to exercise the put. The Portfolio does not expect to assign any value to any separate put option which may be acquired to facilitate portfolio liquidity, inasmuch as the value (if any) of the put will be reflected in the value assigned to the associated security; any put acquired for hedging purposes would be valued in good faith under methods or procedures established by the Trustees of the Portfolio after consideration of all relevant factors, including its expiration date, the price volatility of the associated security, the difference between the market price of the associated security and the exercise price of the put, the creditworthiness of the issuer of the put and the market prices of comparable put options. Interest income generated by certain bonds having put or demand features may not qualify as tax-exempt interest.

SECURITIES LENDING
    The Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. The Portfolio would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. During the existence of a loan, the Portfolio will continue to receive the equivalent of the interest paid by the issuer on the securities loaned and will also receive a fee, or all or a portion of the interest on investment of the collateral, if any. However, the Portfolio may pay lending fees to such borrowers. The Portfolio would not have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by the Portfolio's management to be of good standing and when, in the judgment of the Portfolio's management, the consideration which can be earned from securities loans of this type justifies the attendant risk. Securities lending involves administration expenses, including finders' fees. Distributions by the Fund of any income realized by the Portfolio from securities loans will be taxable. If the management of the Portfolio decides to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of the Portfolio's total assets. The Portfolio has no present intention of engaging in securities lending.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
    A change in the level of interest rates may affect the value of the securities held by the Portfolio (or of securities that the Portfolio expects to purchase). To hedge against changes in rates, the Portfolio may enter into (i) futures contracts for the purchase or sale of debt securities and (ii) futures contracts on securities indices. All futures contracts entered into by the Portfolio are traded on exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. The Portfolio may purchase and write call and put options on futures contracts which are traded on a United States exchange or board of trade. The Portfolio will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the Portfolio's custodian for the benefit of the futures commission merchant through whom the Portfolio engages in such futures and options transactions.


    Some futures contracts and options thereon may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Portfolio from closing out positions and limiting its losses.


    The Portfolio will engage in futures and related options transactions only for bona fide hedging purposes as defined in or permitted by CFTC regulations. The Portfolio will determine that the price fluctuations in the futures contracts and options on futures are substantially related to price fluctuations in securities held by the Portfolio or which it expects to purchase. The Portfolio's futures transactions will be entered into for traditional hedging purposes -- that is, futures contracts will be sold to protect against a decline in the price of securities that the Portfolio owns, or futures contracts will be purchased to protect the Portfolio against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, the Portfolio expects that on 75% or more of the occasions on which it takes a long futures (or option) position (involving the purchase of futures contracts), the Portfolio will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures (or option) position is closed out. However, in particular cases, when it is economically advantageous for the Portfolio to do so, a long futures position may be terminated (or an option may expire) without the corresponding purchase of securities. The Portfolio will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Code for maintaining qualification of the Fund as a regulated investment company for federal income tax purposes (see "Taxes").

ASSET COVERAGE REQUIREMENTS
    Transactions involving when-issued securities, the lending of Portfolio securities or futures contracts and options (other than options that the Portfolio has purchased) expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Portfolio will comply with Commission guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash, or liquid securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.

    Assets used as cover or held in a segregated account cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Portfolio's assets to segregated accounts or cover could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.


                           INVESTMENT RESTRICTIONS

    The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the Fund. Accordingly, the Fund may not:

    (1) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940;

    (2) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

    (3) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

    (4) Purchase or sell real estate, (including limited partnership interests in real estate, but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest or deal in real estate or securities which are secured by real estate);

    (5) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or

    (6) Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities.


    Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

    The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.

    The Fund and the Portfolio have adopted the following investment policies which may be changed by the Trust with respect to the Fund without approval by the Fund's shareholders or by the Portfolio with respect to the Portfolio without approval by the Fund or its other investors. As a matter of nonfundamental policy, the Fund and the Portfolio will not: (a) engage in options, futures or forward transactions if more than 5% of its net assets, as measured by the aggregate of the premiums paid by the Fund or the Portfolio, would be so invested; (b) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time. (The Fund and the Portfolio will make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes; (c) invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or its delegate, determines to be liquid; or (d) purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or the Portfolio or is a member, officer, director or trustee of any investment adviser of the Trust or the Portfolio, if after the purchase of the securities of such issuer by the Fund or the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities or both (all taken at market value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities or both (all taken at market value).

    For purposes of the Portfolio's investment restrictions, the determination of the "issuer" of a municipal obligation which is not a general obligation bond will be made by the Portfolio's Investment Adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations.

    Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Fund's or the Portfolio's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, other than a subsequent rating change below investment grade made by a rating service, will not compel the Fund or the Portfolio, as the case may be, to dispose of such security or other asset. Where applicable and notwithstanding the foregoing, under normal market conditions the Fund and the Portfolio must take actions necessary to comply with the policy of investing at least 65% of total assets in a particular state equity securities. Moreover, the Fund and Portfolio must always be in compliance with the borrowing policy set forth above.


                            TRUSTEES AND OFFICERS

    The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 24 Federal Street, Boston, Massachusetts 02110, which is also the address of the Portfolio's investment adviser, Boston Management and Research ("BMR"), a wholly-owned subsidiary of Eaton Vance Management ("Eaton Vance"); of Eaton Vance's parent, Eaton Vance Corp. ("EVC"); and of BMR's and Eaton Vance's trustee, Eaton Vance, Inc. ("EV"). Eaton Vance and EV are both wholly-owned subsidiaries of EVC. Those Trustees who are "interested persons" of the Trust, the Portfolio, BMR, Eaton Vance, EVC or EV, as defined in the 1940 Act, by virtue of their affiliation with any one or more of the Trust, the Portfolio, BMR, Eaton Vance, EVC or EV, are indicated by an asterisk(*).

                   TRUSTEES OF THE TRUST AND THE PORTFOLIO


DONALD R. DWIGHT (65), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company) founded in 1988; Chairman of the Board of Newspapers of New England, Inc., since 1983. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

JAMES B. HAWKES (55), Vice President and Trustee*
President and Chief Executive Officer of BMR, Eaton Vance, EVC and EV, and a
  Director of EVC and EV. Director, Trustee and officer of various investment companies managed by Eaton Vance or BMR.

SAMUEL L. HAYES, III (61), Trustee
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate
  School of Business Administration. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Harvard University Graduate School of Business Administration, Soldiers Field Road, Boston, Massachusetts 02134

NORTON H. REAMER (61), Trustee
President and Director, United Asset Management Corporation, a holding company owning institutional investment management firms. Chairman, President and Director, UAM Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

JOHN L. THORNDIKE (70), Trustee
Director, Fiduciary Company Incorporated, Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 175 Federal Street, Boston, Massachusetts 02110

JACK L. TREYNOR (66), Trustee
Investment Adviser and Consultant. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274


                   OFFICERS OF THE TRUST AND THE PORTFOLIO


THOMAS J. FETTER (53), President
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Fetter was elected President of the Trust and the Portfolio on December 13, 1993.

ROBERT B. MACINTOSH (39), Vice President
Vice President of BMR since August 11, 1992, and of Eaton Vance and EV.
  Officer of various investment companies managed by Eaton Vance or BMR. Mr. MacIntosh was elected Vice President of the Trust on March 22, 1993.

JAMES L. O'CONNOR (51), Treasurer
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

THOMAS OTIS (65), Secretary
Vice President and Secretary of BMR, Eaton Vance, EVC and EV. Officer of various investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS (61), Assistant Secretary
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (34), Assistant Secretary
Assistant Vice President of BMR, Eaton Vance and EV since March 1, 1994;
  employee of Eaton Vance since March 1993. Officer of various investment companies managed by Eaton Vance or BMR. State Regulations Supervisor, The Boston Company (1991-1993) and Registration Specialist, Fidelity Management & Research Co. (1986-1991). Mr. Murphy was elected Assistant Secretary of the Trust and the Portfolio on March 27, 1995.

ERIC G. WOODBURY (39), Assistant Secretary
Vice President of Eaton Vance since February 1993; formerly, associate attorney at Dechert, Price & Rhoads. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Woodubury was elected Assistant Secretary on June 19, 1995.


    For any additional officers of the Portfolio, see "Additional Officer Information" in the Fund's Part II.


    Messrs. Hayes (Chairman), Reamer and Thorndike are members of the Special Committee of the Board of Trustees of the Trust and of the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Fund, including administrative services, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund or its shareholders.

    The Nominating Committee is comprised of four Trustees who are not "interested persons" as that term is defined under the 1940 Act ("noninterested Trustees"). The Committee has four-year staggered terms, with one member rotating off the Committee to be replaced by another noninterested Trustee of the Trust. The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance and its affiliates.

    Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Trustees of the Trust and of the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection of the independent certified public accountants, and reviewing with such accountants and the Treasurer of the Trust and of the Portfolio matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian and transfer agent of the Fund and of the Portfolio.

    Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Plan"). Under the Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Plan will have a negligible effect on the Portfolio's assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee. Neither the Portfolio nor the Trust has a retirement plan for its trustees.


    The fees and expenses of those Trustees of the Trust and the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. For the compensation earned by the noninterested Trustees of the Trust and the Portfolio, see "Fees and Expenses" in the Fund's Part II of this Statement of Additional Information.

                     INVESTMENT ADVISER AND ADMINISTRATOR


    The Portfolio engages BMR as investment adviser pursuant to an Investment Advisory Agreement. BMR or Eaton Vance acts as investment adviser to investment companies and various individual and institutional clients with combined assets under management of over $16 billion.


    Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and managing investment companies since 1931. They maintain a large staff of experienced fixed-income and equity investment professionals to service the needs of their clients. The fixed-income division focuses on all kinds of taxable investment-grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The equity division covers stocks ranging from blue chip to emerging growth companies.


    Eaton Vance and its affiliates act as adviser to over 150 mutual funds, individual and various institutional accounts, including corporations, hospitals, retirement plans, universities, foundations and trusts. Eaton Vance mutual funds feature international equities, domestic equities, tax-free municipal bonds, and U.S. government and corporate bonds. Lloyd George Management has advised Eaton Vance's international equity funds since 1992. Founded in 1991, Lloyd George is headquartered in Hong Kong with offices in London and Mumbai, India. It has established itself as a leader in investment management in Asian equities and other global markets. Lloyd George features an experienced team of investment professionals that began working together in the mid-1980s. Lloyd George analysts cover East Asia, the India subcontinent, Russia and Eastern Europe, Latin America, Australia and New Zealand from offices in Hong Kong, London and Bombay. Together Eaton Vance and Lloyd George manage over $18 billion in assets. Eaton Vance mutual funds are distributed by Eaton Vance Distributors both within the United States and offshore.

    Eaton Vance Distributors believes that an investment professional can provide valuable services to you to help you reach your investment goals. Meeting investment goals requires time, objectivity and investment savvy. Before making an investment recommendation, a representative can help you carefully consider your short- and long-term financial goals, your tolerance for investment risk, your investment time frame, and other investments you may already own. Your professional investment representatives are knowledgeable about financial markets, as well as the wide range of investment opportunities available. A representative can help you decide when to buy, sell or persevere with your investments. A professional investment representative can provide you with tailored financial advice.

    Eaton Vance offers single-state tax-free portfolios in more states than any other sponsor of mutual funds. There are 32 long-term state portfolios, 5 national portfolios and 10 limited maturity portfolios, which serve as investment vehicles for over 100 mutual funds with varying pricing options. A staff of 32 (including 9 portfolio managers and 9 credit specialists) is responsible for the day-to-day management of over 3,500 issues in 47 mutual fund portfolios. Assets managed by the municipal investment group are currently over $9.1 billion. The investment philosophy of the municipal investment group is to: seek value by avoiding unnecessary credit risk; build portfolios one security at a time; and take a long-term approach to managing market risk. Over the long-term, the group seeks to maximize tax-free income by keeping portfolios fully invested (rather than trying to "time the market" for short-term results) and reduce potential capital losses due to poor credit quality. Diligent and continuing research and analysis are a critical component of the municipal investment group's investment philosophy and long-term strategy.

    The following persons manage one or more of the Eaton Vance tax-free portfolios. For the identity of the Portfolio's portfolio manager, see the Fund's current Propectus.

    Nicole Anderes is a Vice President of Eaton Vance and BMR. Ms. Anderes graduated from Brown University with a B.A. in Women's Studies/Economics. She has been an active member of MAGNY/National Federation of Municipal Analysts, the Public Securities Association and the Municipal Forum, and served as the General Secretary of MAGNY from 1992 to 1993.


    Timothy T. Browse is a Vice President of Eaton Vance and BMR. Mr. Browse graduated from St. Lawrence University in 1981 and received his M.B.A. degree from Boston University in 1990.

    Cynthia J. Clemson is a Vice President of Eaton Vance and BMR. Ms. Clemson graduated from Mount Holyoke College with a B.A. in 1985 and received her M.B.A., cum laude, from Boston University in 1990. She is a member of the Boston Municipal Analysts Forum, the Boston Securities Analyst Society and the Financial Analysts Federation.

    Thomas J. Fetter is a Vice President of Eaton Vance and BMR, and Director of Municipal Investments. Mr. Fetter graduated with a degree in Business Administration from Kent State University. He is a Chartered Financial Analyst and member of the Boston Security Analysts Society. He is also a member of the Boston Municipal Analysts Forum.


    Robert B. MacIntosh is a Vice President of Eaton Vance and BMR and the portfolio manager of single-state, tax-exempt funds in six states: Hawaii, Louisiana, Massachusetts, Minnesota, New Jersey and North Carolina. He also serves as economic spokesman for the Eaton Vance organization.


    Thomas M. Metzold is a Vice President of Eaton Vance and BMR. He is a Chartered Financial Analyst and a member of the Boston Security Analysts Society, the Association for Investment Management & Research, the Boston Municipal Analysts Forum, and the National Federation of Municipal Analysts.


    BMR manages the investments and affairs of the Portfolio subject to the supervision of the Portfolio's Board of Trustees. BMR furnishes to the Portfolio investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires BMR to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the BMR organization and all personnel of BMR performing services relating to research and investment activities. The Portfolio is responsible for all expenses not expressly stated to be payable by BMR under the Investment Advisory Agreement, including, without implied limitation, (i) expenses of maintaining the Portfolio and continuing its existence, (ii) registration of the Portfolio under the 1940 Act, (iii) commissions, fees and other expenses connected with the acquisition, holding and disposition of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale and redemption of interests in the Portfolio, (viii) expenses of registering and qualifying the Portfolio and interests in the Portfolio under Federal and state securities laws and of preparing and printing registration statements or other offering statements or memoranda for such purposes and for distributing the same to investors, and fees and expenses of registering and maintaining registrations of the Portfolio and of the Portfolio's placement agent as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to investors and of meetings of investors and proxy solicitations therefor, (x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Portfolio (including without limitation safekeeping of funds, securities and other investments, keeping of books, accounts and records, and determination of net asset values, book capital account balances and tax capital account balances), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, investor servicing agents and registrars for all services to the Portfolio, (xv) expenses for servicing the accounts of investors, (xvi) any direct charges to investors approved by the Trustees of the Portfolio, (xvii) compensation and expenses of Trustees of the Portfolio who are not members of BMR's organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Portfolio to indemnify its Trustees, officers and investors with respect thereto, to the extent not covered by insurance.


    For a description of the compensation that the Portfolio pays BMR under the Investment Advisory Agreement, see the Fund's current Prospectus. For additional information about the Investment Advisory Agreement, including the net assets of the Portfolio and the investment advisory fees that the Portfolio paid BMR under the Investment Advisory Agreement, see "Fees and Expenses" in the Fund's Part II.


    The Investment Advisory Agreement with BMR may be continued indefinitely so long as such continuance is approved at least annually (i) by the vote of a majority of the Trustees of the Portfolio who are not interested persons of the Portfolio or of BMR cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty
(60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that BMR may render services to others. The Agreement also provides that BMR shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under that Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

    As indicated in the Prospectus, Eaton Vance serves as Administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement with the Fund, Eaton Vance has been engaged to administer the Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish for the use of the Fund office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund. For additional information about the Administrator, see "Fees and Expenses" in the Fund's Part II.

    The Fund pays all of its own expenses including, without limitation, (i) expenses of maintaining the Fund and continuing its existence, (ii) its pro rata share of registration of the Trust under the 1940 Act, (iii) commissions, fees and other expenses connected with the purchase or sale of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale, repurchase and redemption of shares, (viii) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, and fees and expenses of registering and maintaining registrations of the Fund and of the Fund's principal underwriter, if any, as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor,
(x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Fund (including without limitation safekeeping of funds, securities and other investments, keeping of books and accounts and determination of net asset values), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund, (xv) expenses for servicing shareholder accounts, (xvi) any direct charges to shareholders approved by the Trustees of the Trust, (xvii) compensation and expenses of Trustees of the Trust who are not members of the Eaton Vance organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Trust to indemnify its Trustees and officers with respect thereto, to the extent not covered by insurance.

    BMR is a wholly-owned subsidiary of Eaton Vance. Eaton Vance and EV are both wholly-owned subsidiaries of EVC. BMR and Eaton Vance are both Massachusetts business trusts, and EV is the trustee of BMR and Eaton Vance. The Directors of EV are Landon T. Clay, M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G. L. Cabot and Ralph Z. Sorenson. Mr. Clay is chairman, Mr. Gardner is vice chairman and Mr. Hawkes is president and chief executive officer of EVC, BMR, Eaton Vance and EV. All of the issued and outstanding shares of Eaton Vance and EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, which expires on December 31, 1997, the Voting Trustees of which are Messrs. Clay, Gardner, Hawkes, Rowland and Thomas
E. Faust, Jr. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers or officers and Directors of EVC and EV. As of January 1, 1997, Messrs. Clay, Gardner and Hawkes each owned 24% of such voting trust receipts, and Messrs. Rowland and Faust owned 15% and 13%, respectively, of such voting trust receipts. Mr. Otis is an officer of the Trust and the Portfolio and is a member of the EVC, BMR, Eaton Vance and EV organizations. Messrs. Browse, Fetter, MacIntosh, Metzold, Murphy, O'Connor and Woodbury and Ms. Anderes, Ms. Clemson and Ms. Sanders are officers of the Trust and/or the Portfolio and are also members of the BMR, Eaton Vance and EV organizations. BMR will receive the fees paid under the Investment Advisory Agreement.

    EVC owns all of the stock of Energex Energy Corporation, which engages in oil and gas exploration and development. In addition, Eaton Vance owns all of the stock of Northeast Properties, Inc., which is engaged in real estate investment. EVC owns all of the stock of Fulcrum Management, Inc. and MinVen Inc., which are engaged in precious metal mining, venture investment and management. EVC also owns 24% of the Class A shares of Lloyd George Management (B.V.I.) Limited, a registered investment adviser. EVC, BMR, Eaton Vance and EV may also enter into other businesses.

    EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the custodian of the Fund and the Portfolio, IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.


                                  CUSTODIAN


    IBT acts as custodian for the Fund and the Portfolio. IBT has the custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of all the Portfolio's assets, maintains the general ledger of the Portfolio and the Fund, and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Fund and the Portfolio. IBT charges fees which are competitive within the industry. A portion of the fee relates to custody, bookkeeping and valuation services and is based upon a percentage of Fund and Portfolio net assets and a portion of the fee relates to activity charges, primarily the number of portfolio transactions. These fees are then reduced by a credit for cash balances of the particular investment company at the custodian equal to 75% of the 91-day, U.S. Treasury Bill auction rate applied to the particular investment company's average daily collected balances for the week. Landon T. Clay, a Director of EVC and an officer, Trustee or Director of other entities in the Eaton Vance organization, owns approximately 13% of the voting stock of Investors Financial Services Corp., the holding company parent of IBT. Management believes that such ownership does not create an affiliated person relationship between the Fund or the Portfolio and IBT under the Investment Company Act of 1940. For the custody fees that the Portfolio and the Fund paid to IBT, see "Fees and Expenses" in the Fund's Part II.

    IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the Commission, for which it receives a separate fee.


                          SERVICES FOR ACCUMULATION

    The following services (which will become available on February 1, 1996) are voluntary, involve no extra charge, other than the sales charge included in the offering price, and may be changed or discontinued without penalty at any time.


    INTENDED QUANTITY INVESTMENT -- STATEMENT OF INTENTION. If it is anticipated that $50,000 or more of Fund shares and shares of the other continuously offered open-end funds listed under "The Eaton Vance Exchange Privilege" in the current Prospectus of the Fund will be purchased within a 13-month period, a Statement of Intention should be signed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. The Statement authorizes the Transfer Agent to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. Execution of a Statement does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement, and should the amount actually purchased during the 13-month period be more or less than that indicated on the Statement, price adjustments will be made. For sales charges and other information on quantity purchases, see "How to Buy Fund Shares" in the Fund's current Prospectus. Any investor considering signing a Statement of Intention should read it carefully.

    RIGHT OF ACCUMULATION -- CUMULATIVE QUANTITY DISCOUNT. The applicable sales charge level for the purchase of Fund shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the shares the shareholder owns in his account(s) in the Fund and in the other continuously offered open-end funds listed under "The Eaton Vance Exchange Privilege" in the current Prospectus of the Fund for which Eaton Vance acts as investment adviser or administrator at the time of purchase. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. For example, if the shareholder owned shares valued at $30,000 of the Fund, and purchased an additional $20,000 of Fund shares, the sales charge for the $20,000 purchase would be at the rate of 2.75% of the offering price (2.83% of the net amount invested) which is the rate applicable to single transactions of $50,000. For sales charges on quantity purchases, see "How to Buy Fund Shares" in the Fund's current Prospectus. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level.

    For any such discount to be made available, at the time of purchase a purchaser or his or her Authorized Firm must provide the Principal Underwriter (in the case of a purchase made through an Authorized Firm) or the Transfer Agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.


                            SERVICE FOR WITHDRAWAL


    The Trust's Transfer Agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder (see "Eaton Vance Shareholder Services -- Withdrawal Plan" in the Fund's current Prospectus) based upon the value of the shares held. The checks will be drawn from share redemptions and hence, are a return of principal. Income dividends and capital gains distributions in connection with withdrawal accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the Transfer Agent or the Principal Underwriter will be able to terminate the withdrawal plan at any time without penalty.


                       DETERMINATION OF NET ASSET VALUE


    The net asset value of the shares of the Fund is determined by IBT (as agent and custodian for the Fund) in the manner described under "Valuing Fund Shares" in the Fund's current prospectus. The net asset value of the Portfolio is also computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. Inasmuch as the market for municipal obligations is a dealer market with no central trading location or continuous quotation system, it is not feasible to obtain last transaction prices for most municipal obligations held by the Portfolio, and such obligations, including those purchased on a when-issued basis, will normally be valued on the basis of valuations furnished by a pricing service. The pricing services uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Taxable obligations for which price quotations are readily available normally will be valued at the mean between the latest available bid and asked prices. Open futures positions on debt securities are valued at the most recent settlement prices, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or at the direction of the Trustees of the Portfolio. Other assets are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio. The Fund and the Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays:
New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the Exchange is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.


                            INVESTMENT PERFORMANCE


    Average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and dividends and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes the maximum sales charge is deducted from the initial $1,000 purchase order and that all distributions are reinvested at net asset value on the reinvestment dates during the period. For further information concerning the total return of the Fund, see "Performance Information" in the Fund's Part II.

    Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (which includes the maximum sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods, reduced by accrued Fund expenses for the period with the resulting number being divided by the average daily number of Fund shares outstanding and entitled to receive distributions during the period. Yield calculations will assume a maximum sales charge equal to 3.75% of the public offering price. A taxable-equivalent yield is computed by dividing the tax-exempt yield by 1 minus a stated rate. For the yield and taxable-equivalent yield of the Fund, see "Performance Information" in the Fund's Part II.

    The Principal Underwriter may publish to Authorized Firms the Fund's distribution rate and/or the effective distribution rate. The Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current maximum offering price per share. The Fund's effective distribution rate is computed by dividing the distribution rate by the ratio (the days in a year divided by the accrual days of the monthly period) used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. Investors should note that the Fund's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on the Fund's last monthly distribution which tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Fund during the month.

    The Fund's total return may be compared to relevant indices, such as the Consumer Price Index, the Bond Buyer 25 Revenue Bond Index and the Lehman Brothers Municipal Bond Index, which may be used in advertisements and in information furnished to present or prospective shareholders. The Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

    The Fund may provide investors with information on municipal bond investing, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources (such as Lipper Analytical Services, CDA/Wiesenberger and Morningstar, Inc.; The Bond Buyer, the Federal Reserve Board or The Wall Street Journal). The Fund may also refer in investor publications to Tax Freedom Day, as computed by the Tax Foundation, Washington, DC 20005, to help illustrate the value of tax free investing, as well as other tax-related information. Information, charts, and illustrations showing the effects of inflation and taxes (including their effects on the dollar and the return on various investments) and compounding earnings, may also be included in advertisements and materials furnished to present and prospective investors.

    Information about portfolio allocation and holdings of the Portfolio at a particular date (including ratings assigned by independent ratings services such as Moody's, S&P and Fitch) may be included in advertisements and other material furnished to present and prospective shareholders. Such information may be stated as a percentage of the Portfolio's bond holdings on such date.

    Comparative information about the yield or distribution rate of the Fund and about average rates of return on certificates of deposit, bank money market deposit accounts, money market mutual funds and other short-term investments may also be included in advertisements, supplemental sales literature or communications of the Fund. Such information may also compare the tax equivalent yield (or value) of the Fund to the after-tax yield (or value) of such other investment vehicles. Such information may be in the form of hypothetical illustrations. A bank certificate of deposit, unlike the Fund's shares, pays a fixed rate of interest and entitles the depositor to receive the face amount of the certificate of deposit at maturity. A bank money market deposit account is a form of savings account which pays a variable rate of interest. Unlike the Fund's shares, bank certificates of deposit and bank money market deposit accounts are insured by the Federal Deposit Insurance Corporation. A money market mutual fund is designed to maintain a constant value of $1.00 per share and, thus, a money market fund's shares are subject to less price fluctuation than the Fund's shares.

    The average rates of return of money market mutual funds, certificates of deposit and bank money market deposit accounts referred to in advertisements, supplemental sales literature or communications of the Fund will be based on rates published by the Federal Reserve Bank, Donoghues Money Fund Averages, RateGram or The Wall Street Journal.

    Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:
        -- cost associated with aging parents;
        -- funding a college education (including its actual and estimated cost);
        -- health care expenses (including actual and projected expenses);
        -- long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
        -- retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

    Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in municipal bond funds. Such information may describe the following advantages of investing in a municipal bond mutual fund versus individual municipal bonds: regular monthly income; free reinvestment of distributions; potential for increased income; bond diversification; liquidity; low-cost easy access; and active management and in depth credit analysis by investment professionals. In addition, by investing in a municipal bond fund instead of individual bonds, and investor can avoid dealing with the complexities of the municipal bond market, while benefitting from the market access and lower transactions costs enjoyed by municipal bond funds. Such information may also suggest the appropriateness of the Fund as an investment for certain types of investors such as: conservative investors who want higher after-tax income, but are concerned about the potential volatility of long-term bonds or bond funds; dual-income couples in a high tax bracket; and investors with long-term municipal bonds or fund portfolios who are seeking diversification.

    The Fund may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.

                                    TAXES


    See "Distributions and Taxes" in the Fund's current Prospectus.


    Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated, and intends to qualify each year, as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute its net investment income (including tax-exempt income) and net realized capital gains in accordance with the timing requirements imposed by the Code, so as to avoid any federal income or excise tax on the Fund. The Fund so qualified for its fiscal year ended August 31, 1996. Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to satisfy them. The Portfolio will allocate at least annually among its investors, including the Fund, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund will be deemed (i) to own its proportionate share of each of the assets of the Portfolio and (ii) to be entitled to the gross income of the Portfolio attributable to such share.


    In order to avoid federal excise tax, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income (not including tax-exempt income) for such year, at least 98% of the excess of its realized capital gains over its realized capital losses, generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards, and 100% of any income from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC for federal income tax purposes and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio is liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

    The Portfolio's investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be allocated daily to interests in the Portfolio and, in order to enable the Fund to distribute its proportionate share of this income and avoid a tax payable by the Fund, the Portfolio may be required to liquidate portfolio securities that it might otherwise have continued to hold in order to generate cash that the Fund may withdraw from the Portfolio for subsequent distribution to Fund shareholders.

    Investments in lower-rated or unrated securities may present special tax issues for the Portfolio and hence for the Fund to the extent actual or anticipated defaults may be more likely with respect to such securities. Tax rules are not entirely clear about issues such as when the Portfolio may cease to accrue interest, original issue discount, or market discount; when and to what extent deductions may be taken for bad debts or worthless securities; how payments received on obligations in default should be allocated between principal and income; and whether exchanges of debt obligations in a workout context are taxable.


    Distributions by the Fund of net tax-exempt interest income that are properly designated as "exempt-interest dividends" may be treated by shareholders as interest excludable from gross income under Section 103(a) of the Code. In order for the Fund to be entitled to pay the tax-exempt interest income allocated to it by the Portfolio as exempt-interest dividends to its shareholders, the Fund must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a). For purposes of applying this 50% requirement, the Fund will be deemed to own its proportionate share of each of the assets of the Portfolio, and the Portfolio currently intends to invest its assets in a manner such that the Fund can meet this 50% requirement. Interest on certain municipal obligations is treated as a tax preference item for purposes of the AMT. Shareholders of the Fund are required to report tax-exempt interest on their federal income tax returns.

    From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Under federal tax legislation enacted in 1986, the federal income tax exemption for interest on certain municipal obligations was eliminated or restricted. As a result of such legislation, the availability of municipal obligations for investment by the Portfolio and the value of the securities held by the Portfolio may be affected.

    In the course of managing its investments, the Portfolio may realize some short-term and long-term capital gains (and/or losses) as a result of market transactions, including sales of portfolio securities and rights to when-issued securities and options and futures transactions. The Portfolio may also realize taxable income from certain short-term taxable obligations, securities loans, a portion of discount with respect to certain stripped municipal obligations or their stripped coupons, and certain realized gains or income attributable to accrued market discount. Any distributions by the Fund of its share of such capital gains (after reduction by any capital loss carryforwards) or taxable income would be taxable to shareholders of the Fund. However, it is expected that such amounts, if any, would normally be insubstantial in relation to the tax exempt interest earned by the Portfolio and allocated to the Fund. Certain distributions of the Fund declared in October, November or December and paid the following January will be taxed to shareholders as if received on December 31 of the year in which they are declared.

    The Portfolio's transactions in options and futures contracts will be subject to special tax rules that may affect the amount, timing and character of Fund distributions to shareholders. For example, certain positions held by the Portfolio on the last business day of each taxable year will be marked to market (i.e., treated as if closed out on such day), and any resulting gain or loss will generally be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by the Portfolio that substantially diminish the Portfolio's risk of loss with respect to other positions in its portfolio may constitute "straddles," which are subject to tax rules that may cause deferral of Portfolio losses, adjustments in the holding period of Portfolio securities and conversion of short-term into long-term capital losses. The Portfolio may have to limit its activities in options and futures contracts in order to enable the Fund to maintain its qualification as a RIC for federal income tax purposes.

    Any loss realized upon the sale or exchange of shares of the Fund with a tax holding period of 6 months or less will be disallowed to the extent the shareholder has received tax-exempt interest with respect to such shares and, to the extent the loss exceeds the disallowed amount, will be treated as a long-term capital loss to the extent of any distribution treated as net long-term capital gains with respect to such shares. In addition, a loss realized on a redemption or other disposition of Fund shares may be disallowed to the extent the shareholder acquired other Fund shares (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date.

    Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number and certain certifications required by the Internal Revenue Service (the "IRS"), as well as shareholders with respect to whom the Fund has received notification from the IRS or a broker, may be subject to "backup" withholding of Federal income tax from the Fund's taxable dividends and distributions and the proceeds of redemptions (including repurchases and exchanges), at a rate of 31%. An individual's taxpayer identification number is generally his or her social security number.

    Non-resident alien individuals, foreign corporations and certain other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on the Fund's distributions from its ordinary income and the excess of its net short-term capital gain over its net long-term capital loss, unless the tax is reduced or eliminated by an applicable tax treaty. Distributions from the excess of the Fund's net long-term capital gain over its net short-term capital loss received by such shareholders and any gain from the sale or other disposition of shares of the Fund generally will not be subject to U.S. Federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may result if the shareholder is engaged in a trade or business in the United States, is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident, or fails to provide any required certifications regarding status as a non-resident alien investor. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Fund.


    The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local or foreign tax consequences of investing in the Fund.

                            PRINCIPAL UNDERWRITER


    Shares of the Fund may be continuously purchased at the public offering price through Authorized Firms which have agreements with the Principal Underwriter. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.

    The public offering price is the net asset value next computed after receipt of the order, plus, where applicable, a variable percentage (sales charge) depending upon the amount of purchase as indicated by the sales charge table set forth in the Fund's current Prospectus (see "How to Buy Fund Shares"). Such table is applicable to purchases of the Fund alone or in combination with purchases of the other funds offered by the Principal Underwriter, made at a single time by (i) an individual, or an individual, his spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account.

    The table is also presently applicable to (1) purchases of Fund shares, alone or in combination with purchases of any of the other funds offered by the Principal Underwriter, through one dealer aggregating $50,000 or more made by any of the persons enumerated above within a thirteen-month period starting with the first purchase pursuant to a written Statement of Intention, in the form provided by the Principal Underwriter, which includes provisions for a price adjustment depending upon the amount actually purchased within such period (a purchase not made pursuant to such Statement may be included thereunder if the Statement is filed within 90 days of such purchase); or (2) purchases of the Fund pursuant to the Right of Accumulation and declared as such at the time of purchase.

    Subject to the applicable provisions of the 1940 Act, the Fund may issue shares at net asset value in the event that an investment company (whether a regulated or private investment company or a personal holding company) is merged or consolidated with or acquired by the Fund. Normally no sales charges will be paid in connection with an exchange of Fund shares for the assets of such investment company. Shares may be sold at net asset value to any officer, director, trustee, general partner or employee of the Fund, the Portfolio or any investment company for which Eaton Vance or BMR acts as investment adviser, any investment advisory, agency, custodial or trust account managed or administered by Eaton Vance or by any parent, subsidiary or other affiliate of Eaton Vance, or any officer, director or employee of any parent, subsidiary or other affiliate of Eaton Vance. The terms "officer," "director," "trustee," "general partner" or "employee" as used in this paragraph include any such person's spouse and minor children, and also retired officers, directors, trustees, general partners and employees and their spouses and minor children. Shares of the Fund may also be sold at net asset value to registered representatives and employees of Authorized Firms and to the spouses and children under the age of 21 and beneficial accounts of such persons.

    The Trust reserves the right to suspend or limit the offering of shares of the Fund to the public at any time.

    The Principal Underwriter acts as principal in selling shares of the Fund under the Distribution Agreement with the Trust on behalf of the Fund. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising are borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the Board of Trustees of the Trust (including a majority of its Trustees who are not interested persons of the Principal Underwriter or the Trust), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Principal Underwriter allows Authorized Firms discounts from the applicable public offering price which are alike for all Authorized Firms. The Principal Underwriter may allow, upon notice to all Authorized Firms with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. See "How to Buy Fund Shares" in the Fund's current Prospectus for the discounts allowed to Authorized Firms on the sale of Fund shares. During periods when the discount includes the full sales charge, such Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933. For the amount of sales charges for sales of Fund shares paid to the Principal Underwriter (and Authorized Firms), see "Fees and Expenses" in the Fund's Part II.

    The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. For the amount paid by the Fund to the Principal Underwriter for acting as repurchase agent, see "Fees and Expenses" in the Fund's Part II.

                                 SERVICE PLAN

    The Trust on behalf of the Fund has adopted a Service Plan (the "Plan") designed to meet the service fee requirements of the revised sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD") (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if the Rule were applicable.) The following supplements the discussion of the Plan contained in the Fund's Prospectus.

    The Plan remains in effect from year to year, provided such continuance is approved by a vote of both a majority of (i) those Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Noninterested Trustees") and (ii) all of the Trustees then in office, cast in person at a meeting (or meetings) called for the purpose of voting on this Plan. The Plan may be terminated any time by vote of the Noninterested Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The Plan has been approved by the Board of Trustees of the Trust, including the Noninterested Trustees.

    Under the Plan, the President or a Vice President of the Trust shall provide to the Trustees for their review, and the Trustees shall review at least quarterly, a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described herein without approval of the shareholders of the Fund, and all material amendments of the Plan must also be approved by the Trustees of the Trust as prescribed by the Rule. So long as the Plan is in effect, the selection and nomination of Trustees who are not interested persons of the Trust shall be committed to the discretion of the Trustees who are not such interested persons. The Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. For the service fees paid by the Fund under the Plan, see "Fees and Expenses" in the Fund's Part II.

                       PORTFOLIO SECURITY TRANSACTIONS


    Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR. BMR is also responsible for the execution of transactions for all other accounts managed by it.

    BMR places the portfolio security transactions of the Portfolio and of all other accounts managed by it for execution with many firms. BMR uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to the Portfolio and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, BMR will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any. Municipal obligations, including State obligations, purchased and sold by the Portfolio are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. The Portfolio may also purchase municipal obligations from underwriters, the cost of which may include undisclosed fees and concessions to the underwriters. While it is anticipated that the Portfolio will not pay significant brokerage commissions in connection with such portfolio security transactions, on occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Portfolio will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of BMR, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the Portfolio and BMR's other clients for providing brokerage and research services to BMR.

    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if BMR determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of overall responsibilities which BMR and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, BMR will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

    It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, BMR receives Research Services from many broker-dealer firms with which BMR places the Portfolio transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions and recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by BMR in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to BMR in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Portfolio is not reduced because BMR receives such Research Services. BMR evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which BMR believes are useful or of value to it in rendering investment advisory services to its clients.


    Subject to the requirement that BMR shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, BMR is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

    Municipal obligations considered as investments for the Portfolio may also be appropriate for other investment accounts managed by BMR or its affiliates. BMR will attempt to allocate in a manner it deems equitable portfolio security transactions among the Portfolio and the portfolios of its other investment accounts whenever decisions are made to purchase or sell securities by the Portfolio and one or more of such other accounts simultaneously. In making such allocations, the main factors to be considered are the respective investment objectives of the Portfolio and such other accounts, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Portfolio and such accounts, the size of investment commitments generally held by the Portfolio and such accounts and the opinions of the persons responsible for recommending investments to the Portfolio and such accounts. However, there may be instances when the Portfolio will not participate in a securities transaction that is allocated among other accounts. While these procedures could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits available from the BMR organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

                              OTHER INFORMATION


    Eaton Vance, pursuant to its agreement with the Trust, controls the use of the words "Eaton Vance" and "EV" in the Fund's name and may use the words "Eaton Vance" and "EV" in other connections and for other purposes.


    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's by-laws, the Trustees shall continue to hold office and may appoint successor Trustees.


    The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

    The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable Federal or state laws or regulations. The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or
(2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.


    The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.


    In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.


    The Portfolio's Declaration of Trust provides that the Portfolio will terminate 120 days after the complete withdrawal of the Fund or any other investor in the Portfolio, unless either the remaining investors, by unanimous vote at a meeting of such investors, or a majority of the Trustees of the Portfolio, by written instrument consented to by all investors, agree to continue the business of the Portfolio. This provision is consistent with treatment of the Portfolio as a partnership for federal income tax purposes.

    The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the Commission, or during any emergency as determined by the Commission which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.


                   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

    Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts, are the independent certified public accountants of the Fund and the Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.

                             FINANCIAL STATEMENTS

    The financial statements of the Fund and the Portfolio, which are included in the Fund's Annual Report to Shareholders, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance on the report of Deloitte & Touche, LLP, independent certified public accountants, as experts in accounting and auditing. A copy of the Funds' most recent Annual Report accompanies this SAI.


    Registrant incorporates by reference the audited financial information for the Funds and the Portfolios listed below for the fiscal year ended August 31, 1996, as previously filed electronically with the Commission:

                    EV Traditional Alabama Municipals Fund
                   EV Traditional Arkansas Municipals Fund
                    EV Traditional Georgia Municipals Fund
                   EV Traditional Kentucky Municipals Fund
                   EV Traditional Louisiana Municipals Fund
                   EV Traditional Maryland Municipals Fund
                   EV Traditional Missouri Municipals Fund
                EV Traditional North Carolina Municipals Fund
                    EV Traditional Oregon Municipals Fund
                EV Traditional South Carolina Municipals Fund
                   EV Traditional Tennessee Municipals Fund
                   EV Traditional Virginia Municipals Fund
                     (Accession No. 0000950135-96-005148)

                                   APPENDIX

                      DESCRIPTION OF SECURITIES RATINGS+

                       MOODY'S INVESTORS SERVICE, INC.

MUNICIPAL BONDS

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

    1. An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

    3. There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

NOTE: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

MUNICIPAL SHORT-TERM OBLIGATIONS

RATINGS: Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such rating recognizes the differences between short term credit risk and long term risk. Factors effecting the liquidity of the borrower and short term cyclical elements are critical in short term ratings, while other factors of major importance in bond risk, long term secular trends for example, may be less important over the short run.

A short term rating may also be assigned on an issue having a demand feature, variable rate demand obligation (VRDO). Such ratings will be designated as VMIG1, SG or if the demand feature is not rated, NR. A short term rating on issues with demand features are differentiated by the use of the VMIG1 symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.


                       STANDARD & POOR'S RATINGS GROUP


INVESTMENT GRADE

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1: The Rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

p: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L: The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

MUNICIPAL NOTES

S&P note ratings reflect the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

    -- Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

    -- Sources of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

    SP-1: Strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics will be given a plus(+) designation.

    SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

    SP-3: Speculative capacity to pay principal and interest.


                        FITCH INVESTORS SERVICE, INC.


INVESTMENT GRADE BOND RATINGS

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligors ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

HIGH YIELD BOND RATINGS
BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) OR MINUS (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

INVESTMENT GRADE SHORT-TERM RATINGS
Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Stong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2: Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

F-3: Fair Credit Quality. Issues carrying this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse change could cause these securities to be rated below investment grade.

                               * * * * * * * *

NOTES: Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. The Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in the evaluation of such bonds.

       Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

------------
+The ratings indicated herein are believed to be the most recent ratings available at the date of this Statement of Additional Information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on the date of the Portfolio's fiscal year end.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV TRADITIONAL ALABAMA MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Alabama State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Alabama Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION
    The following information as to certain Alabama considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Alabama issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Alabama issuers. Neither the Trust nor the Portfolio has independently verified this information.

    Alabama's business cycle is closely related to the national economy, due to its manufacturing based economy. The State's economy has changed little in the past few years. Growth in machinery, aerospace and electronic manufacturing have become increasingly important to the State. The present movement toward diversification of the State's manufacturing base and a similar trend toward enlargement and diversification of the service industries are expected to lead to increased stability. With its strong natural gas and oil deposits, Alabama is well positioned in energy markets. An important factor affecting the economy is the State owned Port of Mobile which primarily handles coal exports and serves as a major Gulf Coast port. The Port of Mobile is one of the nation's busiest ports in tons of cargo handled.

    Although manufacturing remains the largest employment sector, the State economy has become less dependent on manufacturing. Strong growth in the service and wholesale/retail trade sectors combined with a weakening manufacturing sector has enabled the economy to become more diverse. However, its reliance on the manufacturing sector remains significantly greater than the national average. In the past several years, the loss of manufacturing jobs has been primarily as a result of weakness in the durable good sector. Overall, non-agricultural employment has steadily grown during the past five years.

                              FEES AND EXPENSES
INVESTMENT ADVISER


    As of August 31, 1996, the Portfolio had net assets of $108,543,550. For the fiscal year ended August 31, 1996, the Portfolio paid BMR advisory fees of $455,711 (equivalent to 0.40% of the Portfolio's average daily net assets for such year). For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $466,320 (equivalent to 0.40% of the Portfolio's average daily daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $373,047 (equivalent to 0.38% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in
Part I.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal years ended August 31, 1996 and 1995 and for the period from the start of business, December 7, 1993, to the fiscal year ended August 31, 1994, $15,321, $11,742 and $13,973, respectively, of the Fund's operating expenses were allocated to the Administrator.

SERVICE PLAN
    The Service Plan remains in effect until April 28, 1997 and may be continued as described under "Service Plan" in Part I. Prior to February 1, 1996, the Fund made sales commission, distribution fee and service fee payments pursuant to a Distribution Plan. During the period from September 1, 1995 to January 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $24,709 under that Plan on sales of Fund shares. During the same period, the Fund paid sales commission payments under that Plan to the Principal Underwriter aggregating $28,584. During the fiscal year ended, August 31, 1996, CDSCs aggregating approximately $115 were imposed on early redeeming shareholders and paid to the Principal Underwriter. The CDSCs and sales commissions paid to the Principal Underwriter reduced Uncovered Distribution Charges. As at August 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Distribution Plan amounted to approximately $890,000 (which amount was equivalent to 14.3% of the Fund's net assets on such date). This charge will be extinguished at no expense to the Fund on January 31, 1997. During the fiscal year ended August 31, 1996, the Fund paid or accrued service fees under the Distribution Plan aggregating $15,306, of which $13,095 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter. A portion of such fees was paid under the service fee provisions of the Distribution Plan and the balance was paid under the existing Plan.


PRINCIPAL UNDERWRITER


    The total sales charges for sales of shares of the Fund during the period from February 1, 1996 to August 31, 1996 was $1,310, which amount was paid to Authorized Firms. For the fiscal year ended August 31, 1996, the Fund paid the Principal Underwriter $190.00 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal years ended August 31, 1996, 1995 and 1994, the Portfolio paid no brokerage commissions on portfolio transactions.


TRUSTEES


    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex (1):


                                              AGGREGATE
                               AGGREGATE    COMPENSATION   TOTAL COMPENSATION
                             COMPENSATION       FROM         FROM TRUST AND
NAME                           FROM FUND      PORTFOLIO       FUND COMPLEX
----                         ------------   ------------   ------------------


Donald R. Dwight ..........       $34          $1,542(2)        $142,500(4)
Samuel L. Hayes, III ......        32           1,687(3)         153,750(5)
Norton H. Reamer ..........        31           1,645            142,500
John L. Thorndike .........        32           1,729            147,500
Jack L. Treynor ...........        34           1,683            147,500

----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $578 of deferred compensation.
(3) Includes $570 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.


                        ADDITIONAL OFFICER INFORMATION


    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I, Timothy T. Browse (37) is a Vice President of the Portfolio. Mr. Browse has served as a Vice President of the Portfolio since June 19, 1995. Mr. Browse has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1992. Mr. Browse is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, Mr. Browse was a Municipal Bond Trader at Fidelity Management & Research Company (1987-1992).

                           PERFORMANCE INFORMATION
    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from May 1, 1992 through August 31, 1996 and for the one-year period ended August 31, 1995. The total return for the period prior to the Fund's commencement of operations on December 7, 1993 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. Such performance has not been adjusted to reflect the change in the Fund's distribution fees and/or service fees and certain other expenses.


                                                    VALUE OF A $1,000 INVESTMENT

                                                                               TOTAL RETURN EXCLUDING      TOTAL RETURN INCLUDING
                                                               VALUE OF         MAXIMUM SALES CHARGE        MAXIMUM SALES CHARGE
       INVESTMENT           INVESTMENT        AMOUNT OF       INVESTMENT      ------------------------    ------------------------
        PERIOD**               DATE          INVESTMENT*      ON 8/31/96      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
       ----------           ----------       ----------       ----------      ----------    ----------    ----------    ----------
Life of the Fund             5/1/92*           $962.50         $1,256.04        30.57%        6.34%         25.60%        5.39%
1 Year Ended 8/31/96         8/31/95           $962.50         $1,015.34         5.49%        5.49%          1.53%        1.53%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------
 * Initial investment less the maximum sales charge of 3.75%. This sales charge is effective February 1, 1996. Prior thereto, Fund shares redeemed within one year of their purchase are subject to a CDSC of 1%.
** If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1996, the yield of the Fund was 4.28%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.28% would be 6.53%, assuming a combined federal and State tax rate of 34.45%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.

    If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower distribution rate and effective distribution rate.


    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As at November 30, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of November 30, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 84.0% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              OTHER INFORMATION


    The Fund changed its name from EV Classic Alabama Tax Free Fund to EV Classic Alabama Municipals Fund on January 1, 1996 and to EV Traditional Alabama Municipals Fund on February 1, 1996.

                          TAX EQUIVALENT YIELD TABLE

    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Alabama State income tax laws and tax rates applicable for 1996.

                                                                                     A FEDERAL AND ALABAMA STATE
                                                     COMBINED                           TAX EXEMPT YIELD OF:
      SINGLE RETURN             JOINT RETURN        FEDERAL AND       4%       4.5%      5%      5.5%      6%      6.5%      7%
-------------------------  ----------------------    AL STATE     -----------------------------------------------------------------
                (TAXABLE INCOME)*                  TAX BRACKET+              IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
-------------------------------------------------  -------------  -----------------------------------------------------------------
            Up to $24,000           Up to $40,100      19.25%        4.95%     5.57%     6.19%    6.81%    7.43%    8.05%    8.67%
        $ 24,001-$ 58,150       $ 40,101-$ 96,900      31.60%        5.85      6.58      7.31     8.04     8.77     9.50    10.23
        $ 58,151-$121,300       $ 96,901-$147,700      34.45%        6.10      6.86      7.63     8.39     9.15     9.92    10.68
        $121,301-$263,750       $147,701-$263,750      39.20%        6.58      7.40      8.22     9.05     9.87    10.69    11.51
            Over $263,750           Over $263,750      42.62%        6.97      7.84      8.71     9.59    10.46    11.33    12.20

* Net amount subject to federal and Alabama personal income tax after deductions and exemptions.

+ The first tax bracket is calculated using the highest Alabama tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax brackets assume that Alabama taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated
  above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income. The assumed Alabama State income tax rate is 5%.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Alabama State income taxes) for taxpayers with adjusted gross income in excess of $117,950. The tax brackets also do not show the effects of phase out of personal exemptions for single filers with adjusted gross income in excess of $117,950 and joint filers with adjusted gross income in excess of $176,950. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Alabama personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Alabama personal income taxes. It should also be noted that the interest earned on certain "private activity" bonds issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult with their tax advisers for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV TRADITIONAL ARKANSAS MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Arkansas State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Arkansas Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION

    The following information as to certain Arkansas considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Arkansas issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Arkansas issuers. Neither the Trust nor the Portfolio has independently verified this information.

    The Constitution of the State does not limit the amount of general obligation bonds which may be issued by the State; however, no such bonds may be issued unless approved by the voters of the State at a general election or a special election held for that purpose. There is no constitutional limitation on the aggregate principal amount of revenue bonds that may be issued by the State and its agencies. All revenue bonds and notes are secured only by specific revenue streams and neither the general revenues of the State nor its full faith and credit are pledged to repayment.

    Pursuant to the Revenue Stabilization Law, the General Assembly must enact legislation to provide for an allotment process of funding appropriations in order to comply with State law prohibiting deficit spending whereby spending is limited to actual revenues received by the State. The Governor may restrict spending to a level below the level of appropriations. Pursuant to the Stabilization Act, the General Assembly establishes five levels of priority for general revenue spending, levels "A," "B," "B-1," "C" and "C-1". Successive levels of appropriations are funded only in the event sufficient revenues have been generated to fully fund any prior level. Accordingly, appropriations made to programs and agencies are only maximum authorizations to spend. Actual expenditures are limited to the lesser of (i) moneys flowing into a program or agency's fund maintained by the Treasurer or (ii) the maximum appropriation by the General Assembly. Since State revenues are not collected throughout the year in a pattern consistent with program and agency expenditures, a budget revolving fund, which receives interest earnings from State fund investments, has been established and is utilized to assure proper cash flow during any period. One-half of all moneys deposited into the budget revolving fund ultimately are utilized to supplement the State's capital construction program and the balance is distributed to programs and agencies funded from general revenues.

    The State operates under a biennial budgeting system with July 1, 1995 beginning the current biennium. The State ended fiscal 1994 in balance as required by the Revenue Stabilization Act. Net available general revenue growth for fiscal 1994 was 9%.

                              FEES AND EXPENSES
INVESTMENT ADVISER

    As of August 31, 1996, the Portfolio had net assets of $74,103,217. For the fiscal year ended August 31, 1996, the Portfolio paid BMR advisory fees of $280,071 (equivalent to 0.36% of the Portfolio's average daily net assets for such year). For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $296,231 (equivalent to 0.37% of the Portfolio's average daily net assets for such year). For the period from the Portfolio's start of business, February 1, 1994, to the fiscal year ended August 31, 1994, absent a fee reduction, the Portfolio would have paid BMR advisory fees of $172,691 (equivalent to 0.38% (annualized) of the Portfolio's average daily net assets for such period). To enhance the net income of the Portfolio, BMR made a reduction of its advisory fee in the amount of $88,417. The Portfolio's Investment Advisory Agreement with BMR is dated February 1, 1994 and may be continued as described under "Investment Adviser and Administrator" in Part I.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal years ended August 31, 1996, and 1995, and for the period from the start of business, February 9, 1994, to the fiscal year ended August 31, 1994, $17,351, $15,164 and $13,217, respectively, of the Fund's operating expenses were allocated to the Administrator.

SERVICE PLAN
    The Service Plan remains in effect until April 28, 1997 and may be continued as described under "Service Plan" in Part I. Prior to February 1, 1996, the Fund made sales commission, distribution fee and service fee payments pursuant to a Distribution Plan. During the period from September 1, 1995 to January 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $1,031 under that plan on sales of Fund shares. During the same period, the Fund paid sales commission payments under that Plan to the Principal Underwriter aggregating $1,657. During the fiscal year ended, August 31, 1996, and CDSCs aggregating approximately $55 were imposed on early redeeming shareholders and paid to the Principal Underwriter. The CDSCs and sales commissions paid to the Principal Underwriter reduced Uncovered Distribution Charges. As at August 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Distribution Plan amounted to approximately $53,000 (which amount was equivalent to 5.1% of the Fund's net assets on such date). This charge will be extinguished at no expense to the Fund on January 31, 1997. During the fiscal year ended August 31, 1996, the Fund paid or accrued service fees under the Plan aggregating $1,340, of which $1,089 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter. A portion of such fees was paid under the service fee provisions of the Distribution Plan and the balance was paid under the existing Plan.


PRINCIPAL UNDERWRITER

    The total sales charges for sales of shares of the Fund during the period from February 1, 1996 to August 31, 1996 was $18,061, which amount was paid to Authorized Firms. For the fiscal year ended August 31, 1996, the Fund paid the Principal Underwriter $5.00 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal year ended August 31, 1996, the Portfolio paid brokerage commissions of $20,283 on portfolio security transactions aggregating $144,975,283 to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended August 31, 1995, and for the period from the start of business, February 1, 1994, to the fiscal year ended August 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions.


TRUSTEES

    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex (1):

                                              AGGREGATE
                               AGGREGATE    COMPENSATION   TOTAL COMPENSATION
                             COMPENSATION       FROM          FROM TRUST AND
NAME                           FROM FUND      PORTFOLIO       FUND COMPLEX

Donald R. Dwight ..........       $0           $1,129(2)        $142,500(4)
Samuel L. Hayes, III ......        0            1,308(3)         153,750(5)
Norton H. Reamer ..........        0            1,268            142,500
John L. Thorndike .........        0            1,348            147,500
Jack L. Treynor ...........        0            1,274            147,500

----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $424 of deferred compensation.
(3) Includes $446 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION


    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I, Timothy T. Browse (37) is a Vice President of the Portfolio. Mr. Browse has served as a Vice President of the Portfolio since June 19, 1995. Mr. Browse has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1992. Mr. Browse is an officer of various investment companies managed by Eaton Vance or BMR. Prior to Joining Eaton Vance, Mr. Browse was a Municipal Bond Trader at Fidelity Management & Research Company (1987-1992).

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from October 2, 1992 through August 31, 1996 and for the one-year period ended August 31, 1996. The total return for the period prior to the Fund's commencement of operations on February 9, 1994 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. The total return for such prior period has not been adjusted to reflect the change in the Fund's distribution fees and/or service fees and certain other expenses.

                         VALUE OF A $1,000 INVESTMENT


                                                                             TOTAL RETURN EXCLUDING       TOTAL RETURN INCLUDING
                                                             VALUE OF         MAXIMUM SALES CHARGE         MAXIMUM SALES CHARGE
        INVESTMENT           INVESTMENT      AMOUNT OF      INVESTMENT    ----------------------------  ---------------------------
         PERIOD**               DATE        INVESTMENT*     ON 8/31/96     CUMULATIVE     ANNUALIZED     CUMULATIVE     ANNUALIZED
--------------------------  -------------  --------------  -------------  -------------  -------------  -------------  ------------
Life of the Fund              10/2/92*        $962.50        $1,207.98       25.53%          5.97%         20.80%         4.94%
1 Year Ended
8/31/96                        8/31/95        $962.50        $1,004.91        4.37%          4.37%          0.49%         0.49%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.
----------

 * Initial investment less the maximum sales charge of 3.75%.
** If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1996, the yield of the Fund was 4.94%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.94% would be 7.70%, assuming a combined federal and State tax rate of 35.83%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at November 30, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of November 30, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 19.2% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. In addition, as of such date, the following shareholders owned beneficially and of record the percentages of outstanding shares of the Fund indicated after their names: Painewebber for the Benefit of Johnnie Lile Sullinger TTEE The Johnnie Lile Sullinger Trust, dtd 8/7/92, Little Rock, AR (9.4%); Donald Lufkin Jenrette, 14.4%; James L. Nalher and Peggy L. Walker JTWROS, Fayetteville, AR, 7.0%; Marvin D. Jones, N. Little Rock, AR, 6.4%; CNOM & CO, St. Louis, MO, 5.2%. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION

    The Fund changed its name from EV Classic Arkansas Tax Free Fund to EV Classic Arkansas Municipals Fund on January 1, 1996 and to EV Traditional Arkansas Municipals Fund on February 1, 1996.

                          TAX EQUIVALENT YIELD TABLE

    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Arkansas State income tax laws and tax rates applicable for 1996.

                                                                                   A FEDERAL AND ARKANSAS STATE
                                                  COMBINED                             TAX EXEMPT YIELD OF:
     SINGLE RETURN           JOINT RETURN        FEDERAL AND      4%       4.5%       5%       5.5%       6%       6.5%       7%
-----------------------  ---------------------    AR STATE     --------------------------------------------------------------------
              (TAXABLE INCOME*)                 TAX BRACKET+                IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
----------------------------------------------  -------------  --------------------------------------------------------------------
         Up to $ 24,000         Up to $ 40,100     20.95%        5.06%     5.69%     6.33%     6.96%     7.59%     8.22%     8.86%
    $ 24,001 - $ 58,150    $ 40,101 - $ 96,900     33.04         5.97      6.72      7.47      8.21      8.96      9.71     10.45
    $ 58,151 - $121,300    $ 96,901 - $147,700     35.83         6.23      7.01      7.79      8.57      9.35     10.13     10.91
    $121,301 - $263,750    $147,701 - $263,750     40.48         6.72      7.56      8.40      9.24     10.08     10.92     11.76
          Over $263,750          Over $263,750     43.83         7.12      8.01      8.90      9.79     10.68     11.57     12.46

**Net amount subject to federal and Arkansas personal income tax after deductions and exemptions.

+ The first tax bracket is calculated using the highest Arkansas tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax brackets assume that Arkansas taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6%
  over the same ranges of income. The assumed Arkansas State income tax rate is 7%.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Arkansas State income taxes) for taxpayers with adjusted gross income in excess of $117,950. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $117,950 and joint filers with adjusted gross income in excess of $176,950. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Arkansas personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Arkansas personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION


                                   PART II

    This Part II provides information about EV TRADITIONAL GEORGIA MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Georgia State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Georgia Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION
    The following information as to certain Georgia considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Georgia issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Georgia issuers. Neither the Trust nor the Portfolio has independently verified this information.

    The Georgia Constitution provides that the State may incur public debt of two types for public purposes: (1) general obligation debt and (2) guaranteed revenue debt. General obligation debt may be incurred to acquire, construct, develop, extend, enlarge or improve land, waters, property, highways, buildings, structures, equipment or facilities of the State, its agencies, departments, institutions and certain State authorities, to provide educational facilities for county and independent school systems, to provide public library facilities for county and independent school systems, counties, municipalities, and boards of trustees of public libraries or boards of trustees of public library systems, to make loans to counties, municipal corporations, political subdivisions, local authorities and other local government entities for water or sewerage facilities or systems, and to make loans to local government entities for regional or multijurisdictional solid waste recycling or solid waste facilities or systems. No general obligation debt may be incurred, however, when the highest aggregate annual debt service requirements for the then current year or any subsequent year for outstanding general obligation debt and guaranteed revenue debt, including any proposed debt, and the highest aggregate annual payments for the then current year or any subsequent fiscal year of the State under certain State contracts, exceed ten percent of the total revenue receipts, less refunds, of the State Treasury in the fiscal year immediately preceding the year in which the debt is to be incurred. In addition, no general obligation debt may be incurred with a term in excess of twenty-five years.

    Guaranteed revenue debt may be incurred by guaranteeing the payment of certain revenue obligations issued by an instrumentality of the State. No guaranteed revenue debt may be incurred to finance water or sewage treatment facilities or systems when the highest aggregate annual debt service requirements for the then current year or any subsequent fiscal year of the State for outstanding or proposed guaranteed revenue debt for water or sewerage facilities or systems exceed one percent of the total revenue receipts, less refunds, of the State Treasury in the fiscal year immediately preceding the year in which any debt is to be incurred. In addition, the aggregate amounts of guaranteed revenue debt incurred to make loans for educational purposes may not exceed $18 million, and the aggregate guaranteed revenue debt incurred to purchase, or to lend or deposit against the security of, loans for educational purposes that may be outstanding may not exceed $72 million.


    As of May 31, 1996, the State's outstanding general obligation debt was $4,670,545,000. The State had outstanding at July 31, 1996, $185,135,000 of guaranteed revenue debt.

    In addition to the State's general obligation debt and guaranteed revenue debt, the State had outstanding at May 30, 1996, $395,000 in revenue bonds and notes issued by various State agencies, authorities and institutions of higher education.

    In the 1996 Legislative Session, the General Assembly authorized the issuance of $65,340,000 in aggregate principal amount of general obligation bonds for fiscal year 1997, the proceeds of which are to be used for various planned capital projects of the State, its departments and agencies.


    The Georgia Constitution also permits the State to incur public debt to supply a temporary deficit in the State Treasury in any fiscal year created by a delay in collecting the taxes of that year. Such debt must not exceed, in the aggregate, 5% of the total revenue receipts, less refunds, of the State Treasury in the fiscal year immediately preceding the year in which such debt is incurred. The debt incurred must be repaid on or before the last day of the fiscal year in which it is to be incurred out of the taxes levied for that fiscal year. No such debt may be incurred in any fiscal year if there is then outstanding unpaid debt from any previous fiscal year which was incurred to supply a temporary deficit in the State Treasury. No such debt has been incurred under this provision since its inception.


    Virtually all of the issues of long-term debt obligations issued by or on behalf of the State of Georgia and counties, municipalities and other political subdivisions and public authorities thereof are required by law to be validated and confirmed in a judicial proceeding prior to issuance. The legal effect of a validation in Georgia is to render incontestable the validity of the pertinent bond issue and the security therefor.

    Tax collections of the State for fiscal year 1995 were 9.0% over tax collections for fiscal year 1994. Corporate and individual income tax receipts and general sales tax receipts of the State for fiscal year 1995 comprised an estimated 43.7% and 35.0%, respectively, of the total State tax revenues. Revenues from sales and income taxes increased 8.0% and 9.0%, respectively, during fiscal year 1995.

    Three suits (two for refund and one for declaratory and injunctive relief) have been filed with the State of Georgia by foreign producers of alcoholic beverages. The first suit seeks $96 million in refunds of alcohol import taxes imposed under Georgia's post-Bacchus (468 U.S. 263-1984) statute, O.C.G.A. (S) 3-4-60, et seq., as amended in 1985. These claims constitute 99% of all such taxes paid during the three years preceding these claims. In addition, the claimants have filed a second suit for refund of an additional $23 million for apparently later time periods. These two cases encompass all known or anticipated claims for refund of such type within the apparently statute of limitations for the years in question (1989 - January 1993). The two refund cases are still pending in the trial court. The declaration/injunctive relief case was applicably dismissed by the Federal District Court and was affirmed by the Eleventh Circuit Court of Appeals. The claimants have filed a petition for rehearing which is pending.

    A suit has also been filed based on a local school board's claim that the State finance the major portion of the costs of its desegregation program. The Savannah Board originally requested restitution in the amount of $30 million, but the Federal District Court set forth a formula which would require a State payment in the amount of approximately $8,900,000 computed through June 30, 1994. The plaintiffs, dissatisfied with the apportionment of desegregation costs between State and county, and an adverse ruling on the State funding formula for transportation costs, have appealed to the Eleventh Circuit Court of Appeals. The State has filed a responsive cross-appeal on the ground that there is no basis for any liability. Subsequently, the parties agreed to a settlement, which has been approved by the Court. The settlement calls for the State to pay the amount awarded to the plaintiffs and to offer an option regarding future funding methodology for pupil transportation. Because interest was accruing in the settlement, in March 1995, the State paid to the plaintiffs $8,925,000 in partial satisfaction of the settlement agreement. The final settlement figure has yet to be calculated, due to costs which accrued during the pendency of the settlement proposal. Those cost calculations will be finalized in the next several months but are not expected to exceed a total of $10,000,000, including the money already paid.

    A similar complaint has been filed by DeKalb County and seeking approximately $67,500,000 in restitution. The Federal District Court ruled that the State's funding formula for pupil transportation (which the District Court in the Savannah case upheld) was contrary to State law. This ruling would require a State payment of a State law funding entitlement in the amount of approximately $34,000,000 computed through June 30, 1994. Motions to reconsider and amend the Court's judgment were filed by both parties. The State's motion was granted, in part, which reduced the required State payment to approximately $28,000,000. Notices of appeal to the Eleventh Circuit Court of Appeals have been filed. There are approximately five other school districts which might file similar claims.


    Another suit has been filed in federal district and State superior courts challenging the constitutionality of Georgia's transfer fee (often referred to as "impact fee") by asserting that the fee violates the commerce clause, due process, equal protection and privilege and immunities provisions of the constitution. The plaintiff seeks to prohibit the State from further collections and to require the State to return to her and those similarly situated all fees previously collected. A similar lawsuit previously filed in another State superior court has been voluntarily dismissed and will likely be joined with this action. From May of 1992 to June 1995, the State has collected $24,168,203. All amounts collected after June 7, 1995 are being paid into an escrow account. The State continues to collect approximately $500,000 to $600,000 per month.


    On September 1, 1994, a civil action was filed in the Fulton County Superior Court on behalf of all certain employees of the State of Georgia who were subjected to a freeze in pay between 1992 and 1995. Should the plaintiffs prevail in every aspect of their claims, the liability of the State in this matter could be as much as $295,000,000, based on best estimates currently available.

                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of August 31, 1996, the Portfolio had net assets of $108,974,295. For the fiscal year ended August 31, 1996, the Portfolio paid BMR advisory fees of $473,056 (equivalent to 0.40% of the Portfolio's average daily net assets for such year). For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $521,159 (equivalent to 0.41% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $496,637 (equivalent to 0.40% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in Part I.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal years ended August 31, 1996 and 1995 and for the period from the start of business, December 7, 1993, to the fiscal year ended August 31, 1994, $18,157, $16,832 and $11,268, respectively, of the Fund's operating expenses were allocated to the Administrator.

SERVICE PLAN
    The Service Plan remains in effect until April 28, 1997 and may be continued as described under "Service Plan" in Part I. Prior to February 1, 1996, the Fund made sales commission, distribution fee and service fee payments pursuant to a Distribution Plan. During the period from September 1, 1995 to January 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $6,092 on sales of Fund shares. During the same period, the Fund paid sales commission payments under that Plan to the Principal Underwriter aggregating $7,243. During the fiscal year ended August 31, 1996, CDSCs aggregating approximately $55 were imposed on early redeeming shareholders and paid to the Principal Underwriter. The CDSCs and sales commissions paid to the Principal Underwriter reduced Uncovered Distribution Charges. As at August 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Distribution Plan amounted to approximately $419,000 (which amount was equivalent to 25.7% of the Fund's net assets on such date). This charge will be extinguished at no expense to the Fund on January 31, 1997. During the fiscal year ended August 31, 1996, the Fund paid or accrued service fees under the Plan aggregating $3,996, of which $3,335 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter. A portion of such fees was paid under the service fee provisions of the Distribution Plan and the balance was paid under the existing Plan.

PRINCIPAL UNDERWRITER
    The total sales charges for sales of shares of the Fund during the period from February 1, 1996 to August 31, 1996 was $3,793, which amount was paid to Authorized Firms. For the fiscal year ended August 31, 1996, the Fund paid the Principal Underwriter $125.00 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal year ended August 31, 1996, the Portfolio paid brokerage commissions of $17,018 on portfolio security transactions aggregating $146,330,600 to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended August 31, 1995 and for the eleven months ended August 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex
(1):

                                              AGGREGATE
                               AGGREGATE    COMPENSATION   TOTAL COMPENSATION
                             COMPENSATION       FROM         FROM TRUST AND
NAME                           FROM FUND      PORTFOLIO       FUND COMPLEX
----                         ------------   ------------   ------------------
Donald R. Dwight ..........       $0           $1,542(2)        $142,500(4)
Samuel L. Hayes, III ......        0            1,687(3)         153,750(5)
Norton H. Reamer ..........        0            1,645            142,500
John L. Thorndike .........        0            1,729            147,500
Jack L. Treynor ...........        0            1,683            147,500

----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $578 of deferred compensation.
(3) Includes $570 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION
    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I, Cynthia J. Clemson (33) is a Vice President of the Portfolio. Ms. Clemson has served as a Vice President of the Portfolio since January 1, 1996. Ms. Clemson has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1985. Ms. Clemson is an officer of various investment companies managed by Eaton Vance or BMR.

                           PERFORMANCE INFORMATION
    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from December 23, 1991 through August 31, 1996. The total return for the period prior to the Fund's commencement of operations on December 7, 1993 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. Such performance has not been adjusted to reflect the change in the Fund's distribution fees and/or service fees and certain other expenses.

                         VALUE OF A $1,000 INVESTMENT

                                                                            TOTAL RETURN EXCLUDING        TOTAL RETURN INCLUDING
                                                          VALUE OF           MAXIMUM SALES CHARGE          MAXIMUM SALES CHARGE
   INVESTMENT        INVESTMENT        AMOUNT OF         INVESTMENT      ----------------------------  ----------------------------
    PERIOD**            DATE          INVESTMENT*        ON 8/31/96       CUMULATIVE     ANNUALIZED     CUMULATIVE     ANNUALIZED
-------------        ----------       -----------        ----------      -------------  -------------  -------------  -------------
Life of Fund         12/23/91*          $962.50           $1,207.07         25.46%          4.96%         20.71%          4.09%
1 Year Ended
8/31/96               8/31/95           $962.50           $1,014.53          5.43%          5.43%          1.45%          1.45%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------
 * Initial investment less the maximum sales charge of 3.75%.
** If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1996, the yield of the Fund was 5.16%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 5.16% would be 7.96%, assuming a combined federal and State tax rate of 35.14%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    As at November 30, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of November 30, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 46.0% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. As of the same date, the following shareholder owned beneficially and of record, the percentage of outstanding shares of the Fund indicated after their name: Steven Inc., FBO A/C 84324704, 9.4%. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION
    The Fund changed its name from EV Classic Georgia Tax Free Fund to EV Classic Georgia Municipals Fund on January 1, 1996 and to EV Traditional Georgia Municipals Fund on February 1, 1996.

                          TAX EQUIVALENT YIELD TABLE
    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Georgia State income tax laws and tax rates applicable for 1996.

                                                                                     A FEDERAL AND GEORGIA STATE
                                                     COMBINED                           TAX EXEMPT YIELD OF:
      SINGLE RETURN             JOINT RETURN        FEDERAL AND       4%      4.5%       5%     5.5%       6%     6.5%       7%
-------------------------  ----------------------    GA STATE     -----------------------------------------------------------------
                (TAXABLE INCOME)*                  TAX BRACKET+              IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
-------------------------------------------------  -------------  -----------------------------------------------------------------
         Up to   $ 24,000        Up to   $ 40,100      20.10%        5.01%     5.63%     6.26%    6.88%    7.51%    8.14%    8.76%
      $ 24,001 - $ 58,150     $ 40,101 - $ 96,900      32.32         5.91      6.65      7.39     8.13     8.87     9.60    10.34
      $ 58,151 - $121,300     $ 96,901 - $147,700      35.14         6.17      6.94      7.71     8.48     9.25    10.02    10.79
      $121,301 - $263,750     $147,701 - $263,750      39.84         6.65      7.48      8.31     9.14     9.97    10.80    11.64
          Over   $263,750         Over   $263,750      43.22         7.05      7.93      8.81     9.69    10.57    11.45    12.33

*Net amount subject to federal and Georgia personal income tax after deductions and exemptions.

+The first tax bracket is calculated using the highest Georgia tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax brackets assume that Georgia taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Georgia State income taxes) for taxpayers with adjusted gross income in excess of $117,950. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with Adjusted Gross Income in excess of $117,950 and joint filers with adjusted gross income in excess of $176,950. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Georgia personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Georgia personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV TRADITIONAL KENTUCKY MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Kentucky state personal income taxes in the form of an investment exempt from the Kentucky intangibles tax. The Fund currently seeks to achieve its investment objective by investing its assets in the Kentucky Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION

    The following information as to certain Kentucky considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Kentucky issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Kentucky issuers. Neither the Trust nor the Portfolio has independently verified this information.


    Because the Kentucky Constitution requires the vote of a majority of the state's electorate to approve the issuance of state general obligation indebtedness and until recently regained the vote of two-thirds of a municipality's electorate to approve the issuance of general obligation indebtedness by any city, county, or other municipality within the state, most Kentucky state and local government indebtedness is issued not as general obligation indebtedness but as either debt payable only from revenues produced by the particular project or as indebtedness subject to biennial, in the case of the state, or annual, in the case of a local government, legislative appropriation for the payment of debt service. Such appropriation-backed indebtedness is customarily issued in the form of lease revenue bonds by a public authority or public holding company which uses the proceeds of the bonds to finance the particular public project and leases the project to the state or local government pursuant to a lease renewable each fiscal biennium (in the case of the state) or each fiscal year (in the case of a local government). Failure of the lessee government to renew the lease would terminate the lessee's obligation to make further rental payments and would leave the bondholders with recourse only against the property which was subject to the lease and any other security pledged for the payment of the bonds. An amendment to the state constitution approved by the electorate at the November 1994 general election authorized the Kentucky General Assembly to enact legislation permitting local governments to issue general obligation indebtedness without voter approval but subject to prescribed limitations on the maximum amount of indebtedness that may be incurred based on the assessed value of the taxable property within the municipality and such additional limitations and conditions as may be prescribed by statute. Although the Kentucky General Assembly enacted enabling legislation in 1996, the validity of the constitutional amendment is currently the subject of a test case. Therefore, appropriation-backed indebtedness continues to be the prevailing form of financing for local governments in Kentucky.


    The Commonwealth of Kentucky recently retired the last of its outstanding general obligation debt. In September 1994 S&P upgraded the rating of the State's appropriation-back debt from A to A+. Moody's and Fitch rate the State's appropriation-back debt as A and A+, respectively.


    Kentucky is an "average" state in terms of size and in terms of its proportion of the national economy. Kentucky has 1.5% of total U.S. population, 1.2% of total U.S. personal income, and 1.3% of total U.S. nonagricultural employment. The Kentucky economy has shown almost uninterrupted growth for the past decade. During 1995, the unemployment rate in Kentucky averaged 5.4% compared to the national average of 5.6%; Kentucky nonagricultural employment grew by 2.8% compared to the national average of 2.3%; manufacturing employment in Kentucky increased by 2.8% compared to 0.5% nationally; and personal income in Kentucky grew 5.8% compared to 6.0% nationally.

    The Commonwealth of Kentucky's financial condition has steadily improved during the last four years. State General Fund Revenue grew by 3.5% in fiscal year 1996 to a total of $5.34 billion. To avoid the need for state budget cuts in the event revenues do not meet expectations, a Budget Reserve Trust Fund was established with a $90 million deposit in fiscal year 1994 and has been increased by additional deposits of $10 million in fiscal year 1995 and $100 million in fiscal year 1996 to a current balance of $200 million.

                              FEES AND EXPENSES

INVESTMENT ADVISER

    As of August 31, 1996, the Portfolio had net assets of $133,017,453. For the fiscal year ended August 31, 1996, the Portfolio paid BMR advisory fees of $577,479 (equivalent to 0.41% of the Portfolio's average daily net assets for such year). For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $595,483 (equivalent to 0.42% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $510,287 (equivalent to 0.41% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in Part I.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal years ended August 31, 1996 and 1995 and for the period from the start of business, December 7, 1993, to the fiscal year ended August 31, 1994, $18,538, $27,092 and $9,744, respectively, of the Fund's operating expenses were allocated to the Administrator.

SERVICE PLAN
    The Service Plan remains in effect until April 28, 1997 and may be continued as described under "Service Plan" in Part I. Prior to February 1, 1996, the Fund made sales commission, distribution fee and service fee payments pursuant to a Distribution Plan. During the period from September 1, 1995 to January 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $4,762 under that Plan on sales of Fund shares. During the same period, the Fund paid sales commission payments under that Plan to the Principal Underwriter aggregating $5,706. During the fiscal year ended August 31, 1996, CDSCs aggregating approximately $155 were imposed on early redeeming shareholders and paid to the Principal Underwriter. The CDSCs and sales commissions paid to the Principal Underwriter reduced Uncovered Distribution Charges. As at August 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Distribution Plan amounted to approximately $319,000 (which amount was equivalent to 25.3% of the Fund's net assets on such date). This charge will be extinguished at no expense to the Fund on January 31, 1997. During the fiscal year ended August 31, 1996, the Fund paid or accrued service fees under the Plan aggregating $3,070, of which $2,576 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter. A portion of such fees was paid under the service fee provisions of the Distribution Plan and the balance was paid under the existing Plan.

PRINCIPAL UNDERWRITER
    The total sales charges for sales of shares of the Fund during the period from February 1, 1996 to August 31, 1996 was $3,990, which amount was paid to Authorized Firms. For the fiscal year ended August 31, 1996, the Fund paid the Principal Underwriter $85.00 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal year ended August 31, 1996, the Portfolio paid brokerage commissions of $43,344 on portfolio security transactions aggregating $237,637,801 to firms which provided some research services to BMR or its afiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended August 31, 1995 and for the eleven months ended August 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex (1):

                                              AGGREGATE
                               AGGREGATE    COMPENSATION   TOTAL COMPENSATION
                             COMPENSATION       FROM         FROM TRUST AND
NAME                           FROM FUND      PORTFOLIO       FUND COMPLEX
----                         ------------   ------------   ------------------
Donald R. Dwight ..........       $0           $1,542(2)        $142,500(4)
Samuel L. Hayes, III ......        0            1,687(3)         153,750(5)
Norton H. Reamer ..........        0            1,645            142,500
John L. Thorndike .........        0            1,729            147,500
Jack L. Treynor ...........        0            1,683            147,500

----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $578 of deferred compensation.
(3) Includes $570 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION

    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I, Nicole Anderes (35) is a Vice President of the Portfolio. Ms. Anderes has served as a Vice President of the Portfolio since December 1, 1995. She joined BMR and Eaton Vance as a Vice President in January 1994. Ms. Anderes is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, she was a Vice President and portfolio manager at Lazard Freres Asset Management (1992-1994) and a Vice President and Manager -- Municipal Research at Roosevelt & Cross (1987-1992).

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from December 23, 1991 through August 31, 1996. The total return for the period prior to the Fund's commencement of operations on December 7, 1993 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. Such performance has not been adjusted to reflect the change in the Fund's distribution fees and/or service fees and certain other expenses.

                                                   VALUE OF A $1,000 INVESTMENT

                                                                               TOTAL RETURN EXCLUDING      TOTAL RETURN INCLUDING
                                                               VALUE OF         MAXIMUM SALES CHARGE        MAXIMUM SALES CHARGE
                            INVESTMENT        AMOUNT OF       INVESTMENT     --------------------------  --------------------------
   INVESTMENT PERIOD**         DATE          INVESTMENT*      ON 8/31/96      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
-------------------------  ------------    ---------------  ---------------  ------------  ------------  ------------  ------------
Life of the Fund            12/23/91**         $962.50         $1,225.98        27.34%        5.29%         22.60%        4.44%
1 Year Ended 8/31/96         8/31/95           $962.50         $1,010.08         4.91%        4.91%          1.01%        1.01%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------
 * Initial investment less the maximum sales charge of 3.75%.
** If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1996, the yield of the Fund was 5.31%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 5.31% would be 8.19%, assuming a combined federal and State tax rate of 35.14%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackes.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at November 30, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of November 30, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 50.0% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. In addition as of the same date, the following shareholders owned of record, the percentages of outstanding shares indicated after their names: Mary R. Stepherson, Battletown, KY, 9.51%; NFSC FBO, Kathleen C. Parsons, 7.5%. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION

    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from EV Classic Kentucky Tax Free Fund to EV Classic Kentucky Municipals Fund on January 1, 1996 and to EV Traditional Kentucky Municipals Fund on February 1, 1996.

                          TAX EQUIVALENT YIELD TABLE

    The tables below give the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Kentucky State income tax laws, and intangibles tax laws and tax rates applicable for 1996.

                                                                                    A FEDERAL AND KENTUCKY STATE
                                                     COMBINED                           TAX EXEMPT YIELD OF:
      SINGLE RETURN             JOINT RETURN        FEDERAL AND        4%       4.5%      5%      5.5%      6%      6.5%      7%
-------------------------  ----------------------    KY STATE     -----------------------------------------------------------------
                (TAXABLE INCOME*)                  TAX BRACKET+              IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
-------------------------------------------------  -------------  -----------------------------------------------------------------
           Up to $ 24,000          Up to $ 40,100     20.10%         5.01%     5.63%     6.26%    6.88%    7.51%    8.14%    8.76%
      $ 24,001 - $ 58,150     $ 40,101 - $ 96,900     32.32          5.91      6.65      7.39     8.13     8.87     9.60    10.34
      $ 58,151 - $121,300     $ 96,901 - $147,700     35.14          6.17      6.94      7.71     8.48     9.25    10.02    10.79
      $121,301 - $263,750     $147,701 - $263,750     39.84          6.65      7.48      8.31     9.14     9.97    10.80    11.64
          Over   $263,750         Over   $263,750     43.22          7.05      7.93      8.81     9.69    10.57    11.45    12.33

      SINGLE RETURN             JOINT RETURN                           4%       4.5%      5%      5.5%      6%      6.5%      7%
-------------------------  ----------------------             ---------------------------------------------------------------------
                (TAXABLE INCOME*)                             TAXABLE EQUIVALENT YIELD REFLECTING EXEMPTION FROM INTANGIBLES TAX**:
-------------------------------------------------             ---------------------------------------------------------------------
           Up to $ 24,000          Up to $ 40,100                    5.36%     5.99%     6.61%    7.23%    7.86%    8.48%    9.11%
      $ 24,001 - $ 58,150     $ 40,101 - $ 96,900                    6.33      7.07      7.80     8.54     9.28    10.01    10.75
      $ 58,151 - $121,300     $ 96,901 - $147,700                    6.61      7.37      8.14     8.91     9.68    10.45    11.22
      $121,301 - $263,750     $147,701 - $263,750                    7.12      7.95      8.78     9.61    10.44    11.27    12.10
          Over   $263,750         Over   $263,750                    7.55      8.42      9.30    10.18    11.06    11.94    12.82

 * Net amount subject to federal and Kentucky personal income tax after deductions and exemptions.

+  The first tax bracket is calculated using the highest Kentucky tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax rates assume that Kentucky taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated
   above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income. The Kentucky State income tax rate is 6%.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Kentucky state income taxes) for taxpayers with adjusted gross income in excess of $117,950. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $117,950 and joint filers with Adjusted Gross Income in excess of $176,950. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.


** The Kentucky intangibles tax on stocks, bonds, notes and other evidences of debt is 25 cents on every $100 of the value thereof. An example of the effect of the Kentucky intangibles tax on the combined tax brackets of taxpayers is as follows: A
   $10,000 investment subject to the tax would require payment of $25 annually in intangibles taxes. If the investment yielded
   5.5% annually or $550, the intangibles tax as a percentage of income would be $25/$550 or 4.55%. If a taxpayer owning such an investment were in the 6% state income tax bracket, he or she would be paying combined state taxes as a percentage of income of 6% plus 4.55% or 10.55%. Assuming the deductibility of these taxes as itemized deductions and that such taxpayer were in the 36% federal income tax bracket, the taxpayer would then be in a 42.75% [36% + (1 - .36) X 10.55%] combined tax bracket with respect to such investment. This is higher than the 39.84% combined tax bracket without taking into account the intangibles tax.


Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Kentucky personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Kentucky personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV TRADITIONAL LOUISIANA MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Louisiana State individual and corporate income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Louisiana Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION

    The following information as to certain Louisiana considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Louisiana issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Louisiana issuers. Neither the Trust nor the Portfolio has independently verified this information.


    The State of Louisiana General Fund should have a $76.8 million balance after Fiscal Year 1995-96. However, Fiscal Year 1996-97 budget projections indicate that the State will have to rely on reduction in expenditures by approximately $72.5 million to produce a balanced budget. One of the most severe budget issues is the Medicaid program. For Fiscal Year 1995-96, Louisiana was eligible to receive $690 million in Medicaid disproportionate share payments for hospitals. In the past, Louisiana used a portion of the amounts paid to the State public hospitals to fund the State's portion of the Medicaid program. The 1993 amendments to the federal disproportionate share law severely restrict the State's ability to continue to help finance health care in this manner. On April 26, 1996, Congress adopted a budget bill that included a two-year funding based specifically for the State Medicaid Program. This budget bill allows the State to move forward with the Medicaid Managed Care initiatives without being faced with severe funding cuts. It is expected, however, that additional program reductions will be required in order to bear a $2.6 billion Federal fund cap and the minimum required State match of $600 million for Fiscal Year 1996-97 as allowed by Congress. The State's executive and legislative leadership is currently revising its overall spending projections for years through Fiscal Year 1999-2000, including projections for Medicaid requirements. This Medicaid problem will also slow the growth in the services sector of the Louisiana economy.

    The Louisiana Economic Development and Gaming Corporation (the "Gaming Corporation") was created by the Louisiana legislature in 1992 for the purpose of contracting with a casino operator to provide for or furnish an official gaming establishment and to conduct casino gaming operations at the official gaming establishment, the Rivergate Convention Center in New Orleans (the "casino") as well as a temporary casino until the casino is opened. Voters at the general election held in November, 1996, approved land-based gambling in the City of New Orleans. Once the casino is in operation, the operator must pay a minimum of 18 1/2% of gross revenues, or $100 million annually, whichever is higher, to the Gaming Corporation. The Gaming Corporation must transfer daily to the State Treasury for deposit in the Casino Gaming Proceeds Fund net revenues which are surplus to its needs. Such revenues will be first credited to the Bond Security and Redemption Fund before being credited to the Casino Gaming Proceeds Fund. Moneys in the Casino Gaming Proceeds Fund may be allotted or expended only pursuant to legislative appropriation. The operating contract was awarded to Harrah's Jazz Company, which is a partnership comprised of three principals:
Harrah's New Orleans; New Orleans/Louisiana Development Corporation (Jazzville); and Grand Palais Corporation. Construction of the permanent casino began at the site of the old Rivergate in the spring of 1995. In November, 1995, after unsuccessfully operating a temporary casino at the New Orleans Municipal Auditorium, Harrah's New Orleans filed voluntary bankruptcy under Chapter 11. Harrah's New Orleans is in the process of restructuring Harrah's Jazz Company financing and renegotiating other contractual terms. The temporary casino will not re-open. It appears at this time that a scaled-down version of the casino will be opened in the latter part of 1997, but the Governor of the State has publicly stated that he will not comprise any payments that are due the State under the enabling legislation and the original contract. At this time, the situation has not been resolved. The State has not included any revenue from land based casino gaming in the official revenue forecast for Fiscal Year 1996-97.

                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of August 31, 1996, the Portfolio had net assets of $35,048,671. For the fiscal year ended August 31, 1995, absent a fee reduction, the Portfolio would have paid BMR advisory fees of $81,468 (equivalent to 0.23% of the Portfolio's average daily net assets for such year). To enhance the net income of the Portfolio, BMR made a reduction of its advisory fee in the amount of $40,000. For the fiscal year ended August 31, 1995, absent a fee reduction, the Portfolio would have paid BMR advisory fees of $73,471 (equivalent to 0.23% of the Portfolio's average daily net assets for such year). To enhance the net income of the Portfolio, BMR made a reduction of its advisory fee in the amount of $36,188. For the period from the Portfolio's start of business, February 1, 1994, to the fiscal year ended August 31, 1994, absent a fee reduction, the Portfolio would have paid BMR advisory fees of $34,790 (equivalent to 0.21% (annualized) of the Portfolio's average daily net assets for such period). To enhance the net income of the Portfolio, BMR made a reduction of its advisory fee in the amount of $31,760. The Portfolio's Investment Advisory Agreement with BMR is dated February 1, 1994 and may be continued as described under "Investment Adviser and Administrator" in Part I.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal years ended August 31, 1996 and 1995, and for the period from the start of business, February 14, 1994, to the fiscal year ended August 31, 1994, $17,915, $10,912 and $12,236, respectively, of the Fund's operating expenses were allocated to the Administrator.

SERVICE PLAN
    The Service Plan remains in effect until April 28, 1997 and may be continued as described under "Service Plan" in Part I. Prior to February 1, 1996, the Fund made sales commission, distribution fee and service fee payments pursuant to a Distribution Plan. During the period from September 1, 1995 to January 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $6,657 under that Plan on sales of Fund shares. During the same period, the Fund paid sales commission payments under that Plan to the Principal Underwriter aggregating $7,826. During the fiscal year ended August 31, 1996, CDSCs aggregating aproximately $250 were imposed on early redeeming shareholders and paid to the Principal Underwriter. The CDSCs and sales commissions paid to the Principal Underwriter reduced Uncovered Distribution Charges. As at August 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Distribution Plan amounted to approximately $261,000 (which amount was equivalent to 13.2% of the Fund's net assets on such date). This charge will be extinguished at no expense to the Fund on January 31, 1997. During the fiscal year ended August 31, 1996, the Fund paid service fee payments under the Plan aggregating $4,354, of which $3,725 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter. A portion of such fees was paid under the service fee provisions of the Distribution Plan and the balance was paid under the existing Plan.

PRINCIPAL UNDERWRITER
    The total sales charges for sales of shares of the Fund during the period from February 1, 1996 to August 31, 1996 was $5,159, which amount was paid to Authorized Firms. For the fiscal year ended August 31, 1996, the Fund paid the Principal Underwriter $62.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal year ended August 31, 1996, the Portfolio paid brokerage commissions of $7,029 on portfolio security transactions aggregating $59,248,516 to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended August 31, 1995 and for the period from the start of business, February 1, 1994, to the fiscal year ended August 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions.

    The Portfolio's turnover rates for the fiscal years ended August 31, 1995 and 1996 were 46% and 99%, respectively. The difference in the portfolio turnover rate for the past two fiscal years is primarily the result of a change in the Portfolio's portfolio manager in January, 1996. The new manager bought and sold securities during 1996 to take advantage of opportunities to improve the Portfolio's credit quality and to better position the Portfolio for a declining interest rate environment.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex (1):

                                                                             AGGREGATE          AGGREGATE       TOTAL COMPENSATION
                                                                            COMPENSATION       COMPENSATION       FROM TRUST AND
NAME                                                                         FROM FUND        FROM PORTFOLIO       FUND COMPLEX
----                                                                        ------------      --------------     ------------------
Donald R. Dwight .....................................................           $0                $343(2)           $142,500(4)
Samuel L. Hayes, III .................................................            0                 316(3)            153,750(5)
Norton H. Reamer .....................................................            0                 314               142,500
John L. Thorndike ....................................................            0                 318               147,500
Jack L. Treynor ......................................................            0                 341               147,500

----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $129 of deferred compensation.
(3) Includes $104 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from October 2, 1992 through August 31, 1996 and for the one-year period ended August 31, 1996. The total return for the period prior to the Fund's commencement of operations on February 14, 1994 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. The total return for such prior period has not been adjusted to reflect the change in the Fund's distribution fees and/or service fees and certain other expenses.

                                                   VALUE OF A $1,000 INVESTMENT

                                                                            TOTAL RETURN EXCLUDING        TOTAL RETURN INCLUDING
                                                             VALUE OF        MAXIMUM SALES CHARGE          MAXIMUM SALES CHARGE
        INVESTMENT           INVESTMENT      AMOUNT OF      INVESTMENT   ----------------------------  ----------------------------
         PERIOD**               DATE        INVESTMENT*     ON 8/31/96    CUMULATIVE     ANNUALIZED     CUMULATIVE     ANNUALIZED
          ------               ------         -------         ------     -------------  -------------  -------------  -------------
Life of the Fund              10/02/92*       $962.50       $1,230.23       27.78%          6.45%         23.02%          5.43%
1 Year Ended 8/31/96           8/31/95        $962.50       $1,013.70        5.34%          5.34%          1.37%          1.37%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

------------
 *Initial investment less the maximum sales charge of 3.75%.
**If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1996, the yield of the Fund was 6.10%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 6.10% would be 9.40%, assuming a combined federal and State tax rate of 35.14%. If a portion of the Portfolio's and the Fund's expenses had not been allocated to the Investment Adviser and the Administrator, respectively, the Fund would have had a lower yield.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at November 30, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of November 30, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 27.3% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. In addition, as of the same date, the following shareholders owned of record the percentages of outstanding shares indicated after their names: Rozelle Hahn MD, Baton, LA (9.0%); PaineWebber for the benefit of Brigette and Charles Belair tennants in common, Belle Chasse, LA 70037-2630 (7.0%); PaineWebber for the benefit of William E. Wynne, New Orleans, LA 70124-2643 (6.4%); Sidney S. Moreland IV, Baton Rouge, LA, (5.9%); and Jaunita C. Sendker, Belle Chasse, LA (5.7%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION

    The Fund changed its name from EV Classic Louisiana Tax Free Fund to EV Classic Louisiana Municipals Fund on January 1, 1996 and to EV Traditional Louisiana Municipals Fund on February 1, 1996.

                          TAX EQUIVALENT YIELD TABLE


    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Louisiana State income tax laws and tax rates applicable for 1996.


                                                                                  A FEDERAL AND LOUISIANA STATE
                                                     COMBINED                           TAX EXEMPT YIELD OF:
      SINGLE RETURN             JOINT RETURN        FEDERAL AND        4%      4.5%       5%     5.5%       6%     6.5%       7%
-------------------------  ----------------------    LA STATE     -----------------------------------------------------------------
                (TAXABLE INCOME)*                  TAX BRACKET+              IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
-------------------------------------------------  -------------  -----------------------------------------------------------------

           Up to $ 24,000          Up to $ 40,100     20.10%         5.01%     5.63%     6.26%    6.88%    7.51%    8.14%    8.76%
      $ 24,001 - $ 58,150     $ 40,101 - $ 96,900     32.32          5.91%     6.65%     7.39%    8.13%    8.87%    9.60%   10.34%
      $ 58,151 - $121,300     $ 96,901 - $147,700     35.14          6.17%     6.94%     7.71%    8.48%    9.25%   10.02%   10.79%
      $121,301 - $263,750     $147,701 - $263,750     39.84          6.65%     7.48%     8.31%    9.14%    9.97%   10.80%   11.64%
          Over - $263,750         Over - $263,750     43.22          7.05%     7.93%     8.81%    9.69%   10.57%   11.45%   12.33%

 * Net amount subject to federal and Louisiana personal income tax after deductions and exemptions.

+  Tax brackets are calculated using the highest Louisiana tax rate within the brackets. Taxpayers with taxable income within these brackets may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax brackets assume that Louisiana taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within each of these combined brackets are 15%, 28%, 31% and 39.6%

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Louisiana State income taxes) for taxpayers with adjusted gross income in excess of $117,950. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $117,950 and joint filers with adjusted gross income in excess of $176,950. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Louisiana personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Louisiana personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult with their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV TRADITIONAL MARYLAND MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Maryland State and local income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Maryland Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION

    The following information as to certain Maryland considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Maryland issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Maryland issuers. Neither the Trust nor the Portfolio has independently verified this information.

    Generally Maryland has been among the most heavily indebted of the states, although its position is more moderate with the inclusion of local debt, reflecting in part the State assumption several years ago of a substantial portion of local school construction costs. The State became concerned over its debt levels and, following recommendations of a debt affordability committee, has practiced restraint in borrowing. Resources have also expanded and debt ratios have fallen. Capital borrowing plans are reasonable and designed not to increase debt levels. Recently, major infrastructure projects undertaken, including a light rail line, a stadium, and airport and convention center improvements, have been financed primarily by revenue-backed or other non-general obligation financings.

    The public indebtedness of Maryland and its instrumentalities is divided into three basic types. The State, as well as the various counties and municipalities of the State, issues general obligation bonds payable from ad valorem taxes for capital improvements. The Department of Transportation of Maryland issues limited, special obligation bonds for transportation purposes payable primarily from specific, fixed-rate excise taxes and other revenues related mainly to highway use. Certain authorities, as well as several local governments, issue obligations payable solely from identified taxes or revenue streams, including loan obligations from nonprofits, companies or other private entities, and for which the State or local government has no liability and has given no moral obligation assurance. The State, its agencies and departments and the various localities also enter into municipal leases or installment purchase obligations. Such a lease is not a general obligation of the municipality for which the municipality's taxing power is pledged but is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease. Such municipal leases generally contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis.

    During fiscal year 1991 through 1993, the State experienced budgetary problems caused by a national recession. To address revenue shortfalls and expanded expenditure requirements the State increased tax and other revenues, curtailed various programs and transferred funds from various reserve accounts. The State ended its fiscal year 1994 with a General Fund surplus on a budgetary basis of approximately $60.0 million, and ended its fiscal year 1995 with a General Fund surplus on a budgetary basis of approximately $26.5 million (excluding $106 million to be applied to the fiscal year 1996 budget) and $286.1 million in the Revenue Stabilization Account of the State Reserve Fund. When the fiscal year 1996 budget was enacted, it was anticipated that the year-end General Fund surplus on a budgetary basis would be approximately $7.8 million and that there would be $370.9 million in the State's Revenue Stabilization Account. The State currently projects the year-end General Fund surplus on a budgetary basis to be approximately $34.3 million and the balance in the Revenue Stabilization Account to be approximately $51.8 million. Fiscal year 1995 revenues for the General Fund were $7.09 billion; fiscal 1996 revenues for the General Fund are anticipated to be $7.43 billion.

                              FEES AND EXPENSES
INVESTMENT ADVISER

    As of August 31, 1996, the Portfolio had net assets of $110,588,345. For the fiscal year ended August 31, 1996, the Portfolio paid BMR advisory fees of $454,842 (equivalent to 0.40% of the Portfolio's average daily net assets for such year). For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $459,907 (equivalent to 0.40% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $390,773 (equivalent to 0.39% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in Part I.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal years ended August 31, 1996 and 1995 and for the period from the start of business, December 10, 1993, to the fiscal year ended August 31, 1994, $15,391, $19,261 and $18,532, respectively, of the Fund's operating expenses were allocated to the Administrator.

SERVICE PLAN
    The Service Plan remains in effect until April 28, 1997 and may be continued as described under "Service Plan" in Part I. Prior to February 1, 1996, the Fund made sales commission, distribution fee and service fee payments pursuant to a Distribution Plan. During the period from September 1, 1995 to January 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $2,169 on sales of Fund shares. During the same period, the Fund paid sales commission payments under that Plan to the Principal Underwriter aggregating $3,039. During the fiscal year ended August 31, 1996, CDSCs aggregating approximately $980 were imposed on early redeeming shareholders and paid to the Principal Underwriter. The CDSCs and sales commissions paid to the Principal Underwriter reduced Uncovered Distribution Charges. As at August 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Distribution Plan amounted to approximately $100,000 (which amount was equivalent to 10.2% of the Fund's net assets on such date). This charge will be extinguished at no expense to the Fund on January 31, 1997. During the fiscal year ended August 31, 1996, the Fund paid or accrued service fees under the Plan aggregating $1,881, of which $1,483 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter. A portion of such fees was paid under the service fee provisions of the Distribution Plan and the balance was paid under the existing Plan.

PRINCIPAL UNDERWRITER
    The total sales charges for sales of shares of the Fund during the period from February 1, 1996 to August 31, 1996 was $4,944, which amount was paid to Authorized Firms. For the fiscal year ended August 31, 1996, the Fund paid the Principal Underwriter $30.00 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal year ended August 31, 1996, the Portfolio paid brokerage commissions of $15,543 on portfolio security transactions aggregating $136,017,108 to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended August 31, 1995 and for the eleven months ended August 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex (1):

                             AGGREGATE       AGGREGATE     TOTAL COMPENSATION
                            COMPENSATION    COMPENSATION     FROM TRUST AND
NAME                         FROM FUND     FROM PORTFOLIO     FUND COMPLEX
                                                               -----------
Donald R. Dwight .........      $0             $1,542(2)        $142,000(4)
Samuel L. Hayes, III .....       0              1,687(3)         153,750(5)
Noton H. Reamer ..........       0              1,645            142,500
John L. Thorndike ........       0              1,729            147,500
Jack L. Treynor ..........       0              1,683            147,500
----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $578 of deferred compensation.
(3) Includes $570 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION

    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this Statement of Additional Information, Timothy T. Browse (37) is a Vice President of the Portfolio. Mr. Browse has served as a Vice President of the Portfolio since June 19, 1995. Mr. Browse has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1992. Mr. Browse is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, Mr. Browse was a Municipal Bond Trader at Fidelity Management & Research Company (1987-1992).

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from February 3, 1992 through August 31, 1996 and for the one year period ended August 31, 1996. The total return for the period prior to the Fund's commencement of operations on December 10, 1993 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. The total return for such prior period has not been adjusted to reflect the change in the Fund's distribution fees and/or service fees and certain other expenses.

                                                   VALUE OF A $1,000 INVESTMENT

                                                                             TOTAL RETURN EXCLUDING       TOTAL RETURN INCLUDING
                                                             VALUE OF         MAXIMUM SALES CHARGE         MAXIMUM SALES CHARGE
        INVESTMENT           INVESTMENT      AMOUNT OF      INVESTMENT    ----------------------------  ---------------------------
         PERIOD**               DATE        INVESTMENT*     ON 8/31/96     CUMULATIVE     ANNUALIZED     CUMULATIVE     ANNUALIZED
--------------------------  -------------  --------------  -------------  -------------  -------------  -------------  ------------
Life of the Fund               2/3/92*        $962.50        $1,262.24       31.14%          6.10%         26.22%          5.22%
1 Year Ended 8/31/96           8/31/95        $962.50        $1,016.89        5.70%          5.70%          1.69%          1.69%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

------------
 *Initial investment less the maximum sales charge of 3.75%.
**If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1996, the yield of the Fund was 4.98%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.98% would be 7.84%, assuming a combined federal and State tax rate of 36.52%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

                                    TAXES

    The Fund will not be subject to Maryland corporate income tax, provided that, if there exists sufficient nexus between the State of Maryland and the Fund to enable Maryland to tax the Fund, then the Fund will not be subject to the corporate income tax for a taxable year if the Fund distributes to shareholders all of its net investment income for such year.

    The Fund will not be subject to Maryland financial institution franchise taxes.

    Obligations held by the Fund will not be subject to Maryland personal property tax.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of November 30, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of November 30, 1996, the following shareholders owned beneficially and of record, the percentages of shares of the Fund indicated after their names: Calvert R. Bregel, Glen Arm, MD (18.0%); Cecile B. Taubman, Baltimore, MD (10.4%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              OTHER INFORMATION


    The Fund changed its name from EV Classic Maryland Tax Free Fund to EV Classic Maryland Municipals Fund on January 1, 1996 and to EV Traditional Maryland Municipals Fund on February 1, 1996.

                          TAX EQUIVALENT YIELD TABLE

    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Maryland State income tax laws and tax rates applicable for 1996.


                                                  COMBINED                    A FEDERAL AND MARYLAND STATE AND LOCAL
                                                 FEDERAL AND                           TAX EXEMPT YIELD OF:
     SINGLE RETURN           JOINT RETURN         MD STATE        4%       4.5%       5%       5.5%       6%       6.5%       7%
-----------------------  ---------------------    AND LOCAL    --------------------------------------------------------------------
              (TAXABLE INCOME*)                 TAX BRACKET+                IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
----------------------------------------------  -------------  --------------------------------------------------------------------

         Up to $ 24,000         Up to $ 40,100     21.80%       5.12%     5.75%     6.39%      7.03%     7.67%     8.31%     8.95%
    $ 24,001 - $ 58,150    $ 40,101 - $ 96,900     33.76        6.04      6.79      7.55       8.30      9.06      9.81     10.57
    $ 58,151 - $121,300    $ 96,901 - $147,700     36.52        6.30      7.09      7.88       8.66      9.45     10.24     11.03
    $121,301 - $263,750    $147,701 - $263,750     41.12        6.79      7.64      8.49       9.34     10.19     11.04     11.89
          Over $263,750          Over $263,750     44.43        7.20      8.10      9.00       9.90     10.80     11.70     12.60

* Net amount subject to federal and Maryland State and local personal income taxes after deductions and exemptions.

+  Tax brackets are calculated using the highest Maryland State and local tax rate within the brackets. Taxpayers with taxable income within these brackets may have a lower combined bracket and taxable equivalent yield than indicated above. The illustration assumes the taxpayer is subject to a local income tax which is 60% of the State rate. The combined tax brackets assume that Maryland State and local income taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36%
   and 39.6% over the same ranges of income.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Maryland State and local income taxes) for taxpayers with adjusted gross income in excess of $117,950. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $117,950 and joint filers with adjusted gross income in excess of $176,950. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Maryland State and local personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Maryland State personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                       STATEMENT OF ADDITIONAL INFORMATION

                                     PART II

    This Part II provides information about EV TRADITIONAL MISSOURI MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Missouri State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Missouri Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION
    The following information as to certain Missouri considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Missouri issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Missouri issuers. Neither the Trust nor the Portfolio has independently verified this information.

    While Missouri has a diverse economy with a distribution of earnings and employment among manufacturing, trade and service sectors closely approximating the average national distribution, the national economic recession of the early 1980's had a disproportionately adverse impact on the economy of Missouri. However, since the 1980 to 1983 recession periods, Missouri unemployment levels generally approximated or slightly exceeded the national average. The St. Louis and Kansas City metropolitan areas are important contributors to the Missouri economy. Economic reversals in either of these two areas would have a major impact on the overall economic condition of the State of Missouri. Additionally, the State of Missouri has a significant agricultural sector which is experiencing farm-related problems comparable to those which are occurring in other states. To the extent that these problems were to intensify, there could possibly be an adverse impact on the overall economic condition of the State.

    Defense related business plays an important role in Missouri's economy. In addition to the large number of civilians employed at the various military installations and training bases in the State, aircraft and related businesses in Missouri are the recipients of substantial annual dollar volumes of defense contract awards. McDonnell Douglas Corporation, the State's largest employer, received the second largest dollar amount of defense contracts in the United States in 1995. There can be no assurances there will not be further changes in the levels of military appropriations, and, to the extent that further changes in military appropriations are enacted by the United States Congress, Missouri could be disproportionately affected.

    Desegregation lawsuits in St. Louis and Kansas City continue to require significant levels of state funding and are sources of uncertainty: litigation continues on many issues, court orders are unpredictable, and school district spending patterns have proven difficult to predict. A recent Supreme Court decision favorable to the State may decrease the level of State funding required in the future, but the impact of this decision is uncertain. The State paid $282 million for desegregation costs in fiscal 1994 and the budget for fiscal 1995 provided $315 million. This expense accounts for close to 17% of total state General Revenue Fund spending.

    Article X, Sections 16-24 of the Constitution of Missouri (the "Hancock Amendment") imposes limitations on the amount of State taxes which may be imposed by the General Assembly of Missouri (the "General Assembly") as well as on the amount of local taxes, licenses and fees (including taxes, licenses and fees used to meet debt service commitments on debt obligations) which may be imposed by local governmental units (such as cities, counties, school districts, fire protection districts and other similar bodies) in the State of Missouri in any fiscal year.

    The limit on taxes is tied to total State revenues determined in accordance with the formula set forth in the amendment, which adjusts the limit based on increases in the average personal income of Missouri for certain designated periods. The details of the amendment are complex and clarification from subsequent legislation and further judicial decisions may be necessary. Generally, if the total State revenues exceed the State revenue limit imposed by
Section 18 of Article X by more than 1%, the State is required to refund the excess. The State revenue limitation imposed by the Hancock Amendment does not apply to taxes imposed for the payment of principal and interest on bonds, approved by the voters and authorized by the Missouri Constitution. The revenue limit can also be exceeded by a constitutional amendment authorizing new or increased taxes or revenues adopted by the voters of the State of Missouri. The Hancock Amendment also limits new taxes, licenses and fees and increases in taxes, licenses and fees by local governmental units in Missouri. It prohibits counties and other political subdivisions (essentially all local governmental units) from levying new taxes, licenses and fees or increasing the current levy of an existing tax, license or fee "without the approval of the required majority of the qualified voters of that county or other political subdivision voting thereon."

    When a local governmental unit's tax base with respect to certain fees or taxes is broadened, the Hancock Amendment requires the tax levy or fees to be reduced "to yield the same estimated gross revenue as on the prior base." It also effectively limits any percentage increase in property tax revenues to the percentage increase in the general price level (plus the value of new construction and improvements), even if the assessed valuation of property in the local governmental unit, excluding the value of new construction and improvements, increases at a rate exceeding the increase in the general price level.

                              FEES AND EXPENSES
INVESTMENT ADVISER

    As of August 31, 1996, the Portfolio had net assets of $85,162,363. For the fiscal year ended August 31, 1996, the Portfolio paid BMR advisory fees of $339,243 (equivalent to 0.37% of the Portfolio's average daily net assets for such year). For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $353,176 (equivalent to 0.38% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $296,556 (equivalent to 0.37% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in Part I.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal years ended August 31, 1996, and 1995, and for the period from the start of business, December 7, 1993, to the fiscal year ended August 31, 1994, $19,192, $20,693 and $11,502, respectively, of the Fund's operating expenses were allocated to the Administrator.

SERVICE PLAN
    The Service Plan remains in effect until April 28, 1997 and may be continued as described under "Service Plan" in Part I. Prior to February 1, 1996, the Fund made sales commission, distribution fee and service fee payments pursuant to a Distribution Plan. During the period from September 1, 1995 to January 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $7,041 under that Plan on sales of Fund shares. During the same period, the Fund paid sales commission payments under that Plan to the Principal Underwriter aggregating $9,879. During the fiscal year ended August 31, 1996, CDSCs aggregating approximately $2,070 were imposed on early redeeming shareholders and paid to the Principal Underwriter. The CDSCs and sales commissions paid to the Principal Underwriter reduced Uncovered Distribution Charges. As at August 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Distribution Plan amounted to approximately $346,000 (which amount was equivalent to 14.4% of the Fund's net assets on such date). This charge will be extinguished at no expense to the Fund on January 31, 1997. During the fiscal year ended August 31, 1996, the Fund paid or accrued service fees under the Plan aggregating $6,028, of which $4,939 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter. A portion of such fees was paid under the service fee provisions of the Distribution Plan and the balance was paid under the ensuing Plan.

PRINCIPAL UNDERWRITER
    The total sales charges for sales of shares of the Fund during the period from February 1, 1996 to August 31, 1996 was $1,278, which amount was paid to Authorized Firms. For the fiscal year ended August 31, 1996, the Fund paid the Principal Underwriter $127.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal year ended August 31, 1996, the Portfolio paid brokerage commissions of $15,858 on portfolio security transactions aggregating $136,017,108 to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended August 31, 1995, and for the eleven months ended August 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex (1):

                               AGGREGATE      AGGREGATE      TOTAL COMPENSATION
                             COMPENSATION   COMPENSATION      FROM TRUST AND
NAME                           FROM FUND   FROM PORTFOLIO       FUND COMPLEX
----                           ---------   --------------       ------------

Donald R. Dwight ..........       $0          $1,129(2)         $142,500(4)
Samuel L. Hayes, III ......        0           1,308(3)          153,750(5)
Norton H. Reamer ..........        0           1,268             142,500
John L. Thorndike .........        0           1,348             147,500
Jack L. Treynor ...........        0           1,274             147,500

----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $424 of deferred compensation.
(3) Includes $446 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION

    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this Statement of Additional Information, Cynthia J. Clemson (33) is a Vice President of the Portfolio. Ms. Clemson has served as a Vice President of the Portfolio since June 19, 1995. Ms. Clemson has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1985. Ms. Clemson is an officer of various investment companies managed by Eaton Vance or BMR.

                           PERFORMANCE INFORMATION
    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from May 1, 1992 through August 31, 1996 and for the one year period ended August 31, 1996. The total return for the period prior to the Fund's commencement of operations on December 7, 1993 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. The total return for such prior period has not been adjusted to reflect the change in the Fund's distribution fees and/or service fees and certain other expenses.

                                                   VALUE OF A $1,000 INVESTMENT

                                                                             TOTAL RETURN EXCLUDING       TOTAL RETURN INCLUDING
                                                             VALUE OF         MAXIMUM SALES CHARGE         MAXIMUM SALES CHARGE
        INVESTMENT           INVESTMENT      AMOUNT OF      INVESTMENT    ----------------------------  ---------------------------
         PERIOD**               DATE        INVESTMENT*     ON 8/31/96     CUMULATIVE     ANNUALIZED     CUMULATIVE     ANNUALIZED
--------------------------  -------------  --------------  -------------  -------------  -------------  -------------  ------------
Life of the Fund               5/1/92*        $962.50        $1,272.89       32.25%          6.65%         27.29%         5.72%
1 Year Ended
8/31/96                        8/31/95        $962.50        $1,012.48        5.20%          5.20%          1.25%         1.25%


    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.


----------
 * Initial investment less the maximum sales charge of 3.75%.
** If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1996, the yield of the Fund was 4.83%. The yield required of a taxable security that would produce an after- tax yield equivalent to that earned by the Fund of 4.83% would be 7.14%, assuming a combined federal and State tax rate of 35.14%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.

    If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower distribution rate and effective distribution rate.


    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at November 30, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of November 30, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 20.8% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. In addition, as of such date, the following shareholder owned beneficially and of record the 6.5 percentage of the outstanding shares of the Fund indicated after their name: Ted Drewes, Inc., Towne Country, MO (6.5%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION
    The Fund changed its name from EV Classic Missouri Tax Free Fund to EV Classic Missouri Municipals Fund on January 1, 1996 and to EV Traditional Missouri Municipals Fund on February 1, 1996.

                          TAX EQUIVALENT YIELD TABLE
    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Missouri State income tax laws and tax rates applicable for 1996.

                                                                              A FEDERAL AND MISSOURI STATE
                                               COMBINED                           TAX EXEMPT YIELD OF:
SINGLE RETURN             JOINT RETURN        FEDERAL AND        4%      4.5%       5%     5.5%       6%     6.5%       7%
-------------------  ----------------------    MO STATE     -----------------------------------------------------------------
          (TAXABLE INCOME)*                  TAX BRACKET+              IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
-------------------------------------------  -------------  -----------------------------------------------------------------
   Up to   $ 24,000        Up to   $ 40,100      20.10%        5.01%     5.63%     6.26%    6.88%    7.51%    8.14%    8.76%
$ 24,001 - $ 58,150     $ 40,101 - $ 96,900      32.32         5.91      6.65      7.39     8.13     8.87     9.60    10.34
$ 58,151 - $121,300     $ 96,901 - $147,700      35.14         6.17      6.94      7.71     8.48     9.25    10.02    10.79
$121,301 - $263,750     $147,701 - $263,750      39.84         6.65      7.48      8.31     9.14     9.97    10.80    11.64
    Over   $263,750         Over   $263,750      43.22         7.05      7.93      8.81     9.69    10.57    11.45    12.33

*Net amount subject to federal and Missouri personal income tax after deductions and exemptions.

+The first tax bracket is calculated using the highest Missouri tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax brackets assume that Missouri taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income. The assumed Missouri State income tax rate is 6%.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Missouri State income taxes) for taxpayers with adjusted gross income in excess of $117,950. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $117,950 and joint filers with adjusted gross income in excess of $176,950. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Missouri personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Missouri personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                       STATEMENT OF ADDITIONAL INFORMATION

                                     PART II

    This Part II provides information about EV TRADITIONAL NORTH CAROLINA MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and North Carolina State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the North Carolina Municipals Portfolio (the "Portfolio").

                             RISKS OF CONCENTRATION
    The following information as to certain North Carolina considerations is given to investors in view of the Portfolio's policy of concentrating its investments in North Carolina issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of North Carolina issuers. Neither the Trust nor the Portfolio has independently verified this information.


    The current economic profile of the State consists of a combination of industry, agriculture and tourism. Tobacco production, which had been the leading source of agricultural income in the State, declined in 1995. Tobacco farming in the State has been and is expected to continue to be affected by major Federal legislation and regulatory measures regarding tobacco production and marketing and by international competition.

    The State's seasonally adjusted unemployment rate in August, 1996 was estimated to be 4.1% of the labor force, as compared with and unemployment of 5.1% nationwide. The labor force has undergone significant change during recent years as the State has moved from an agricultural to a service and goods producing economy. Those persons displaced by farm mechanization and farm consolidations have, in large measure, sought and found employment in other pursuits.

    During fiscal 1991 and 1992, the State was forced to employ various non-recurring items and budget reductions in order to balance the State's budget. Among other things, the State deferred Basic Education Program improvements. In addition, the State also implemented approximately $640 million in tax increases, including raising the State sales tax from 3% to 4%. This 4% tax is the State's portion of the total 6% sales tax with the rest dedicated to local governments. A 4% corporate income tax surcharge was also implemented and is scheduled to terminate on January 1, 1995. The State's fiscal position has improved considerably since 1992, with the general fund balance increasing from a deficit position to a surplus equal to 11% of 1994 expenditures.


    The State is a defendent in pending court actions involving the taxing of benefits paid to federal retirees and related matters. Although specific claims for damages have not been precisely calculated, the amount could exceed $400 million over a period of years. The State is also a defendent in several other litigations which, in the opinion of the Department of the Treasurer, could have a material adverse affect on the State's ability to meet its obligations. In the Leandro action, the plaintiffs claim that the State has failed to provide adequate or substantially equal educational opportunities to children. In the Francisco action, the plaintiffs claim that the State has failed to fund programs to educate non-English speaking students. In a series of cases involving State retirement benefits, disabled retirees are challenging on various grounds changes in the formula for paying retirement benefits. Damages could exceed $100 million. In the Fulton case, the imposition of the State's intangible personal property tax on shares of stock has been challenged.

                              FEES AND EXPENSES
INVESTMENT ADVISER

    As of August 31, 1996, the Portfolio had net assets of $187,044,385. For the fiscal year ended August 31, 1996, the Portfolio paid BMR advisory fees of $832,564 (equivalent to 0.43% of the Portfolio's average daily net assets for such year). For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $851,448 (equivalent to 0.44% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $744,143 (equivalent to 0.42% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in Part I.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal years ended August 31, 1996 and 1995, and for the period from the start of business, December 7, 1993, to the fiscal year ended August 31, 1994, $17,019, $17,410 and $14,638, respectively, of the Fund's operating expenses were allocated to the Administrator.

SERVICE PLAN
    The Service Plan remains in effect until April 28, 1997 and may be continued as described under "Service Plan" in Part I. Prior to February 1, 1996, the Fund made sales commission, distribution fee and service fee payments pursuant to a Distribution Plan. During the period from September 1, 1995 to January 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $7,201 under that Plan on sales of Fund shares. During the same period, the Fund paid sales commission payments under that Plan to the Principal Underwriter aggregating $19,780. During the fiscal year ended, August 31, 1996, CDSCs aggregating approximately $55 were imposed on early redeeming shareholders and paid to the Principal Underwriter. The CDSCs and sales commissions paid to the Principal Underwriter reduced Uncovered Distribution Charges. As at August 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Distribution Plan amounted to approximately $761,000 (which amount was equivalent to 4.6% of the Fund's net assets on such date). This charge will be extinguished at no expense to the Fund on January 31, 1997. During the fiscal year ended August 31, 1996, the Fund paid or accrued service fees under the Plan aggregating $16,144, of which $10,794 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter. A portion of such fees was paid under the service fee provisions of the Distribution Plan and the balance was paid under the existing Plan.

PRINCIPAL UNDERWRITER
    The total sales charges for sales of shares of the Fund during the period from February 1, 1996 to August 31, 1996 was $4,853, which amount was paid to Authorized Firms. For the fiscal year ended August 31, 1996, the Fund paid the Principal Underwriter $110.00 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal year ended August 31, 1996, the Portfolio paid brokerage commissions of $26,538 on portfolio security transactions aggregating $211,176,598 to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended August 31, 1995 and for the eleven months ended August 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex
(1):

                                                                             AGGREGATE          AGGREGATE       TOTAL COMPENSATION
                                                                            COMPENSATION       COMPENSATION       FROM TRUST AND
NAME                                                                         FROM FUND        FROM PORTFOLIO       FUND COMPLEX
----                                                                         ---------        --------------       ------------
Donald R. Dwight .....................................................          $34               $2,091(2)          $142,500(4)
Samuel L. Hayes, III .................................................           32                2,192(3)           153,750(5)
Norton H. Reamer .....................................................           31                2,147              142,500
John L. Thorndike ....................................................           32                2,238              147,500
Jack L. Treynor ......................................................           34                2,228              147,500

----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $784 of deferred compensation.
(3) Includes $737 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.

                           PERFORMANCE INFORMATION
    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from October 23, 1991 through August 31, 1996 and for the one-year period ended August 31, 1996. The total return for the period prior to the Fund's commencement of operations on December 7, 1993 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. The total return for such prior period has not been adjusted to reflect the change in the Fund's distribution fees and/or service fees and certain other expenses.

                                                   VALUE OF A $1,000 INVESTMENT

                                                                            TOTAL RETURN EXCLUDING        TOTAL RETURN INCLUDING
                                                             VALUE OF        MAXIMUM SALES CHARGE          MAXIMUM SALES CHARGE
        INVESTMENT           INVESTMENT      AMOUNT OF      INVESTMENT   ----------------------------  ----------------------------
         PERIOD**               DATE        INVESTMENT*     ON 8/31/96    CUMULATIVE     ANNUALIZED     CUMULATIVE     ANNUALIZED
          ------               ------       ----------      ----------   -------------  -------------  -------------  -------------
Life of the Fund              10/23/91*       $962.50       $1,250.87       29.92%          5.53%         25.09%          4.71%
1 Year Ended
8/31/96                        8/31/95        $962.50       $1,012.16        5.15%          5.15%          1.22%          1.22%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

------------
 *Initial investment less the maximum sales charge of 3.75%.
**If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1996, the yield of the Fund was 4.91%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.91% would be 7.71%, assuming a combined federal and State tax rate of 36.35%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    As at November 30, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of November 30, 1996, the following shareholders owned beneficially and of record the percentage of outstanding shares of the Fund indicated after their names: Irwin Belk, Charlotte, NC (66.0%); Healthsource North Carolina Inc., Morrisville, NC (11.41%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION
    The Fund changed its name from EV Classic North Carolina Tax Free Fund to EV Classic North Carolina Municipals Fund on January 1, 1996 and to EV Traditional North Carolina Municipals Fund on February 1, 1996.

                          TAX EQUIVALENT YIELD TABLE

    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and the North Carolina State income tax rates applicable for 1996.

                                                                                 A FEDERAL AND NORTH CAROLINA STATE
                                                     COMBINED                           TAX EXEMPT YIELD OF:
      SINGLE RETURN             JOINT RETURN        FEDERAL AND        4%      4.5%       5%     5.5%       6%     6.5%       7%
-------------------------  ----------------------    NC STATE     -----------------------------------------------------------------
                (TAXABLE INCOME)*                  TAX BRACKET+              IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
-------------------------------------------------  -------------  -----------------------------------------------------------------

           Up to $ 24,000          Up to $ 40,100     20.95%         5.06%     5.69%    6.33%     6.96%    7.59%    8.22%    8.86%
      $ 24,001 - $ 58,150     $ 40,101 - $ 96,900     33.04          5.97      6.72     7.47      8.21     8.96     9.71    10.45
      $ 58,151 - $121,300     $ 96,901 - $147,700     36.35          6.28      7.07     7.86      8.64     9.43    10.21    11.00
      $121,301 - $263,750     $147,701 - $263,750     40.96          6.78      7.62     8.47      9.32    10.16    11.01    11.86
          Over   $263,750         Over   $263,750     44.28          7.18      8.08     8.97      9.87    10.77    11.67    12.56

*Net amount subject to federal and North Carolina personal income tax after deductions and exemptions.
+Tax brackets are calculated using the highest North Carolina tax rate within each bracket. Taxpayers with taxable income within these brackets may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax brackets assume that North Carolina taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within each of these combined brackets are 15%, 28%, 31% and 39.6%.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including North Carolina State income taxes) for taxpayers with adjusted gross income in excess of $117,950. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $117,950 and joint filers with adjusted gross income in excess of $176,950. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Fund will invest principally in obligations, the interest from which is exempt from the regular federal income tax and North Carolina personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for North Carolina personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult with their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV TRADITIONAL OREGON MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Oregon State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Oregon Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION
    The following information as to certain Oregon considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Oregon issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Oregon issuers. Neither the Trust nor the Portfolio has independently verified this information.


    As of September 1, 1996, $3.64 billion in general obligation bonds issued by the State of Oregon and its agencies and instrumentalities were outstanding, including $125.1 million in general obligation bonds supported by the budget for the State's general fund and $3.52 billion of self-supporting general obligation bonds. The State's self-supporting general obligation bonds include $2.78 billion of State veteran's bonds, which, in the event of poor economic conditions resulting in an increased number of mortgage defaults, could cease to be self-supporting. All of the existing and outstanding general obligation bonds of the State have been issued under specific State constitutional provisions that authorize the issuance of such bonds and provide authority for ad valorem taxation to pay the principal of and interest on such bonds. With the exception of the veteran's bonds, for which no more than two mills on each dollar valuation may be levied to pay principal and interest, the authority of the State to tax property for the payment of its general obligation bonds is unlimited. Since at least 1950, the State has not imposed ad valorem tax for the payment of any of its obligations because other revenues, including those generated by the self-supporting bonds, have been sufficient.


    In addition to general obligation bonds, various state statutes authorize the issuance of State revenue bonds and certificates of participation. These limited obligations of the State or its agencies or instrumentalities may be payable from a specific project or source, including lease rentals. The State is not authorized to impose ad valorem taxes on property for the payment of principal and interest on these bonds, so they are more sensitive to changes in the economy. There can be no assurance that future economic problems will not adversely affect the market value of Oregon obligations held by the Portfolio or the ability of the respective obligors (both private and governmental) to make required payments on such obligations.


    Oregon does not have a sales tax. As a result, State tax revenues are particularly sensitive to economic recessions. The principal source of State tax revenues are personal income and corporate income taxes. For the 1995-97 biennium, approximately 96.6% of the State's legislatively budgeted revenues are projected to come from combined income taxes, insurance taxes, gift and inheritance taxes, and cigarette and tobacco taxes.

    Over the past several years, a number of species of Oregon wildlife have been added to the Endangered Species list, including the northern spotted owl and certain populations of salmon. The spotted owl listing has already had a substantial economic impact on the State's economy, primarily through a reduction in timber harvests from federal lands. The salmon listings also have had a substantial economic impact, primarily through increased electricity rates and related impacts on rate-sensitive industries such as the aluminum industry. Efforts to protect the spotted owl and salmon and steelhead populations may eventually affect a wide variety of agricultural, industrial, recreational and land use activities, with corresponding impacts on long-term economic growth. The magnitude and extent of any future environmental action is difficult to predict.


    Ballot Measure 5. Article XI, section 11b of the Oregon Constitution, adopted by Oregon's voters in November 1990 ("Ballot Measure 5"), imposes an aggregate limit on the rate of property taxes, including ad valorem taxes, that may be levied against any real or personal property. The limit is subject to certain exceptions and is being phased in over a five-year period. Beginning with the tax year that starts on July 1, 1996, the final year of the phase-in period, not more than $15 per $1,000 of real market value can be levied against any piece of property. Of this amount, $5 may be used for public education, and the remaining $10 may be used for general governmental purposes.

    The limitations of Ballot Measure 5 do not apply to taxes imposed to pay the principal of and interest on bonded indebtedness authorized by a specific provision of the State Constitution or which has received voter approval. Therefore, since the State has traditionally issued only general obligation indebtedness that is authorized by specific provisions of the State Constitution and units of local government have generally adopted policies of seeking specific approval for all general obligation indebtedness, the ability of the State and units of local government to levy taxes to service their general obligation indebtedness has generally avoided the limit. In addition, because the State currently receives its revenues from sources other than property taxes, Ballot Measure 5 has not directly affected State revenues.


    Ballot Measure 5 has controlled the growth of local property tax revenues since its adoption. Although the growth in local property valuations during the period 1991 to 1995 has somewhat mitigated the potential impacts of Ballot Measure 5, revenues of local government units in Oregon have generally been adversely affected by the adoption of Ballot Measure 5. This appears to be particularly true with respect to school districts operating revenues.

    Ballot Measure 5 required the State to replace a substantial portion of the lost revenues of local school districts through the end of fiscal year 1995-1996. Although this obligation has now expired, the extent of revenue loss perceived to have been incurred by local school districts indicates that the State may continue to provide significant revenue relief to these governmental units. In addition, the provisions of the initiative known as Ballot Measure 47, as defined and discussed below, is expected to also result in the State making further financial assistance available to certain units of local government as a result of further restrictions and limitations placed upon the ability of units of local government to generate revenues through Oregon's system of ad valorem property taxation.

    Ballot Measure 47. At the November 5, 1996 general election, the voters of the State of Oregon approved a constitutional amendment creating new sections 11g, 11h, 11i and 11j within Article XI of the Oregon Constitution. The initiative proposing these amendments was commonly referred to as "Ballot Measure 47" or "Cut and Cap."

    Ballot Measure 47 will generally reduce the revenues of local governements available from ad valorem property taxes starting on July 1, 1997. For fiscal year 1997-98, the amount of tax which may be collected from each property subject to taxation is limited to the lesser of the amount due for fiscal year 1995-96 reduced by ten percent (10%) or the amount due for fiscal year 1994-95. Future increases in annual ad valorem property taxes which can be collected from each property subject to taxation are limited to three percent (3%) unless certain exceptions apply. Ballot Measure 47 also contains provisions limiting local governments' ability to shift activities previously funded in whole or in part from ad valorem property tax revenues to a user fee or other form of non-ad valorem property tax basis. One of the exceptions is for taxes levied to pay bonded indebtedness which has been approved by the voters in accordance with certain specific and new guidelines contained in Ballot Measure 47.

    By its terms, Ballot Measure 47 does not affect the revenues of governmental units which do not rely upon the collection of ad valorem property taxes, such as the State, or governmental operations which are supported solely from user fees and charges, such as many municipal utilities. However, its revenue reducing provisions are expected to create new financial burdens on the State revenue resources as well as on the revenue resources of units of government which levy and collect ad valorem property taxes. Such burdens are expected to arise, at least in part, from the potential need for the State to assist units of local government adversely affected by the implementation of Ballot Measure 47. Although the actual impact of Ballot Measure 47 on a particular unit of local governement cannot presently be determined because the methodology for applying its provisions to individual properties has not yet been established, it is anticipated that the general fund operations of many local government units will be materially adversely affected by its revenue reduction and revenue growth limiting provisions.


    Ballot Measure 11. In November 1994, voters approved three measures affecting the State's penal system. The most significant in terms of financial impact for the State is Ballot Measure 11, which established mandatory minimum prison sentences for certain felons. It is anticipated that this initiative will require construction of a substantial number of additional prison beds. Currently, the State expects to fund construction from sources other than the State general fund.


    Several litigation matters are pending involving the State. These matters include (i) an action filed by several out-of-state insurers challenging Oregon's gross premium tax on out-of-state insurers and seeking refunds of taxes previously paid, which could result in the State being liable for approximately $50 million in refunds and (ii) several cases in which federal retirees have challenged the validity of a State Public Employees Retirement System benefit increase to offset the taxation of such benefits or have sought refunds of State taxes paid on federal retirement benefits. In addition, the Oregon Supreme Court has ruled against the State in an action brought to require the State to return $81 million that was transferred in 1983 from the State's Industrial Accident Fund ("SAIF") to the State's general fund. The amount required to be returned to SAIF, including interest, has been estimated to be approximately $280 million. The claims have been settled for a State obligation to pay $225 million, $65 million of that amount has been paid. $80 million is payable at the end of the 1997 legislative session, and an additional $80 million is payable at the end of the 1999 legislative session.

                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of August 31, 1996, the Portfolio had net assets of $129,758,655. For the fiscal year ended August 31, 1996, the Portfolio paid BMR advisory fees of $574,189 (equivalent to 41% of the Portfolio's average daily net assets for such year). For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $609,837 (equivalent to 0.42% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $534,681 (equivalent to 0.41% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in Part I.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal years ended August 31, 1996 and 1995 and for the period from the start of business, December 28, 1993, to the fiscal year ended August 31, 1994, $18,532, $20,572 and $17,241, respectively, of the Fund's operating expenses were allocated to the Administrator.

SERVICE PLAN
    The Service Plan remains in effect until April 28, 1997 and may be continued as described under "Service Plan" in Part I. Prior to February 1, 1996, the Fund made sales commission, distribution fee and service fee payments pursuant to a Distribution Plan. During the period from September 1, 1995 to January 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $2,264 under that Plan on sales of Fund shares. During the same period, the Fund paid sales commission payments under that Plan to the Principal Underwriter aggregating $2,952. During the fiscal year ended, August 31, 1996, CDSCs aggregating approximately $290 were imposed on early redeeming shareholders and paid to the Principal Underwriter. The CDSCs and sales commissions paid to the Principal Underwriter reduced Uncovered Distribution Charges. As at August 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Distribution Plan amounted to approximately $235,000 (which amount was equivalent to 30.7% of the Fund's net assets on such date). This charge will be extinguished at no expense to the Fund on January 31, 1997. During the fiscal year ended August 31, 1996, the Fund paid or accrued service fees under the Plan aggregating $1,651, of which $1,312 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter. A portion of such fees was paid under the service fee provisions of the Distribution Plan and the balance was paid under the existing Plan.

PRINCIPAL UNDERWRITER
    The total sales charges for sales of shares of the Fund during the period from February 1, 1996 to August 31, 1996 was $3,017, which amount was paid to Authorized Firms. For the fiscal year ended August 31, 1996, the Fund paid the Principal Underwriter $62.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal year ended August 31, 1996, the Portfolio paid brokerage commissions of $39,752 on portfolio security transactions aggregating $204,677,669 to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended August 31, 1995 and for the eleven months ended August 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex
(1):

                               AGGREGATE      AGGREGATE     TOTAL COMPENSATION
                             COMPENSATION COMPENSATION FROM   FROM TRUST AND
NAME                           FROM FUND      PORTFOLIO        FUND COMPLEX
----                           ---------     -----------      --------------
Donald R. Dwight ..........       $0           $1,542(2)        $142,500(4)
Samuel L. Hayes, III ......        0            1,687(3)         153,750(5)
Norton H. Reamer ..........        0            1,645            142,500
John L. Thorndike .........        0            1,729            147,500
Jack L. Treynor ...........        0            1,683            147,500

----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $578 of deferred compensation.
(3) Includes $570 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION
    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I, Thomas M. Metzold (38), Vice President. Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Metzold was elected Vice President of the Portfolio on November 18, 1996. He has been a Vice President of Eaton Vance since 1991 and of BMR since 1992. Mr. Metzold has been an employee of Eaton Vance since 1987.

                           PERFORMANCE INFORMATION
    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from December 24, 1991 through August 31, 1996 and for the one year period ended August 31, 1996. The total return for the period prior to the Fund's commencement of operations on December 28, 1993 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. The total return for such prior period has not been adjusted to reflect the change in the Fund's distribution fees and/or service fees and certain other expenses.

                                                   VALUE OF A $1,000 INVESTMENT

                                                                              TOTAL RETURN EXCLUDING       TOTAL RETURN INCLUDING
                                                              VALUE OF         MAXIMUM SALES CHARGE         MAXIMUM SALES CHARGE
        INVESTMENT           INVESTMENT       AMOUNT OF      INVESTMENT    ----------------------------  --------------------------
         PERIOD**               DATE         INVESTMENT*     ON 8/31/96     CUMULATIVE     ANNUALIZED     CUMULATIVE    ANNUALIZED
--------------------------  -------------  ---------------  -------------  -------------  -------------  ------------  ------------
Life of the Fund              12/24/91*        $962.50        $1,271.30       32.11%          6.12%         27.13%        5.25%
1 Year Ended
8/31/96                        8/31/95         $962.50        $1,003.24        4.25%          4.25%          0.32%        0.32%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------
 * Initial investment less the maximum sales charge of 3.75%.
** If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1996, the yield of the Fund was 4.55%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.55% would be 7.25%, assuming a combined federal and State tax rate of 37.21%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    As at November 30, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of November 30, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 15.0% of the outstanding shares, which were held on behalf of their customers who are the beneficial owners of such shares, and as to which they have voting power under certain limited circumstances. In addition, as of such date, the following shareholders owned of record the percentage of outstanding shares indicated after their names: John H. Dunlevy, Bend, Oregon, 7.8%; Donald Lufkin Jenrette, Jersey City, NJ, 7.1%; Joycelyn Lauree Dolan, 5.1%. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION
    The Fund changed its name from EV Classic Oregon Tax Free Fund to EV Classic Oregon Municipals Fund on January 1, 1996 and to EV Traditional Oregon Municipals Fund on February 1, 1996.

                          TAX EQUIVALENT YIELD TABLE
    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Oregon State income tax laws and tax rates applicable for 1996.


                                                                               A FEDERAL AND OREGON STATE
                                               COMBINED                           TAX EXEMPT YIELD OF:
SINGLE RETURN             JOINT RETURN        FEDERAL AND        4%      4.5%       5%     5.5%       6%     6.5%       7%
-------------------  ----------------------    OR STATE     -----------------------------------------------------------------
          (TAXABLE INCOME)*                  TAX BRACKET+              IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
-------------------------------------------  -------------  -----------------------------------------------------------------

     Up to $ 24,000          Up to $ 40,100     22.65%        5.17%     5.82%     6.46%    7.11%    7.76%    8.40%    9.05%
$ 24,001 - $ 58,150     $ 40,101 - $ 96,900     34.48         6.11      6.87      7.63     8.39     9.16     9.92    10.68
$ 58,151 - $121,300     $ 96,901 - $147,700     37.21         6.37      7.17      7.96     8.76     9.56    10.35    11.15
$121,301 - $263,750     $147,701 - $263,750     41.76         6.87      7.73      8.59     9.44    10.30    11.16    12.02
      Over $263,750           Over $263,750     45.04         7.28      8.19      9.10    10.01    10.92    11.83    12.74

*Net amount subject to federal and Oregon personal income tax after deductions and exemptions.

+The first tax bracket is calculated using the highest Oregon tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax rates assume that Oregon taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income. The assumed Oregon State income tax rate is 9%.


Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Oregon State income taxes) for taxpayers with adjusted gross income in excess of $117,950. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $117,950 and joint filers with adjusted gross income in excess of $176,950. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above. The tax brackets and taxable equivalent yields do not take into account the limited deductibility of federal income tax withholding in arriving at state taxable income, which may decrease the taxable equivalent yield of the Fund to certain investors.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Oregon personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Oregon personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not appliable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV TRADITIONAL SOUTH CAROLINA MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and South Carolina State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the South Carolina Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION
    The following information as to certain South Carolina considerations is given to investors in view of the Portfolio's policy of concentrating its investments in South Carolina issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of South Carolina issuers. Neither the Trust nor the Portfolio has independently verified this information.

    The South Carolina Constitution requires the General Assembly to provide a balanced budget and requires that if there is a deficit, such deficit shall be provided for in the succeeding fiscal year. The State Constitution also provides that (i) the State Budget and Control Board may, if a deficit appears likely, effect such reductions in appropriations as may be necessary to prevent a deficit, (ii) annual increases in State appropriations may not exceed the average growth rate of the economy of the State, (iii) that the annual increase in the number of State employees may not exceed the average growth of the population of the State, and (iv) a General Reserve Fund be maintained in an amount equal to 3% of General Fund revenue for the latest fiscal year. The State also maintains a Capital Reserve Fund equal to 2% of the General Reserve Fund.

    Despite several spending reductions in fiscal 1992, the State recorded a budgetary basis operating deficit of $54 million due to lower than anticipated sales and corporate-income tax revenues. The State ended fiscal 1992 with only $7.6 million in its budgetary general fund. In June 1993, the presidential base-closing commission voted to close the Charleston Naval Base. South Carolina has estimated lost revenues of $100 million over the three-year period from July 1, 1993 to June 30, 1996 due to the closing. There can be no guarantee that the actual cost will not be more or less than the State's estimate. Budgetary General Fund revenues and expenditures for fiscal 1993 were $3.673 billion and $3.521 billion, respectively. There was a $151 million surplus of which $33.7 million was deposited into the General Reserve Fund ("Rainy Day Fund") bringing its total to $100 million. Fiscal 1994 had budgeted revenues and expenditures of $3.828 billion and $3.795 billion, respectively. No new taxes were implemented. Fiscal 1994 ended with a General Fund surplus of $248 million. The General Reserve Fund is now at its fully funded level of $110.2 million. Fiscal 1995 has budgeted $3.93 billion for expenditures with no new taxes expected.

                              FEES AND EXPENSES

INVESTMENT ADVISER
    As of August 31, 1996, the Portfolio had net assets of $58,318,147. For the fiscal year ended August 31, 1996, the Portfolio paid BMR advisory fees of $201,026 (equivalent to 0.33% of the Portfolio's average daily net assets for such year). For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $198,498 (equivalent to 0.33% of the Portfolio's average daily net assets for such year). For the period from the start of business, February 1, 1994, to August 31, 1994, the Portfolio paid BMR advisory fees of $106,785 (equivalent to 0.31% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated February 1, 1994 and may be continued as described under "Investment Adviser and Administrator" in Part I.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal year ended August 31, 1996, 1995 and for the period from the start of business, February 14, 1994, to the fiscal year ended August 31, 1994, $14,568, $14,531 and $9,477, respectively, of the Fund's operating expenses were allocated to the Administrator.

SERVICE PLAN
    The Service Plan remains in effect until April 28, 1997 and may be continued as described under "Service Plan" in Part I. Prior to February 1, 1996, the Fund made sales commission, distribution fee and service fee payments pursuant to a Distribution Plan. During the period from September 1, 1995 to January 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $2,867 under that Plan on sales of Fund shares. During the same period, the Fund paid sales commission payments under that Plan to the Principal Underwriter aggregating $4,102. During the fiscal year ended August 31, 1996, CDSCs aggregating approximately $25 were imposed on early redeeming shareholders and paid to the Principal Underwriter. The CDSCs and sales commissions paid to the Principal Underwriter reduced Uncovered Distribution Charges. As at August 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Distribution Plan amounted to approximately $229,000 (which amount was equivalent to 25.4% of the Fund's net assets on such date). This charge will be extinguished at no expense to the Fund on January 31, 1997. During the fiscal year ended August 31, 1996, the Fund paid or accrued service fees under the Plan aggregating $2,155, of which $1,683 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter. A portion of such fees was paid under the service fee provisions of the Distribution Plan and the balance was paid under the existing Plan.

PRINCIPAL UNDERWRITER
    The total sales charges for sales of shares of the Fund during the period from February 1, 1996 to August 31, 1996 was $966, which amount was paid to Authorized Firms. For the fiscal year ended August 31, 1996, the Fund paid the Principal Underwriter $20.00 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal year ended August 31, 1996, the Portfolio paid brokerage commissions of $18,253 on portfolio security transactions aggregating $136,816,360 to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended August 31, 1995 and for the period from the start of business, February 1, 1994, to the fiscal year ended August 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex
(1):

                               AGGREGATE      AGGREGATE      TOTAL COMPENSATION
                             COMPENSATION COMPENSATION FROM     FROM TRUST AND
NAME                           FROM FUND      PORTFOLIO          FUND COMPLEX
----                           ---------      ---------          ------------
Donald R. Dwight ..........       $0           $1,129(2)          $142,500(4)
Samuel L. Hayes, III ......        0            1,308(3)           153,750(5)
Norton H. Reamer ..........        0            1,268              142,500
John L. Thorndike .........        0            1,348              147,500
Jack L. Treynor ...........        0            1,274              147,500

----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $424 of deferred compensation.
(3) Includes $446 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.

                           PERFORMANCE INFORMATION
    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from October 2, 1992 through August 31, 1996. The total return for the period prior to the Fund's commencement of operations on February 14, 1994 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. Such performance has not been adjusted to reflect the change in the Fund's distribution fees and/or service fees and certain other expenses. The performance reflects the sales charge and fee structure for the Fund effective February 1, 1997.

                                                   VALUE OF A $1,000 INVESTMENT

                                                                            TOTAL RETURN EXCLUDING        TOTAL RETURN INCLUDING
                                                             VALUE OF        MAXIMUM SALES CHARGE          MAXIMUM SALES CHARGE
        INVESTMENT           INVESTMENT        AMOUNT       INVESTMENT   ----------------------------  ----------------------------
         PERIOD**               DATE        INVESTMENT*     ON 8/31/96    CUMULATIVE     ANNUALIZED     CUMULATIVE     ANNUALIZED
          ------               ------         -------         ------     -------------  -------------  -------------  -------------
Life of the Fund              10/2/92*        $962.50       $1,185.40       23.14%          5.45%         18.54%          4.43%
1 Year Ended 8/31/96          8/31/95         $962.50       $1,012.14        5.19%          5.19%          1.21%          1.21%


    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.


----------
 * Initial investment less the maximum sales charge of 3.75%.
** If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1996, the yield of the Fund was 4.99%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.99% would be 7.78%, assuming a combined federal and State tax rate of 35.83%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    As at November 30, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of November 30, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 50.0% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. As of the same date, the following shareholders owned beneficially and of record, the percentages of outstanding shares of the Fund indicated after their names: Barbara B. McDaniel, Awendaw, South Carolina (9.4%) and PaineWebber FBO Douglas P. Magann and Sarah R. Magann JTWROS, Georgetown, South Carolina (8.9%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION
    The Fund changed its name from EV Classic South Carolina Tax Free Fund to EV Classic South Carolina Municipals Fund on January 1, 1996 and to EV Traditional South Carolina Municipals Fund on February 1, 1996.

                          TAX EQUIVALENT YIELD TABLE
                     TAX EXEMPT VERSUS TAXABLE SECURITIES

    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and South Carolina State income tax laws and tax rates applicable for 1996.

                                                                           A FEDERAL AND SOUTH CAROLINA STATE
                                               COMBINED                           TAX EXEMPT YIELD OF:
SINGLE RETURN             JOINT RETURN        FEDERAL AND        4%      4.5%       5%     5.5%       6%     6.5%       7%
-------------------  ----------------------    SC STATE     -----------------------------------------------------------------
          (TAXABLE INCOME)*                  TAX BRACKET+              IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
-------------------------------------------  -------------  -----------------------------------------------------------------
     Up to $ 24,000          Up to $ 40,100     20.95%         5.06%     5.69%     6.33%    6.96%    7.59%    8.22%    8.86%
$ 24,001 - $ 58,150     $ 40,101 - $ 96,900     33.04          5.97      6.72      7.47     8.21     8.96     9.71    10.45
$ 58,151 - $121,300     $ 96,901 - $147,700     35.83          6.23      7.01      7.79     8.57     9.35    10.13    10.91
$121,301 - $263,750     $147,701 - $263,750     40.48          6.72      7.56      8.40     9.24    10.08    10.92    11.76
    Over - $263,750         Over - $263,750     43.83          7.12      8.01      8.90     9.79    10.68    11.57    12.46

*Net amount subject to federal and South Carolina personal income tax after deductions and exemptions.

+The first tax bracket is calculated using the highest South Carolina tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax brackets assume that South Carolina taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income. The assumed South Carolina State income tax rate is 7%.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including South Carolina State income tax) for taxpayers with adjusted gross income in excess of $117,950. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $117,950 and joint filers with Adjusted Gross Income in excess of $176,950. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and South Carolina personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for South Carolina personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credit that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV TRADITIONAL TENNESSEE MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Tennessee State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Tennessee Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION
    The following information as to certain Tennessee considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Tennessee issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Tennessee issuers. Neither the Trust nor the Portfolio has independently verified this information.


    Tennessee's State Constitution requires that (1) the total expenditures of the State for any fiscal year shall not exceed the State's revenues and reserves, including the proceeds of debt obligations issued to finance capital expenditures and (2) in no year shall the rate of growth of appropriations from State tax revenues exceed the estimated rate of growth of the State's economy. In the past, the Governor and the General Assembly have had to restrict expenditures to comply with the State Constitution.

    The Tennessee economy generally tends to rise and fall in a roughly parallel manner with the U.S. economy. Like the U.S. economy, the Tennessee economy entered recession in the last half of 1990 which continued throughout 1991 and into 1992 as the Tennessee indexes of coincident and leading economic indicators trended downward throughout the period. However, the Tennessee economy gained strength during the latter part of 1992 and this renewed vitality steadily continued through 1993, 1994 and into 1995. The latter half of 1995 and the first part of 1996 has seen the State's economy become slightly inconsistent in its performance, with most 1996 economic data revealing some downward movement in the leading economic index. However, many experts believe that the State will achieve modest economic gains in 1996.

    State revenue collections for 1996 are falling below projections, possibly requiring the State to reduce expenditures for the fiscal year in order to avoid depletion of the rainy-day fund. The State's rainy-day fund remained constant from December 1994 to December 1995 at $101 million and remains so as of July 1, 1996.

                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of August 31, 1996, the Portfolio had net assets of $56,065,353. For the fiscal year ended August 31, 1996, the Portfolio paid BMR advisory fees of $181,502 (equivalent to 0.31% of the Portfolio's average daily net assets for such year). For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $177,788 (equivalent to 0.31% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $125,060 (equivalent to 0.28% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in Part I.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal years ended August 31, 1996 and 1995 and for the period from the start of business, December 9, 1993, to the fiscal year ended August 31, 1994, $19,017, $16,872 and $13,987, respectively, of the Fund's operating expenses were allocated to the Administrator.

SERVICE PLAN
    The Service Plan remains in effect until April 28, 1997 and may be continued as described under "Service Plan" in Part I. Prior to February 1, 1996, the Fund made sales commission, distribution fee and service fee payments pursuant to a Distribution Plan. During the period from September 1, 1995 to January 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $2,898 under that Plan on sales of Fund shares. During the same period, the Fund paid sales commission payments under that Plan to the Principal Underwriter aggregating $3,416. During the fiscal year ended, August 31, 1996, CDSCs aggregating approximately $265 were imposed on early redeeming shareholders and paid to the Principal Underwriter. The CDSCs and sales commissions paid to the Principal Underwriter reduced Uncovered Distribution Charges. As at August 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Distribution Plan amounted to approximately $119,000 (which amount was equivalent to 8.8% of the Fund's net assets on such date). This charge will be extinguished at no expense to the Fund on January 31, 1997. During the fiscal year ended August 31, 1996, the Fund paid or accrued service fees under the Plan aggregating $2,157, of which $1,851 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter. A portion of such fees was paid under the service fee provisions of the Distribution Plan and the balance was paid under the existing Plan.

PRINCIPAL UNDERWRITER
    The total sales charges for sales of shares of the Fund during the period from February 1, 1996 to August 31, 1996 was $10,978, which amount was paid to Authorized Firms. For the fiscal year ended August 31, 1996, the Fund paid the Principal Underwriter $25.00 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal year ended August 31, 1996, the Portfolio paid brokerage commissions of $9,892 on portfolio security transactions aggregating $85,993,505 to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended August 31, 1995 and for the eleven months ended August 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex
(1):

                                                                             AGGREGATE          AGGREGATE       TOTAL COMPENSATION
                                                                            COMPENSATION       COMPENSATION       FROM TRUST AND
NAME                                                                         FROM FUND        FROM PORTFOLIO       FUND COMPLEX
----                                                                         ---------        --------------       ------------
Donald R. Dwight .....................................................          $0                $1,129(2)          $142,500(4)
Samuel L. Hayes, III .................................................           0                 1,308(3)           153,750(5)
Norton H. Reamer .....................................................           0                 1,254              142,500
John L. Thorndike ....................................................           0                 1,348              147,500
Jack L. Treynor ......................................................           0                 1,274              147,500

----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $424 of deferred compensation.
(3) Includes $446 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION
    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this Statement of Additional Information, Cynthia J. Clemson (33) is a Vice President of the Portfolio. Ms. Clemson has served as a Vice President of the Portfolio since June 19, 1995. Ms. Clemson has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1985. Ms. Clemson is an officer of various investment companies managed by Eaton Vance or BMR.

                           PERFORMANCE INFORMATION
    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from August 25, 1992 through August 31, 1996 and for the one-year period ended August 31, 1996. The total return for the period prior to the Fund's commencement of operations on December 9, 1993 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. The total return for such prior period has not been adjusted to reflect the change in the Fund's distribution fees and/or service fees and certain other expenses.

                                                   VALUE OF A $1,000 INVESTMENT

                                                                             TOTAL RETURN EXCLUDING       TOTAL RETURN EXCLUDING
                                                             VALUE OF         MAXIMUM SALES CHARGE         MAXIMUM SALES CHARGE
        INVESTMENT           INVESTMENT      AMOUNT OF      INVESTMENT    ----------------------------  ---------------------------
         PERIOD**               DATE        INVESTMENT*     ON 8/31/96     CUMULATIVE     ANNUALIZED     CUMULATIVE     ANNUALIZED
--------------------------  -------------  --------------  -------------  -------------  -------------  -------------  ------------
Life of the Fund              8/25/92*        $962.50        $1,215.23       26.22%          5.96%         21.52%         4.97%
1 Year Ended 8/31/96           8/31/95        $962.50        $1,015.93        5.52%          5.52%          1.59%         1.59%


    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.


----------
 * Initial investment less the maximum sales charge of 3.75%.
** If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1996, the yield of the Fund was 4.98%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.98% would be 7.68%, assuming a combined federal and State tax rate of 35.14%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    As at November 30, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of November 30, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 49.0% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. In addition, as of such date, the following shareholders owned beneficially and of record the percentages of the outstanding shares of the Fund indicated after their names: Beatrice E. Kennedy TTEE U/A DTD 1/16/92 Amended U/A DTD 5/10/96 FBO Beatrice E. Kennedy, Knoxville, TN, 8.2%; Mildred G. Pinson & Carolin P. Lynch JTWROS, Chattanooga, TN, 6.0%. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares on such date.

                              OTHER INFORMATION
    The Fund changed its name from EV Classic Tennessee Tax Free Fund to EV Classic Tennessee Municipals Fund on January 1, 1996 and to EV Traditional Tennessee Municipals Fund on February 1, 1996.

                          TAX EQUIVALENT YIELD TABLE

    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Tennessee State income tax laws and tax rates applicable for 1996.

                                                                            A FEDERAL AND TENNESSEE STATE
                                               COMBINED                           TAX EXEMPT YIELD OF:
SINGLE RETURN             JOINT RETURN        FEDERAL AND        4%      4.5%       5%     5.5%       6%     6.5%       7%
-------------------  ----------------------    TN STATE     -----------------------------------------------------------------
          (TAXABLE INCOME)*                  TAX BRACKET+              IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
-------------------------------------------  -------------  -----------------------------------------------------------------
   Up to   $ 24,000        Up to   $ 40,100      20.10%        5.01%     5.63%     6.26%    6.88%    7.51%    8.14%    8.76%
$ 24,001 - $ 58,150     $ 40,101 - $ 96,900      32.32         5.91      6.65      7.39     8.13     8.87     9.60    10.34
$ 58,151 - $121,300     $ 96,901 - $147,700      35.14         6.17      6.94      7.71     8.48     9.25    10.02    10.79
$121,301 - $263,750     $147,701 - $263,750      39.84         6.65      7.48      8.31     9.14     9.97    10.80    11.64
    Over   $263,750         Over   $263,750      43.22         7.05      7.93      8.81     9.69    10.57    11.45    12.33

*Net amount subject to federal and Tennessee personal income tax after deductions and exemptions.

+The combined tax brackets assume that Tennessee taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above ar 15%, 28%, 31%, 36% and 39.6% over the same ranges of income. The assumed Tennessee State income tax rate is 6%.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Tennessee State income taxes) for taxpayers with adjusted gross income in excess of $117,950. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $117,950 and joint filers with adjusted gross income in excess of $176,950. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Tennessee personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Tennessee personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION


                                   PART II

    This Part II provides information about EV TRADITIONAL VIRGINIA MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Virginia State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Virginia Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION
    The following information as to certain Virginia considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Virginia issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Virginia issuers. Neither the Trust nor the Portfolio has independently verified this information.


    The Commonwealth of Virginia has had a tradition of low debt, and a large proportion of its general obligation bonds has been supported by particular revenue-producing projects. However, a trend towards more use of non-general obligation debt, which is not subject to constitutional limits on borrowing, is now changing the Commonwealth's debt profile. In recent years, the Commonwealth has expanded its limited obligation borrowings through various financing vehicles such as the Virginia Public Building Authority and the Virginia College Building Authority, and has embarked upon a substantial transportation bonding program to which certain increases in retail sales and motor vehicle-related taxes enacted in 1986 are dedicated. The general fund is the Commonwealth's major operating fund and accounts for about half of Commonwealth expenditures. It covers all functions except highways and Federal grant disbursements, for which there are special revenue funds.

    While the Commonwealth has had a long history of sound financial operations, variations of a cyclical nature have occurred during the past several years. During fiscal year 1992, financial operations were somewhat more favorable than expected. Revenues of $5.6 billion exceeded expenditures by approximately $150 million with $44 million in increased revenues and the balance in decreased expenditures ordered by the Governor in December of 1991. The closing balance at June 30, 1992 was $195.1 million, of which $142.3 million will be reappropriated, leaving $52.8 million as an unreserved, undesignated balance, the first such balance in four years. The fiscal 1993 ending balance for the General Fund was $331.8 million of which $59.7 is unreserved, undesignated. Revenues for the 1993 fiscal year were 8.9% higher than fiscal year 1992, a $103 million increase. At the close of the biennium ending June 30, 1994, the Fund balance amounted to $518.7 million of which $81 million was reserved, including $79.9 million for the Revenue Stabilization Fund. Preliminary results for fiscal 1995 indicate a general fund surplus of $65 million.

    Virginia's economy is generally affected by economic trends throughout the country and in the Mid-Atlantic region, and it is particularly influenced by Federal civilian and military installations and the growth of suburban communities around Washington, D.C. Also significant to the economy of Virginia are manufacturing (such as electronic equipment, shipbuilding and chemical products), minerals (chiefly coal), service sector occupations (including banking and insurance), agriculture and tourism. Unemployment rates are typically below the national average, but because of a large military and civilian government employment component, and the related civilian employment, a substantial decrease in defense or other governmental spending could have a material adverse effect on both the unemployment rate and the economy of the Commonwealth in general.


                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of August 31, 1996, the Portfolio had net assets of $177,644,321. For the fiscal year ended August 31, 1996, the Portfolio paid BMR advisory fees of $811,731 (equivalent to 0.43% of the Portfolio's average daily net assets for such year). For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $834,074 (equivalent to 0.44% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $744,841 (equivalent to 0.43% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in Part I.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal years ended August 31, 1996 and 1995, and for the period from the start of business, December 17, 1993, to the fiscal year ended August 31, 1994, $16,876, $19,518 and $13,546, respectively, of the Fund's operating expenses were allocated to the Administrator.

SERVICE PLAN
    The Service Plan remains in effect until April 28, 1997 and may be continued as described under "Service Plan" in Part I. Prior to February 1, 1996, the Fund made sales commission, distribution fee and service fee payments pursuant to a Distribution Plan. During the period from September 1, 1995 to January 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $3,392 under that Plan on sales of Fund shares. During the same period the Fund paid sales commission payments under that Plan to the Principal Underwriter aggregating $1,428. During the fiscal year ended, August 31, 1996, CDSCs aggregating approximately $50 were imposed on early redeeming shareholders and paid to the Principal Underwriter. The CDSCs and sales commissions paid to the Principal Underwriter reduced Uncovered Distribution Charges. As at August 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Distribution Plan amounted to approximately $169,000 (which amount was equivalent to 15.3% of the Fund's net assets on such date). This charge will be extinguished at no expense to the Fund on January 31, 1997. During the fiscal year ended August 31, 1996, the Fund paid or accrued service fees under the Plan aggregating $2,712, of which $2,030 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter. A portion of such fees was paid under the service fee provisions of the Distribution Plan and the balance was paid under the existing Plan.

PRINCIPAL UNDERWRITER
    The total sales charges for sales of shares of the Fund during the period from February 1, 1996 to August 31, 1996 was $2,476, which amount was paid to Authorized Firms. For the fiscal year ended August 31, 1996, the Fund paid the Principal Underwriter $50.00 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal year ended August 31, 1996, the Portfolio paid brokerage commissions of $50,618 on portfolio security transactions aggregating $247,838,146 to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended August 31, 1995 and for the eleven months ended August 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex
(1):

NAME                                                                         AGGREGATE          AGGREGATE       TOTAL COMPENSATION
                                                                            COMPENSATION       COMPENSATION       FROM TRUST AND
                                                                             FROM FUND        FROM PORTFOLIO       FUND COMPLEX
                                                                             ---------        --------------       ------------
Donald R. Dwight .....................................................           $0               $2,091(2)          $142,500(4)
Samuel L. Hayes, III .................................................            0                2,192(3)           153,750(5)
Norton H. Reamer .....................................................            0                2,147              142,500
John L. Thorndike ....................................................            0                2,238              147,500
Jack L. Treynor ......................................................            0                2,228              147,500

----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $784 of deferred compensation.
(3) Includes $737 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION
    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I, Timothy T. Browse (37) is a Vice President of the Portfolio. Mr. Browse has served as a Vice President of the Portfolio since December 1, 1995. Mr. Browse has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1992. Mr. Browse is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, Mr. Browse was a Municipal Bond Trader -- Fidelity Management & Research Company (1987-1992).

                           PERFORMANCE INFORMATION
    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from July 26, 1991 through August 31, 1996 and for the five-and one-year periods ended August 31, 1996. The total return for the period prior to the Fund's commencement of operations on December 17, 1993 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. The total return for such prior period has not been adjusted to reflect the change in the Fund's distribution fees and or service fees and certain other expenses.

                                                   VALUE OF A $1,000 INVESTMENT

                                                                            TOTAL RETURN EXCLUDING             TOTAL RETURN
                                                             VALUE OF       EXCLUDING SALES CHARGE        INCLUDING SALES CHARGE
        INVESTMENT           INVESTMENT      AMOUNT OF      INVESTMENT   ----------------------------  ----------------------------
         PERIOD**               DATE        INVESTMENT*     ON 8/31/96    CUMULATIVE     ANNUALIZED     CUMULATIVE     ANNUALIZED
          ------               ------         -------         ------     -------------  -------------  -------------  -------------
Life of Fund                   7/26/91*       $962.50       $1,304.93       35.55%          6.14%         30.49%          5.36%
5 Years Ended
  8/31/96                      8/31/91        $962.50       $1,291.33       34.20%          6.06%         29.13%          5.25%
1 Year Ended
  8/31/96                      8/31/95        $962.50       $1,011.96        5.10%          5.10%          1.20%          1.20%


   Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------

 * Initial investment less the maximum sales charge of 3.75%.
** If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1996, the yield of the Fund was 4.99%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.99% would be 7.67%, assuming a combined federal and State tax rate of 34.97%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    As at November 30, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of November 30, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 21.01% of the outstanding shares, which were held on behalf of their customers who are the beneficial owners of such shares, and as to which they had voting power under certain limited circumstances. In addition, as of the same date, the following shareholders owned of record the percentages of outstanding shares indicated after their names: Olive Young Brown, TTEE FBO Olive Young Brown Rev Trust, U/ A 4/1/94, 10.93%; George L. Erion III TTEE Jennifer E. Mathorly Irrevocable Trust, dtd 12/14/89, 8.9%; Painewebber FBO Olive M. Wolters, 8.3%; U.S. Clearing Corp. FBO 139-22898-13, 8.0%; Painewebber FBO Robert L. Huff, 6.1%. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION
    The Fund changed its name from EV Classic Virginia Tax Free Fund to EV Classic Virginia Municipals Fund on January 1, 1996 and to EV Traditional Virginia Municipals Fund on February 1, 1996.

                          TAX EQUIVALENT YIELD TABLE

    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Virginia State income tax laws and tax rates applicable for 1996.

                                               COMBINED                       A FEDERAL AND VIRGINIA STATE
SINGLE RETURN            JOINT RETURN         FEDERAL AND                          TAX EXEMPT YIELD OF:
-------------------  ----------------------    VA STATE     -----------------------------------------------------------------
          (TAXABLE INCOME)*                  TAX BRACKET+        4%      4.5%       5%     5.5%       6%     6.5%       7%
-------------------------------------------  -------------  -----------------------------------------------------------------
                                                                       IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:

   Up to   $ 24,000        Up to   $ 40,100      19.89%        4.99%     5.62%     6.24%    6.87%    7.49%    8.11%    8.74%
$ 24,001 - $ 58,150     $ 40,101 - $ 96,900      32.14         5.89      6.63      7.37     8.10     8.84     9.58    10.32
$ 58,151 - $121,300     $ 96,901 - $147,700      34.97         6.15      6.92      7.69     8.46     9.23    10.00    10.76
$121,301 - $263,750     $147,701 - $263,750      39.68         6.63      7.46      8.29     9.12     9.95    10.78    11.60
    Over   $263,750         Over   $263,750      43.07         7.03      7.90      8.78     9.66    10.54    11.42    12.30

*Net amount subject to federal and Virginia personal income tax after deductions and exemptions.

+The first tax bracket is calculated using the highest Virginia tax rate within the bracket. Taxpayers with taxable income within such brackets may have lower combined tax brackets and taxable equivalent yields than indicated above. The combined tax brackets assume that Virginia taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within each of these combined brackets are 15%, 28%, 31%, 36% and 39.6%. The assumed Virginia State income tax rate is 5.75%.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Virginia State income taxes) for taxpayers with adjusted gross income in excess of $117,950. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $117,950 and joint filers with adjusted gross income in excess of $176,950. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Virginia personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for regular Virginia personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, and regular Virginia personal income tax, is treated as a tax preference item which could subject the recipient to the federal and Virginia alternative minimum taxes. The illustrations assume that the federal and Virginia alternative minimum taxes are not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult with their tax adviser for additional information.

[LOGO]
EATON VANCE
=====================
         Mutual Funds



EV TRADITIONAL

MUNICIPAL

FUNDS



STATEMENT OF ADDITIONAL

INFORMATION


JANUARY 1, 1997



EV TRADITIONAL ALABAMA MUNICIPALS FUND
EV TRADITIONAL ARKANSAS MUNICIPALS FUND
EV TRADITIONAL GEORGIA MUNICIPALS FUND
EV TRADITIONAL KENTUCKY MUNICIPALS FUND
EV TRADITIONAL LOUISIANA MUNICIPALS FUND
EV TRADITIONAL MARYLAND MUNICIPALS FUND
EV TRADITIONAL MISSOURI  MUNICIPALSFUND
EV TRADITIONAL NORTH CAROLINA MUNICIPALS FUND
EV TRADITIONAL OREGON MUNICIPALS FUND
EV TRADITIONAL SOUTH CAROLINA MUNICIPALS FUND
EV TRADITIONAL TENNESSEE MUNICIPALS FUND
EV TRADITIONAL VIRGINIA MUNICIPALS FUND




EV TRADITIONAL
MUNICIPAL FUNDS
24 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------
PORTFOLIO INVESTMENT ADVISER
Boston Management and Research, 24 Federal Street, Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122


AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110


                                                                     T-TFC1/1SAI

                                    PART C

                              OTHER INFORMATION

ITEM 24:  FINANCIAL STATEMENTS AND EXHIBITS

     (A) FINANCIAL STATEMENTS

           INCLUDED IN PART A FOR THE FUNDS LISTED BELOW ARE "FINANCIAL
            HIGHLIGHTS" FOR THE PERIOD FROM THE START OF BUSINESS TO THE FISCAL YEAR ENDED AUGUST 31, 1996:

             EV Marathon Alabama Municipals Fund (start of business May 1, 1992)

             EV Marathon Arkansas Municipals Fund (start of business October 2,
              1992)

             EV Marathon Georgia Municipals Fund (start of business December 23,
              1991)

             EV Marathon Kentucky Municipals Fund (start of business December
              23, 1991)

             EV Marathon Louisiana Municipals Fund (start of business October 2,
              1992)

             EV Marathon Maryland Municipals Fund (start of business February 3,
              1992)

             EV Marathon Missouri Municipals Fund (start of business May 1,
              1992)

             EV Marathon North Carolina Municipals Fund (start of business
              October 23, 1992)

             EV Marathon Oregon Municipals Fund (start of business December 24,
              1991)

             EV Marathon South Carolina Municipals Fund (start of business
              October 2, 1992)

             EV Marathon Tennessee Municipals Fund (start of business August 25,
              1992)

             EV Marathon Virginia Municipals Fund (start of business July 26,
              1992)

             EV Traditional Alabama Municipals Fund (start of business December
              7, 1993)

             EV Traditional Arkansas Municipals Fund (start of business February
              9, 1994)

             EV Traditional Georgia Municipals Fund (start of business December
              7, 1993)

             EV Traditional Kentucky Municipals Fund (start of business December
              7, 1993)

             EV Traditional Louisiana Municipals Fund (start of business
              February 14, 1994)

             EV Traditional Maryland Municipals Fund (start of business December
              10, 1993)

             EV Traditional Missouri Municipals Fund (start of business December
              7, 1993)

             EV Traditional North Carolina Municipals Fund (start of business
              December 7, 1993)

             EV Traditional Oregon Municipals Fund (start of business December
              23, 1993)

             EV Traditional South Carolina Municipals Fund (start of business
              February 14, 1994)

             EV Traditional Tennessee Municipals Fund (start of business
              December 9, 1992)

             EV Traditional Virginia Municipals Fund (start of business December
              17, 1993)

           INCORPORATED BY REFERENCE INTO PART B ARE THE FINANCIAL STATEMENTS
            CONTAINED IN THE ANNUAL REPORTS FOR THE FOLLOWING FUNDS, EACH DATED AUGUST 31, 1996 (WHICH WERE PREVIOUSLY FILED ELECTRONICALLY PURSUANT TO SECTION 30(B)(2) OF THE INVESTMENT COMPANY ACT OF 1940):

  EV Marathon Alabama Municipals Fund                 EV Traditional Alabama Municipals Fund
  EV Marathon Arkansas Municipals Fund                EV Traditional Arkansas Municipals Fund
  EV Marathon Georgia Municipals Fund                 EV Traditional Georgia Municipals Fund
  EV Marathon Kentucky Municipals Fund                EV Traditional Kentucky Municipals Fund
  EV Marathon Louisiana Municipals Fund               EV Traditional Louisiana Municipals Fund
  EV Marathon Maryland Municipals Fund                EV Traditional Maryland Municipals Fund
  EV Marathon Missouri Municipals Fund                EV Traditional Missouri Municipals Fund
  EV Marathon North Carolina Municipals Fund          EV Traditional North Carolina Municipals Fund
  EV Marathon Oregon Municipals Fund                  EV Traditional Oregon Municipals Fund
  EV Marathon South Carolina Municipals Fund          EV Traditional South Carolina Municipals Fund
  EV Marathon Tennessee Municipals Fund               EV Traditional Tennessee Municipals Fund
  EV Marathon Virginia Municipals Fund                EV Traditional Virginia Municipals Fund
  (Accession No. 0000950135-96-005156)                (Accession No. 0000950135-96-005148)

         THE FINANCIAL STATEMENTS CONTAINED IN EACH FUND'S ANNUAL REPORT ARE AS
          FOLLOWS:

                  Statement of Assets and Liabilities
                  Statement of Operations
                  Statements of Changes in Net Assets
                  Financial Highlights
                  Notes to Financial Statements
                  Independent Auditors' Report

         ALSO INCORPORATED BY REFERENCE INTO PART B ARE THE FINANCIAL STATEMENTS OF ALABAMA MUNICIPALS PORTFOLIO, ARKANSAS MUNICIPALS PORTFOLIO, GEORGIA MUNICIPALS PORTFOLIO, KENTUCKY MUNICIPALS PORTFOLIO, LOUISIANA MUNICIPALS PORTFOLIO, MARYLAND MUNICIPALS PORTFOLIO, MISSOURI MUNICIPALS PORTFOLIO, NORTH CAROLINA MUNICIPALS PORTFOLIO, OREGON MUNICIPALS PORTFOLIO, SOUTH CAROLINA MUNICIPALS PORTFOLIO, TENNESSEE MUNICIPALS PORTFOLIO AND VIRGINIA MUNICIPALS PORTFOLIO, WHICH ARE CONTAINED IN THE ANNUAL REPORT DATED AUGUST 31, 1996 OF THE CORRESPONDING FUNDS. THE FINANCIAL STATEMENTS FOR EACH PORTFOLIO CONTAINED IN EACH FUND'S ANNUAL REPORT ARE AS FOLLOWS:

                  Portfolio of Investments
                  Statement of Assets and Liabilities
                  Statement of Operations
                  Statement of Changes in Net Assets
                  Supplementary Data
                  Notes to Financial Statements
                  Independent Auditors' Report

   (B) EXHIBITS:

       (1)(a) Amended and Restated Declaration of Trust of Eaton Vance Municipals Trust dated January 11, 1993, filed as Exhibit
                 (1)(a) to Post-Effective Amendment No. 55 and incorporated herein by reference.

          (b) Amendment and Restatement of Establishment and Designation of Series dated October 18, 1996 filed as Exhibit (1)(b) to Post-Effective Amendment No. 61 and incorporated herein by reference.

          (c) Establishment and Designation of Classes of Shares of Beneficial Interest, without Par Value, dated November 18, 1996 filed as Exhibit (1)(c) to Post-Effective Amendment No. 62 and incorporated herein by reference.

       (2)(a) By-Laws as amended October 21, 1987 filed as Exhibit (2)(a) to Post-Effective Amendment No. 55 and incorporated herein by reference.

          (b) Amendment to By-Laws of Eaton Vance Municipals Trust dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective Amendment No. 55 and incorporated herein by reference.

       (3)       Not applicable

       (4)       Not applicable

       (5)       Not applicable

       (6)(a)(1) Distribution Agreement between Eaton Vance Municipals Trust (on behalf of its Classic Series) and Eaton Vance Distributors, Inc. effective November 1, 1996 with attached Schedule A effective November 1, 1996) filed as Exhibit (6)(a)(1) to Post-Effective Amendment No. 61 and incorporated herein by reference.

       (2) Distribution Agreement between Eaton Vance Municipals Trust (on behalf of its Marathon Series) and Eaton Vance Distributors, Inc. effective November 1, 1996 with attached Schedule A effective November 1, 1996) filed as Exhibit (6)(a)(2) to Post-Effective Amendment No. 61 and incorporated herein by reference.

       (3) Distribution Agreement between Eaton Vance Municipals Trust (on behalf of its Traditional Series) and Eaton Vance Distributors, Inc. effective November 1, 1996 with attached Schedule A effective November 1, 1996) filed as Exhibit (6)(a)(3) to Post-Effective Amendment No. 61 and incorporated herein by reference.

       (4) Distribution Agreement between Eaton Vance Municipals Trust on behalf of Massachusetts Municipal Bond Portfolio and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit (6)(a)(4) to Post-Effective Amendment No. 61 and incorporated herein by reference.

          (b) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to Post-Effective Amendment No. 61 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

          (c)    Schedule of Dealer Discounts and Sales Charges filed as Exhibit
                 (6)(c) to Post-Effective Amendment No. 61 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

       (7) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

       (8)(a) Custodian Agreement with Investors Bank & Trust Company dated October 15, 1992 filed as Exhibit (8) to Post-Effective Amendment No. 55 and incorporated herein by reference.

          (b) Amendment to Custodian Agreement with Investors Bank & Trust Company dated October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 57 and incorporated herein by reference.

       (9)(a) Amended Administrative Services Agreement between Eaton Vance Municipals Trust (on behalf of each of its series) and Eaton Vance Management with attached schedules (including Amended Schedule A dated September 29, 1995) filed as Exhibit (9)(a) to Post-Effective Amendment No. 55 and incorporated herein by reference.

          (b) Transfer Agency Agreement dated June 7, 1989 filed as Exhibit 9(d) to Post-Effective Amendment No. 59 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

          (c) Amendment to Transfer Agency Agreement dated February 1, 1993 filed as Exhibit 9(e) to Post-Effective Amendment No. 59 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

      (10)       Opinion of Counsel dated December 20, 1996 filed herewith.

      (11)(a) Consent of Independent Auditors for EV Marathon Alabama Municipals Fund, EV Marathon Arkansas Municipals Fund, EV Marathon Georgia Municipals Fund, EV Marathon Kentucky Municipals Fund, EV Marathon Louisiana Municipals Fund, EV Marathon Maryland Municipals Fund, EV Marathon Missouri Municipals Fund, EV Marathon North Carolina Municipals Fund, EV Marathon Oregon Municipals Fund, EV Marathon South Carolina Municipals Fund, EV Marathon Tennessee Municipals Fund, and EV Marathon Virginia Municipals Fund filed herewith.

          (b) Consent of Independent Auditors for EV Trational Alabama Municipals Fund, EV Traditional Arkansas Municipals Fund, EV Traditional Georgia Municipals Fund, EV Traditional Kentucky Municipals Fund, EV Traditional Louisiana Municipals Fund, EV Traditional Maryland Municipals Fund, EV Traditional Missouri Municipals Fund, EV Traditional North Carolina Municipals Fund, EV Traditional Oregon Municipals Fund, EV Traditional South Carolina Municipals Fund, EV Traditional Tennessee Municipals Fund, and EV Traditional Virginia Municipals Fund filed herewith.

       (12)      Not applicable

       (13)      Not applicable

       (14)      Not applicable

       (15)(a) Amended Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for Eaton Vance Municipals Trust (on behalf of its Classic Series) dated January 27, 1995 with attached schedules (including Amended Schedule A dated February 1, 1996) filed as Exhibit (15)(a) to Post-Effective Amendment No. 55 and incorporated herein by reference.

           (b) Amendment to Amended Distribution Plan for Eaton Vance Municipals Trust (on behalf of its Classic Series) adopted June 24, 1996 filed as Exhibit (15)(b) to Post-Effective Amendment No. 61 and incorporated herein by reference.

           (c) Amended Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for Eaton Vance Municipals Trust (on behalf of its Marathon series) dated June 19, 1995 with attached schedules (including Amended Schedule A dated September 29, 1995) filed as Exhibit (15)(b) to Post-Effective Amendment No. 55 and incorporated herein by reference.

           (d) Amendment to Amended Distribution Plan for Eaton Vance Municipals Trust (on behalf of its Marathon Series) adopted June 24, 1996 filed as Exhibit (15)(d) to Post-Effective Amendment No. 61 and incorporated herein by reference.

           (e) Amended Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for Eaton Vance Municipals Trust (on behalf of its Traditional series) dated June 19, 1995 with attached schedules (including Amended Schedule A dated February 1, 1996) filed as Exhibit (15)(c) to Post-Effective Amendment No. 55 and incorporated herein by reference.

           (f) Amendment to Amended Service Plan for Eaton Vance Municipals Trust (on behalf of its Traditional Series) adopted June 24, 1996 filed as Exhibit (15)(f) to Post-Effective Amendment No. 61 and incorporated herein by reference.

       (16) Schedule for Computation of Performance Quotations filed herewith.

       (17)(a) Power of Attorney for Eaton Vance Municipals Trust dated December 29, 1993 filed as Exhibit (17)(a) to Post-Effective Amendment No. 55 and incorporated herein by reference.

           (b) Power of Attorney for Alabama Tax Free Portfolio, Arizona Tax Free Portfolio, Arkansas Tax Free Portfolio, Colorado Tax Free Portfolio, Connecticut Tax Free Portfolio, Florida Tax Free Portfolio, Georgia Tax Free Portfolio, Kentucky Tax Free Portfolio, Louisiana Tax Free Portfolio, Maryland Tax Free Portfolio, Massachusetts Tax Free Portfolio, Michigan Tax Free Portfolio, Minnesota Tax Free Portfolio, Mississippi Tax Free Portfolio, Missouri Tax Free Portfolio, National Municipals Portfolio, New Jersey Tax Free Portrfolio, New York Tax Free Portfolio, North Carolina Tax Free Portfolio, Ohio Tax Free Portfolio, Oregon Tax Free Portfolio, Pennsylvania Tax Free Portfolio, Rhode Island Tax Free Portfolio, South Carolina Tax Free Portfolio, Tennessee Tax Free Portfolio, Texas Tax Free Portfolio, Virginia Tax Free Portfolio and West Virginia Tax Free Portfolio dated December 29, 1993 filed as Exhibit (17)(b) to Post-Effective Amendment No. 55 and incorporated herein by reference.

           (c) Power of Attorney for California Tax Free Portfolio dated June 19, 1995 filed as Exhibit (17)(c) to Post-Effective Amendment No. 55 and incorporated herein by reference.

       (18) Multiple Class Plan for Institutional Shares dated November 18, 1996 filed as Exhibit (18) to Post-Effective Amendment No. 62 and incorporated herein by reference.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    Not applicable

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

                        (1)                                       (2)
                   TITLE OF CLASS                      NUMBER OF RECORD HOLDERS
           Shares of beneficial interest                as of November 30, 1996

  EV Classic National Municipals Fund                            1,065
  EV Marathon Alabama Municipals Fund                            1,868
  EV Marathon Arizona Municipals Fund                            2,704
  EV Marathon Arkansas Municipals Fund                           1,930
  EV Marathon California Municipals Fund                         6,824
  EV Marathon Colorado Municipals Fund                           1,083
  EV Marathon Connecticut Municipals Fund                        4,229
  EV Marathon Florida Municipals Fund                           11,851
  EV Marathon Georgia Municipals Fund                            2,476
  EV Marathon Kentucky Municipals Fund                           3,266
  EV Marathon Louisiana Municipals Fund                            574
  EV Marathon Maryland Municipals Fund                           2,872
  EV Marathon Massachusetts Municipals Fund                      6,420
  EV Marathon Michigan Municipals Fund                           3,930
  EV Marathon Minnesota Municipals Fund                          2,270
  EV Marathon Mississippi Municipals Fund                          602
  EV Marathon Missouri Municipals Fund                           2,481
  EV Marathon National Municipals Fund                          40,614
  EV Marathon New Jersey Municipals Fund                         9,888
  EV Marathon New York Municipals Fund                          14,024
  EV Marathon North Carolina Municipals Fund                     4,185
  EV Marathon Ohio Municipals Fund                               6,914
  EV Marathon Oregon Municipals Fund                             3,310
  EV Marathon Pennsylvania Municipals Fund                      12,244
  EV Marathon Rhode Island Municipals Fund                         800
  EV Marathon South Carolina Municipals Fund                     1,300
  EV Marathon Tennessee Municipals Fund                          1,439
  EV Marathon Texas Municipals Fund                                403
  EV Marathon Virginia Municipals Fund                           4,551
  EV Marathon West Virginia Municipals Fund                      1,120
  EV Traditional Alabama Municipals Fund                            54
  EV Traditional Arizona Municipals Fund                            48
  EV Traditional Arkansas Municipals Fund                           34
  EV Traditional California Municipals Fund                         52
  EV Traditional Colorado Municipals Fund                           77
  EV Traditional Connecticut Municipals Fund                        60
  EV Traditional Florida Municipals Fund                           102
  EV Traditional Georgia Municipals Fund                            50
  EV Traditional Kentucky Municipals Fund                           31
  EV Traditional Louisiana Municipals Fund                          31
  EV Traditional Maryland Municipals Fund                           51
  EV Traditional Massachusetts Municipals Fund                      72
  EV Traditional Michigan Municipals Fund                           37
  EV Traditional Minnesota Municipals Fund                          71
  EV Traditional Mississippi Municipals Fund                        28
  EV Traditional Missouri Municipals Fund                           90
  EV Traditional National Municipals Fund                           24
  EV Traditional New Jersey Municipals Fund                        108
  EV Traditional New York Municipals Fund                          178
  EV Traditional North Carolina Municipals Fund                     91
  EV Traditional Ohio Municipals Fund                               51
  EV Traditional Oregon Municipals Fund                             43
  EV Traditional Pennsylvania Municipals Fund                      111
  EV Traditional Rhode Island Municipals Fund                       35
  EV Traditional South Carolina Municipals Fund                     24
  EV Traditional Tennessee Municipals Fund                          31
  EV Traditional Texas Municipals Fund                               8
  EV Traditional Virginia Municipals Fund                           39
  EV Traditional West Virginia Municipals Fund                      43
  Massachusetts Municipal Bond Portfolio                            33

ITEM 27.  INDEMNIFICATION

    Article IV of the Trust's Amended and Restated Declaration of Trust, dated January 11, 1993, permits Trustee and officer indemnification by By-law, contract and vote. Article XI of the By-laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering insured by reason of negligent errors and omissions committed in their capacities as such.


    The distribution agreements of the Trust also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.


ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

    Reference is made to the information set forth under the caption "Investment Adviser and Administrator" in the Statements of Additional Information, which information is incorporated herein by reference.

ITEM 29.  PRINCIPAL UNDERWRITERS

    (A) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the investment companies named below:

EV Classic Florida Limited Maturity                     EV Marathon Maryland Municipals Fund
  Municipals Fund                                       EV Marathon Massachusetts Limited Maturity
EV Classic Government Obligations Fund                    Municipals Fund
EV Classic Greater China Growth Fund                    EV Marathon Massachusetts Municipals Fund
EV Classic Growth Fund                                  EV Marathon Michigan Limited Maturity
EV Classic High Income Fund                               Municipals Fund
EV Classic Information Age Fund                         EV Marathon Michigan Municipals Fund
EV Classic Investors Fund                               EV Marathon Minnesota Municipals Fund
EV Classic Massachusetts Limited Maturity               EV Marathon Mississippi Municipals Fund
  Municipals Fund                                       EV Marathon Missouri Municipals Fund
EV Classic National Limited Maturity                    EV Marathon National Limited Maturity
  Municipals Fund                                         Municipals Fund
EV Classic National Municipals Fund                     EV Marathon National Municipals Fund
EV Classic New York Limited Maturity                    EV Marathon New Jersey Limited Maturity
  Municipals Fund                                         Municipals Fund
EV Classic Senior Floating-Rate Fund                    EV Marathon New Jersey Municipals Fund
EV Classic Strategic Income Fund                        EV Marathon New York Limited Maturity
EV Classic Special Equities Fund                          Municipals Fund
EV Classic Stock Fund                                   EV Marathon New York Municipals Fund
EV Classic Total Return Fund                            EV Marathon North Carolina Municipals Fund
EV Marathon Alabama Municipals Fund                     EV Marathon Ohio Limited Maturity
EV Marathon Arizona Municipals Fund                       Municipals Fund
EV Marathon Arkansas Municipals Fund                    EV Marathon Ohio Municipals Fund
EV Marathon Asian Small Companies Fund                  EV Marathon Oregon Municipals Fund
EV Marathon California Limited Maturity                 EV Marathon Pennsylvania Limited Maturity
  Municipals Fund                                         Municipals Fund
EV Marathon California Municipals Fund                  EV Marathon Pennsylvania Municipals Fund
EV Marathon Colorado Municipals Fund                    EV Marathon Rhode Island Municipals Fund
EV Marathon Connecticut Limited Maturity                EV Marathon Strategic Income Fund
  Municipals Fund                                       EV Marathon South Carolina Municipals Fund EV Marathon
Connecticut Municipals Fund                             EV Marathon Special Equities Fund
EV Marathon Emerging Markets Fund                       EV Marathon Stock Fund
EV Marathon Florida Insured Municipals Fund             EV Marathon Tax-Managed Growth Fund
EV Marathon Florida Limited Maturity                    EV Marathon Tennessee Municipals Fund
  Municipals Fund                                       EV Marathon Texas Municipals Fund
EV Marathon Florida Municipals Fund                     EV Marathon Total Return Fund
EV Marathon Georgia Municipals Fund                     EV Marathon Virginia Municipals Fund
EV Marathon Gold & Natural Resources Fund               EV Marathon West Virginia Municipals Fund
EV Marathon Government Obligations Fund                 EV Marathon Worldwide Health Sciences Fund
EV Marathon Greater China Growth Fund                   EV Traditional Alabama Municipals Fund
EV Marathon Greater India Fund                          EV Traditional Arizona Municipals Fund
EV Marathon Growth Fund                                 EV Traditional Arkansas Municipals Fund
EV Marathon Hawaii Municipals Fund                      EV Traditional Asian Small Companies Fund
EV Marathon High Income Fund                            EV Traditional California Limited Maturity
EV Marathon High Yield Municipals Fund                    Municipals Fund
EV Marathon Information Age Fund                        EV Traditional California Municipals Fund
EV Marathon Investors Fund                              EV Traditional Colorado Municipals Fund
EV Marathon Kansas Municipals Fund                      EV Traditional Connecticut Limited Maturity
EV Marathon Kentucky Municipals Fund                      Municipals Fund
EV Marathon Louisiana Municipals Fund                   EV Traditional Connecticut Municipals Fund

EV Traditional Emerging Markets Fund                    EV Traditional New Jersey Limited Maturity
EV Traditional Florida Insured Municipals Fund            Municipals Fund
EV Traditional Florida Limited Maturity                 EV Traditional New Jersey Municipals Fund
  Municipals Fund                                       EV Traditional New York Limited Maturity
EV Traditional Florida Municipals Fund                    Municipals Fund
EV Traditional Georgia Municipals Fund                  EV Traditional New York Municipals Fund
EV Traditional Government Obligations Fund              EV Traditional North Carolina Municipals Fund
EV Traditional Greater China Growth Fund                EV Traditional Ohio Limited
EV Traditional Greater India Fund                         Maturity Municipals Fund
EV Traditional Growth Fund                              EV Traditional Ohio Municipals Fund
EV Traditional Hawaii Municipals Fund                   EV Traditional Oregon Municipals Fund
EV Traditional High Yield Municipals Fund               EV Traditional Pennsylvania Municipals Fund
Eaton Vance Income Fund of Boston                       EV Traditional Rhode Island Municipals Fund
EV Traditional Information Age Fund                     EV Traditional South Carolina Municipals Fund
EV Traditional Investors Fund                           EV Traditional Special Equities Fund
EV Traditional Kansas Municipals Fund                   EV Traditional Stock Fund
EV Traditional Kentucky Municipals Fund                 EV Traditional Tax-Managed Growth Fund
EV Traditional Louisiana Municipals Fund                EV Traditional Tennessee Municipals Fund
EV Traditional Maryland Municipals Fund                 EV Traditional Texas Municipals Fund
EV Traditional Massachusetts Municipals Fund            EV Traditional Total Return Fund
EV Traditional Michigan Limited Maturity                EV Traditional Virginia Municipals Fund
  Municipals Fund                                       EV Traditional West Virginia Municipals Fund
EV Traditional Michigan Municipals Fund                 EV Traditional Worldwide Health
EV Traditional Minnesota Municipals Fund                  Sciences Fund, Inc.
EV Traditional Mississippi Municipals Fund              Eaton Vance Cash Management Fund
EV Traditional Missouri Municipals Fund                 Eaton Vance Liquid Assets Fund
Eaton Vance Municipal Bond Fund L.P.                    Eaton Vance Money Market Fund
EV Traditional National Limited Maturity                Eaton Vance Prime Rate Reserves
  Municipals Fund                                       Eaton Vance Short-Term Treasury Fund
EV Traditional National Municipals Fund                 Eaton Vance Tax Free Reserves
                                                        Massachusetts Municipal Bond Portfolio

    (b)

               (1)                                      (2)                                     (3)
       NAME AND PRINCIPAL                      POSITIONS AND OFFICES                   POSITIONS AND OFFICE
        BUSINESS ADDRESS*                    WITH PRINCIPAL UNDERWRITER                   WITH REGISTRANT
       ------------------                    --------------------------                ---------------------
James B. Hawkes                          Vice President and Director                   Vice President and
                                                                                         Trustee
William M. Steul                         Vice President and Director                   None
Wharton P. Whitaker                      President and Director                        None
Chris Berg                               Vice President                                None
H. Day Brigham, Jr.                      Vice President                                None
Kate B. Bradshaw                         Vice President                                None
Susan W. Bukima                          Vice President                                None
Jeffrey W. Butterfield                   Vice President                                None
David B. Carle                           Vice President                                None
James S. Comforti                        Vice President                                None
Raymond Cox                              Vice President                                None
Mark P. Doman                            Vice President                                None
James Foley                              Vice President                                None
Michael A. Foster                        Vice President                                None
William M. Gillen                        Vice President                                None
Hugh S. Gilmartin                        Vice President                                None
Perry D. Hooker                          Vice President                                None
Brian Jacobs                             Senior Vice President                         None
Thomas P. Luka                           Vice President                                None
Timothy D. McCarthy                      Vice President                                None
Joseph T. McMenamin                      Vice President                                None
Morgan C. Mohrman                        Senior Vice President                         None
James A. Naughton                        Vice President                                None
Mark D. Nelson                           Vice President                                None
Linda D. Newkirk                         Vice President                                None
James L. O'Connor                        Vice President                                Treasurer
Thomas Otis                              Secretary and Clerk                           Secretary
George D. Owen II                        Vice President                                None
F. Anthony Robinson                      Vice President                                None
Jay S. Rosoff                            Vice President                                None
Benjamin A. Rowland, Jr.                 Vice President,                               None
                                           Treasurer and Director
John P. Rynne                            Vice President                                None
Kevin Schrader                           Vice President                                None
George V.F. Schwab, Jr.                  Vice President                                None
Cornelius J. Sullivan                    Vice President                                None
David M. Thill                           Vice President                                None
Chris Volf                               Vice President                                None
Sue Wilder                               Vice President                                None
----------
*Address is 24 Federal Street, Boston, MA 02110

    (c) Not applicable

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 89 South Street, Boston, MA 02111 and its transfer agent, First Data Investor Services Group, 4400 Computer Drive, Westborough, MA 01581-5123, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody, Eaton Vance Management, 24 Federal Street, Boston, MA 02110. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research.

ITEM 31.  MANAGEMENT SERVICES

    Not applicable

ITEM 32.  UNDERTAKINGS

    The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on the 17th day of December, 1996.


                                        EATON VANCE MUNICIPALS TRUST

                                        By  /s/THOMAS J. FETTER
                                            -----------------------------------
                                               THOMAS J. FETTER, President

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

             SIGNATURE                                    TITLE                               DATE
             ---------                                    -----                               ----
                                                     President (Chief
 /s/THOMAS J. FETTER                                   Executive Officer)                December 17, 1996
------------------------------------
    THOMAS J. FETTER
                                                     Treasurer and Principal
                                                       Financial and Accounting
 /s/JAMES L. O'CONNOR                                  Officer                           December 17, 1996
------------------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*                                Trustee                             December 17, 1996
------------------------------------
    DONALD R. DWIGHT

 /s/JAMES B. HAWKES                                  Trustee                             December 17, 1996
------------------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*                            Trustee                             December 17, 1996
------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                                Trustee                             December 17, 1996
------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                               Trustee                             December 17, 1996
------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                                 Trustee                             December 17, 1996
------------------------------------
    JACK L. TREYNOR

*By: /s/ H. DAY BRIGHAM, JR.
     -------------------------------
         H. DAY BRIGHAM, JR.
         As attorney-in-fact

                                  SIGNATURES

    Alabama Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 17th day of December, 1996.

                                        ALABAMA MUNICIPALS PORTFOLIO

                                        By /s/THOMAS J. FETTER
                                           ------------------------------------
                                              THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

               SIGNATURE                                  TITLE                                DATE
               ---------                                  -----                                ----
                                                     President (Chief
 /s/THOMAS J. FETTER                                   Executive Officer)                December 17, 1996
------------------------------------
    THOMAS J. FETTER

                                                     Treasurer and Principal
                                                       Financial and Accounting
 /s/JAMES L. O'CONNOR                                  Officer                           December 17, 1996
------------------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*                                Trustee                             December 17, 1996
------------------------------------
    DONALD R. DWIGHT

 /s/JAMES B. HAWKES                                  Trustee                             December 17, 1996
------------------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*                            Trustee                             December 17, 1996
------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                                Trustee                             December 17, 1996
------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                               Trustee                             December 17, 1996
------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                                 Trustee                             December 17, 1996
------------------------------------
    JACK L. TREYNOR

*By: /s/ H. DAY BRIGHAM, JR.
     -------------------------------
         H. DAY BRIGHAM, JR.
         As attorney-in-fact

                                  SIGNATURES

    Arkansas Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 17th day of December, 1996.

                                        ARKANSAS MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                           ------------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

            SIGNATURE                                   TITLE                                DATE
            ---------                                   -----                                ----
                                                   President (Chief
 /s/THOMAS J. FETTER                                 Executive Officer)                December 17, 1996
------------------------------------
    THOMAS J. FETTER
                                                   Treasurer and Principal
                                                     Financial and Accounting
 /s/JAMES L. O'CONNOR                                Officer                           December 17, 1996
------------------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*                              Trustee                             December 17, 1996
------------------------------------
    DONALD R. DWIGHT

 /s/JAMES B. HAWKES                                Trustee                             December 17, 1996
------------------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*                          Trustee                             December 17, 1996
------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                              Trustee                             December 17, 1996
------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                             Trustee                             December 17, 1996
------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                               Trustee                             December 17, 1996
------------------------------------
    JACK L. TREYNOR

*By: /s/ H. DAY BRIGHAM, JR.
     -------------------------------
         H. DAY BRIGHAM, JR.
         As attorney-in-fact

                                  SIGNATURES

    Georgia Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 17th day of December, 1996.

                                        GEORGIA MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                           ------------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

            SIGNATURE                                    TITLE                                DATE
            ---------                                    -----                                ----
                                                   President (Chief
 /s/THOMAS J. FETTER                                 Executive Officer)                December 17, 1996
------------------------------------
    THOMAS J. FETTER
                                                   Treasurer and Principal
                                                     Financial and Accounting
 /s/JAMES L. O'CONNOR                                Officer                           December 17, 1996
------------------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*                              Trustee                             December 17, 1996
------------------------------------
    DONALD R. DWIGHT

 /s/JAMES B. HAWKES                                Trustee                             December 17, 1996
------------------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*                          Trustee                             December 17, 1996
------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                              Trustee                             December 17, 1996
------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                             Trustee                             December 17, 1996
------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                               Trustee                             December 17, 1996
------------------------------------
    JACK L. TREYNOR

*By: /s/ H. DAY BRIGHAM, JR.
     -------------------------------
         H. DAY BRIGHAM, JR.
         As attorney-in-fact

                                  SIGNATURES

    Kentucky Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 17th day of December, 1996.

                                        KENTUCKY MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                           ------------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

            SIGNATURE                                    TITLE                                DATE
            ---------                                    -----                                ----
                                                   President (Chief
 /s/THOMAS J. FETTER                                 Executive Officer)                December 17, 1996
------------------------------------
    THOMAS J. FETTER
                                                   Treasurer and Principal
                                                     Financial and Accounting
 /s/JAMES L. O'CONNOR                                Officer                           December 17, 1996
------------------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*                              Trustee                             December 17, 1996
------------------------------------
    DONALD R. DWIGHT

 /s/JAMES B. HAWKES                                Trustee                             December 17, 1996
------------------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*                          Trustee                             December 17, 1996
------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                              Trustee                             December 17, 1996
------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                             Trustee                             December 17, 1996
------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                               Trustee                             December 17, 1996
------------------------------------
    JACK L. TREYNOR

*By: /s/ H. DAY BRIGHAM, JR.
     -------------------------------
         H. DAY BRIGHAM, JR.
         As attorney-in-fact

                                  SIGNATURES

    Louisiana Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 17th day of December, 1996.

                                        LOUISIANA MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                           ------------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

            SIGNATURE                                    TITLE                             DATE
            ---------                                    -----                             ----
                                                   President (Chief
 /s/THOMAS J. FETTER                                 Executive Officer)                December 17, 1996
------------------------------------
    THOMAS J. FETTER
                                                   Treasurer and Principal
                                                     Financial and Accounting
 /s/JAMES L. O'CONNOR                                Officer                           December 17, 1996
------------------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*                              Trustee                             December 17, 1996
------------------------------------
    DONALD R. DWIGHT

 /s/JAMES B. HAWKES                                Trustee                             December 17, 1996
------------------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*                          Trustee                             December 17, 1996
------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                              Trustee                             December 17, 1996
------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                             Trustee                             December 17, 1996
------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                               Trustee                             December 17, 1996
------------------------------------
    JACK L. TREYNOR

*By: /s/ H. DAY BRIGHAM, JR.
     -------------------------------
         H. DAY BRIGHAM, JR.
         As attorney-in-fact

                                  SIGNATURES

    Maryland Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 17th day of December, 1996.

                                        MARYLAND MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                           ------------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

            SIGNATURE                                    TITLE                             DATE
            ---------                                    -----                             ----
                                                   President (Chief
 /s/THOMAS J. FETTER                                 Executive Officer)                December 17, 1996
------------------------------------
    THOMAS J. FETTER
                                                   Treasurer and Principal
                                                     Financial and Accounting
 /s/JAMES L. O'CONNOR                                Officer                           December 17, 1996
------------------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*                              Trustee                             December 17, 1996
------------------------------------
    DONALD R. DWIGHT

 /s/JAMES B. HAWKES                                Trustee                             December 17, 1996
------------------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*                          Trustee                             December 17, 1996
------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                              Trustee                             December 17, 1996
------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                             Trustee                             December 17, 1996
------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                               Trustee                             December 17, 1996
------------------------------------
    JACK L. TREYNOR

*By: /s/ H. DAY BRIGHAM, JR.
     -------------------------------
         H. DAY BRIGHAM, JR.
         As attorney-in-fact

                                  SIGNATURES

    Missouri Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 17th day of December, 1996.

                                        MISSOURI MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                           ------------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

        SIGNATURE                                       TITLE                                 DATE
        ---------                                       -----                                 ----
                                                   President (Chief
 /s/THOMAS J. FETTER                                 Executive Officer)                December 17, 1996
------------------------------------
    THOMAS J. FETTER
                                                   Treasurer and Principal
                                                     Financial and Accounting
 /s/JAMES L. O'CONNOR                                Officer                           December 17, 1996
------------------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*                              Trustee                             December 17, 1996
------------------------------------
    DONALD R. DWIGHT

 /s/JAMES B. HAWKES                                Trustee                             December 17, 1996
------------------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*                          Trustee                             December 17, 1996
------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                              Trustee                             December 17, 1996
------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                             Trustee                             December 17, 1996
------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                               Trustee                             December 17, 1996
------------------------------------
    JACK L. TREYNOR

*By: /s/ H. DAY BRIGHAM, JR.
     --------------------------------------------------------------------------
         H. DAY BRIGHAM, JR.
         As attorney-in-fact

                                  SIGNATURES

    North Carolina Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 17th day of December, 1996.

                                        NORTH CAROLINA MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                           ------------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

        SIGNATURE                                      TITLE                                  DATE
        ---------                                      -----                                  ----
                                                 President (Chief
 /s/THOMAS J. FETTER                               Executive Officer)                  December 17, 1996
------------------------------------
    THOMAS J. FETTER
                                                   Treasurer and Principal
                                                     Financial and Accounting
 /s/JAMES L. O'CONNOR                                Officer                           December 17, 1996
------------------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*                              Trustee                             December 17, 1996
------------------------------------
    DONALD R. DWIGHT

 /s/JAMES B. HAWKES                                Trustee                             December 17, 1996
------------------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*                          Trustee                             December 17, 1996
------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                              Trustee                             December 17, 1996
------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                             Trustee                             December 17, 1996
------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                               Trustee                             December 17, 1996
------------------------------------
    JACK L. TREYNOR

*By: /s/ H. DAY BRIGHAM, JR.
     -------------------------------
         H. DAY BRIGHAM, JR.
         As attorney-in-fact

                                  SIGNATURES

    Oregon Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 17th day of December, 1996.


                                        OREGON MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                           ------------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

        SIGNATURE                                        TITLE                                DATE
        ---------                                        -----                                ----

                                                   President (Chief
 /s/THOMAS J. FETTER                                 Executive Officer)                December 17, 1996
------------------------------------
    THOMAS J. FETTER
                                                   Treasurer and Principal
                                                     Financial and Accounting
 /s/JAMES L. O'CONNOR                                Officer                           December 17, 1996
------------------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*                              Trustee                             December 17, 1996
------------------------------------
    DONALD R. DWIGHT

 /s/JAMES B. HAWKES                                Trustee                             December 17, 1996
------------------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*                          Trustee                             December 17, 1996
------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                              Trustee                             December 17, 1996
------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                             Trustee                             December 17, 1996
------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                               Trustee                             December 17, 1996
------------------------------------
    JACK L. TREYNOR

*By: /s/ H. DAY BRIGHAM, JR.
     -------------------------------
         H. DAY BRIGHAM, JR.
         As attorney-in-fact

                                  SIGNATURES

    South Carolina Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 17th day of December, 1996.


                                        SOUTH CAROLINA MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                           ------------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

        SIGNATURE                                        TITLE                               DATE
        ---------                                        -----                               ----

                                                   President (Chief
 /s/THOMAS J. FETTER                                 Executive Officer)                December 17, 1996
------------------------------------
    THOMAS J. FETTER
                                                   Treasurer and Principal
                                                     Financial and Accounting
 /s/JAMES L. O'CONNOR                                Officer                           December 17, 1996
------------------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*                              Trustee                             December 17, 1996
------------------------------------
    DONALD R. DWIGHT

 /s/JAMES B. HAWKES                                Trustee                             December 17, 1996
------------------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*                          Trustee                             December 17, 1996
------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                              Trustee                             December 17, 1996
------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                             Trustee                             December 17, 1996
------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                               Trustee                             December 17, 1996
------------------------------------
    JACK L. TREYNOR

*By: /s/ H. DAY BRIGHAM, JR.
     -------------------------------
         H. DAY BRIGHAM, JR.
         As attorney-in-fact

                                  SIGNATURES

    Tennessee Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 17th day of December, 1996.


                                        TENNESSEE MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                        ---------------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

        SIGNATURE                                        TITLE                                DATE
        ---------                                        -----                                ----

                                                   President (Chief
 /s/THOMAS J. FETTER                                 Executive Officer)              December 17, 1996
------------------------------------
    THOMAS J. FETTER
                                                   Treasurer and Principal
                                                     Financial and Accounting
 /s/JAMES L. O'CONNOR                                Officer                         December 17, 1996
------------------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*                              Trustee                           December 17, 1996
------------------------------------
    DONALD R. DWIGHT

 /s/JAMES B. HAWKES                                Trustee                           December 17, 1996
------------------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*                          Trustee                           December 17, 1996
------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                              Trustee                           December 17, 1996
------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                             Trustee                           December 17, 1996
------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                               Trustee                           December 17, 1996
------------------------------------
    JACK L. TREYNOR

*By: /s/ H. DAY BRIGHAM, JR.
     --------------------------------------------------------------------------
         H. DAY BRIGHAM, JR.
         As attorney-in-fact

                                  SIGNATURES

    Virginia Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 17th day of December, 1996.

                                        VIRGINIA MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                           ------------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

        SIGNATURE                                        TITLE                                DATE
        ---------                                        -----                                ----

                                                   President (Chief
 /s/THOMAS J. FETTER                                 Executive Officer)                December 17, 1996
------------------------------------
    THOMAS J. FETTER
                                                   Treasurer and Principal
                                                     Financial and Accounting
 /s/JAMES L. O'CONNOR                                Officer                            December 17, 1996
----------------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*                              Trustee                              December 17, 1996
------------------------------------
    DONALD R. DWIGHT

 /s/JAMES B. HAWKES                                Trustee                              December 17, 1996
------------------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*                          Trustee                              December 17, 1996
------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                              Trustee                              December 17, 1996
------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                             Trustee                              December 17, 1996
------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                               Trustee                              December 17, 1996
------------------------------------
    JACK L. TREYNOR

*By: /s/ H. DAY BRIGHAM, JR.
     -------------------------------
         H. DAY BRIGHAM, JR.
         As attorney-in-fact

                                EXHIBIT INDEX

    The following exhibits are filed as part of this amendment to the Registration Statement pursuant to General Instructions E of Form N-1A.

                                                                                                  PAGE IN
                                                                                               SEQUENTIAL
                                                                                                 NUMBERING
EXHIBIT NO.                                       DESCRIPTION                                     SYSTEM
----------                                        -----------                                  -------------

(10)                 Opinion of Counsel dated December 20, 1996.

(11)(a)              Consent of Independent Auditors for EV Marathon Alabama
                     Municipals Fund, EV Marathon Arkansas Municipals Fund, EV
                     Marathon Georgia Municipals Fund, EV Marathon Kentucky
                     Municipals Fund, EV Marathon Louisiana Municipals Fund, EV
                     Marathon Maryland Municipals Fund, EV Marathon Missouri
                     Municipals Fund, EV Marathon North Carolina Municipals
                     Fund, EV Marathon Oregon Municipals Fund, EV Marathon South
                     Carolina Municipals Fund, EV Marathon Tennessee Municipals
                     Fund, and EV Marathon Virginia Municipals Fund filed herewith.

    (b)              Consent of Independent Auditors for EV Trational Alabama Municipals
                     Fund, EV Traditional Arkansas Municipals Fund, EV Traditional Georgia
                     Municipals Fund, EV Traditional Kentucky Municipals Fund, EV
                     Traditional Louisiana Municipals Fund, EV Traditional Maryland
                     Municipals Fund, EV Traditional Missouri Municipals Fund, EV
                     Traditional North Carolina Municipals Fund, EV Traditional Oregon
                     Municipals Fund, EV Traditional South Carolina Municipals Fund, EV
                     Traditional Tennessee Municipals Fund, and EV Traditional Virginia
                     Municipals Fund filed herewith.

(16)                 Schedule for Computation of Performance Quotations.